     As filed with the Securities and Exchange Commission on July 28, 2006


                                                             File Nos. 333-50540
                                                                       811-05200

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                                                                              []

                        Post-Effective Amendment No. 17

                                                                             [x]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 145

                                                                             [x]
                        (Check Appropriate Box or Boxes)


                 MetLife Investors Variable Annuity Account One
                           (Exact Name of Registrant)


                      MetLife Investors Insurance Company

                               (Name of Depositor)


               5 Park Plaza, Suite 1900 Irvine, California 92614
        (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code
                                 (800) 989-3752

                        (Name and Address of Guarantor)
                    General American Life Insurance Company
                            13045 Tesson Ferry Road
                           St. Louis, Missouri 63128


                    (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
                      MetLife Investors Insurance Company
                                Irvine, CA 92614
                                 (949) 223-5680

                                   COPIES TO:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, DC 20004-2415
                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):


[x]    immediately upon filing pursuant to paragraph (b) of Rule 485.

[]     on (date) pursuant to paragraph (b) of Rule 485.


[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[]     on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

     This registration statement incorporates by reference the prospectuses (the "Prospectuses") (Class VA, Class AA and Class B) dated May 1, 2006 as filed on May 3, 2006 pursuant to Rule 497, the two supplements dated May 1, 2006 to the two Prospectuses dated May 1, 2006, one for the Class AA and one for the Class B contracts, included in Post - Effective Amendment No. 16 to the registration statement on Form N-4 (File No. 333-50540), filed on April 21, 2006 pursuant to paragraph (b) of Rule 485 and the supplement dated June 9, 2006 to the Prospectus dated May 1, 2006 as filed on June 5, 2006 pursuant to Rule 497 for the Class VA contracts.

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                      METLIFE INVESTORS INSURANCE COMPANY

                         CLASS VA, CLASS AA AND CLASS B

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2006, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2006, AS REVISED JULY 28, 2006.

SAI-706MOVAAAB

TABLE OF CONTENTS                                                        PAGE


COMPANY ......................................................             2
EXPERTS ......................................................             2
CUSTODIAN ....................................................             3
DISTRIBUTION .................................................             3
     Reduction or Elimination of the Withdrawal Charge .......             4
CALCULATION OF PERFORMANCE INFORMATION .......................             5
     Total Return ............................................             5
     Historical Unit Values ..................................             5
     Reporting Agencies ......................................             5
ANNUITY PROVISIONS ...........................................             6
     Variable Annuity ........................................             6
     Fixed Annuity ...........................................             7
     Mortality and Expense Guarantee .........................             7
     Legal or Regulatory Restrictions on Transactions ........             7
TAX STATUS OF THE CONTRACTS ..................................             7
CONDENSED FINANCIAL INFORMATION ..............................             9
     Class VA ................................................             9
     Class AA ................................................            34
     Class B .................................................            97
FINANCIAL STATEMENTS .........................................           127

COMPANY

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2005, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.

General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2005, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.

We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


EXPERTS

The consolidated financial statements of MetLife Investors Insurance
Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

The financial statements of the sub-accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche
LLP is 100 South 4th Street, St. Louis, Missouri 63102.


The consolidated financial statements of General American Life Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.




CUSTODIAN
MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:



                                                 Aggregate Amount of
                                                 Commissions Retained
                     Aggregate Amount of         by Distributor After
                     Commissions Paid to         Payments to Selling
Fiscal year              Distributor                    Firms
-------------       ---------------------       ---------------------
2003                $91,890,954                 $0
2004                $80,238,318                 $0
2005                $76,214,486                 $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2005 ranged from $4,122,607 to $1,000. The amount of commissions paid to selected selling firms during 2005 ranged from $26,272,688 to $0. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2005 ranged from $30,302,543 to $1,000. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies

(First MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors USA Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.

A.G. Edwards & Sons, Inc.
Commonwealth
Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services
Vision Investment Services
Wachovia Securities, LLC


As described in "Investment Options" in the prospectus, certain investment portfolios offered in the contracts compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. These payments are based on a percentage of assets allocated to the portfolio. Pursuant to agreements with A.G. Edwards & Sons, Inc. ("A.G. Edwards"), we pay to them a percentage amount equal to all or a portion of these payments, and we pay similar percentage fees on assets allocated to certain portfolios of affiliated investment portfolios. As a result of these arrangements, A.G. Edwards may have an incentive to recommend to its customers the purchase of the contract for which we pay amounts with respect to the investment portfolios. The fees may vary from investment portfolio to portfolio and they may be significant. It is conceivable that A.G. Edwards may have an incentive to recommend to customers, in connection with the A.G. Edwards asset allocation program, that they allocate purchase payments and account value to the investment portfolios that result in payment of amounts or payment of higher amounts. During 2005, the percentage fees ranged from 0.05% to 0.25%. For more information about the nature and extent of these fees, you should ask your A.G. Edwards registered representative.


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.



CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges, GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the GWB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sale charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, GMIB, GWB or applicable GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products

Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.



ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB, GWB or GMAB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i)    the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is     the net asset value per share of the portfolio for the immediately preceding business day.

C is (i)    the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o  You may not make a transfer from the fixed account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.



TAX STATUS OF THE CONTRACTS
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section

72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2005. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS VA




                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.852311                101.7956
  01/01/2002         to       12/31/2002           11.852311             8.472945            100,576.3890
  01/01/2003         to       12/31/2003            8.472945            11.602508            251,984.0484
  01/01/2004         to       12/31/2004           11.602508            12.176705            222,465.2874
  01/01/2005         to       12/31/2005           12.176705            13.000440          2,020,100.7834
============        ====      ==========           =========            =========          ==============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998849            11.971801             68,164.9092
  01/01/2005         to       12/31/2005           11.971801            13.285850             50,550.9383
============        ====      ==========           =========            =========          ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.935611                 10.0000
  01/01/2002         to       12/31/2002           10.935611             8.832552             41,692.4244
  01/01/2003         to       12/31/2003            8.832552            11.755482            329,047.0448
  01/01/2004         to       12/31/2004           11.755482            13.970748            278,119.0263
  01/01/2005         to       12/31/2005           13.970748            15.738453            235,955.9499
============        ====      ==========           =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  02/12/2001         to       12/31/2001           10.000000             7.308054                 10.0000
  01/01/2002         to       12/31/2002            7.308054             5.200438            163,356.3641
  01/01/2003         to       12/31/2003            5.200438             6.712800            499,474.0790
  01/01/2004         to       12/31/2004            6.712800             7.177933          6,485,668.7830
  01/01/2005         to       12/31/2005            7.177933             8.039394          5,443,794.3614
============        ====      ==========           =========            =========          ==============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
  10/09/2001         to       12/31/2001           10.000000            10.991234                107.4006
  01/01/2002         to       12/31/2002           10.991234             9.665975             51,553.2813
  01/01/2003         to       12/31/2003            9.665975            12.026501            215,051.0711
  01/01/2004         to       12/31/2004           12.026501            13.566810            112,538.9080
  01/01/2005         to       12/31/2005           13.566810            14.456870             93,011.5484
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005         to       12/31/2005           10.247260            10.625522                  0.0000
============        ====      ==========           =========            =========                  ======
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/02/2001         to       12/31/2001           13.960333            13.978494            427,018.4732
  01/01/2002         to       12/31/2002           13.978494            13.705136          1,393,924.5153
  01/01/2003         to       12/31/2003           13.705136            16.103871          2,032,567.5116
  01/01/2004         to       12/31/2004           16.103871            17.176230          1,932,491.2300
  01/01/2005         to       12/31/2005           17.176230            17.191034          3,219,591.4477
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/02/2001         to       12/31/2001           39.912615            41.392944            684,910.9575
  01/01/2002         to       12/31/2002           41.392944            33.421284          1,901,887.6773
  01/01/2003         to       12/31/2003           33.421284            43.085314          2,623,558.9144
  01/01/2004         to       12/31/2004           43.085314            47.857828          3,301,798.7060
  01/01/2005         to       12/31/2005           47.857828            48.795052          3,001,774.1986
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  02/12/2001         to       12/31/2001           10.000000             8.381159              1,897.7385
  01/01/2002         to       12/31/2002            8.381159             7.289280            169,447.2031
  01/01/2003         to       12/31/2003            7.289280             9.491245            391,993.5801
  01/01/2004         to       12/31/2004            9.491245            11.189560          2,178,119.1040
  01/01/2005         to       12/31/2005           11.189560            12.850864          3,625,590.6882
============        ====      ==========           =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
  02/12/2001         to       12/31/2001           10.000000            10.154282            279,466.3573
  01/01/2002         to       12/31/2002           10.154282            10.122875            703,780.8875
  01/01/2003         to       12/31/2003           10.122875            10.025490            721,421.2419
  01/01/2004         to       12/31/2004           10.025490             9.949131            552,205.4002
  01/01/2005         to       04/30/2005            9.949131             9.962144                  0.0000
============        ====      ==========           =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998849            12.833645             74,005.9376
  01/01/2005         to       12/31/2005           12.833645            14.337160          1,826,252.7164
============        ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  02/12/2001         to       12/31/2001           10.000000             8.466912              5,396.7401
  01/01/2002         to       12/31/2002            8.466912             6.283863            353,728.6374
  01/01/2003         to       12/31/2003            6.283863             7.964318            954,155.5766
  01/01/2004         to       12/31/2004            7.964318             8.356218          1,766,428.8260
  01/01/2005         to       12/31/2005            8.356218             8.628835          1,478,265.5863
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.435925            373,281.0023
  01/01/2004         to       12/31/2004           10.435925            11.217736            323,231.2589
  01/01/2005         to       12/31/2005           11.217736            11.215657            249,551.0117
============        ====      ==========           =========            =========            ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  02/12/2001         to       12/31/2001           10.000000            10.536235              4,043.6868
  01/01/2002         to       12/31/2002           10.536235            11.355362          1,422,743.2633
  01/01/2003         to       12/31/2003           11.355362            11.679662          4,213,613.6020
  01/01/2004         to       12/31/2004           11.679662            12.090485          8,369,717.8160
  01/01/2005         to       12/31/2005           12.090485            12.190831          8,039,498.1810
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  02/12/2001         to       12/31/2001           10.000000             8.065922                474.1758
  01/01/2002         to       12/31/2002            8.065922             6.298411             67,255.8145
  01/01/2003         to       12/31/2003            6.298411             7.722500            129,839.2155
  01/01/2004         to       11/19/2004            7.722500             7.933271             98,582.4984
============        ====      ==========           =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  02/12/2001         to       12/31/2001           10.000000             6.093409              1,206.5909
  01/01/2002         to       12/31/2002            6.093409             2.960358             38,949.8836
  01/01/2003         to       12/31/2003            2.960358             4.599830             93,607.8383
  01/01/2004         to       12/31/2004            4.599830             4.340121            133,296.5977
  01/01/2005         to       12/31/2005            4.340121             4.751414             97,427.3833
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  02/12/2001         to       12/31/2001           10.000000             8.236645              2,342.3926
  01/01/2002         to       12/31/2002            8.236645             4.545270            267,097.9707
  01/01/2003         to       12/31/2003            4.545270             6.124338          1,964,182.1293
  01/01/2004         to       12/31/2004            6.124338             7.115346          3,539,464.2130
  01/01/2005         to       12/31/2005            7.115346             8.043025          3,405,275.2625
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.232502            104,943.1029
  01/01/2003         to       12/31/2003            8.232502            11.480838            384,019.0128
  01/01/2004         to       12/31/2004           11.480838            14.321488            434,544.6311
  01/01/2005         to       12/31/2005           14.321488            16.308935            459,884.6753
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998849            11.115049             58,953.3770
  01/01/2005         to       12/31/2005           11.115049            12.205834             36,182.3091
============        ====      ==========           =========            =========          ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005         to       12/31/2005            9.998849            10.475896            751,080.0917
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.962131            10.067108            652,838.7189
=============       ====      ==========            ========            =========            ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001        to       12/31/2001           10.197594            10.156586              7,447.8775
   01/01/2002        to       12/31/2002           10.156586             8.357717            735,007.2177
   01/01/2003        to       12/31/2003            8.357717            10.774657          3,185,276.8997
   01/01/2004        to       12/31/2004           10.774657            11.914458          5,312,009.6480
   01/01/2005        to       12/31/2005           11.914458            12.940186          4,852,874.0005
=============       ====      ==========           =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   04/02/2001        to       12/31/2001           10.164480            11.947753              3,501.8144
   01/01/2002        to       12/31/2002           11.947753            10.713489            250,884.8030
   01/01/2003        to       12/31/2003           10.713489            13.979999            631,685.3062
   01/01/2004        to       12/31/2004           13.979999            15.115774            372,608.1757
   01/01/2005        to       12/31/2005           15.115774            16.353241            284,463.7173
=============       ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             7.628086            206,625.6860
   01/01/2003        to       12/31/2003            7.628086             9.755498            395,492.1308
   01/01/2004        to       12/31/2004            9.755498            10.479270          1,028,049.0500
   01/01/2005        to       12/31/2005           10.479270            11.732904          1,115,239.5596
=============       ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001        to       12/31/2001           10.000000            10.849814                 10.0000
   01/01/2002        to       12/31/2002           10.849814             8.289818             50,415.3744
   01/01/2003        to       12/31/2003            8.289818            10.453078            138,425.1784
   01/01/2004        to       12/31/2004           10.453078            11.366871            155,225.8687
   01/01/2005        to       12/31/2005           11.366871            11.701349            275,851.6003
=============       ====      ==========           =========            =========          ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005           15.802857            15.786672                  0.0000
=============       ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.302502            10.691554            161,944.5679
   01/01/2005        to       12/31/2005           10.691554            11.637720            402,476.4088
=============       ====      ==========           =========            =========          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.102642            10.395455            831,249.1760
   01/01/2005        to       12/31/2005           10.395455            10.981407          1,176,255.1053
=============       ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.942753            10.111501             35,254.9066
   01/01/2005        to       12/31/2005           10.111501            10.418004             74,565.6991
=============       ====      ==========           =========            =========             ===========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.242545            10.606431          1,222,106.7100
   01/01/2005        to       12/31/2005           10.606431            11.413760          1,641,662.9566
=============       ====      ==========           =========            =========          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.012704            10.231750            341,376.9131
   01/01/2005        to       12/31/2005           10.231750            10.676378            487,950.4959
=============       ====      ==========           =========            =========          ==============

                                  1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            8.707674            11.594771            101,789.1310
  01/01/2004         to       12/31/2004           11.594771            12.156391            181,381.7200
  01/01/2005         to       12/31/2005           12.156391            12.965826            243,909.2927
============        ====      ==========           =========            =========            ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998767            11.963775             81,029.1819
  01/01/2005         to       12/31/2005           11.963775            13.263723             67,021.5141
============        ====      ==========           =========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003         to       12/31/2003            8.751972            11.747643            203,718.1899
  01/01/2004         to       12/31/2004           11.747643            13.947450            330,720.9429
  01/01/2005         to       12/31/2005           13.947450            15.696557            264,254.2297
============        ====      ==========           =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            5.505944             6.708323            222,718.3005
  01/01/2004         to       12/31/2004            6.708323             7.165960            357,322.6776
  01/01/2005         to       12/31/2005            7.165960             8.017990            266,399.2212
============        ====      ==========           =========            =========            ============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
  05/01/2003         to       12/31/2003            9.728989            12.018475            104,792.3304
  01/01/2004         to       12/31/2004           12.018475            13.544176            100,475.2295
  01/01/2005         to       12/31/2005           13.544176            14.418376             85,037.4061
============        ====      ==========           =========            =========            ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005         to       12/31/2005           10.247064            10.623775                  0.0000
============        ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003         to       12/31/2003           14.697264            16.093112            211,011.3048
  01/01/2004         to       12/31/2004           16.093112            17.147561            305,895.0429
  01/01/2005         to       12/31/2005           17.147561            17.145239            406,319.8207
============        ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003         to       12/31/2003           34.555426            43.056580            105,889.9724
  01/01/2004         to       12/31/2004           43.056580            47.778007            272,199.5771
  01/01/2005         to       12/31/2005           47.778007            48.665131            364,471.4972
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003         to       12/31/2003            7.334391             9.484912             63,518.9551
  01/01/2004         to       12/31/2004            9.484912            11.170897            341,872.9895
  01/01/2005         to       12/31/2005           11.170897            12.812338            466,828.0333
============        ====      ==========           =========            =========            ============

                                  1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MONEY MARKET SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.096666            10.018792             20,560.5195
  01/01/2004         to       12/31/2004           10.018792             9.932521             35,261.8340
  01/01/2005         to       04/30/2005            9.932521             9.942272                  0.0000
============        ====      ==========           =========            =========             ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998767            12.825046             57,826.5984
  01/01/2005         to       12/31/2005           12.825046            14.313282            167,563.8515
============        ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003         to       12/31/2003            6.545686             7.959003            435,309.9796
  01/01/2004         to       12/31/2004            7.959003             8.342276            587,746.6856
  01/01/2005         to       12/31/2005            8.342276             8.605857            491,941.5275
============        ====      ==========           =========            =========            ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.428951            208,403.6787
  01/01/2004         to       12/31/2004           10.428951            11.199010            333,734.5719
  01/01/2005         to       12/31/2005           11.199010            11.185776            245,887.4780
============        ====      ==========           =========            =========            ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003         to       12/31/2003           11.613154            11.671860            216,705.1423
  01/01/2004         to       12/31/2004           11.671860            12.070302            627,605.8901
  01/01/2005         to       12/31/2005           12.070302            12.158353          1,222,596.5719
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            6.425734             7.717350             51,357.6159
  01/01/2004         to       11/19/2004            7.717350             7.920970             65,927.5792
============        ====      ==========           =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003         to       12/31/2003            3.305316             4.596762             57,682.0975
  01/01/2004         to       12/31/2004            4.596762             4.332878            158,601.5780
  01/01/2005         to       12/31/2005            4.332878             4.738761            128,111.3649
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            4.758231             6.120250            238,664.7558
  01/01/2004         to       12/31/2004            6.120250             7.103474            404,278.9055
  01/01/2005         to       12/31/2005            7.103474             8.021608            740,632.1901
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003         to       12/31/2003            8.471513            11.473181            190,034.4271
  01/01/2004         to       12/31/2004           11.473181            14.297607            260,661.2046
  01/01/2005         to       12/31/2005           14.297607            16.265528            248,109.4350
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998767            11.107592             75,698.8428
  01/01/2005         to       12/31/2005           11.107592            12.185496             54,515.3652
============        ====      ==========           =========            =========          ==============

                                  1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005        to       12/31/2005            9.998767            10.468869            253,637.4236
=================   ====      ==========           =========            =========            ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.942177            10.040284             44,106.0766
=================   ====      ==========           =========            =========            ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003        to       12/31/2003            8.556367            10.767472            301,859.8019
   01/01/2004        to       12/31/2004           10.767472            11.894586            898,607.9162
   01/01/2005        to       12/31/2005           11.894586            12.905737          1,334,449.9423
=================   ====      ==========           =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003           10.939577            13.970674            181,221.6502
   01/01/2004        to       12/31/2004           13.970674            15.090555            201,829.8595
   01/01/2005        to       12/31/2005           15.090555            16.309697            162,301.6846
=================   ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003            8.069248             9.748996            184,686.4410
   01/01/2004        to       12/31/2004            9.748996            10.461794            351,174.6091
   01/01/2005        to       12/31/2005           10.461794            11.701673            432,162.4161
=================   ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003            8.627802            10.446114             33,598.5591
   01/01/2004        to       12/31/2004           10.446114            11.347920             47,054.0466
   01/01/2005        to       12/31/2005           11.347920            11.668631             53,308.9901
=================   ====      ==========           =========            =========          ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005           15.637653            15.611281                  0.0000
=================   ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.301967            10.689858            421,246.8073
   01/01/2005        to       12/31/2005           10.689858            11.624285            671,847.5492
=================   ====      ==========           =========            =========          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.102117            10.393805            970,270.4330
   01/01/2005        to       12/31/2005           10.393805            10.968727          2,296,557.3085
=================   ====      ==========           =========            =========          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.942236            10.109895             33,717.2283
   01/01/2005        to       12/31/2005           10.109895            10.405971            186,722.7115
=================   ====      ==========           =========            =========          ==============

                                  1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.242012            10.604748          2,194,115.3170
   01/01/2005        to       12/31/2005           10.604748            11.400582          4,389,622.7490
=============       ====      ==========           =========            =========          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.012183            10.230125            243,784.2306
   01/01/2005        to       12/31/2005           10.230125            10.664048            642,215.0283
=============       ====      ==========           =========            =========          ==============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.848284                 10.0000
  01/01/2002         to       12/31/2002           11.848284             8.457339             13,481.4115
  01/01/2003         to       12/31/2003            8.457339            11.563798            248,139.8511
  01/01/2004         to       12/31/2004           11.563798            12.117839            309,357.5264
  01/01/2005         to       12/31/2005           12.117839            12.918267            611,055.3073
============        ====      ==========           =========            =========            ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998726            11.959762            144,699.6155
  01/01/2005         to       12/31/2005           11.959762            13.252669            356,825.1071
============        ====      ==========           =========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.931888                 10.0000
  01/01/2002         to       12/31/2002           10.931888             8.816298              7,885.7136
  01/01/2003         to       12/31/2003            8.816298            11.716282            396,562.3124
  01/01/2004         to       12/31/2004           11.716282            13.903248            470,431.2235
  01/01/2005         to       12/31/2005           13.903248            15.639015            633,028.4390
============        ====      ==========           =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/02/2001         to       12/31/2001            7.791070             7.299489                 12.8346
  01/01/2002         to       12/31/2002            7.299489             5.186539             26,934.7562
  01/01/2003         to       12/31/2003            5.186539             6.684840            539,599.5008
  01/01/2004         to       12/31/2004            6.684840             7.137295          1,635,992.3400
  01/01/2005         to       12/31/2005            7.137295             7.981937          1,384,841.4148
============        ====      ==========           =========            =========          ==============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
  10/09/2001         to       12/31/2001           10.000000            10.987487                351.9871
  01/01/2002         to       12/31/2002           10.987487             9.648180             16,255.1477
  01/01/2003         to       12/31/2003            9.648180            11.986389            218,443.2789
  01/01/2004         to       12/31/2004           11.986389            13.501246            161,115.3461
  01/01/2005         to       12/31/2005           13.501246            14.365513            137,230.5751
============        ====      ==========           =========            =========          ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005         to       12/31/2005           10.246967            10.622902              1,563.1764
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/02/2001         to       12/31/2001           13.959643            13.962133             60,578.8834
  01/01/2002         to       12/31/2002           13.962133            13.668578            163,746.8930
  01/01/2003         to       12/31/2003           13.668578            16.036858            631,295.6467
  01/01/2004         to       12/31/2004           16.036858            17.079057            619,202.3849
  01/01/2005         to       12/31/2005           17.079057            17.068231            823,466.2222
============        ====      ==========           =========            =========          ==============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/02/2001         to       12/31/2001           39.910653            41.344503             54,492.9747
  01/01/2002         to       12/31/2002           41.344503            33.332049            194,321.1339
  01/01/2003         to       12/31/2003           33.332049            42.905952            529,074.4655
  01/01/2004         to       12/31/2004           42.905952            47.587002            641,545.3822
  01/01/2005         to       12/31/2005           47.587002            48.446417            598,261.6716
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/02/2001         to       12/31/2001            8.739813             8.371336                631.1459
  01/01/2002         to       12/31/2002            8.371336             7.269814             21,102.0210
  01/01/2003         to       12/31/2003            7.269814             9.451731            189,888.3063
  01/01/2004         to       12/31/2004            9.451731            11.126240            651,974.0853
  01/01/2005         to       12/31/2005           11.126240            12.759052            854,981.1071
============        ====      ==========           =========            =========            ============
 MONEY MARKET SUB-ACCOUNT
  04/02/2001         to       12/31/2001           10.041941            10.142360             28,734.3085
  01/01/2002         to       12/31/2002           10.142360            10.095827             59,880.7593
  01/01/2003         to       12/31/2003           10.095827             9.983712            273,169.5878
  01/01/2004         to       12/31/2004            9.983712             9.892782             95,883.7591
  01/01/2005         to       04/30/2005            9.892782             9.900879                  0.0000
============        ====      ==========           =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998726            12.820747            119,020.1155
  01/01/2005         to       12/31/2005           12.820747            14.301354            452,914.3448
============        ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/02/2001         to       12/31/2001            8.580057             8.456989              3,011.0348
  01/01/2002         to       12/31/2002            8.456989             6.267067             56,679.2938
  01/01/2003         to       12/31/2003            6.267067             7.931148            963,327.7346
  01/01/2004         to       12/31/2004            7.931148             8.308913          1,025,211.7400
  01/01/2005         to       12/31/2005            8.308913             8.567167            815,998.7769
============        ====      ==========           =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.425465            504,998.3737
  01/01/2004         to       12/31/2004           10.425465            11.189656            579,707.9113
  01/01/2005         to       12/31/2005           11.189656            11.170860            470,076.5019
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/02/2001         to       12/31/2001           10.075368            10.523893             10,106.4829
  01/01/2002         to       12/31/2002           10.523893            11.325063            260,508.6670
  01/01/2003         to       12/31/2003           11.325063            11.631034          1,273,435.6985
  01/01/2004         to       12/31/2004           11.631034            12.022053          1,973,805.5060
  01/01/2005         to       12/31/2005           12.022053            12.103714          1,800,783.2773
============        ====      ==========           =========            =========          ==============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/02/2001         to       12/31/2001            8.189391             8.056476                 12.2103
  01/01/2002         to       12/31/2002            8.056476             6.281590             22,643.8258
  01/01/2003         to       12/31/2003            6.281590             7.690349             95,392.7350
  01/01/2004         to       11/19/2004            7.690349             7.889764            121,982.2592
============        ====      ==========            ========             ========            ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  04/02/2001         to       12/31/2001            6.761984             6.086250                 14.7878
  01/01/2002         to       12/31/2002            6.086250             2.952425              2,522.2482
  01/01/2003         to       12/31/2003            2.952425             4.580635             75,570.8187
  01/01/2004         to       12/31/2004            4.580635             4.315511            223,112.6920
  01/01/2005         to       12/31/2005            4.315511             4.717416            188,547.0776
============        ====      ==========            ========             ========            ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/02/2001         to       12/31/2001            7.615300             8.226988                 13.1308
  01/01/2002         to       12/31/2002            8.226988             4.533110             39,837.4725
  01/01/2003         to       12/31/2003            4.533110             6.098811            776,150.9781
  01/01/2004         to       12/31/2004            6.098811             7.075043          1,045,624.8790
  01/01/2005         to       12/31/2005            7.075043             7.985522            911,323.6080
============        ====      ==========            ========             ========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.224231             11,714.2415
  01/01/2003         to       12/31/2003            8.224231            11.452136            399,465.3662
  01/01/2004         to       12/31/2004           11.452136            14.264232            484,902.9181
  01/01/2005         to       12/31/2005           14.264232            16.219476            566,572.8777
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998726            11.103863            119,838.9659
  01/01/2005         to       12/31/2005           11.103863            12.175337            112,476.1212
============        ====      ==========           =========            =========          ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005         to       12/31/2005            9.998726            10.465357            163,450.0515
============        ====      ==========           =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005         to       12/31/2005            9.900743             9.995128            664,675.9490
============        ====      ==========           =========            =========          ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001         to       12/31/2001           10.197092            10.144691                817.0770
  01/01/2002         to       12/31/2002           10.144691             8.335400             86,927.9948
  01/01/2003         to       12/31/2003            8.335400            10.729806            999,530.5962
  01/01/2004         to       12/31/2004           10.729806            11.847038          1,768,557.1590
  01/01/2005         to       12/31/2005           11.847038            12.847742          1,870,220.8107
============        ====      ==========           =========            =========          ==============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           10.163981            11.933782              1,523.0758
  01/01/2002         to       12/31/2002           11.933782            10.684902             42,894.0497
  01/01/2003         to       12/31/2003           10.684902            13.921813            479,429.6843
  01/01/2004         to       12/31/2004           13.921813            15.030239            577,898.4740
  01/01/2005         to       12/31/2005           15.030239            16.236413            400,291.0627
============        ====      ==========           =========            =========            ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.620419             34,476.1308
  01/01/2003         to       12/31/2003            7.620419             9.731099            383,417.5333
  01/01/2004         to       12/31/2004            9.731099            10.437354            495,225.7035
  01/01/2005         to       12/31/2005           10.437354            11.668521            447,702.0184
============        ====      ==========           =========            =========            ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.846117                 10.0000
  01/01/2002         to       12/31/2002           10.846117             8.274548              4,899.8931
  01/01/2003         to       12/31/2003            8.274548            10.418203            151,306.7151
  01/01/2004         to       12/31/2004           10.418203            11.311929            240,637.9726
  01/01/2005         to       12/31/2005           11.311929            11.627388            229,626.4664
============        ====      ==========           =========            =========            ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
  05/01/2005         to       12/31/2005           15.555699            15.524317                590.2826
============        ====      ==========           =========            =========            ============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.301699            10.689009            716,752.1926
  01/01/2005         to       12/31/2005           10.689009            11.617570            750,229.0859
============        ====      ==========           =========            =========            ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.101854            10.392980          2,816,675.1410
  01/01/2005         to       12/31/2005           10.392980            10.962390          5,274,938.1462
============        ====      ==========           =========            =========          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004            9.941977            10.109092            156,250.0675
  01/01/2005         to       12/31/2005           10.109092            10.399957            513,441.3181
============        ====      ==========           =========            =========          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.241746            10.603907          2,640,646.2190
  01/01/2005         to       12/31/2005           10.603907            11.393996          5,439,760.9416
============        ====      ==========           =========            =========          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.011923            10.229313            885,476.6904
  01/01/2005         to       12/31/2005           10.229313            10.657886          1,548,912.2565
============        ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            8.673777            11.538078            728,480.7931
  01/01/2004         to       12/31/2004           11.538078            12.078766            635,631.1567
  01/01/2005         to       12/31/2005           12.078766            12.863783            950,432.5565
============        ====      ==========           =========            =========            ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998644            11.951741            188,983.5826
  01/01/2005         to       12/31/2005           11.951741            13.230588            192,469.8754
============        ====      ==========           =========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003         to       12/31/2003            8.717888            11.690181            890,875.6228
  01/01/2004         to       12/31/2004           11.690181            13.858377            689,649.6331
  01/01/2005         to       12/31/2005           13.858377            15.573010            541,506.2615
============        ====      ==========           =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            5.476897             6.666256          1,444,785.3500
  01/01/2004         to       12/31/2004            6.666256             7.110320          2,197,732.7570
  01/01/2005         to       12/31/2005            7.110320             7.943847          1,857,327.7344
============        ====      ==========           =========            =========          ==============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
  05/01/2003         to       12/31/2003            9.691127            11.959724            728,304.0743
  01/01/2004         to       12/31/2004           11.959724            13.457712            472,313.4662
  01/01/2005         to       12/31/2005           13.457712            14.304925            355,196.8526
============        ====      ==========           =========            =========          ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005         to       12/31/2005           10.246771            10.621157                  0.0000
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003         to       12/31/2003           14.619851            15.992320          1,990,206.6930
  01/01/2004         to       12/31/2004           15.992320            17.014558          1,423,919.9610
  01/01/2005         to       12/31/2005           17.014558            16.986823          1,399,447.2204
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003         to       12/31/2003           34.373285            42.786777          1,593,251.7660
  01/01/2004         to       12/31/2004           42.786777            47.407274          1,462,636.7260
  01/01/2005         to       12/31/2005           47.407274            48.215337          1,315,097.2795
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003         to       12/31/2003            7.295738             9.425479            874,528.2853
  01/01/2004         to       12/31/2004            9.425479            11.084222          1,304,324.8450
  01/01/2005         to       12/31/2005           11.084222            12.698204          1,644,548.8198
============        ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MONEY MARKET SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.043451             9.955999            890,691.6762
  01/01/2004         to       12/31/2004            9.955999             9.855432            509,470.6728
  01/01/2005         to       04/30/2005            9.855432             9.860283              3,411.3696
============        ====      ==========           =========             ========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998644            12.812153            166,923.8607
  01/01/2005         to       12/31/2005           12.812153            14.277527            535,190.5442
============        ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003         to       12/31/2003            6.511163             7.909106          2,898,933.3130
  01/01/2004         to       12/31/2004            7.909106             8.277517          2,529,877.5500
  01/01/2005         to       12/31/2005            8.277517             8.526290          1,927,136.5714
============        ====      ==========           =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.418489          1,218,441.4730
  01/01/2004         to       12/31/2004           10.418489            11.170963            852,071.8889
  01/01/2005         to       12/31/2005           11.170963            11.141080            579,488.0413
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003         to       12/31/2003           11.551987            11.598744          3,129,998.9400
  01/01/2004         to       12/31/2004           11.598744            11.976661          2,930,256.0470
  01/01/2005         to       12/31/2005           11.976661            12.045993          2,864,523.5732
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            6.391861             7.668982            574,092.5202
  01/01/2004         to       11/19/2004            7.668982             7.860884            411,757.7047
============        ====      ==========           =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003         to       12/31/2003            3.287861             4.567923            384,195.3425
  01/01/2004         to       12/31/2004            4.567923             4.299219            486,242.6251
  01/01/2005         to       12/31/2005            4.299219             4.694924            368,658.4428
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            4.733129             6.081870          2,006,794.9600
  01/01/2004         to       12/31/2004            6.081870             7.048322          1,716,682.7400
  01/01/2005         to       12/31/2005            7.048322             7.947436          1,739,314.5771
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003         to       12/31/2003            8.450339            11.433062          1,022,632.1470
  01/01/2004         to       12/31/2004           11.433062            14.226210            749,621.5910
  01/01/2005         to       12/31/2005           14.226210            16.160130            675,892.4241
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998644            11.096411            160,260.3155
  01/01/2005         to       12/31/2005           11.096411            12.155042            124,124.2139
============        ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005        to       12/31/2005            9.998644            10.458340            233,041.5843
=================   ====      ==========           =========            =========            ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.860067             9.947469            573,196.9846
=================   ====      ==========           =========            =========            ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003        to       12/31/2003            8.511268            10.699997          2,837,066.7900
   01/01/2004        to       12/31/2004           10.699997            11.802287          3,113,698.1630
   01/01/2005        to       12/31/2005           11.802287            12.786459          3,101,670.2116
=================   ====      ==========           =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003           10.881938            13.883167          1,602,593.0700
   01/01/2004        to       12/31/2004           13.883167            14.973492          1,026,421.6470
   01/01/2005        to       12/31/2005           14.973492            16.158995            867,876.2326
=================   ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003            8.049062             9.714878          1,062,291.4680
   01/01/2004        to       12/31/2004            9.714878            10.409513            892,343.7227
   01/01/2005        to       12/31/2005           10.409513            11.625804            816,190.2397
=================   ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003            8.594198            10.395014            529,148.8849
   01/01/2004        to       12/31/2004           10.395014            11.275442            537,950.0067
   01/01/2005        to       12/31/2005           11.275442            11.578333            515,068.8129
=================   ====      ==========           =========            =========          ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005           15.393136            15.351902                  0.0000
=================   ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.301164            10.687313            777,671.6506
   01/01/2005        to       12/31/2005           10.687313            11.604154            899,364.1233
=================   ====      ==========           =========            =========          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.101328            10.391330          3,996,359.1880
   01/01/2005        to       12/31/2005           10.391330            10.949726          5,127,061.1608
=================   ====      ==========           =========            =========          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.941459            10.107486            179,571.4468
   01/01/2005        to       12/31/2005           10.107486            10.387940            619,534.0776
=================   ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.241214            10.602224          3,727,116.6000
   01/01/2005        to       12/31/2005           10.602224            11.380836          5,704,736.6098
=============       ====      ==========           =========            =========          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.011402            10.227688          1,174,171.0680
   01/01/2005        to       12/31/2005           10.227688            10.645573          1,733,038.4828
=============       ====      ==========           =========            =========          ==============

                                  1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            8.707674            11.575448            303,307.8198
  01/01/2004         to       12/31/2004           11.575448            12.105739            468,862.0298
  01/01/2005         to       12/31/2005           12.105739            12.879664            362,246.6080
============        ====      ==========           =========            =========            ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998562            11.943726            200,639.3919
  01/01/2005         to       12/31/2005           11.943726            13.208544            307,360.8379
============        ====      ==========           =========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  05/01/2003         to       12/31/2003            8.751972            11.728055            502,035.9448
  01/01/2004         to       12/31/2004           11.728055            13.889348            733,353.6073
  01/01/2005         to       12/31/2005           13.889348            15.592262            643,962.4400
============        ====      ==========           =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            5.505944             6.697139            707,471.8090
  01/01/2004         to       12/31/2004            6.697139             7.136100            781,225.4021
  01/01/2005         to       12/31/2005            7.136100             7.964706            525,101.1448
============        ====      ==========           =========            =========            ============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
  05/01/2003         to       12/31/2003            9.728989            11.998433            263,550.1272
  01/01/2004         to       12/31/2004           11.998433            13.487739            224,052.4404
  01/01/2005         to       12/31/2005           13.487739            14.322557            160,332.2470
============        ====      ==========           =========            =========            ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005         to       12/31/2005           10.246575            10.619411                  0.0000
============        ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  05/01/2003         to       12/31/2003           14.697264            16.066264            652,133.2433
  01/01/2004         to       12/31/2004           16.066264            17.076098            685,346.9420
  01/01/2005         to       12/31/2005           17.076098            17.031269            537,149.8991
============        ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  05/01/2003         to       12/31/2003           34.555426            42.984805            334,537.2375
  01/01/2004         to       12/31/2004           42.984805            47.578964            429,989.9089
  01/01/2005         to       12/31/2005           47.578964            48.341721            351,515.8593
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  05/01/2003         to       12/31/2003            7.334391             9.469098            216,291.5659
  01/01/2004         to       12/31/2004            9.469098            11.124362            522,437.5979
  01/01/2005         to       12/31/2005           11.124362            12.727210            405,795.7495
============        ====      ==========           =========            =========            ============

                                  1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MONEY MARKET SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.096666            10.002057            107,542.8246
  01/01/2004         to       12/31/2004           10.002057             9.891100            253,746.9493
  01/01/2005         to       04/30/2005            9.891100             9.892743                  0.0000
============        ====      ==========           =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998562            12.803566            163,702.3876
  01/01/2005         to       12/31/2005           12.803566            14.253740            136,325.5664
============        ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  05/01/2003         to       12/31/2003            6.545686             7.945738          1,199,037.8673
  01/01/2004         to       12/31/2004            7.945738             8.307522          1,304,920.5870
  01/01/2005         to       12/31/2005            8.307522             8.548668            994,431.8974
============        ====      ==========           =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.411529            736,447.3370
  01/01/2004         to       12/31/2004           10.411529            11.152314            986,886.9436
  01/01/2005         to       12/31/2005           11.152314            11.111391            778,414.1933
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  05/01/2003         to       12/31/2003           11.613154            11.652364            706,866.7231
  01/01/2004         to       12/31/2004           11.652364            12.019969            763,670.5952
  01/01/2005         to       12/31/2005           12.019969            12.077499            699,133.5903
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            6.425734             7.704481            135,372.7607
  01/01/2004         to       11/19/2004            7.704481             7.890285            166,048.9595
============        ====      ==========           =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  05/01/2003         to       12/31/2003            3.305316             4.589108            136,427.2265
  01/01/2004         to       12/31/2004            4.589108             4.314826            312,990.2164
  01/01/2005         to       12/31/2005            4.314826             4.707273            199,315.4728
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  05/01/2003         to       12/31/2003            4.758231             6.110051            711,884.3786
  01/01/2004         to       12/31/2004            6.110051             7.073886            539,705.6911
  01/01/2005         to       12/31/2005            7.073886             7.968314            522,229.9930
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2003         to       12/31/2003            8.471513            11.454065            510,324.5346
  01/01/2004         to       12/31/2004           11.454065            14.238069            658,400.3957
  01/01/2005         to       12/31/2005           14.238069            16.157491            582,506.2236
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998562            11.088963            163,554.1683
  01/01/2005         to       12/31/2005           11.088963            12.134782            122,346.8702
============        ====      ==========           =========            =========          ==============

                                  1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005        to       12/31/2005            9.998562            10.451325             22,966.7521
=================   ====      ==========           =========            =========             ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.892445             9.973519            458,380.6783
=================   ====      ==========           =========            =========            ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003        to       12/31/2003            8.556367            10.749521            812,394.0970
   01/01/2004        to       12/31/2004           10.749521            11.845032          1,387,014.0070
   01/01/2005        to       12/31/2005           11.845032            12.819984          1,232,480.4169
=================   ====      ==========           =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003           10.939577            13.947388            619,951.3971
   01/01/2004        to       12/31/2004           13.947388            15.027679            769,904.3927
   01/01/2005        to       12/31/2005           15.027679            16.201314            750,785.7937
=================   ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003            8.069248             9.732750            509,533.6949
   01/01/2004        to       12/31/2004            9.732750            10.418212            663,087.6564
   01/01/2005        to       12/31/2005           10.418212            11.623927            515,598.7796
=================   ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003            8.627802            10.428700            163,727.6214
   01/01/2004        to       12/31/2004           10.428700            11.300646            287,263.4410
   01/01/2005        to       12/31/2005           11.300646            11.591091            396,623.4327
=================   ====      ==========           =========            =========          ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005           15.232212            15.181339                490.4303
=================   ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.300629            10.685617            496,059.1309
   01/01/2005        to       12/31/2005           10.685617            11.590752            933,205.2691
=================   ====      ==========           =========            =========          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.100803            10.389680          3,598,348.2350
   01/01/2005        to       12/31/2005           10.389680            10.937077          7,366,079.1747
=================   ====      ==========           =========            =========          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004            9.940942            10.105881             89,756.6426
   01/01/2005        to       12/31/2005           10.105881            10.375938            551,207.4189
=================   ====      ==========           =========            =========          ==============

                                  1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.240681            10.600541          3,639,293.8540
   01/01/2005        to       12/31/2005           10.600541            11.367691          6,735,952.1977
=============       ====      ==========           =========            =========          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004        to       12/31/2004           10.010881            10.226064          1,315,354.3950
   01/01/2005        to       12/31/2005           10.226064            10.633274          2,644,268.1902
=============       ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.841568                 60.8234
  01/01/2002         to       12/31/2002           11.841568             8.431404             49,027.0668
  01/01/2003         to       12/31/2003            8.431404            11.499598            381,795.2233
  01/01/2004         to       12/31/2004           11.499598            12.020385            597,576.0166
  01/01/2005         to       12/31/2005           12.020385            12.782480            817,804.6238
============        ====      ==========           =========            =========            ============
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998521            11.939720            269,252.5508
  01/01/2005         to       12/31/2005           11.939720            13.197536            349,356.2707
============        ====      ==========           =========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.925670                 10.0000
  01/01/2002         to       12/31/2002           10.925670             8.789245             23,744.1676
  01/01/2003         to       12/31/2003            8.789245            11.651185            614,792.3152
  01/01/2004         to       12/31/2004           11.651185            13.791399            844,731.6342
  01/01/2005         to       12/31/2005           13.791399            15.474588            837,023.8301
============        ====      ==========           =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/02/2001         to       12/31/2001            7.790426             7.285235              5,330.5546
  01/01/2002         to       12/31/2002            7.285235             5.163465             89,241.3611
  01/01/2003         to       12/31/2003            5.163465             6.638491            936,260.0392
  01/01/2004         to       12/31/2004            6.638491             7.070062          2,084,113.6850
  01/01/2005         to       12/31/2005            7.070062             7.887068          1,702,529.6789
============        ====      ==========           =========            =========          ==============
 LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
  10/09/2001         to       12/31/2001           10.000000            10.981256              1,158.6675
  01/01/2002         to       12/31/2002           10.981256             9.618604             12,911.9264
  01/01/2003         to       12/31/2003            9.618604            11.919827            422,071.7829
  01/01/2004         to       12/31/2004           11.919827            13.392661            368,115.1203
  01/01/2005         to       12/31/2005           13.392661            14.214507            308,960.7342
============        ====      ==========           =========            =========          ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT
  11/07/2005         to       12/31/2005           10.246477            10.618538             28,040.4414
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/02/2001         to       12/31/2001           13.958495            13.934910             41,643.4787
  01/01/2002         to       12/31/2002           13.934910            13.607857            183,438.0434
  01/01/2003         to       12/31/2003           13.607857            15.925780          1,026,911.4563
  01/01/2004         to       12/31/2004           15.925780            16.918301          1,025,538.3330
  01/01/2005         to       12/31/2005           16.918301            16.865474          1,019,329.1949
============        ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/02/2001         to       12/31/2001           39.907383            41.263886             62,136.3978
  01/01/2002         to       12/31/2002           41.263886            33.183838            193,615.0006
  01/01/2003         to       12/31/2003           33.183838            42.608637            694,811.9466
  01/01/2004         to       12/31/2004           42.608637            47.138957            782,579.5836
  01/01/2005         to       12/31/2005           47.138957            47.870784            706,835.4937
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/02/2001         to       12/31/2001            8.739093             8.354994              2,838.0714
  01/01/2002         to       12/31/2002            8.354994             7.237479             78,810.0767
  01/01/2003         to       12/31/2003            7.237479             9.386204            329,880.9111
  01/01/2004         to       12/31/2004            9.386204            11.021453            907,434.3050
  01/01/2005         to       12/31/2005           11.021453            12.607434          1,182,055.3583
============        ====      ==========           =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
  04/02/2001         to       12/31/2001           10.041115            10.122589             10,516.7910
  01/01/2002         to       12/31/2002           10.122589            10.050994            226,239.9556
  01/01/2003         to       12/31/2003           10.050994             9.914562            253,610.2645
  01/01/2004         to       12/31/2004            9.914562             9.799660            229,972.3926
  01/01/2005         to       04/30/2005            9.799660             9.799690              2,245.9017
============        ====      ==========           =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998521            12.799274            214,119.3092
  01/01/2005         to       12/31/2005           12.799274            14.241861            441,658.2120
============        ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/02/2001         to       12/31/2001            8.579351             8.440489             10,882.6021
  01/01/2002         to       12/31/2002            8.440489             6.239188            183,738.0480
  01/01/2003         to       12/31/2003            6.239188             7.876171          1,617,537.5980
  01/01/2004         to       12/31/2004            7.876171             8.230659          2,057,514.8250
  01/01/2005         to       12/31/2005            8.230659             8.465353          1,702,010.0549
============        ====      ==========           =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.408048            905,824.8266
  01/01/2004         to       12/31/2004           10.408048            11.142998          1,303,099.0940
  01/01/2005         to       12/31/2005           11.142998            11.096573          1,077,939.2457
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/02/2001         to       12/31/2001           10.074541            10.503380              7,939.7406
  01/01/2002         to       12/31/2002           10.503380            11.274776            350,470.5383
  01/01/2003         to       12/31/2003           11.274776            11.550473          1,496,751.5824
  01/01/2004         to       12/31/2004           11.550473            11.908891          2,143,706.6570
  01/01/2005         to       12/31/2005           11.908891            11.959923          1,998,118.3819
============        ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/02/2001         to       12/31/2001            8.188716             8.040755              3,993.1489
  01/01/2002         to       12/31/2002            8.040755             6.253646             38,626.0334
  01/01/2003         to       12/31/2003            6.253646             7.637036            224,000.1853
  01/01/2004         to       11/19/2004            7.637036             7.817754            212,619.4835
============        ====      ==========            ========             ========            ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  04/02/2001         to       12/31/2001            6.761420             6.074341              1,856.7190
  01/01/2002         to       12/31/2002            6.074341             2.939266             12,119.9922
  01/01/2003         to       12/31/2003            2.939266             4.548861            164,020.3205
  01/01/2004         to       12/31/2004            4.548861             4.274839            426,221.9721
  01/01/2005         to       12/31/2005            4.274839             4.661325            372,468.2153
============        ====      ==========            ========             ========            ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/02/2001         to       12/31/2001            7.614667             8.210931              6,367.6263
  01/01/2002         to       12/31/2002            8.210931             4.512937            148,563.8294
  01/01/2003         to       12/31/2003            4.512937             6.056532          1,269,649.0726
  01/01/2004         to       12/31/2004            6.056532             7.008410          1,223,969.1320
  01/01/2005         to       12/31/2005            7.008410             7.890626          1,286,289.4990
============        ====      ==========            ========             ========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.210477             42,984.0519
  01/01/2003         to       12/31/2003            8.210477            11.404493            722,639.6064
  01/01/2004         to       12/31/2004           11.404493            14.169346            832,311.1906
  01/01/2005         to       12/31/2005           14.169346            16.071495            750,702.2762
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998521            11.085242            190,130.9966
  01/01/2005         to       12/31/2005           11.085242            12.124664            136,071.5114
============        ====      ==========           =========            =========          ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT
  05/01/2005         to       12/31/2005            9.998521            10.447819             73,067.2632
============        ====      ==========           =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005         to       12/31/2005            9.799354             9.876390            447,409.0187
============        ====      ==========           =========            =========          ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001         to       12/31/2001           10.196255            10.124913             16,457.1567
  01/01/2002         to       12/31/2002           10.124913             8.298345            202,643.9669
  01/01/2003         to       12/31/2003            8.298345            10.655482          1,474,369.6395
  01/01/2004         to       12/31/2004           10.655482            11.735525          2,258,518.5490
  01/01/2005         to       12/31/2005           11.735525            12.695134          2,126,938.6942
============        ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           10.163146            11.910526              5,807.5593
  01/01/2002         to       12/31/2002           11.910526            10.637413            108,947.6561
  01/01/2003         to       12/31/2003           10.637413            13.825385            790,096.7979
  01/01/2004         to       12/31/2004           13.825385            14.888758            751,116.7984
  01/01/2005         to       12/31/2005           14.888758            16.043544            672,683.9022
============        ====      ==========           =========            =========            ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.607663            116,797.5739
  01/01/2003         to       12/31/2003            7.607663             9.690594            693,976.7877
  01/01/2004         to       12/31/2004            9.690594            10.367887          1,013,673.3400
  01/01/2005         to       12/31/2005           10.367887            11.562016            829,752.7829
============        ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.839954             16,945.1694
  01/01/2002         to       12/31/2002           10.839954             8.249162             58,698.7199
  01/01/2003         to       12/31/2003            8.249162            10.360344            175,602.3744
  01/01/2004         to       12/31/2004           10.360344            11.220948            238,445.5579
  01/01/2005         to       12/31/2005           11.220948            11.505159            288,646.7270
============        ====      ==========           =========            =========          ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
  05/01/2005         to       12/31/2005           15.152382            15.096769                  0.0000
============        ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.300361            10.684769            770,710.4046
  01/01/2005         to       12/31/2005           10.684769            11.584057          1,453,588.0931
============        ====      ==========           =========            =========          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.100540            10.388855          4,952,534.8100
  01/01/2005         to       12/31/2005           10.388855            10.930758         10,550,036.2918
============        ====      ==========           =========            =========         ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004            9.940683            10.105078             98,200.4986
  01/01/2005         to       12/31/2005           10.105078            10.369941            410,833.9250
============        ====      ==========           =========            =========         ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.240415            10.599700          4,070,272.4060
  01/01/2005         to       12/31/2005           10.599700            11.361125          8,659,604.2002
============        ====      ==========           =========            =========         ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.010620            10.225252          1,018,815.0550
  01/01/2005         to       12/31/2005           10.225252            10.627130          2,765,842.5590
============        ====      ==========           =========            =========         ===============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2005. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS AA




                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  01/01/2001         to       12/31/2001           14.746962            11.183281          3,737,753.9281
  01/01/2002         to       12/31/2002           11.183281             8.341693          3,126,907.2250
  01/01/2003         to       12/31/2003            8.341693            10.654094          2,649,822.8147
  01/01/2004         to       12/31/2004           10.654094            11.201681          2,158,508.7430
  01/01/2005         to       12/31/2005           11.201681            12.022461            302,133.2442
============        ====      ==========           =========            =========          ==============
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
  05/01/2002         to       12/31/2002           10.501043             8.332567             23,673.5293
  01/01/2003         to       12/31/2003            8.332567            10.614723             47,106.1997
  01/01/2004         to       12/31/2004           10.614723            11.129593             50,240.5099
  01/01/2005         to       12/31/2005           11.129593            11.916798             52,869.8159
============        ====      ==========           =========            =========          ==============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2001         to       12/31/2001           12.636353             9.553604            664,625.8199
  01/01/2002         to       12/31/2002            9.553604             7.944031            568,164.5820
  01/01/2003         to       12/31/2003            7.944031            10.110304            476,838.2297
  01/01/2004         to       12/31/2004           10.110304            12.362600            396,902.1394
  01/01/2005         to       12/31/2005           12.362600            14.376903             66,070.9012
============        ====      ==========           =========            =========          ==============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002         to       12/31/2002            9.707071             7.929173              3,117.1889
  01/01/2003         to       12/31/2003            7.929173            10.055097             24,060.5342
  01/01/2004         to       12/31/2004           10.055097            12.265257             28,590.1629
  01/01/2005         to       12/31/2005           12.265257            14.236421            205,094.0893
============        ====      ==========           =========            =========          ==============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001         to       12/31/2001           11.741897            11.141971             22,278.9642
  01/01/2002         to       12/31/2002           11.141971             9.102437             87,919.7110
  01/01/2003         to       12/31/2003            9.102437            11.671358            229,135.5001
  01/01/2004         to       12/31/2004           11.671358            12.801496            332,212.3641
  01/01/2005         to       12/31/2005           12.801496            13.327240            226,031.4563
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   04/10/2001        to       12/31/2001            6.977784             6.977321            211,020.5218
   01/01/2002        to       12/31/2002            6.977321             6.870187            757,442.5011
   01/01/2003        to       12/31/2003            6.870187            10.364889          1,383,424.3135
   01/01/2004        to       12/31/2004           10.364889            12.746084          1,614,795.1460
   01/01/2005        to       12/31/2005           12.746084            16.016930          1,419,387.9749
=================   ====      ==========           =========            =========          ==============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   04/02/2001        to       12/31/2001            9.492602             8.918168            124,344.3071
   01/01/2002        to       12/31/2002            8.918168             7.161705            343,127.8534
   01/01/2003        to       12/31/2003            7.161705             9.337160            888,830.8003
   01/01/2004        to       12/31/2004            9.337160            10.912970          2,184,812.2340
   01/01/2005        to       12/31/2005           10.912970            11.856027          2,233,624.4401
=================   ====      ==========           =========            =========          ==============
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
   01/01/2001        to       12/31/2001           11.317860            11.732665            128,180.2900
   01/01/2002        to       04/25/2002           11.732665            11.704773                  0.0000
=================   ====      ==========           =========            =========          ==============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
   01/01/2001        to       12/31/2001            6.512676             4.259904            224,343.7457
   01/01/2002        to       04/25/2002            4.259904             3.441767                  0.0000
=================   ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           11.425372            13.000440          2,020,100.7834
=================   ====      ==========           =========            =========          ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001            7.390419             8.041413            339,261.6011
   01/01/2002        to       12/31/2002            8.041413             5.407779          1,715,155.3382
   01/01/2003        to       12/31/2003            5.407779             7.115415          3,402,205.5545
   01/01/2004        to       12/31/2004            7.115415             7.451877          4,158,138.6440
   01/01/2005        to       04/30/2005            7.451877             6.399259                  0.0000
=================   ====      ==========           =========            =========          ==============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005        to       12/31/2005           10.000000            10.130031            177,567.9882
=================   ====      ==========           =========            =========          ==============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005        to       12/31/2005           10.000000            10.168205            536,049.7619
=================   ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004         to       12/31/2004            6.604499             7.177933          6,485,668.7830
  01/01/2005         to       12/31/2005            7.177933             8.039394          5,443,794.3614
============        ====      ==========            ========             ========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
  04/10/2001         to       12/31/2001           13.360301            12.767316            470,072.5692
  01/01/2002         to       12/31/2002           12.767316             8.706807          2,113,730.7035
  01/01/2003         to       12/31/2003            8.706807            10.592078          4,554,054.0816
  01/01/2004         to       04/30/2004           10.592078            10.484133          5,323,210.0380
============        ====      ==========           =========            =========          ==============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           17.111181            17.140791             82,635.2154
  01/01/2002         to       12/31/2002           17.140791            12.656819            155,704.3180
  01/01/2003         to       04/24/2003           12.656819            13.147480            160,967.6375
============        ====      ==========           =========            =========          ==============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           11.366251            10.512950             55,985.1519
  01/01/2002         to       12/31/2002           10.512950             8.654755             90,565.8220
  01/01/2003         to       04/25/2003            8.654755             8.409175             92,264.6803
============        ====      ==========           =========            =========          ==============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.042663            13.402074            227,671.1262
  01/01/2002         to       12/31/2002           13.402074            14.351445          1,148,656.5980
  01/01/2003         to       12/31/2003           14.351445            14.683714          2,203,544.5312
  01/01/2004         to       11/19/2004           14.683714            15.066905          2,618,055.6020
============        ====      ==========           =========            =========          ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           14.909620            15.718285            179,467.1331
  01/01/2002         to       12/31/2002           15.718285            11.496546            291,787.8619
  01/01/2003         to       12/31/2003           11.496546            15.100620            313,107.6457
  01/01/2004         to       11/19/2004           15.100620            16.257944            316,894.3682
============        ====      ==========           =========            =========          ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001         to       12/31/2001           11.029498            10.343215            375,683.8983
  01/01/2002         to       12/31/2002           10.343215             8.041738            989,541.2319
  01/01/2003         to       12/31/2003            8.041738             9.661587            998,112.4129
  01/01/2004         to       12/31/2004            9.661587            10.586787            717,032.4947
  01/01/2005         to       12/31/2005           10.586787            11.173251            608,315.1598
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           16.252965            17.331204             36,833.2372
  01/01/2005         to       12/31/2005           17.331204            17.400043             31,739.2252
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  01/01/2001         to       12/31/2001            8.811079             7.395337            468,387.8616
  01/01/2002         to       12/31/2002            7.395337             7.198007            323,299.5294
  01/01/2003         to       12/31/2003            7.198007             8.875049            276,076.0951
  01/01/2004         to       04/30/2004            8.875049             9.011550            264,373.3047
============        ====      ==========            ========             ========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.960333            13.978494            427,018.4732
  01/01/2002         to       12/31/2002           13.978494            13.705136          1,393,924.5153
  01/01/2003         to       12/31/2003           13.705136            16.103871          2,032,567.5116
  01/01/2004         to       12/31/2004           16.103871            17.176230          1,932,491.2300
  01/01/2005         to       12/31/2005           17.176230            17.191034          3,219,591.4477
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001         to       12/31/2001            9.733531             9.539603            122,703.2376
  01/01/2002         to       12/31/2002            9.539603             9.625843            987,234.4373
  01/01/2003         to       12/31/2003            9.625843            11.172186          2,171,798.1162
  01/01/2004         to       12/31/2004           11.172186            11.988395          2,362,004.2980
  01/01/2005         to       04/30/2005           11.988395            11.606763                  0.0000
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001         to       12/31/2001           10.000000             9.025089              3,202.8283
  01/01/2002         to       12/31/2002            9.025089             9.193222             20,904.6195
  01/01/2003         to       12/31/2003            9.193222            11.490888             47,749.3763
  01/01/2004         to       12/31/2004           11.490888            12.393944             50,126.3988
  01/01/2005         to       04/30/2005           12.393944            11.919231                  0.0000
============        ====      ==========           =========            =========          ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            9.170160            10.607266            100,477.5549
  01/01/2002         to       12/31/2002           10.607266             7.412032            253,970.1795
  01/01/2003         to       04/25/2003            7.412032             7.526499            250,998.5575
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           43.409333            48.171871         17,755,835.6527
  01/01/2005         to       12/31/2005           48.171871            49.250312            663,334.8802
============        ====      ==========           =========            =========         ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  01/01/2001         to       12/31/2001           14.080792            12.153563          6,321,722.1292
  01/01/2002         to       12/31/2002           12.153563             8.357993          5,277,323.5450
  01/01/2003         to       12/31/2003            8.357993            10.308953          4,466,130.8709
  01/01/2004         to       04/30/2004           10.308953            10.119601            607,173.0361
============        ====      ==========           =========            =========         ===============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FOMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
   01/01/2001        to       12/31/2001            9.096785             8.223442          2,575,460.0844
   01/01/2002        to       12/31/2002            8.223442             6.538203          4,965,326.8122
   01/01/2003        to       12/31/2003            6.538203             8.339884          6,117,756.3340
   01/01/2004        to       04/30/2004            8.339884             8.419097          5,747,783.6630
=================   ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   01/01/2001        to       12/31/2001            9.680632             8.656980            687,415.6274
   01/01/2002        to       12/31/2002            8.656980             7.568604            578,096.8354
   01/01/2003        to       12/31/2003            7.568604             9.281577            476,521.2632
   01/01/2004        to       04/30/2004            9.281577             9.460724            455,443.1368
=================   ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001        to       12/31/2001           39.912615            41.392944            684,910.9575
   01/01/2002        to       12/31/2002           41.392944            33.421284          1,901,887.6773
   01/01/2003        to       12/31/2003           33.421284            43.085314          2,623,558.9144
   01/01/2004        to       12/31/2004           43.085314            47.857828          3,301,798.7060
   01/01/2005        to       12/31/2005           47.857828            48.795052          3,001,774.1986
=================   ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002        to       12/31/2002           10.833047             8.340204             36,078.3700
   01/01/2003        to       12/31/2003            8.340204            10.266421             72,957.4716
   01/01/2004        to       04/30/2004           10.266421            10.067069             77,912.3154
=================   ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001        to       12/31/2001           10.000000             9.976213             13,032.8241
   01/01/2002        to       12/31/2002            9.976213             8.563449             49,381.0843
   01/01/2003        to       12/31/2003            8.563449            10.847816             65,970.9174
   01/01/2004        to       04/30/2004           10.847816            10.875436             62,220.8926
=================   ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001        to       12/31/2001           11.957464            12.232460            244,139.7749
   01/01/2002        to       12/31/2002           12.232460            10.637552            788,350.8203
   01/01/2003        to       12/31/2003           10.637552            13.127728          1,149,118.8134
   01/01/2004        to       04/30/2004           13.127728            13.339526          1,161,540.2930
=================   ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
  04/10/2001         to       12/31/2001           12.663647            12.763839             10,596.6848
  01/01/2002         to       12/31/2002           12.763839            10.622335             24,008.7465
  01/01/2003         to       12/31/2003           10.622335            13.876698             26,033.6282
  01/01/2004         to       04/30/2004           13.876698            13.962049             25,795.2714
============        ====      ==========           =========            =========             ===========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  02/12/2001         to       12/31/2001           10.000000             8.819461            259,338.4711
  01/01/2002         to       12/31/2002            8.819461             6.573580            789,242.1568
  01/01/2003         to       12/31/2003            6.573580             8.796747          1,233,438.8121
  01/01/2004         to       12/31/2004            8.796747             9.753649          1,238,844.2210
  01/01/2005         to       12/31/2005            9.753649            10.059071          1,164,618.2058
============        ====      ==========           =========            =========          ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           20.447743            23.866772            231,213.3040
  01/01/2005         to       12/31/2005           23.866772            25.484343            195,146.9237
============        ====      ==========           =========            =========          ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  01/01/2001         to       12/31/2001           11.163438            12.429283            899,400.7731
  01/01/2002         to       12/31/2002           12.429283            10.709523            859,930.0905
  01/01/2003         to       12/31/2003           10.709523            13.619029            725,841.1692
  01/01/2004         to       04/30/2004           13.619029            14.047055            695,955.1376
============        ====      ==========           =========            =========          ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           15.845706            17.457790            428,822.3630
  01/01/2002         to       12/31/2002           17.457790            15.565227          1,485,451.0428
  01/01/2003         to       12/31/2003           15.565227            19.320918          2,509,611.0808
  01/01/2004         to       12/31/2004           19.320918            23.719979          3,321,767.9430
  01/01/2005         to       12/31/2005           23.719979            25.273416          3,241,302.0816
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004            9.799014            11.267259             25,779.3696
  01/01/2005         to       12/31/2005           11.267259            12.974461             18,054.0106
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  01/01/2001         to       12/31/2001           10.265271             7.187549             78,823.1006
  01/01/2002         to       12/31/2002            7.187549             5.643647             85,518.4811
  01/01/2003         to       12/31/2003            5.643647             6.929297             88,768.6490
  01/01/2004         to       04/30/2004            6.929297             6.999389             86,959.4433
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
   01/01/2001        to       12/31/2001           12.719406            10.298309             76,277.2694
   01/01/2002        to       12/31/2002           10.298309             8.432185             68,348.4747
   01/01/2003        to       12/31/2003            8.432185            12.039793             54,028.1114
   01/01/2004        to       04/30/2004           12.039793            12.099773             50,513.0534
=================   ====      ==========           =========            =========             ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
   01/01/2001        to       12/31/2001           12.693239             9.740698            272,431.4752
   01/01/2002        to       12/31/2002            9.740698             7.843897            226,679.7492
   01/01/2003        to       12/31/2003            7.843897            10.480095            190,302.6307
   01/01/2004        to       04/30/2004           10.480095            10.233746            176,044.3622
=================   ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   02/12/2001        to       12/31/2001           10.000000             8.381159              1,897.7385
   01/01/2002        to       12/31/2002            8.381159             7.289280            169,447.2031
   01/01/2003        to       12/31/2003            7.289280             9.491245            391,993.5801
   01/01/2004        to       12/31/2004            9.491245            11.189560          2,178,119.1040
   01/01/2005        to       12/31/2005           11.189560            12.850864          3,625,590.6882
=================   ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001        to       12/31/2001           10.870934             9.723656              4,080.5123
   01/01/2002        to       12/31/2002            9.723656             8.281257              8,940.5821
   01/01/2003        to       12/31/2003            8.281257            10.878096             13,558.6698
   01/01/2004        to       04/30/2004           10.878096            10.787203             11,705.2893
=================   ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001        to       12/31/2001           14.406299            12.931708            300,519.6759
   01/01/2002        to       12/31/2002           12.931708            10.498595          1,411,610.8134
   01/01/2003        to       12/31/2003           10.498595            13.306143          2,339,969.8435
   01/01/2004        to       12/31/2004           13.306143            15.245624          1,501,358.5670
   01/01/2005        to       04/30/2005           15.245624            14.807213              1,071.7993
=================   ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   04/10/2001        to       12/31/2001            7.574525             6.129472            166,195.8488
   01/01/2002        to       12/31/2002            6.129472             4.918752            672,005.5566
   01/01/2003        to       12/31/2003            4.918752             6.185145            879,926.4693
   01/01/2004        to       04/30/2004            6.185145             6.288503            800,827.6680
=================   ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   02/12/2001        to       12/31/2001           10.000000            10.154282            279,466.3573
   01/01/2002        to       12/31/2002           10.154282            10.122875            703,780.8875
   01/01/2003        to       12/31/2003           10.122875            10.025490            721,421.2419
   01/01/2004        to       12/31/2004           10.025490             9.949131            552,205.4002
   01/01/2005        to       04/30/2005            9.949131             9.962144                  0.0000
=================   ====      ==========           =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           12.486848            14.337160          1,826,252.7164
=================   ====      ==========           =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   04/24/2001        to       12/31/2001            9.045983            10.192752            204,885.1247
   01/01/2002        to       12/31/2002           10.192752            10.282946            800,975.3838
   01/01/2003        to       12/31/2003           10.282946            14.097215          1,555,852.4391
   01/01/2004        to       12/31/2004           14.097215            18.804577          1,452,691.2700
   01/01/2005        to       04/30/2005           18.804577            18.035334                  0.0000
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            7.869183             8.356218          1,766,428.8260
   01/01/2005        to       12/31/2005            8.356218             8.628835          1,478,265.5863
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001        to       12/31/2001            8.945879             8.832633            254,256.3486
   01/01/2002        to       12/31/2002            8.832633             7.238554            958,736.0587
   01/01/2003        to       12/31/2003            7.238554             8.624669          1,259,758.8321
   01/01/2004        to       04/30/2004            8.624669             8.667666          1,185,779.5740
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001        to       12/31/2001            8.119154             7.869049              9,417.5072
   01/01/2002        to       12/31/2002            7.869049             5.996300             19,710.4356
   01/01/2003        to       12/31/2003            5.996300             7.291438             16,449.6681
   01/01/2004        to       04/30/2004            7.291438             7.202509             16,315.5738
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001           11.749005            10.837961             22,977.1182
   01/01/2002        to       12/31/2002           10.837961             8.045246             62,932.0995
   01/01/2003        to       12/31/2003            8.045246             9.866625             81,893.8742
   01/01/2004        to       04/30/2004            9.866625            10.053375             74,479.0637
=================   ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  02/12/2001         to       12/31/2001           10.000000            10.536235              4,043.6868
  01/01/2002         to       12/31/2002           10.536235            11.355362          1,422,743.2633
  01/01/2003         to       12/31/2003           11.355362            11.679662          4,213,613.6020
  01/01/2004         to       12/31/2004           11.679662            12.090485          8,369,717.8160
  01/01/2005         to       12/31/2005           12.090485            12.190831          8,039,498.1810
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.031953            14.261437             15,163.7089
  01/01/2002         to       12/31/2002           14.261437            11.082847             74,302.4014
  01/01/2003         to       12/31/2003           11.082847            14.019403             76,164.4938
  01/01/2004         to       12/31/2004           14.019403            16.357674             73,351.1346
  01/01/2005         to       12/31/2005           16.357674            17.709541             73,011.7709
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004            6.336384             7.192372          2,294,962.3868
  01/01/2005         to       12/31/2005            7.192372             8.147300          1,318,451.0896
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  01/01/2001         to       12/31/2001           10.595514             7.201833          1,301,751.6550
  01/01/2002         to       12/31/2002            7.201833             4.836232          2,583,488.0748
  01/01/2003         to       12/31/2003            4.836232             6.572879          3,018,591.2157
  01/01/2004         to       04/30/2004            6.572879             6.709481          2,829,368.7470
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/12/2001         to       12/31/2001           10.000000             8.236645              2,342.3926
  01/01/2002         to       12/31/2002            8.236645             4.545270            267,097.9707
  01/01/2003         to       12/31/2003            4.545270             6.124338          1,964,182.1293
  01/01/2004         to       12/31/2004            6.124338             7.115346          3,539,464.2130
  01/01/2005         to       12/31/2005            7.115346             8.043025          3,405,275.2625
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005         to       12/31/2005           15.238612            18.076806             26,076.7492
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  01/01/2001         to       12/31/2001            9.104133            10.580230            524,101.3734
  01/01/2002         to       12/31/2002           10.580230             9.248856            495,020.3430
  01/01/2003         to       12/31/2003            9.248856            12.953750            407,422.1638
  01/01/2004         to       12/31/2004           12.953750            16.097777            245,905.0906
  01/01/2005         to       04/30/2005           16.097777            15.119831                  0.0000
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           11.987410            14.321488            434,544.6311
   01/01/2005        to       12/31/2005           14.321488            16.308935            459,884.6753
=================   ====      ==========           =========            =========            ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS SMALL CAP VALUE (CLASS B))
   05/01/2001        to       12/31/2001           10.000000            11.095691              3,339.2222
   01/01/2002        to       12/31/2002           11.095691            10.244108             98,594.9201
   01/01/2003        to       12/31/2003           10.244108            14.232675            105,701.2670
   01/01/2004        to       04/30/2004           14.232675            14.431880             98,651.0785
=================   ====      ==========           =========            =========            ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.998849            10.475896            751,080.0917
=================   ====      ==========           =========            =========            ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004        to       12/31/2004           44.685034            44.856392             25,707.9972
   01/01/2005        to       12/31/2005           44.856392            45.187527            183,962.7720
=================   ====      ==========           =========            =========            ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.962131            10.067108            652,838.7189
=================   ====      ==========           =========            =========            ============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           16.111298            18.125728            158,294.5766
   01/01/2005        to       12/31/2005           18.125728            18.573296            100,960.2315
=================   ====      ==========           =========            =========            ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             7.816345            798,167.6789
   01/01/2003        to       12/31/2003            7.816345            10.593988          1,666,013.0533
   01/01/2004        to       12/31/2004           10.593988            11.387381          2,566,299.7340
   01/01/2005        to       12/31/2005           11.387381            11.847505          1,826,997.9310
=================   ====      ==========           =========            =========          ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001        to       12/31/2001           10.197594            10.156586              7,447.8775
   01/01/2002        to       12/31/2002           10.156586             8.357717            735,007.2177
   01/01/2003        to       12/31/2003            8.357717            10.774657          3,185,276.8997
   01/01/2004        to       12/31/2004           10.774657            11.914458          5,312,009.6480
   01/01/2005        to       12/31/2005           11.914458            12.940186          4,852,874.0005
=================   ====      ==========           =========            =========          ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003           10.000000            12.622994            739,828.4544
   01/01/2004        to       12/31/2004           12.622994            14.684894            587,560.4483
   01/01/2005        to       12/31/2005           14.684894            17.028072            487,634.3940
=================   ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            8.810810             9.755269            127,353.6873
   01/01/2005        to       12/31/2005            9.755269            10.042441            735,246.9211
=================   ====      ==========           =========            =========            ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.642010            10.479270          1,028,049.0500
   01/01/2005        to       12/31/2005           10.479270            11.732904          1,115,239.5596
=================   ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           10.894299            11.701349            275,851.6003
=================   ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001        to       12/31/2001            8.158267             7.968599             32,651.1748
   01/01/2002        to       12/31/2002            7.968599             6.085947            174,269.1924
   01/01/2003        to       12/31/2003            6.085947             7.685052            201,622.2139
   01/01/2004        to       12/31/2004            7.685052             8.362426            181,142.3401
   01/01/2005        to       04/30/2005            8.362426             7.978882                  0.0000
=================   ====      ==========           =========            =========          ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             8.286021            908,439.4110
   01/01/2003        to       12/31/2003            8.286021             9.930208          3,162,560.7085
   01/01/2004        to       12/31/2004            9.930208            10.885772          2,691,165.1000
   01/01/2005        to       12/31/2005           10.885772            11.475744          2,311,782.1769
=================   ====      ==========           =========            =========          ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003           10.000000            11.829026             10,592.5583
   01/01/2004        to       04/30/2004           11.829026            12.045271             13,923.2996
=================   ====      ==========           =========            =========          ==============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001           10.665345            10.940184                504.5948
   01/01/2002        to       12/31/2002           10.940184            11.671485            137,980.9734
   01/01/2003        to       12/31/2003           11.671485            12.671349            314,750.3569
   01/01/2004        to       04/30/2004           12.671349            12.638233            364,310.2992
=================   ====      ==========           =========            =========          ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           11.166965            12.100728          1,338,176.4990
   01/01/2005        to       12/31/2005           12.100728            12.688022          1,530,014.4041
=================   ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                               NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001           13.158597            11.968714             15,406.7849
   01/01/2002        to       12/31/2002           11.968714             7.806484             40,564.8040
   01/01/2003        to       12/31/2003            7.806484            10.002331             48,755.9924
   01/01/2004        to       04/30/2004           10.002331            10.208412             62,392.8496
=================   ====      ==========           =========            =========             ===========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   04/26/2001        to       12/31/2001           14.011787            12.611329             29,837.9572
   01/01/2002        to       12/31/2002           12.611329             8.668190            122,981.1768
   01/01/2003        to       12/31/2003            8.668190            11.329334            690,704.2854
   01/01/2004        to       12/31/2004           11.329334            11.520218          2,611,367.7920
   01/01/2005        to       12/31/2005           11.520218            11.985630          2,727,644.5888
=================   ====      ==========           =========            =========          ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.381520            13.200126            322,317.8493
   01/01/2005        to       12/31/2005           13.200126            14.411949            294,096.7410
=================   ====      ==========           =========            =========          ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001        to       12/31/2001           11.207439            12.198150             68,610.0538
   01/01/2002        to       12/31/2002           12.198150             8.578154            166,184.2882
   01/01/2003        to       12/31/2003            8.578154            11.609599            314,450.3439
   01/01/2004        to       04/30/2004           11.609599            11.828180            369,411.1199
=================   ====      ==========           =========            =========          ==============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004        to       12/31/2004           18.657531            19.779469            182,828.0641
   01/01/2005        to       12/31/2005           19.779469            20.004902            163,369.5918
=================   ====      ==========           =========            =========          ==============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   01/01/2001        to       12/31/2001            9.854942             9.953420             23,694.7972
   01/01/2002        to       12/31/2002            9.953420             9.698219             78,750.4652
   01/01/2003        to       12/31/2003            9.698219            11.756845            290,447.0466
   01/01/2004        to       12/31/2004           11.756845            12.701643            211,259.0596
   01/01/2005        to       12/31/2005           12.701643            13.042286            389,208.3496
=================   ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001         to       12/31/2001           10.618205            11.348021            114,552.9515
  01/01/2002         to       12/31/2002           11.348021            11.980090            614,958.0299
  01/01/2003         to       12/31/2003           11.980090            12.091203            774,342.9061
  01/01/2004         to       12/31/2004           12.091203            12.141475            565,202.1121
  01/01/2005         to       12/31/2005           12.141475            12.094474            445,701.1339
============        ====      ==========           =========            =========            ============
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001         to       12/31/2001            9.198094             8.109327             51,653.2951
  01/01/2002         to       12/31/2002            8.109327             6.379619             72,979.0479
  01/01/2003         to       12/31/2003            6.379619             8.202163             97,924.9792
  01/01/2004         to       12/31/2004            8.202163             8.962166            123,414.0107
  01/01/2005         to       12/31/2005            8.962166             9.146194             78,777.9577
============        ====      ==========           =========            =========            ============
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001         to       12/31/2001           10.738661            11.492649          1,361,826.9251
  01/01/2002         to       12/31/2002           11.492649            12.362084          1,996,231.6091
  01/01/2003         to       12/31/2003           12.362084            12.806587          1,894,106.3017
  01/01/2004         to       12/31/2004           12.806587            13.240421          1,772,508.6860
  01/01/2005         to       12/31/2005           13.240421            13.377174            815,445.9772
============        ====      ==========           =========            =========          ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001         to       12/31/2001           11.579412            11.222898             50,584.1475
  01/01/2002         to       12/31/2002           11.222898             8.965451            101,301.4628
  01/01/2003         to       12/31/2003            8.965451            11.261659            156,210.8452
  01/01/2004         to       12/31/2004           11.261659            12.338602            143,452.9459
  01/01/2005         to       12/31/2005           12.338602            12.803698            121,771.8162
============        ====      ==========           =========            =========          ==============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001         to       12/31/2001           11.886743            11.036442             16,543.5279
  01/01/2002         to       12/31/2002           11.036442             7.552586             54,250.6660
  01/01/2003         to       12/31/2003            7.552586             9.917688             44,817.8098
  01/01/2004         to       12/31/2004            9.917688            11.599128             51,848.7754
  01/01/2005         to       12/31/2005           11.599128            12.827966             31,038.9079
============        ====      ==========           =========            =========          ==============
 SCUDDER VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  01/01/2001         to       12/31/2001           11.466982            12.242645            227,713.8979
  01/01/2002         to       12/31/2002           12.242645            13.044457            260,901.3130
  01/01/2003         to       12/31/2003           13.044457            13.153468            190,394.2350
  01/01/2004         to       12/31/2004           13.153468            13.456753            135,210.7533
  01/01/2005         to       12/31/2005           13.456753            13.611711             34,465.5288
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II)
  01/01/2001         to       12/31/2001           13.641703             9.581495            262,419.0476
  01/01/2002         to       12/31/2002            9.581495             6.286321            236,461.7630
  01/01/2003         to       12/31/2003            6.286321             8.241190            245,672.2490
  01/01/2004         to       12/31/2004            8.241190             9.022074            202,226.0243
  01/01/2005         to       12/31/2005            9.022074             9.526020              7,719.8572
============        ====      ==========           =========             ========            ============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001         to       12/31/2001           11.401035            11.170733             28,344.4771
  01/01/2002         to       12/31/2002           11.170733             8.319806             44,231.3087
  01/01/2003         to       12/31/2003            8.319806            10.610223             40,787.5850
  01/01/2004         to       12/31/2004           10.610223            11.138793             38,251.8227
  01/01/2005         to       12/31/2005           11.138793            11.937104             34,686.6865
============        ====      ==========           =========            =========             ===========
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
  05/01/2002         to       12/31/2002           10.484032             8.310710                494.4680
  01/01/2003         to       12/31/2003            8.310710            10.571040             12,086.7303
  01/01/2004         to       12/31/2004           10.571040            11.067135              5,470.9139
  01/01/2005         to       12/31/2005           11.067135            11.832220              5,353.9389
============        ====      ==========           =========            =========             ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001         to       12/31/2001           10.460362             9.542879              4,249.0018
  01/01/2002         to       12/31/2002            9.542879             7.923193              3,598.3524
  01/01/2003         to       12/31/2003            7.923193            10.068687              3,531.0351
  01/01/2004         to       12/31/2004           10.068687            12.293226              3,341.0334
  01/01/2005         to       12/31/2005           12.293226            14.274871              7,499.8053
============        ====      ==========           =========            =========             ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002         to       12/31/2002            9.691350             7.908380                 10.3185
  01/01/2003         to       12/31/2003            7.908380            10.013720                  0.0000
  01/01/2004         to       12/31/2004           10.013720            12.196445              2,659.9165
  01/01/2005         to       12/31/2005           12.196445            14.135404             34,299.3580
============        ====      ==========           =========            =========             ===========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001         to       12/31/2001           11.741897            11.130575              3,787.4255
  01/01/2002         to       12/31/2002           11.130575             9.079468             21,614.2121
  01/01/2003         to       12/31/2003            9.079468            11.624489             19,459.7447
  01/01/2004         to       12/31/2004           11.624489            12.730934             23,797.0734
  01/01/2005         to       12/31/2005           12.730934            13.233978             20,503.4485
============        ====      ==========           =========            =========             ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
  04/10/2001         to       12/31/2001            6.977784             6.969734             21,179.3942
  01/01/2002         to       12/31/2002            6.969734             6.852423            131,768.0110
  01/01/2003         to       12/31/2003            6.852423            10.322620            235,598.6833
  01/01/2004         to       12/31/2004           10.322620            12.675041            260,047.1272
  01/01/2005         to       12/31/2005           12.675041            15.903877            235,862.9330
============        ====      ==========           =========            =========            ============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                 ACCUMULATION         ACCUMULATION           ACCUMULATION
                                                UNIT VALUE AT        UNIT VALUE AT              UNITS
                                                 BEGINNING OF            END OF             OUTSTANDING AT
                                                    PERIOD               PERIOD             END OF PERIOD
                                                --------------      ---------------       -----------------
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   04/02/2001        to       12/31/2001            9.492602             8.908162              6,921.1995
   01/01/2002        to       12/31/2002            8.908162             7.142932             33,471.4718
   01/01/2003        to       12/31/2003            7.142932             9.298745             94,294.5319
   01/01/2004        to       12/31/2004            9.298745            10.851748            334,360.3401
   01/01/2005        to       12/31/2005           10.851748            11.771900            371,490.7625
=================   ====      ==========           =========            =========            ============
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
   04/10/2001        to       12/31/2001           11.599133            11.719888              2,199.2605
   01/01/2002        to       04/25/2002           11.719888            11.686505                  0.0000
=================   ====      ==========           =========            =========            ============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
   04/10/2001        to       12/31/2001            4.961921             4.255263              2,176.7524
   01/01/2002        to       04/25/2002            4.255263             3.436389                  0.0000
=================   ====      ==========           =========            =========            ============
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           11.364438            12.918267            611,055.3073
=================   ====      ==========           =========            =========            ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001            7.390419             8.032660             46,430.3272
   01/01/2002        to       12/31/2002            8.032660             5.393776            326,889.4198
   01/01/2003        to       12/31/2003            5.393776             7.086383            639,336.4170
   01/01/2004        to       12/31/2004            7.086383             7.410317            775,262.5907
   01/01/2005        to       04/30/2005            7.410317             6.360454              2,071.2503
=================   ====      ==========           =========            =========            ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005        to       12/31/2005           10.000000            10.126243              6,396.5747
=================   ====      ==========           =========            =========            ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005        to       12/31/2005           10.000000            10.164403              3,169.9323
=================   ====      ==========           =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            6.573641             7.137295          1,635,992.3400
   01/01/2005        to       12/31/2005            7.137295             7.981937          1,384,841.4148
=================   ====      ==========           =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
   04/10/2001        to       12/31/2001           13.360301            12.753411             58,235.3674
   01/01/2002        to       12/31/2002           12.753411             8.684257            373,945.1741
   01/01/2003        to       12/31/2003            8.684257            10.548834            783,763.2238
   01/01/2004        to       04/30/2004           10.548834            10.436185            903,926.5844
=================   ====      ==========           =========            =========          ==============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           17.111181            17.121564             17,314.5245
  01/01/2002         to       12/31/2002           17.121564            12.623646             30,436.0692
  01/01/2003         to       04/24/2003           12.623646            13.106879             31,235.9440
============        ====      ==========           =========            =========             ===========
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           11.366251            10.501147              3,170.7009
  01/01/2002         to       12/31/2002           10.501147             8.632060              6,567.7132
  01/01/2003         to       04/25/2003            8.632060             8.383197              7,078.1056
============        ====      ==========           =========            =========             ===========
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.042663            13.387055             41,432.7406
  01/01/2002         to       12/31/2002           13.387055            14.313884            172,677.9173
  01/01/2003         to       12/31/2003           14.313884            14.623334            397,916.4236
  01/01/2004         to       11/19/2004           14.623334            14.985048            488,702.6419
============        ====      ==========           =========            =========            ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           14.909620            15.700656             15,191.4851
  01/01/2002         to       12/31/2002           15.700656            11.466409             30,611.9806
  01/01/2003         to       12/31/2003           11.466409            15.038501             34,498.3828
  01/01/2004         to       11/19/2004           15.038501            16.169597             33,225.5981
============        ====      ==========           =========            =========            ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001         to       12/31/2001           11.029498            10.331954             56,991.3894
  01/01/2002         to       12/31/2002           10.331954             8.020934            167,199.6551
  01/01/2003         to       12/31/2003            8.020934             9.622170            154,344.6306
  01/01/2004         to       12/31/2004            9.622170            10.527754             98,652.4667
  01/01/2005         to       12/31/2005           10.527754            11.094348             69,388.2257
============        ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           16.058812            17.107155              8,518.5562
  01/01/2005         to       12/31/2005           17.107155            17.149437              6,373.5577
============        ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001         to       12/31/2001            8.738366             7.387287             28,084.4879
  01/01/2002         to       12/31/2002            7.387287             7.179396             26,466.0232
  01/01/2003         to       12/31/2003            7.179396             8.838844             23,777.0485
  01/01/2004         to       04/30/2004            8.838844             8.970366             23,562.8892
============        ====      ==========           =========            =========            ============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.959643            13.962133             60,578.8834
  01/01/2002         to       12/31/2002           13.962133            13.668578            163,746.8930
  01/01/2003         to       12/31/2003           13.668578            16.036858            631,295.6467
  01/01/2004         to       12/31/2004           16.036858            17.079057            619,202.3849
  01/01/2005         to       12/31/2005           17.079057            17.068231            823,466.2222
============        ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001         to       12/31/2001            9.733531             9.529217             21,768.7056
  01/01/2002         to       12/31/2002            9.529217             9.600956            164,746.8326
  01/01/2003         to       12/31/2003            9.600956            11.126610            386,628.1283
  01/01/2004         to       12/31/2004           11.126610            11.921553            447,295.6891
  01/01/2005         to       04/30/2005           11.921553            11.536404                  0.0000
============        ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001         to       12/31/2001           10.000000             9.015854                 10.0000
  01/01/2002         to       12/31/2002            9.015854             9.170045              2,832.8209
  01/01/2003         to       12/31/2003            9.170045            11.444762              1,666.8776
  01/01/2004         to       12/31/2004           11.444762            12.325648              3,744.2671
  01/01/2005         to       04/30/2005           12.325648            11.847753                  0.0000
============        ====      ==========           =========            =========            ============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            9.170160            10.595365              7,426.8237
  01/01/2002         to       12/31/2002           10.595365             7.392581             29,017.1266
  01/01/2003         to       04/25/2003            7.392581             7.503232             30,338.3825
============        ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           42.480556            47.094351            125,576.7045
  01/01/2005         to       12/31/2005           47.094351            48.076720            109,490.5367
============        ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001         to       12/31/2001           12.328241            12.139920             33,901.7316
  01/01/2002         to       12/31/2002           12.139920             8.336069             67,056.6989
  01/01/2003         to       12/31/2003            8.336069            10.266527             60,606.4895
  01/01/2004         to       04/30/2004           10.266527            10.072988             59,088.0207
============        ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
  04/10/2001         to       12/31/2001            8.268891             8.214478             95,813.2176
  01/01/2002         to       12/31/2002            8.214478             6.521269            619,899.6560
  01/01/2003         to       12/31/2003            6.521269             8.305836            859,300.6900
  01/01/2004         to       04/30/2004            8.305836             8.380595            798,754.0726
============        ====      ==========           =========            =========            ============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001        to       12/31/2001            8.657172             8.647553                705.2597
   01/01/2002        to       12/31/2002            8.647553             7.549018                 11.5511
   01/01/2003        to       12/31/2003            7.549018             9.243696                  0.0000
   01/01/2004        to       04/30/2004            9.243696             9.417471                  0.0000
=================   ====      ==========           =========            =========                ========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001        to       12/31/2001           39.910653            41.344503             54,492.9747
   01/01/2002        to       12/31/2002           41.344503            33.332049            194,321.1339
   01/01/2003        to       12/31/2003           33.332049            42.905952            529,074.4655
   01/01/2004        to       12/31/2004           42.905952            47.587002            641,545.3822
   01/01/2005        to       12/31/2005           47.587002            48.446417            598,261.6716
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002        to       12/31/2002           10.815494             8.318328                510.7459
   01/01/2003        to       12/31/2003            8.318328            10.224189             13,484.8305
   01/01/2004        to       04/30/2004           10.224189            10.020717             14,797.2459
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001        to       12/31/2001           10.000000             9.966212              1,635.4138
   01/01/2002        to       12/31/2002            9.966212             8.542022             10,981.3665
   01/01/2003        to       12/31/2003            8.542022            10.804480             12,173.1612
   01/01/2004        to       04/30/2004           10.804480            10.826653             12,503.3067
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001        to       12/31/2001           11.957464            12.219247             16,227.4589
   01/01/2002        to       12/31/2002           12.219247            10.610126             65,034.6251
   01/01/2003        to       12/31/2003           10.610126            13.074268            114,558.5626
   01/01/2004        to       04/30/2004           13.074268            13.278657            124,603.1871
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
   04/10/2001        to       12/31/2001           12.663647            12.749942                421.1304
   01/01/2002        to       12/31/2002           12.749942            10.594831              2,249.3922
   01/01/2003        to       12/31/2003           10.594831            13.820051              2,997.0579
   01/01/2004        to       04/30/2004           13.820051            13.898203              2,996.3601
=================   ====      ==========           =========            =========            ============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            8.163640             8.809572             32,737.4121
  01/01/2002         to       12/31/2002            8.809572             6.556337            116,424.7873
  01/01/2003         to       12/31/2003            6.556337             8.760522            173,081.3700
  01/01/2004         to       12/31/2004            8.760522             9.698886            181,782.3903
  01/01/2005         to       12/31/2005            9.698886             9.987647            178,636.5559
============        ====      ==========            ========             ========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           20.243136            23.604478             36,379.3517
  01/01/2005         to       12/31/2005           23.604478            25.166617             24,602.7916
============        ====      ==========           =========            =========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001         to       12/31/2001           11.138556            12.415765             26,266.6123
  01/01/2002         to       12/31/2002           12.415765            10.681818             69,630.3948
  01/01/2003         to       12/31/2003           10.681818            13.563446             74,528.2750
  01/01/2004         to       04/30/2004           13.563446            13.982834             73,014.4274
============        ====      ==========           =========            =========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           15.845706            17.438226             34,239.2506
  01/01/2002         to       12/31/2002           17.438226            15.524450            187,121.2024
  01/01/2003         to       12/31/2003           15.524450            19.241447            362,407.2067
  01/01/2004         to       12/31/2004           19.241447            23.586938            465,596.4681
  01/01/2005         to       12/31/2005           23.586938            25.094115            466,906.7623
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004            9.751753            11.201776                  0.0000
  01/01/2005         to       12/31/2005           11.201776            12.879788                  0.0000
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001         to       12/31/2001            8.495151             7.179717                413.4653
  01/01/2002         to       12/31/2002            7.179717             5.629027                 11.7714
  01/01/2003         to       12/31/2003            5.629027             6.900995                  0.0000
  01/01/2004         to       04/30/2004            6.900995             6.967368                  0.0000
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  04/10/2001         to       12/31/2001           10.955669            10.287093                  9.1277
  01/01/2002         to       12/31/2002           10.287093             8.410350                  9.1277
  01/01/2003         to       12/31/2003            8.410350            11.990655                  0.0000
  01/01/2004         to       04/30/2004           11.990655            12.044454                  0.0000
============        ====      ==========           =========            =========            ============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001         to       12/31/2001           11.035464             9.730088                  9.0617
  01/01/2002         to       12/31/2002            9.730088             7.823598                  9.0617
  01/01/2003         to       12/31/2003            7.823598            10.437326                  0.0000
  01/01/2004         to       04/30/2004           10.437326            10.186964                  0.0000
============        ====      ==========           =========            =========                  ======
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            8.739813             8.371336                631.1459
  01/01/2002         to       12/31/2002            8.371336             7.269814             21,102.0210
  01/01/2003         to       12/31/2003            7.269814             9.451731            189,888.3063
  01/01/2004         to       12/31/2004            9.451731            11.126240            651,974.0853
  01/01/2005         to       12/31/2005           11.126240            12.759052            854,981.1071
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001         to       12/31/2001           10.870934             9.713052                  9.1988
  01/01/2002         to       12/31/2002            9.713052             8.259805                882.5821
  01/01/2003         to       12/31/2003            8.259805            10.833672              2,201.5220
  01/01/2004         to       04/30/2004           10.833672            10.737859              2,100.5320
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001         to       12/31/2001           14.406299            12.917622             40,983.2831
  01/01/2002         to       12/31/2002           12.917622            10.471423            235,463.4885
  01/01/2003         to       12/31/2003           10.471423            13.251831            385,362.2941
  01/01/2004         to       12/31/2004           13.251831            15.160593            241,963.3317
  01/01/2005         to       04/30/2005           15.160593            14.717424                  4.8013
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
  04/10/2001         to       12/31/2001            7.574525             6.122784             10,677.9875
  01/01/2002         to       12/31/2002            6.122784             4.905998            110,048.8401
  01/01/2003         to       12/31/2003            4.905998             6.159874            155,859.2397
  01/01/2004         to       04/30/2004            6.159874             6.259725            121,139.5330
============        ====      ==========           =========            =========            ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           10.041941            10.142360             28,734.3085
  01/01/2002         to       12/31/2002           10.142360            10.095827             59,880.7593
  01/01/2003         to       12/31/2003           10.095827             9.983712            273,169.5878
  01/01/2004         to       12/31/2004            9.983712             9.892782             95,883.7591
  01/01/2005         to       04/30/2005            9.892782             9.900879                  0.0000
============        ====      ==========           =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005         to       12/31/2005           12.468040            14.301354            452,914.3448
============        ====      ==========           =========            =========            ============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   04/24/2001        to       12/31/2001            9.045834            10.182084             28,866.2847
   01/01/2002        to       12/31/2002           10.182084            10.256787            140,217.2385
   01/01/2003        to       12/31/2003           10.256787            14.040312            272,473.3843
   01/01/2004        to       12/31/2004           14.040312            18.700545            273,388.1941
   01/01/2005        to       04/30/2005           18.700545            17.926779                585.1498
=================   ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            7.832420             8.308913          1,025,211.7400
   01/01/2005        to       12/31/2005            8.308913             8.567167            815,998.7769
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001        to       12/31/2001            8.945879             8.823014             20,283.7461
   01/01/2002        to       12/31/2002            8.823014             7.219814            191,202.5901
   01/01/2003        to       12/31/2003            7.219814             8.589452            251,018.8536
   01/01/2004        to       04/30/2004            8.589452             8.628021            212,812.2903
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001        to       12/31/2001            8.119154             7.860477                 12.3166
   01/01/2002        to       12/31/2002            7.860477             5.980777                859.2478
   01/01/2003        to       12/31/2003            5.980777             7.261669                842.2593
   01/01/2004        to       04/30/2004            7.261669             7.169569                  0.0000
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001           11.749005            10.826156                 70.8083
   01/01/2002        to       12/31/2002           10.826156             8.024413              2,537.1232
   01/01/2003        to       12/31/2003            8.024413             9.826337              2,860.1444
   01/01/2004        to       04/30/2004            9.826337            10.007392              2,868.9971
=================   ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/02/2001        to       12/31/2001           10.075368            10.523893             10,106.4829
   01/01/2002        to       12/31/2002           10.523893            11.325063            260,508.6670
   01/01/2003        to       12/31/2003           11.325063            11.631034          1,273,435.6985
   01/01/2004        to       12/31/2004           11.631034            12.022053          1,973,805.5060
   01/01/2005        to       12/31/2005           12.022053            12.103714          1,800,783.2773
=================   ====      ==========           =========            =========          ==============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.031953            14.245441              4,411.6646
  01/01/2002         to       12/31/2002           14.245441            11.053795             11,030.1973
  01/01/2003         to       12/31/2003           11.053795            13.961730             10,511.3672
  01/01/2004         to       12/31/2004           13.961730            16.265910             10,734.7069
  01/01/2005         to       12/31/2005           16.265910            17.583892             11,654.3965
============        ====      ==========           =========            =========             ===========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004            6.305802             7.150545            279,519.5421
  01/01/2005         to       12/31/2005            7.150545             8.087822            237,607.1380
============        ====      ==========           =========            =========            ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001         to       12/31/2001            7.687457             7.193990             43,476.2764
  01/01/2002         to       12/31/2002            7.193990             4.823712            305,910.3101
  01/01/2003         to       12/31/2003            4.823712             6.546051            403,972.8814
  01/01/2004         to       04/30/2004            6.546051             6.678804            365,824.0284
============        ====      ==========           =========            =========            ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            7.615300             8.226988                 13.1308
  01/01/2002         to       12/31/2002            8.226988             4.533110             39,837.4725
  01/01/2003         to       12/31/2003            4.533110             6.098811            776,150.9781
  01/01/2004         to       12/31/2004            6.098811             7.075043          1,045,624.8790
  01/01/2005         to       12/31/2005            7.075043             7.985522            911,323.6080
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005         to       12/31/2005           15.146228            17.949379              1,412.6446
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001         to       12/31/2001            8.896468            10.568840                 11.2404
  01/01/2002         to       12/31/2002           10.568840             9.225035              1,507.0449
  01/01/2003         to       12/31/2003            9.225035            12.901055              1,648.5977
  01/01/2004         to       12/31/2004           12.901055            16.008213              1,476.3682
  01/01/2005         to       04/30/2005           16.008213            15.028352                  0.0000
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004         to       12/31/2004           11.951357            14.264232            484,902.9181
  01/01/2005         to       12/31/2005           14.264232            16.219476            566,572.8777
============        ====      ==========           =========            =========          ==============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001        to       12/31/2001           10.000000            11.084570                 72.8727
   01/01/2002        to       12/31/2002           11.084570            10.218483              4,588.1605
   01/01/2003        to       12/31/2003           10.218483            14.175824             15,070.2606
   01/01/2004        to       04/30/2004           14.175824            14.367149             14,510.0090
=================   ====      ==========           =========            =========             ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.998726            10.465357            163,450.0515
=================   ====      ==========           =========            =========            ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004        to       12/31/2004           43.283574            43.442059              2,547.2390
   01/01/2005        to       12/31/2005           43.442059            43.697348             42,002.0432
=================   ====      ==========           =========            =========            ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.900743             9.995128            664,675.9490
=================   ====      ==========           =========            =========            ============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           16.019003            18.003978             12,411.1585
   01/01/2005        to       12/31/2005           18.003978            18.420972              9,676.9174
=================   ====      ==========           =========            =========            ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             7.808491             21,107.3594
   01/01/2003        to       12/31/2003            7.808491            10.567500             68,117.8434
   01/01/2004        to       12/31/2004           10.567500            11.341842            173,638.0331
   01/01/2005        to       12/31/2005           11.341842            11.782494            184,554.5275
=================   ====      ==========           =========            =========            ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001        to       12/31/2001           10.197092            10.144691                817.0770
   01/01/2002        to       12/31/2002           10.144691             8.335400             86,927.9948
   01/01/2003        to       12/31/2003            8.335400            10.729806            999,530.5962
   01/01/2004        to       12/31/2004           10.729806            11.847038          1,768,557.1590
   01/01/2005        to       12/31/2005           11.847038            12.847742          1,870,220.8107
=================   ====      ==========           =========            =========          ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003           10.000000            12.610360            140,098.9043
   01/01/2004        to       12/31/2004           12.610360            14.648163            134,175.9936
   01/01/2005        to       12/31/2005           14.648163            16.960108            122,497.7134
=================   ====      ==========           =========            =========          ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            8.771116             9.701665              1,143.7911
   01/01/2005        to       12/31/2005            9.701665             9.972336            112,100.6194
=================   ====      ==========           =========            =========          ==============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.612997            10.437354            495,225.7035
   01/01/2005        to       12/31/2005           10.437354            11.668521            447,702.0184
=================   ====      ==========           =========            =========            ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           10.836205            11.627388            229,626.4664
=================   ====      ==========           =========            =========            ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001        to       12/31/2001            8.158267             7.959924              1,030.7078
   01/01/2002        to       12/31/2002            7.959924             6.070194             10,577.0242
   01/01/2003        to       12/31/2003            6.070194             7.653693              7,176.0564
   01/01/2004        to       12/31/2004            7.653693             8.315793              7,272.8689
   01/01/2005        to       04/30/2005            8.315793             7.930507                  0.0000
=================   ====      ==========           =========            =========            ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             8.277696            162,696.0851
   01/01/2003        to       12/31/2003            8.277696             9.905380            576,458.6760
   01/01/2004        to       12/31/2004            9.905380            10.842241            533,126.5929
   01/01/2005        to       12/31/2005           10.842241            11.412777            466,886.2052
=================   ====      ==========           =========            =========            ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003           10.000000            11.817192                214.3027
   01/01/2004        to       04/30/2004           11.817192            12.027294              3,037.6389
=================   ====      ==========           =========            =========            ============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001           10.665345            10.928274                  9.3762
   01/01/2002        to       12/31/2002           10.928274            11.641311             22,900.5768
   01/01/2003        to       12/31/2003           11.641311            12.619650             70,615.0232
   01/01/2004        to       04/30/2004           12.619650            12.580464             76,051.1548
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           11.075452            11.989635            196,908.9803
   01/01/2005        to       12/31/2005           11.989635            12.552755            246,302.6888
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001           13.158597            11.955671                 47.2347
   01/01/2002        to       12/31/2002           11.955671             7.786244              4,241.8704
   01/01/2003        to       12/31/2003            7.786244             9.961475              7,143.0773
   01/01/2004        to       04/30/2004            9.961475            10.161706             10,556.7130
=================   ====      ==========           =========            =========            ============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                 ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                 BEGINNING OF            END OF            OUTSTANDING AT
                                                    PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   04/26/2001        to       12/31/2001           14.011787            12.598422                 63.8145
   01/01/2002        to       12/31/2002           12.598422             8.646314              7,688.8173
   01/01/2003        to       12/31/2003            8.646314            11.283815             73,491.2064
   01/01/2004        to       12/31/2004           11.283815            11.456686            386,924.7337
   01/01/2005        to       12/31/2005           11.456686            11.901724            457,872.5966
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.248977            13.045836             51,187.0631
   01/01/2005        to       12/31/2005           13.045836            14.222221             53,148.5530
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001        to       12/31/2001           11.207439            12.184460              3,991.9892
   01/01/2002        to       12/31/2002           12.184460             8.555648             21,382.9036
   01/01/2003        to       12/31/2003            8.555648            11.561812             37,584.6195
   01/01/2004        to       04/30/2004           11.561812            11.773691             54,491.8815
=================   ====      ==========           =========            =========            ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004        to       12/31/2004           18.393302            19.479977             30,761.2121
   01/01/2005        to       12/31/2005           19.479977            19.672551             28,192.4281
=================   ====      ==========           =========            =========            ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   04/10/2001        to       12/31/2001            9.813112             9.942579                 10.1904
   01/01/2002        to       12/31/2002            9.942579             9.673140              3,931.7479
   01/01/2003        to       12/31/2003            9.673140            11.708885             23,768.3956
   01/01/2004        to       12/31/2004           11.708885            12.630823             16,608.5819
   01/01/2005        to       12/31/2005           12.630823            12.950182             65,855.7978
=================   ====      ==========           =========            =========            ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   04/10/2001        to       12/31/2001           10.898695            11.335672              8,828.0506
   01/01/2002        to       12/31/2002           11.335672            11.949116             65,726.2174
   01/01/2003        to       12/31/2003           11.949116            12.041860            123,399.5458
   01/01/2004        to       12/31/2004           12.041860            12.073754            100,591.1866
   01/01/2005        to       12/31/2005           12.073754            12.009040            114,722.2043
=================   ====      ==========           =========            =========            ============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001         to       12/31/2001            8.168710             8.100489                 12.2418
  01/01/2002         to       12/31/2002            8.100489             6.363091              1,234.3747
  01/01/2003         to       12/31/2003            6.363091             8.168666              5,315.6559
  01/01/2004         to       12/31/2004            8.168666             8.912156             10,206.3918
  01/01/2005         to       12/31/2005            8.912156             9.081567              6,964.3199
============        ====      ==========            ========             ========             ===========
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001         to       12/31/2001           10.990799            11.480143             83,705.0624
  01/01/2002         to       12/31/2002           11.480143            12.330129            237,372.4315
  01/01/2003         to       12/31/2003           12.330129            12.754334            195,229.7377
  01/01/2004         to       12/31/2004           12.754334            13.166581            177,150.8802
  01/01/2005         to       12/31/2005           13.166581            13.282689            128,038.3992
============        ====      ==========           =========            =========            ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001         to       12/31/2001           11.579412            11.210673              1,670.1211
  01/01/2002         to       12/31/2002           11.210673             8.942238              4,937.3753
  01/01/2003         to       12/31/2003            8.942238            11.215695             13,112.2880
  01/01/2004         to       12/31/2004           11.215695            12.269782              9,999.9104
  01/01/2005         to       12/31/2005           12.269782            12.713260              9,790.8194
============        ====      ==========           =========            =========            ============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001         to       12/31/2001           11.886743            11.024422              1,036.3662
  01/01/2002         to       12/31/2002           11.024422             7.533023              4,518.5109
  01/01/2003         to       12/31/2003            7.533023             9.877193              4,661.6988
  01/01/2004         to       12/31/2004            9.877193            11.534411              4,550.3927
  01/01/2005         to       12/31/2005           11.534411            12.737341              3,528.4884
============        ====      ==========           =========            =========            ============
 SCUDDER VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001         to       12/31/2001           11.799539            12.229458                142.6900
  01/01/2002         to       12/31/2002           12.229458            13.010875              7,620.9331
  01/01/2003         to       12/31/2003           13.010875            13.099938              6,908.9301
  01/01/2004         to       12/31/2004           13.099938            13.381848              5,804.7805
  01/01/2005         to       12/31/2005           13.381848            13.515712              5,891.0229
============        ====      ==========           =========            =========            ============
 DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II)
  04/10/2001         to       12/31/2001            9.865125             9.571151                 10.1367
  01/01/2002         to       12/31/2002            9.571151             6.270096              4,347.8443
  01/01/2003         to       12/31/2003            6.270096             8.207621              4,317.2510
  01/01/2004         to       12/31/2004            8.207621             8.971822              4,301.5761
  01/01/2005         to       12/31/2005            8.971822             9.458814              4,285.7918
============        ====      ==========           =========            =========            ============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001         to       12/31/2001           11.401035            11.162385            138,388.6558
  01/01/2002         to       12/31/2002           11.162385             8.305264            192,895.6692
  01/01/2003         to       12/31/2003            8.305264            10.581112            156,192.6422
  01/01/2004         to       12/31/2004           10.581112            11.097097            125,200.2882
  01/01/2005         to       12/31/2005           11.097097            11.880570            115,484.0864
============        ====      ==========           =========            =========            ============
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
  05/01/2002         to       12/31/2002           10.472720             8.296190             18,702.1427
  01/01/2003         to       12/31/2003            8.296190            10.542031             21,317.6207
  01/01/2004         to       12/31/2004           10.542031            11.025703             13,578.1900
  01/01/2005         to       12/31/2005           11.025703            11.776177             13,942.5769
============        ====      ==========           =========            =========            ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001         to       12/31/2001           10.460362             9.535727             21,294.4654
  01/01/2002         to       12/31/2002            9.535727             7.909335             27,774.5292
  01/01/2003         to       12/31/2003            7.909335            10.041034             25,052.4888
  01/01/2004         to       12/31/2004           10.041034            12.247186             27,255.5591
  01/01/2005         to       12/31/2005           12.247186            14.207240             47,755.8352
============        ====      ==========           =========            =========            ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002         to       12/31/2002            9.680874             7.894540                616.0323
  01/01/2003         to       12/31/2003            7.894540             9.986198                605.7027
  01/01/2004         to       12/31/2004            9.986198            12.150742              2,567.6693
  01/01/2005         to       12/31/2005           12.150742            14.068404             54,617.4258
============        ====      ==========           =========            =========            ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001         to       12/31/2001           11.741897            11.122980             11,590.6732
  01/01/2002         to       12/31/2002           11.122980             9.064194             72,974.8240
  01/01/2003         to       12/31/2003            9.064194            11.593342             86,532.5042
  01/01/2004         to       12/31/2004           11.593342            12.684101            111,559.6663
  01/01/2005         to       12/31/2005           12.684101            13.172154            110,525.0374
============        ====      ==========           =========            =========            ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
  04/10/2001         to       12/31/2001            6.977784             6.964671            158,655.9273
  01/01/2002         to       12/31/2002            6.964671             6.840593            292,223.6627
  01/01/2003         to       12/31/2003            6.840593            10.294514            332,278.8324
  01/01/2004         to       12/31/2004           10.294514            12.627869            352,767.1439
  01/01/2005         to       12/31/2005           12.627869            15.828910            360,961.3270
============        ====      ==========           =========            =========            ============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   04/02/2001        to       12/31/2001            9.492602             8.901506             39,277.3430
   01/01/2002        to       12/31/2002            8.901506             7.130450             77,052.7594
   01/01/2003        to       12/31/2003            7.130450             9.273224            128,520.8928
   01/01/2004        to       12/31/2004            9.273224            10.811123            395,172.7968
   01/01/2005        to       12/31/2005           10.811123            11.716144            545,087.2610
=================   ====      ==========           =========            =========            ============
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
   04/10/2001        to       12/31/2001           11.599133            11.711380             17,020.3167
   01/01/2002        to       04/25/2002           11.711380            11.674340                  0.0000
=================   ====      ==========           =========            =========            ============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
   04/10/2001        to       12/31/2001            4.961921             4.252165             20,374.6747
   01/01/2002        to       04/25/2002            4.252165             3.432803                  0.0000
=================   ====      ==========           =========            =========            ============
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           11.324007            12.863783            950,432.5565
=================   ====      ==========           =========            =========            ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001            7.390419             8.026828            290,769.1364
   01/01/2002        to       12/31/2002            8.026828             5.384463            661,985.1545
   01/01/2003        to       12/31/2003            5.384463             7.067084            798,194.4974
   01/01/2004        to       12/31/2004            7.067084             7.382727            891,109.7242
   01/01/2005        to       04/30/2005            7.382727             6.334705               196.72871
=================   ====      ==========           =========            =========            ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005        to       12/31/2005           10.000000            10.123720             61,392.6747
=================   ====      ==========           =========            =========            ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005        to       12/31/2005           10.000000            10.161869             15,946.1925
=================   ====      ==========           =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            6.553140             7.110320          2,197,732.7570
   01/01/2005        to       12/31/2005            7.110320             7.943847          1,857,327.7344
=================   ====      ==========           =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
   04/10/2001        to       12/31/2001           13.360301            12.744148            399,730.5584
   01/01/2002        to       12/31/2002           12.744148             8.669262            862,702.7736
   01/01/2003        to       12/31/2003            8.669262            10.520105          1,059,865.2306
   01/01/2004        to       04/30/2004           10.520105            10.404342          1,082,364.4160
=================   ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           17.111181            17.108764             51,957.5673
  01/01/2002         to       12/31/2002           17.108764            12.601558             61,368.8820
  01/01/2003         to       04/24/2003           12.601558            13.079856             63,079.0136
============        ====      ==========           =========            =========             ===========
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           11.366251            10.493282             13,199.5909
  01/01/2002         to       12/31/2002           10.493282             8.616959             28,055.7635
  01/01/2003         to       04/25/2003            8.616959             8.365912             28,085.5656
============        ====      ==========           =========            =========             ===========
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.042663            13.377050            145,492.1584
  01/01/2002         to       12/31/2002           13.377050            14.288890            296,580.0861
  01/01/2003         to       12/31/2003           14.288890            14.583206            387,732.3768
  01/01/2004         to       11/19/2004           14.583206            14.930708            434,416.9639
============        ====      ==========           =========            =========            ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           14.909620            15.688912             49,822.4695
  01/01/2002         to       12/31/2002           15.688912            11.446361             85,618.1983
  01/01/2003         to       12/31/2003           11.446361            14.997217             86,194.3312
  01/01/2004         to       11/19/2004           14.997217            16.110947             75,748.8035
============        ====      ==========           =========            =========            ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001         to       12/31/2001           11.029498            10.324448            233,408.5599
  01/01/2002         to       12/31/2002           10.324448             8.007075            444,804.5650
  01/01/2003         to       12/31/2003            8.007075             9.595958            454,159.8318
  01/01/2004         to       12/31/2004            9.595958            10.488555            345,909.6572
  01/01/2005         to       12/31/2005           10.488555            11.042024            295,259.3803
============        ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           15.930635            16.959364             31,597.2726
  01/01/2005         to       12/31/2005           16.959364            16.984334             27,004.0732
============        ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001         to       12/31/2001            8.738366             7.381925             84,931.8426
  01/01/2002         to       12/31/2002            7.381925             7.167015             83,645.6305
  01/01/2003         to       12/31/2003            7.167015             8.814799             63,811.3341
  01/01/2004         to       04/30/2004            8.814799             8.943022             62,869.7588
============        ====      ==========           =========            =========            ============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.959185            13.951241            211,867.7916
  01/01/2002         to       12/31/2002           13.951241            13.644245            961,841.5750
  01/01/2003         to       12/31/2003           13.644245            15.992320          1,990,206.6930
  01/01/2004         to       12/31/2004           15.992320            17.014558          1,423,919.9610
  01/01/2005         to       12/31/2005           17.014558            16.986823          1,399,447.2204
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001         to       12/31/2001            9.733531             9.522312             77,463.7747
  01/01/2002         to       12/31/2002            9.522312             9.584415            266,220.3470
  01/01/2003         to       12/31/2003            9.584415            11.096348            361,481.0170
  01/01/2004         to       12/31/2004           11.096348            11.877216            378,486.6547
  01/01/2005         to       04/30/2005           11.877216            11.489750                152.8616
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001         to       12/31/2001           10.000000             9.009707                457.2833
  01/01/2002         to       12/31/2002            9.009707             9.154638                455.0031
  01/01/2003         to       12/31/2003            9.154638            11.414125             12,786.9768
  01/01/2004         to       12/31/2004           11.414125            12.280336              2,487.4636
  01/01/2005         to       04/30/2005           12.280336            11.800348                  0.0000
============        ====      ==========           =========            =========          ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            9.170160            10.587451             51,773.1277
  01/01/2002         to       12/31/2002           10.587451             7.379656             91,642.5240
  01/01/2003         to       04/25/2003            7.379656             7.487776             88,546.9313
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           41.872288            46.389254            211,274.3363
  01/01/2005         to       12/31/2005           46.389254            47.309714            191,057.9232
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001         to       12/31/2001           12.328241            12.130840            179,253.1161
  01/01/2002         to       12/31/2002           12.130840             8.321485            242,304.1611
  01/01/2003         to       12/31/2003            8.321485            10.238325            208,747.0262
  01/01/2004         to       04/30/2004           10.238325            10.042015            211,777.1345
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FOMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
  04/10/2001         to       12/31/2001            8.268891             8.208521            495,709.9374
  01/01/2002         to       12/31/2002            8.208521             6.510021          1,145,681.8883
  01/01/2003         to       12/31/2003            6.510021             8.283229          1,186,442.1321
  01/01/2004         to       04/30/2004            8.283229             8.355039          1,063,397.0590
============        ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001        to       12/31/2001            8.657172             8.641278              4,024.4644
   01/01/2002        to       12/31/2002            8.641278             7.535981              6,139.1494
   01/01/2003        to       12/31/2003            7.535981             9.218508              5,659.6312
   01/01/2004        to       04/30/2004            9.218508             9.388724              5,651.5873
=================   ====      ==========           =========            =========              ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001        to       12/31/2001           39.909345            41.312239            333,795.0812
   01/01/2002        to       12/31/2002           41.312239            33.272684          1,033,883.0189
   01/01/2003        to       12/31/2003           33.272684            42.786777          1,593,251.7660
   01/01/2004        to       12/31/2004           42.786777            47.407274          1,462,636.7260
   01/01/2005        to       12/31/2005           47.407274            48.215337          1,315,097.2795
=================   ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002        to       12/31/2002           10.803813             8.303774              7,715.2654
   01/01/2003        to       12/31/2003            8.303774            10.196100              8,331.5277
   01/01/2004        to       04/30/2004           10.196100             9.989902              8,449.0272
=================   ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001        to       12/31/2001           10.000000             9.959547              6,630.7128
   01/01/2002        to       12/31/2002            9.959547             8.527764             23,042.3542
   01/01/2003        to       12/31/2003            8.527764            10.775679             23,811.8202
   01/01/2004        to       04/30/2004           10.775679            10.794246             23,062.0805
=================   ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001        to       12/31/2001           11.957464            12.210438            283,891.4512
   01/01/2002        to       12/31/2002           12.210438            10.591865            438,433.3442
   01/01/2003        to       12/31/2003           10.591865            13.038724            457,398.9074
   01/01/2004        to       04/30/2004           13.038724            13.238207            408,778.6238
=================   ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
   04/10/2001        to       12/31/2001           12.663647            12.740689              9,525.5606
   01/01/2002        to       12/31/2002           12.740689            10.576546             39,862.9040
   01/01/2003        to       12/31/2003           10.576546            13.782424             13,815.1877
   01/01/2004        to       04/30/2004           13.782424            13.855810             10,565.4301
=================   ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            8.163640             8.802984            103,222.3907
  01/01/2002         to       12/31/2002            8.802984             6.544880            261,933.6938
  01/01/2003         to       12/31/2003            6.544880             8.736494            335,535.6865
  01/01/2004         to       12/31/2004            8.736494             9.662589            328,427.4924
  01/01/2005         to       12/31/2005            9.662589             9.940352            312,261.9803
============        ====      ==========            ========             ========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           20.107837            23.431176            107,578.0760
  01/01/2005         to       12/31/2005           23.431176            24.956952             88,530.1878
============        ====      ==========           =========            =========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001         to       12/31/2001           11.138556            12.406758            165,084.8047
  01/01/2002         to       12/31/2002           12.406758            10.663385            244,273.4377
  01/01/2003         to       12/31/2003           10.663385            13.526526            227,492.8274
  01/01/2004         to       04/30/2004           13.526526            13.940191            197,392.8790
============        ====      ==========           =========            =========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           15.845706            17.425201            180,685.9894
  01/01/2002         to       12/31/2002           17.425201            15.497327            409,606.1774
  01/01/2003         to       12/31/2003           15.497327            19.188657            530,189.8002
  01/01/2004         to       12/31/2004           19.188657            23.498662            726,395.0754
  01/01/2005         to       12/31/2005           23.498662            24.975286            819,096.4932
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004            9.720365            11.158321              6,472.6220
  01/01/2005         to       12/31/2005           11.158321            12.817041              5,064.6875
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001         to       12/31/2001            8.495151             7.174500              4,384.1230
  01/01/2002         to       12/31/2002            7.174500             5.619310              4,670.5398
  01/01/2003         to       12/31/2003            5.619310             6.882211              3,922.6016
  01/01/2004         to       04/30/2004            6.882211             6.946122              4,282.1728
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  04/10/2001         to       12/31/2001           10.955669            10.279624                 28.7697
  01/01/2002         to       12/31/2002           10.279624             8.395837                133.4181
  01/01/2003         to       12/31/2003            8.395837            11.958008                114.3940
  01/01/2004         to       04/30/2004           11.958008            12.007714                114.3940
============        ====      ==========           =========            =========            ============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001         to       12/31/2001           11.035464             9.723017              5,255.1184
  01/01/2002         to       12/31/2002            9.723017             7.810082              5,202.0847
  01/01/2003         to       12/31/2003            7.810082            10.408896              4,606.6471
  01/01/2004         to       04/30/2004           10.408896            10.155880              5,809.5914
============        ====      ==========           =========            =========              ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            8.739526             8.364799             41,049.8664
  01/01/2002         to       12/31/2002            8.364799             7.256874            522,387.8148
  01/01/2003         to       12/31/2003            7.256874             9.425479            874,528.2853
  01/01/2004         to       12/31/2004            9.425479            11.084222          1,304,324.8450
  01/01/2005         to       12/31/2005           11.084222            12.698204          1,644,548.8198
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001         to       12/31/2001           10.870934             9.705998              4,815.0888
  01/01/2002         to       12/31/2002            9.705998             8.245550              8,747.7535
  01/01/2003         to       12/31/2003            8.245550            10.804180              8,424.5483
  01/01/2004         to       04/30/2004           10.804180            10.705111              5,358.2944
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001         to       12/31/2001           14.406299            12.908230            228,138.0493
  01/01/2002         to       12/31/2002           12.908230            10.453331            500,054.1756
  01/01/2003         to       12/31/2003           10.453331            13.215719            583,107.0148
  01/01/2004         to       12/31/2004           13.215719            15.104135            410,803.3479
  01/01/2005         to       04/30/2005           15.104135            14.657833                490.1258
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
  04/10/2001         to       12/31/2001            7.574525             6.118329            132,703.4185
  01/01/2002         to       12/31/2002            6.118329             4.897527            279,832.6457
  01/01/2003         to       12/31/2003            4.897527             6.143105            298,709.2600
  01/01/2004         to       04/30/2004            6.143105             6.240635            256,227.2231
============        ====      ==========           =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           10.041611            10.134443             77,162.0693
  01/01/2002         to       12/31/2002           10.134443            10.077868            745,567.9878
  01/01/2003         to       12/31/2003           10.077868             9.955999            890,691.6762
  01/01/2004         to       12/31/2004            9.955999             9.855432            509,470.6728
  01/01/2005         to       04/30/2005            9.855432             9.860283              3,411.3696
============        ====      ==========           =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005         to       12/31/2005           12.455514            14.277527            535,190.5442
============        ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   04/24/2001        to       12/31/2001            9.045735            10.174973            150,995.3732
   01/01/2002        to       12/31/2002           10.174973            10.239382            296,070.9198
   01/01/2003        to       12/31/2003           10.239382            14.002497            339,844.2872
   01/01/2004        to       12/31/2004           14.002497            18.631496            306,186.7615
   01/01/2005        to       04/30/2005           18.631496            17.854757                272.9518
=================   ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            7.808000             8.277517          2,529,877.5500
   01/01/2005        to       12/31/2005            8.277517             8.526290          1,927,136.5714
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001        to       12/31/2001            8.945879             8.816609            247,377.6617
   01/01/2002        to       12/31/2002            8.816609             7.207355            502,246.9635
   01/01/2003        to       12/31/2003            7.207355             8.566070            487,970.7247
   01/01/2004        to       04/30/2004            8.566070             8.601707            433,377.3997
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001        to       12/31/2001            8.119154             7.854776             19,534.0571
   01/01/2002        to       12/31/2002            7.854776             5.970450             19,065.6201
   01/01/2003        to       12/31/2003            5.970450             7.241893             19,705.1128
   01/01/2004        to       04/30/2004            7.241893             7.147694             19,705.1128
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001           11.749005            10.818288             23,995.3125
   01/01/2002        to       12/31/2002           10.818288             8.010563             30,809.9421
   01/01/2003        to       12/31/2003            8.010563             9.799582             30,084.2724
   01/01/2004        to       04/30/2004            9.799582             9.976867             29,855.9158
=================   ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/02/2001        to       12/31/2001           10.075038            10.515687             72,154.0372
   01/01/2002        to       12/31/2002           10.515687            11.304919          2,135,803.4105
   01/01/2003        to       12/31/2003           11.304919            11.598744          3,129,998.9400
   01/01/2004        to       12/31/2004           11.598744            11.976661          2,930,256.0470
   01/01/2005        to       12/31/2005           11.976661            12.045993          2,864,523.5732
=================   ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.031953            14.234792             19,151.7733
  01/01/2002         to       12/31/2002           14.234792            11.034466             26,356.4036
  01/01/2003         to       12/31/2003           11.034466            13.923398             29,137.8876
  01/01/2004         to       12/31/2004           13.923398            16.204999             27,032.2201
  01/01/2005         to       12/31/2005           16.204999            17.500594              24,012.179
============        ====      ==========           =========            =========             ===========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004            6.285491             7.122789            490,111.7668
  01/01/2005         to       12/31/2005            7.122789             8.048401            407,960.8926
============        ====      ==========           =========            =========            ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001         to       12/31/2001            7.687457             7.188752            283,383.3877
  01/01/2002         to       12/31/2002            7.188752             4.815363            645,868.9467
  01/01/2003         to       12/31/2003            4.815363             6.528193            650,219.2445
  01/01/2004         to       04/30/2004            6.528193             6.658396            575,384.4424
============        ====      ==========           =========            =========            ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            7.615046             8.220557            107,325.0956
  01/01/2002         to       12/31/2002            8.220557             4.525032            874,509.3435
  01/01/2003         to       12/31/2003            4.525032             6.081870          2,006,794.9600
  01/01/2004         to       12/31/2004            6.081870             7.048322          1,716,682.7400
  01/01/2005         to       12/31/2005            7.048322             7.947436          1,739,314.5771
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005         to       12/31/2005           15.084961            17.864943              6,383.4048
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001         to       12/31/2001            8.896468            10.561257              7,698.6500
  01/01/2002         to       12/31/2002           10.561257             9.209199             14,806.3978
  01/01/2003         to       12/31/2003            9.209199            12.866057              9,260.6915
  01/01/2004         to       12/31/2004           12.866057            15.948792              8,158.9213
  01/01/2005         to       04/30/2005           15.948792            14.967683                  0.0000
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004         to       12/31/2004           11.927402            14.226210            749,621.5910
  01/01/2005         to       12/31/2005           14.226210            16.160130            675,892.4241
============        ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001        to       12/31/2001           10.000000            11.077159              3,453.9341
   01/01/2002        to       12/31/2002           11.077159            10.201433             32,437.8880
   01/01/2003        to       12/31/2003           10.201433            14.138051             25,428.8304
   01/01/2004        to       04/30/2004           14.138051            14.324158             24,789.3422
=================   ====      ==========           =========            =========             ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.998644            10.458340            233,041.5843
=================   ====      ==========           =========            =========            ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004        to       12/31/2004           42.373547            42.523806              4,676.0046
   01/01/2005        to       12/31/2005           42.523806            42.731058             63,880.1102
=================   ====      ==========           =========            =========            ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.860067             9.947469            573,196.9846
=================   ====      ==========           =========            =========            ============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           15.957788            17.923294             28,204.3266
   01/01/2005        to       12/31/2005           17.923294            18.320153             29,885.8421
=================   ====      ==========           =========            =========            ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             7.803262            123,611.0320
   01/01/2003        to       12/31/2003            7.803262            10.549879            281,063.6073
   01/01/2004        to       12/31/2004           10.549879            11.311583            480,706.5590
   01/01/2005        to       12/31/2005           11.311583            11.739347            526,151.6279
=================   ====      ==========           =========            =========            ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001        to       12/31/2001           10.196756            10.136771            167,899.0385
   01/01/2002        to       12/31/2002           10.136771             8.320551          1,455,072.3987
   01/01/2003        to       12/31/2003            8.320551            10.699997          2,837,066.7900
   01/01/2004        to       12/31/2004           10.699997            11.802287          3,113,698.1630
   01/01/2005        to       12/31/2005           11.802287            12.786459          3,101,670.2116
=================   ====      ==========           =========            =========          ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003           10.000000            12.601949             54,003.9453
   01/01/2004        to       12/31/2004           12.601949            14.623726             52,425.3828
   01/01/2005        to       12/31/2005           14.623726            16.914945             52,315.0958
=================   ====      ==========           =========            =========          ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            8.744763             9.666106              7,437.1852
   01/01/2005        to       12/31/2005            9.666106             9.925888            184,281.7557
=================   ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.593715            10.409513            892,343.7227
   01/01/2005        to       12/31/2005           10.409513            11.625804            816,190.2397
=================   ====      ==========           =========            =========            ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           10.797642            11.578333            515,068.8129
=================   ====      ==========           =========            =========            ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001        to       12/31/2001            8.158267             7.954140             27,710.5086
   01/01/2002        to       12/31/2002            7.954140             6.059699             49,141.0675
   01/01/2003        to       12/31/2003            6.059699             7.632826             47,615.3307
   01/01/2004        to       12/31/2004            7.632826             8.284811             41,094.4581
   01/01/2005        to       04/30/2005            8.284811             7.898384                  0.0000
=================   ====      ==========           =========            =========            ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             8.272157            154,240.0671
   01/01/2003        to       12/31/2003            8.272157             9.888863            320,486.8723
   01/01/2004        to       12/31/2004            9.888863            10.813315            301,118.6436
   01/01/2005        to       12/31/2005           10.813315            11.370986            275,435.2714
=================   ====      ==========           =========            =========            ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003           10.000000            11.809301                  0.0000
   01/01/2004        to       04/30/2004           11.809301            12.015314                 74.1117
=================   ====      ==========           =========            =========            ============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001           10.665345            10.920347                  9.3762
   01/01/2002        to       12/31/2002           10.920347            11.621240             25,420.0822
   01/01/2003        to       12/31/2003           11.621240            12.585301             31,167.3937
   01/01/2004        to       04/30/2004           12.585301            12.542098             31,983.6295
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           11.014845            11.916121            222,600.4184
   01/01/2005        to       12/31/2005           11.916121            12.463356            358,599.2107
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001           13.158597            11.946982             17,779.5545
   01/01/2002        to       12/31/2002           11.946982             7.772782             32,247.4836
   01/01/2003        to       12/31/2003            7.772782             9.934321             23,028.5224
   01/01/2004        to       04/30/2004            9.934321            10.130677             21,447.7052
=================   ====      ==========           =========            =========            ============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   04/26/2001        to       12/31/2001           14.011787            12.589814             20,482.3310
   01/01/2002        to       12/31/2002           12.589814             8.631748             77,891.5610
   01/01/2003        to       12/31/2003            8.631748            11.253576            140,604.7296
   01/01/2004        to       12/31/2004           11.253576            11.414530            467,062.8871
   01/01/2005        to       12/31/2005           11.414530            11.846113            716,247.0255
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.161383            12.943954             75,437.4466
   01/01/2005        to       12/31/2005           12.943954            14.097094             69,253.6304
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001        to       12/31/2001           11.207439            12.175342             24,956.1260
   01/01/2002        to       12/31/2002           12.175342             8.540681             55,319.8510
   01/01/2003        to       12/31/2003            8.540681            11.530067             67,277.0956
   01/01/2004        to       04/30/2004           11.530067            11.737509             78,239.1365
=================   ====      ==========           =========            =========            ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004        to       12/31/2004           18.219189            19.282790             26,862.4994
   01/01/2005        to       12/31/2005           19.282790            19.454003             27,228.1395
=================   ====      ==========           =========            =========            ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   04/10/2001        to       12/31/2001            9.813112             9.935372              9,205.6617
   01/01/2002        to       12/31/2002            9.935372             9.656462             13,668.0906
   01/01/2003        to       12/31/2003            9.656462            11.677014             72,950.6550
   01/01/2004        to       12/31/2004           11.677014            12.583819             80,033.8788
   01/01/2005        to       12/31/2005           12.583819            12.889127            126,517.2656
=================   ====      ==========           =========            =========            ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   04/10/2001        to       12/31/2001           10.898695            11.327448             14,805.8808
   01/01/2002        to       12/31/2002           11.327448            11.928507            100,630.8538
   01/01/2003        to       12/31/2003           11.928507            12.009083             68,521.7498
   01/01/2004        to       12/31/2004           12.009083            12.028821             81,468.5283
   01/01/2005        to       12/31/2005           12.028821            11.952419             85,716.4855
=================   ====      ==========           =========            =========            ============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001         to       12/31/2001            8.168710             8.094606              4,862.1503
  01/01/2002         to       12/31/2002            8.094606             6.352110             56,977.6730
  01/01/2003         to       12/31/2003            6.352110             8.146422             17,787.2976
  01/01/2004         to       12/31/2004            8.146422             8.878981             19,108.2152
  01/01/2005         to       12/31/2005            8.878981             9.038745             13,381.7611
============        ====      ==========            ========             ========             ===========
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001         to       12/31/2001           10.990799            11.471803            279,978.2282
  01/01/2002         to       12/31/2002           11.471803            12.308845            495,189.8313
  01/01/2003         to       12/31/2003           12.308845            12.719587            450,359.3232
  01/01/2004         to       12/31/2004           12.719587            13.117550            430,499.3373
  01/01/2005         to       12/31/2005           13.117550            13.220032            359,512.0677
============        ====      ==========           =========            =========            ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001         to       12/31/2001           11.579412            11.202545             21,753.2700
  01/01/2002         to       12/31/2002           11.202545             8.926812             22,603.5346
  01/01/2003         to       12/31/2003            8.926812            11.185167             21,303.3222
  01/01/2004         to       12/31/2004           11.185167            12.224123             40,084.3715
  01/01/2005         to       12/31/2005           12.224123            12.653328             44,117.6739
============        ====      ==========           =========            =========            ============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001         to       12/31/2001           11.886743            11.016404              3,976.3220
  01/01/2002         to       12/31/2002           11.016404             7.520003             15,387.7145
  01/01/2003         to       12/31/2003            7.520003             9.850282              8,360.3194
  01/01/2004         to       12/31/2004            9.850282            11.491458              7,327.6460
  01/01/2005         to       12/31/2005           11.491458            12.677266              5,493.5986
============        ====      ==========           =========            =========            ============
 SCUDDER VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001         to       12/31/2001           11.799539            12.220680              9,196.0218
  01/01/2002         to       12/31/2002           12.220680            12.988538             32,631.7469
  01/01/2003         to       12/31/2003           12.988538            13.064372             23,281.6707
  01/01/2004         to       12/31/2004           13.064372            13.332140             18,618.0001
  01/01/2005         to       12/31/2005           13.332140            13.452082             13,049.7365
============        ====      ==========           =========            =========            ============
 DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II)
  04/10/2001         to       12/31/2001            9.865125             9.564269              5,454.9319
  01/01/2002         to       12/31/2002            9.564269             6.259309              4,015.8607
  01/01/2003         to       12/31/2003            6.259309             8.185333              4,465.8474
  01/01/2004         to       12/31/2004            8.185333             8.938491              4,334.7752
  01/01/2005         to       12/31/2005            8.938491             9.414286              3,872.2733
============        ====      ==========           =========            =========            ============

                                  1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004        to       12/31/2004           19.403176            20.761338                  0.0000
   01/01/2005        to       12/31/2005           20.761338            22.207661                188.8630
=================   ====      ==========           =========            =========                ========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004        to       12/31/2004           15.077094            17.786584                773.6308
   01/01/2005        to       12/31/2005           17.786584            20.624526             43,459.2840
=================   ====      ==========           =========            =========             ===========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004        to       12/31/2004           47.168508            51.437589              1,478.7947
   01/01/2005        to       12/31/2005           51.437589            53.496731              3,433.4825
=================   ====      ==========           =========            =========             ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004        to       12/31/2004            6.847729             8.407970            113,287.6509
   01/01/2005        to       12/31/2005            8.407970            10.555071            241,982.5724
=================   ====      ==========           =========            =========            ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004        to       12/31/2004           22.322642            25.693100             63,842.9028
   01/01/2005        to       12/31/2005           25.693100            27.885593            158,057.5721
=================   ====      ==========           =========            =========            ============
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           11.402499            12.965826            243,909.2927
=================   ====      ==========           =========            =========            ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004        to       12/31/2004           13.657809            14.372612             90,539.1535
   01/01/2005        to       04/30/2005           14.372612            12.338375                  0.0000
=================   ====      ==========           =========            =========            ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005        to       12/31/2005           10.000000            10.127506             43,246.1495
=================   ====      ==========           =========            =========            ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005        to       12/31/2005           10.000000            10.165670            103,277.5711
=================   ====      ==========           =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            6.597854             7.165960            357,322.6776
   01/01/2005        to       12/31/2005            7.165960             8.017990            266,399.2212
=================   ====      ==========           =========            =========            ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004        to       11/19/2004           14.431310            14.895701             88,025.7612
=================   ====      ==========           =========            =========            ============

                                  1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004        to       11/19/2004           14.715388            15.796607                318.2712
=================   ====      ==========           =========            =========                ========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           16.104967            17.147561            305,895.0429
   01/01/2005        to       12/31/2005           17.147561            17.145239            406,319.8207
=================   ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004        to       12/31/2004           14.305507            15.358021             69,881.3464
   01/01/2005        to       04/30/2005           15.358021            14.864274                  0.0000
=================   ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004        to       12/31/2004           15.998431            17.210010                  0.0000
   01/01/2005        to       04/30/2005           17.210010            16.545435                  0.0000
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           43.155329            47.778007            272,199.5771
   01/01/2005        to       12/31/2005           47.778007            48.665131            364,471.4972
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            8.756346             9.716826             32,116.1204
   01/01/2005        to       12/31/2005            9.716826            10.011111             58,534.9431
=================   ====      ==========           =========            =========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           20.043768            23.336992            169,864.5641
   01/01/2005        to       12/31/2005           23.336992            24.840578            427,820.2025
=================   ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.735580            11.170897            341,872.9895
   01/01/2005        to       12/31/2005           11.170897            12.812338            466,828.0333
=================   ====      ==========           =========            =========            ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.979567             9.932521             35,261.8340
   01/01/2005        to       04/30/2005            9.932521             9.942272                  0.0000
=================   ====      ==========           =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           12.474308            14.313282            167,563.8515
=================   ====      ==========           =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004        to       12/31/2004           15.115025            20.711273             37,149.6055
   01/01/2005        to       04/30/2005           20.711273            19.857551                  0.0000
=================   ====      ==========           =========            =========            ============

                                  1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                               NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            7.861263             8.342276            587,746.6856
   01/01/2005        to       12/31/2005            8.342276             8.605857            491,941.5275
=================   ====      ==========           =========            =========            ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           11.652784            12.070302            627,605.8901
   01/01/2005        to       12/31/2005           12.070302            12.158353          1,222,596.5719
=================   ====      ==========           =========            =========          ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.568596            14.565078              2,066.9340
   01/01/2005        to       12/31/2005           14.565078            15.753095              9,231.8931
=================   ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            6.271657             7.103474            404,278.9055
   01/01/2005        to       12/31/2005            7.103474             8.021608            740,632.1901
=================   ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           11.975352            14.297607            260,661.2046
   01/01/2005        to       12/31/2005           14.297607            16.265528            248,109.4350
=================   ====      ==========           =========            =========          ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.998767            10.468869            253,637.4236
=================   ====      ==========           =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004        to       12/31/2004           43.880664            43.908593              3,315.2247
   01/01/2005        to       12/31/2005           43.908593            44.188654             74,302.8705
=================   ====      ==========           =========            =========          ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.942177            10.040284             44,106.0766
=================   ====      ==========           =========            =========          ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           16.049731            18.044500             29,480.0928
   01/01/2005        to       12/31/2005           18.044500            18.471644             27,456.8359
=================   ====      ==========           =========            =========          ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           10.589837            11.357010            103,152.8346
   01/01/2005        to       12/31/2005           11.357010            11.804135            219,351.0393
=================   ====      ==========           =========            =========          ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004        to       12/31/2004           11.055459            11.894586            898,607.9162
   01/01/2005        to       12/31/2005           11.894586            12.905737          1,334,449.9423
=================   ====      ==========           =========            =========          ==============

                                  1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2004        to       12/31/2004           11.667009            13.318846                684.9853
   01/01/2005        to       12/31/2005           13.318846            15.428671              1,873.7348
=================   ====      ==========           =========            =========              ==========
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            8.784337             9.719514              9,451.3041
   01/01/2005        to       12/31/2005            9.719514             9.995667            234,723.2231
=================   ====      ==========           =========            =========            ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.632312            10.461794            351,174.6091
   01/01/2005        to       12/31/2005           10.461794            11.701673            432,162.4161
=================   ====      ==========           =========            =========            ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            7.651943             8.476841              1,609.7314
   01/01/2005        to       12/31/2005            8.476841             8.927355             10,384.2329
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           11.105880            12.026561            121,618.3253
   01/01/2005        to       12/31/2005           12.026561            12.597694            381,939.9241
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004        to       12/31/2004           49.396368            51.290314             51,196.1692
   01/01/2005        to       12/31/2005           51.290314            53.309267            135,608.4182
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.293010            13.097077              4,081.2928
   01/01/2005        to       12/31/2005           13.097077            14.285200             10,330.9892
=================   ====      ==========           =========            =========            ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004        to       12/31/2004           18.480982            19.579325              1,105.4301
   01/01/2005        to       12/31/2005           19.579325            19.782744              6,912.5974
=================   ====      ==========           =========            =========            ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004        to       12/31/2004           11.792697            12.776191                841.9190
   01/01/2005        to       12/31/2005           12.776191            13.105759             87,830.7267
=================   ====      ==========           =========            =========            ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004        to       12/31/2004           12.036546            12.097844             96,530.8397
   01/01/2005        to       12/31/2005           12.097844            12.039003             50,576.4933
=================   ====      ==========           =========            =========            ============

                                  1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004        to       12/31/2004           11.895202            12.969860                542.4920
   01/01/2005        to       12/31/2005           12.969860            13.222995              3,399.2965
=================   ====      ==========           =========            =========              ==========
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004        to       12/31/2004           43.934444            47.658643                802.9248
   01/01/2005        to       12/31/2005           47.658643            49.405839                980.0529
=================   ====      ==========           =========            =========              ==========
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004        to       12/31/2004           12.217615            13.909535                687.7593
   01/01/2005        to       12/31/2005           13.909535            15.367824                149.7068
=================   ====      ==========           =========            =========              ==========

                                  1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004        to       12/31/2004           18.876607            20.164452                  0.0000
   01/01/2005        to       12/31/2005           20.164452            21.515502                  0.0000
=================   ====      ==========           =========            =========                  ======
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004        to       12/31/2004           14.667996            17.275317                  0.0000
   01/01/2005        to       12/31/2005           17.275317            19.981824              1,672.7500
=================   ====      ==========           =========            =========              ==========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004        to       12/31/2004           45.141256            49.145328                  0.0000
   01/01/2005        to       12/31/2005           49.145328            50.985461                  0.0000
=================   ====      ==========           =========            =========              ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004        to       12/31/2004            6.709168             8.224201             12,632.4751
   01/01/2005        to       12/31/2005            8.224201            10.298691             16,933.9559
=================   ====      ==========           =========            =========             ===========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004        to       12/31/2004           21.662247            24.891707              4,253.9983
   01/01/2005        to       12/31/2005           24.891707            26.948561              6,772.5151
=================   ====      ==========           =========            =========             ===========
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           11.345499            12.879664            362,246.6080
=================   ====      ==========           =========            =========            ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004        to       12/31/2004           13.453850            14.134511              7,452.8552
   01/01/2005        to       04/30/2005           14.134511            12.124073                  0.0000
=================   ====      ==========           =========            =========            ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005        to       12/31/2005           10.000000            10.121196                  0.0000
=================   ====      ==========           =========            =========            ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005        to       12/31/2005           10.000000            10.159336                  0.0000
=================   ====      ==========           =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            6.581263             7.136100            781,225.4021
   01/01/2005        to       12/31/2005            7.136100             7.964706            525,101.1448
=================   ====      ==========           =========            =========            ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004        to       11/19/2004           14.145175            14.580471              4,353.1515
=================   ====      ==========           =========            =========            ============

                                  1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004        to       11/19/2004           14.423600            15.462288                 92.9188
=================   ====      ==========           =========            =========                 =======
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           16.064451            17.076098            685,346.9420
   01/01/2005        to       12/31/2005           17.076098            17.031269            537,149.8991
=================   ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004        to       12/31/2004           13.995030            14.999825              4,641.0323
   01/01/2005        to       04/30/2005           14.999825            14.505759                  0.0000
=================   ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004        to       12/31/2004           15.270372            16.399617                  0.0000
   01/01/2005        to       04/30/2005           16.399617            15.753483                  0.0000
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           43.046833            47.578964            429,989.9089
   01/01/2005        to       12/31/2005           47.578964            48.341721            351,515.8593
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            8.686076             9.622877                  0.0000
   01/01/2005        to       12/31/2005            9.622877             9.889633              6,276.6601
=================   ====      ==========           =========            =========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           19.710562            22.911042             12,243.5736
   01/01/2005        to       12/31/2005           22.911042            24.326474             25,702.6111
=================   ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.711106            11.124362            522,437.5979
   01/01/2005        to       12/31/2005           11.124362            12.727210            405,795.7495
=================   ====      ==========           =========            =========            ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.954439             9.891100            253,746.9493
   01/01/2005        to       04/30/2005            9.891100             9.892743                  0.0000
=================   ====      ==========           =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           12.443000            14.253740            136,325.5664
=================   ====      ==========           =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004        to       12/31/2004           15.001085            20.521158              1,059.4204
   01/01/2005        to       04/30/2005           20.521158            19.659220                  0.0000
=================   ====      ==========           =========            =========            ============

                                  1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                               NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            7.841501             8.307522          1,304,920.5870
   01/01/2005        to       12/31/2005            8.307522             8.548668            994,431.8974
=================   ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           11.623443            12.019969            763,670.5952
   01/01/2005        to       12/31/2005           12.019969            12.077499            699,133.5903
=================   ====      ==========           =========            =========          ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.319307            14.252550                 41.1182
   01/01/2005        to       12/31/2005           14.252550            15.376713                 40.9022
=================   ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            6.255895             7.073886            539,705.6911
   01/01/2005        to       12/31/2005            7.073886             7.968314            522,229.9930
=================   ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           11.945259            14.238069            658,400.3957
   01/01/2005        to       12/31/2005           14.238069            16.157491            582,506.2236
=================   ====      ==========           =========            =========          ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.998562            10.451325             22,966.7521
=================   ====      ==========           =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004        to       12/31/2004           41.610737            41.624957                 18.0211
   01/01/2005        to       12/31/2005           41.624957            41.786131                858.5974
=================   ====      ==========           =========            =========          ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.892445             9.973519            458,380.6783
=================   ====      ==========           =========            =========          ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           15.896785            17.842943              1,432.6957
   01/01/2005        to       12/31/2005           17.842943            18.219848              2,078.4602
=================   ====      ==========           =========            =========          ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           10.536806            11.281419              3,772.1408
   01/01/2005        to       12/31/2005           11.281419            11.696374             10,930.0985
=================   ====      ==========           =========            =========          ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004        to       12/31/2004           11.027666            11.845032          1,387,014.0070
   01/01/2005        to       12/31/2005           11.845032            12.819984          1,232,480.4169
=================   ====      ==========           =========            =========          ==============

                                  1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2004        to       12/31/2004           11.293344            12.870928                  0.0000
   01/01/2005        to       12/31/2005           12.870928            14.872688                  0.0000
=================   ====      ==========           =========            =========                  ======
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            8.718478             9.630663              4,284.4024
   01/01/2005        to       12/31/2005            9.630663             9.879639             10,210.4079
=================   ====      ==========           =========            =========             ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.608101            10.418212            663,087.6564
   01/01/2005        to       12/31/2005           10.418212            11.623927            515,598.7796
=================   ====      ==========           =========            =========            ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            7.556583             8.357337                  0.0000
   01/01/2005        to       12/31/2005            8.357337             8.779589                  0.0000
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           10.954570            11.843058             10,204.4961
   01/01/2005        to       12/31/2005           11.843058            12.374594             15,562.6811
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   05/01/2004        to       12/31/2004           47.272476            49.003651              4,642.2216
   01/01/2005        to       12/31/2005           49.003651            50.805801              7,591.4427
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.074414            12.842867                  0.0000
   01/01/2005        to       12/31/2005           12.842867            13.973068                  0.0000
=================   ====      ==========           =========            =========            ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004        to       12/31/2004           18.046723            19.087598                  0.0000
   01/01/2005        to       12/31/2005           19.087598            19.237881                  0.0000
=================   ====      ==========           =========            =========            ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004        to       12/31/2004           11.616720            12.564699                  0.0000
   01/01/2005        to       12/31/2005           12.564699            12.856712                622.4767
=================   ====      ==========           =========            =========            ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004        to       12/31/2004           11.880671            11.921395                  0.0000
   01/01/2005        to       12/31/2005           11.921395            11.833866              2,523.5005
=================   ====      ==========           =========            =========            ============

                                  1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004        to       12/31/2004           11.708080            12.744690                  0.0000
   01/01/2005        to       12/31/2005           12.744690            12.961081                  0.0000
=================   ====      ==========           =========            =========                  ======
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004        to       12/31/2004           42.184562            45.684643                 12.2422
   01/01/2005        to       12/31/2005           45.684643            47.241564                949.0122
=================   ====      ==========           =========            =========                ========
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004        to       12/31/2004           11.995454            13.633986                  0.0000
   01/01/2005        to       12/31/2005           13.633986            15.025898                  0.0000
=================   ====      ==========           =========            =========                ========

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001         to       12/31/2001           11.401035            11.149853             39,781.6782
  01/01/2002         to       12/31/2002           11.149853             8.283479             67,299.1238
  01/01/2003         to       12/31/2003            8.283479            10.537557             57,416.3486
  01/01/2004         to       12/31/2004           10.537557            11.034807             60,833.2394
  01/01/2005         to       12/31/2005           11.034807            11.796229             58,473.1054
============        ====      ==========           =========            =========             ===========
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
  05/01/2002         to       12/31/2002           10.455755             8.274422              5,123.2638
  01/01/2003         to       12/31/2003            8.274422            10.498626              3,154.5434
  01/01/2004         to       12/31/2004           10.498626            10.963802              3,113.3199
  01/01/2005         to       12/31/2005           10.963802            11.692564              3,144.4153
============        ====      ==========           =========            =========             ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001         to       12/31/2001           10.460362             9.525031              3,498.6847
  01/01/2002         to       12/31/2002            9.525031             7.888596              5,038.8382
  01/01/2003         to       12/31/2003            7.888596             9.999711              4,871.2107
  01/01/2004         to       12/31/2004            9.999711            12.178466             12,406.1605
  01/01/2005         to       12/31/2005           12.178466            14.106414             28,552.8247
============        ====      ==========           =========            =========             ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002         to       12/31/2002            9.665202             7.873851                 10.3464
  01/01/2003         to       12/31/2003            7.873851             9.945120              1,809.6117
  01/01/2004         to       12/31/2004            9.945120            12.082586              5,542.9163
  01/01/2005         to       12/31/2005           12.082586            13.968589             19,705.2451
============        ====      ==========           =========            =========             ===========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001         to       12/31/2001           11.741897            11.111610              7,804.1267
  01/01/2002         to       12/31/2002           11.111610             9.041335             94,827.0369
  01/01/2003         to       12/31/2003            9.041335            11.546785             99,176.3503
  01/01/2004         to       12/31/2004           11.546785            12.614180             97,766.1046
  01/01/2005         to       12/31/2005           12.614180            13.079966             95,175.2572
============        ====      ==========           =========            =========             ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
  04/10/2001         to       12/31/2001            6.977784             6.957091            143,570.6035
  01/01/2002         to       12/31/2002            6.957091             6.822902            258,753.2602
  01/01/2003         to       12/31/2003            6.822902            10.252540            294,435.2887
  01/01/2004         to       12/31/2004           10.252540            12.557490            278,444.2294
  01/01/2005         to       12/31/2005           12.557490            15.717185            245,427.9309
============        ====      ==========           =========            =========            ============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   04/02/2001        to       12/31/2001            9.492602             8.891510             10,843.1835
   01/01/2002        to       12/31/2002            8.891510             7.111749             38,755.4190
   01/01/2003        to       12/31/2003            7.111749             9.235060            123,953.9822
   01/01/2004        to       12/31/2004            9.235060            10.750454            266,809.2952
   01/01/2005        to       12/31/2005           10.750454            11.632986            277,553.6036
=================   ====      ==========           =========            =========            ============
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
   04/10/2001        to       12/31/2001           11.599133            11.698638              9,034.8775
   01/01/2002        to       04/25/2002           11.698638            11.656126                  0.0000
=================   ====      ==========           =========            =========            ============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
   04/10/2001        to       12/31/2001            4.961921             4.247531             11,732.5881
   01/01/2002        to       04/25/2002            4.247531             3.427434                  0.0000
=================   ====      ==========           =========            =========            ============
 MET INVESTORS SERIES TRUST
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           11.263622            12.782480            817,804.6238
=================   ====      ==========           =========            =========            ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001            7.390419             8.018085            190,952.5496
   01/01/2002        to       12/31/2002            8.018085             5.370516            457,102.8516
   01/01/2003        to       12/31/2003            5.370516             7.038229            629,211.8352
   01/01/2004        to       12/31/2004            7.038229             7.341529            671,901.6698
   01/01/2005        to       04/30/2005            7.341529             6.296271                  0.0000
=================   ====      ==========           =========            =========            ============
 CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   09/30/2005        to       12/31/2005           10.000000            10.119934                  0.0000
=================   ====      ==========           =========            =========            ============
 CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B)
   09/30/2005        to       12/31/2005           10.000000            10.158070                  0.0000
=================   ====      ==========           =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            6.522523             7.070062          2,084,113.6850
   01/01/2005        to       12/31/2005            7.070062             7.887068          1,702,529.6789
=================   ====      ==========           =========            =========          ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
   04/10/2001        to       12/31/2001           13.360301            12.730273            286,480.5948
   01/01/2002        to       12/31/2002           12.730273             8.646800            610,397.5840
   01/01/2003        to       12/31/2003            8.646800            10.477136            865,464.4757
   01/01/2004        to       04/30/2004           10.477136            10.356737            919,131.1769
=================   ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           17.111181            17.089569             11,502.3566
  01/01/2002         to       12/31/2002           17.089569            12.568520             16,549.2743
  01/01/2003         to       04/24/2003           12.568520            13.039455             16,617.0071
============        ====      ==========           =========            =========             ===========
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           11.366251            10.481506              2,917.0795
  01/01/2002         to       12/31/2002           10.481506             8.594369              3,743.3554
  01/01/2003         to       04/25/2003            8.594369             8.340065              4,134.6834
============        ====      ==========           =========            =========             ===========
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.042663            13.362058             59,524.4518
  01/01/2002         to       12/31/2002           13.362058            14.251499            156,931.8255
  01/01/2003         to       12/31/2003           14.251499            14.523236            305,601.0555
  01/01/2004         to       11/19/2004           14.523236            14.849583            332,603.1958
============        ====      ==========           =========            =========            ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           14.909620            15.671320             11,092.2320
  01/01/2002         to       12/31/2002           15.671320            11.416343             21,931.9612
  01/01/2003         to       12/31/2003           11.416343            14.935490             22,894.3009
  01/01/2004         to       11/19/2004           14.935490            16.023358             20,298.5026
============        ====      ==========           =========            =========            ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001         to       12/31/2001           11.029498            10.313205            217,020.4313
  01/01/2002         to       12/31/2002           10.313205             7.986347            351,423.9175
  01/01/2003         to       12/31/2003            7.986347             9.556775            272,807.4505
  01/01/2004         to       12/31/2004            9.556775            10.430031            204,597.5828
  01/01/2005         to       12/31/2005           10.430031            10.964002            174,417.5238
============        ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           15.740284            16.740068             10,154.3720
  01/01/2005         to       12/31/2005           16.740068            16.739654              9,923.2631
============        ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001         to       12/31/2001            8.738366             7.373879             30,335.5873
  01/01/2002         to       12/31/2002            7.373879             7.148465             30,391.6982
  01/01/2003         to       12/31/2003            7.148465             8.778808             25,017.0656
  01/01/2004         to       04/30/2004            8.778808             8.902118             23,396.2978
============        ====      ==========           =========            =========            ============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.958495            13.934910             41,643.4787
  01/01/2002         to       12/31/2002           13.934910            13.607857            183,438.0434
  01/01/2003         to       12/31/2003           13.607857            15.925780          1,026,911.4563
  01/01/2004         to       12/31/2004           15.925780            16.918301          1,025,538.3330
  01/01/2005         to       12/31/2005           16.918301            16.865474          1,019,329.1949
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001         to       12/31/2001            9.733531             9.511941             82,917.1643
  01/01/2002         to       12/31/2002            9.511941             9.559619            177,302.0993
  01/01/2003         to       12/31/2003            9.559619            11.051057            312,014.4223
  01/01/2004         to       12/31/2004           11.051057            11.810963            326,832.3692
  01/01/2005         to       04/30/2005           11.810963            11.420069                  0.0000
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001         to       12/31/2001           10.000000             9.000486                336.2873
  01/01/2002         to       12/31/2002            9.000486             9.131561              7,924.5269
  01/01/2003         to       12/31/2003            9.131561            11.368295             10,378.6618
  01/01/2004         to       12/31/2004           11.368295            12.212649              7,116.7915
  01/01/2005         to       04/30/2005           12.212649            11.729565                  0.0000
============        ====      ==========           =========            =========          ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            9.170160            10.575580              8,710.4378
  01/01/2002         to       12/31/2002           10.575580             7.360312             16,460.9876
  01/01/2003         to       04/25/2003            7.360312             7.464640             18,180.4768
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           40.976171            45.351346            147,551.7942
  01/01/2005         to       12/31/2005           45.351346            46.182080            135,425.3018
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001         to       12/31/2001           12.328241            12.117240             54,068.6823
  01/01/2002         to       12/31/2002           12.117240             8.299670             93,756.8991
  01/01/2003         to       12/31/2003            8.299670            10.196192             83,274.5138
  01/01/2004         to       04/30/2004           10.196192             9.995761             82,813.3027
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FOMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
  04/10/2001         to       12/31/2001            8.268891             8.199582            417,144.9992
  01/01/2002         to       12/31/2002            8.199582             6.493162            971,697.6657
  01/01/2003         to       12/31/2003            6.493162             8.249417            913,046.0225
  01/01/2004         to       04/30/2004            8.249417             8.316834            850,208.0168
============        ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001        to       12/31/2001            8.657172             8.631869              3,339.2745
   01/01/2002        to       12/31/2002            8.631869             7.516483              3,252.2803
   01/01/2003        to       12/31/2003            7.516483             9.180895              3,317.7228
   01/01/2004        to       04/30/2004            9.180895             9.345810              3,317.7228
=================   ====      ==========           =========            =========              ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001        to       12/31/2001           39.907383            41.263886             62,136.3978
   01/01/2002        to       12/31/2002           41.263886            33.183838            193,615.0006
   01/01/2003        to       12/31/2003           33.183838            42.608637            694,811.9466
   01/01/2004        to       12/31/2004           42.608637            47.138957            782,579.5836
   01/01/2005        to       12/31/2005           47.138957            47.870784            706,835.4937
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002        to       12/31/2002           10.786324             8.281995             11,406.2346
   01/01/2003        to       12/31/2003            8.281995            10.154134             15,777.8622
   01/01/2004        to       04/30/2004           10.154134             9.943881             14,871.2332
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001        to       12/31/2001           10.000000             9.949574                198.4184
   01/01/2002        to       12/31/2002            9.949574             8.506437              5,366.5542
   01/01/2003        to       12/31/2003            8.506437            10.732635              5,620.5458
   01/01/2004        to       04/30/2004           10.732635            10.745829              5,458.1528
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001        to       12/31/2001           11.957464            12.197249             87,269.1452
   01/01/2002        to       12/31/2002           12.197249            10.564552            134,271.0777
   01/01/2003        to       12/31/2003           10.564552            12.985622            131,645.9629
   01/01/2004        to       04/30/2004           12.985622            13.177793            127,201.6626
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
   04/10/2001        to       12/31/2001           12.663647            12.726824              6,612.2725
   01/01/2002        to       12/31/2002           12.726824            10.549166             22,815.2609
   01/01/2003        to       12/31/2003           10.549166            13.726168              9,001.6106
   01/01/2004        to       04/30/2004           13.726168            13.792454              8,715.2057
=================   ====      ==========           =========            =========            ============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            8.163640             8.793111             18,663.1300
  01/01/2002         to       12/31/2002            8.793111             6.527712             72,350.5017
  01/01/2003         to       12/31/2003            6.527712             8.700539            100,033.9731
  01/01/2004         to       12/31/2004            8.700539             9.608357            111,570.0500
  01/01/2005         to       12/31/2005            9.608357             9.869788            108,544.5194
============        ====      ==========            ========             ========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           19.906580            23.173605             69,534.9075
  01/01/2005         to       12/31/2005           23.173605            24.645723             58,469.8719
============        ====      ==========           =========            =========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001         to       12/31/2001           11.138556            12.393257            124,367.1382
  01/01/2002         to       12/31/2002           12.393257            10.635782            190,301.9395
  01/01/2003         to       12/31/2003           10.635782            13.471328            137,986.4780
  01/01/2004         to       04/30/2004           13.471328            13.876464            127,644.3048
============        ====      ==========           =========            =========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           15.845706            17.405673             44,733.8292
  01/01/2002         to       12/31/2002           17.405673            15.456728            180,671.9059
  01/01/2003         to       12/31/2003           15.456728            19.109721            286,168.2234
  01/01/2004         to       12/31/2004           19.109721            23.366842            330,389.8090
  01/01/2005         to       12/31/2005           23.366842            24.798069            326,477.3988
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004            9.673473            11.093455                619.6167
  01/01/2005         to       12/31/2005           11.093455            12.723493                580.2941
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001         to       12/31/2001            8.495151             7.166682              5,141.1834
  01/01/2002         to       12/31/2002            7.166682             5.604760              5,885.9045
  01/01/2003         to       12/31/2003            5.604760             6.854102              4,967.9515
  01/01/2004         to       04/30/2004            6.854102             6.914345              4,962.9760
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
  04/10/2001         to       12/31/2001           10.955669            10.268429                  9.1277
  01/01/2002         to       12/31/2002           10.268429             8.374106                  9.1277
  01/01/2003         to       12/31/2003            8.374106            11.909222                  0.0000
  01/01/2004         to       04/30/2004           11.909222            11.952832                  0.0000
============        ====      ==========           =========            =========            ============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001         to       12/31/2001           11.035464             9.712412                  9.0617
  01/01/2002         to       12/31/2002            9.712412             7.789851                  9.0617
  01/01/2003         to       12/31/2003            7.789851            10.366385                  0.0000
  01/01/2004         to       04/30/2004           10.366385            10.109422                  0.0000
============        ====      ==========           =========            =========                  ======
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            8.739093             8.354994              2,838.0714
  01/01/2002         to       12/31/2002            8.354994             7.237479             78,810.0767
  01/01/2003         to       12/31/2003            7.237479             9.386204            329,880.9111
  01/01/2004         to       12/31/2004            9.386204            11.021453            907,434.3050
  01/01/2005         to       12/31/2005           11.021453            12.607434          1,182,055.3583
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001         to       12/31/2001           10.870934             9.695419                883.6300
  01/01/2002         to       12/31/2002            9.695419             8.224198             12,534.1917
  01/01/2003         to       12/31/2003            8.224198            10.760064              4,504.1116
  01/01/2004         to       04/30/2004           10.760064            10.656147              4,448.1395
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001         to       12/31/2001           14.406299            12.894161            170,664.4062
  01/01/2002         to       12/31/2002           12.894161            10.426258            367,951.0897
  01/01/2003         to       12/31/2003           10.426258            13.161745            439,017.8500
  01/01/2004         to       12/31/2004           13.161745            15.019852            304,774.1123
  01/01/2005         to       04/30/2005           15.019852            14.568909                  0.0000
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
  04/10/2001         to       12/31/2001            7.574525             6.111659             85,554.6913
  01/01/2002         to       12/31/2002            6.111659             4.884831            183,415.6124
  01/01/2003         to       12/31/2003            4.884831             6.118002            191,434.1786
  01/01/2004         to       04/30/2004            6.118002             6.212071            165,542.4388
============        ====      ==========           =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           10.041115            10.122589             10,516.7910
  01/01/2002         to       12/31/2002           10.122589            10.050994            226,239.9556
  01/01/2003         to       12/31/2003           10.050994             9.914562            253,610.2645
  01/01/2004         to       12/31/2004            9.914562             9.799660            229,972.3926
  01/01/2005         to       04/30/2005            9.799660             9.799690              2,245.9017
============        ====      ==========           =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2005         to       12/31/2005           12.436748            14.241861            441,658.2120
============        ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   04/24/2001        to       12/31/2001            9.045586            10.164324            119,567.2735
   01/01/2002        to       12/31/2002           10.164324            10.213326            228,379.0009
   01/01/2003        to       12/31/2003           10.213326            13.945951            287,226.0018
   01/01/2004        to       12/31/2004           13.945951            18.528381            230,642.9317
   01/01/2005        to       04/30/2005           18.528381            17.747247                  0.0000
=================   ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            7.771527             8.230659          2,057,514.8250
   01/01/2005        to       12/31/2005            8.230659             8.465353          1,702,010.0549
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001        to       12/31/2001            8.945879             8.807008            131,108.8974
   01/01/2002        to       12/31/2002            8.807008             7.188696            308,529.3173
   01/01/2003        to       12/31/2003            7.188696             8.531099            273,556.1915
   01/01/2004        to       04/30/2004            8.531099             8.562370            252,469.0271
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001        to       12/31/2001            8.119154             7.846220              4,280.4373
   01/01/2002        to       12/31/2002            7.846220             5.954985              4,958.8620
   01/01/2003        to       12/31/2003            5.954985             7.212324              3,457.5854
   01/01/2004        to       04/30/2004            7.212324             7.115002              3,421.7264
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001           11.749005            10.806499             21,144.7573
   01/01/2002        to       12/31/2002           10.806499             7.989801             26,812.8848
   01/01/2003        to       12/31/2003            7.989801             9.759540             28,572.5470
   01/01/2004        to       04/30/2004            9.759540             9.931205             28,360.7007
=================   ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/02/2001        to       12/31/2001           10.074541            10.503380              7,939.7406
   01/01/2002        to       12/31/2002           10.503380            11.274776            350,470.5383
   01/01/2003        to       12/31/2003           11.274776            11.550473          1,496,751.5824
   01/01/2004        to       12/31/2004           11.550473            11.908891          2,143,706.6570
   01/01/2005        to       12/31/2005           11.908891            11.959923          1,998,118.3819
=================   ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.031953            14.218826              1,631.1210
  01/01/2002         to       12/31/2002           14.218826            11.005539              8,026.2962
  01/01/2003         to       12/31/2003           11.005539            13.866110             21,554.0914
  01/01/2004         to       12/31/2004           13.866110            16.114072             19,017.9258
  01/01/2005         to       12/31/2005           16.114072            17.376400             20,894.9824
============        ====      ==========           =========            =========             ===========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004            6.255147             7.081356            310,952.6362
  01/01/2005         to       12/31/2005            7.081356             7.989630            253,568.4037
============        ====      ==========           =========            =========            ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001         to       12/31/2001            7.687457             7.180915            181,733.7804
  01/01/2002         to       12/31/2002            7.180915             4.802890            464,041.4866
  01/01/2003         to       12/31/2003            4.802890             6.501549            409,990.5745
  01/01/2004         to       04/30/2004            6.501549             6.627953            371,837.0765
============        ====      ==========           =========            =========            ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            7.614667             8.210931              6,367.6263
  01/01/2002         to       12/31/2002            8.210931             4.512937            148,563.8294
  01/01/2003         to       12/31/2003            4.512937             6.056532          1,269,649.0726
  01/01/2004         to       12/31/2004            6.056532             7.008410          1,223,969.1320
  01/01/2005         to       12/31/2005            7.008410             7.890626          1,286,289.4990
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005         to       12/31/2005           14.993458            17.738948              6,346.7858
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001         to       12/31/2001            8.896468            10.549871              2,994.6844
  01/01/2002         to       12/31/2002           10.549871             9.185451             14,601.7495
  01/01/2003         to       12/31/2003            9.185451            12.813681              7,464.2219
  01/01/2004         to       12/31/2004           12.813681            15.860004              7,103.3589
  01/01/2005         to       04/30/2005           15.860004            14.877073                  0.0000
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004         to       12/31/2004           11.891543            14.169346            832,311.1906
  01/01/2005         to       12/31/2005           14.169346            16.071495            750,702.2762
============        ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001        to       12/31/2001           10.000000            11.066056                 10.0000
   01/01/2002        to       12/31/2002           11.066056            10.175919             11,581.3511
   01/01/2003        to       12/31/2003           10.175919            14.081587              4,941.7026
   01/01/2004        to       04/30/2004           14.081587            14.259919              4,785.6583
=================   ====      ==========           =========            =========             ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.998521            10.447819             73,067.2632
=================   ====      ==========           =========            =========             ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004        to       12/31/2004           41.044246            41.182681                598.7947
   01/01/2005        to       12/31/2005           41.182681            41.321531             22,826.5561
=================   ====      ==========           =========            =========             ===========
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.799354             9.876390            447,409.0187
=================   ====      ==========           =========            =========            ============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           15.866371            17.802902             25,813.7552
   01/01/2005        to       12/31/2005           17.802902            18.169902             18,280.1631
=================   ====      ==========           =========            =========            ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             7.795430             15,930.0537
   01/01/2003        to       12/31/2003            7.795430            10.523522             67,158.0254
   01/01/2004        to       12/31/2004           10.523522            11.266366            130,493.3911
   01/01/2005        to       12/31/2005           11.266366            11.674945            130,091.6037
=================   ====      ==========           =========            =========            ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001        to       12/31/2001           10.196255            10.124913             16,457.1567
   01/01/2002        to       12/31/2002           10.124913             8.298345            202,643.9669
   01/01/2003        to       12/31/2003            8.298345            10.655482          1,474,369.6395
   01/01/2004        to       12/31/2004           10.655482            11.735525          2,258,518.5490
   01/01/2005        to       12/31/2005           11.735525            12.695134          2,126,938.6942
=================   ====      ==========           =========            =========          ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003           10.000000            12.589326             79,461.4440
   01/01/2004        to       12/31/2004           12.589326            14.587130             70,757.6267
   01/01/2005        to       12/31/2005           14.587130            16.847404             66,110.0315
=================   ====      ==========           =========            =========          ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            8.705366             9.612991              6,441.4164
   01/01/2005        to       12/31/2005            9.612991             9.856596             63,336.9307
=================   ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.564860            10.367887          1,013,673.3400
   01/01/2005        to       12/31/2005           10.367887            11.562016            829,752.7829
=================   ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           10.740070            11.505159            288,646.7270
=================   ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001        to       12/31/2001            8.158267             7.945482             29,290.0205
   01/01/2002        to       12/31/2002            7.945482             6.044010             99,595.4941
   01/01/2003        to       12/31/2003            6.044010             7.601675            109,717.6405
   01/01/2004        to       12/31/2004            7.601675             8.238601             88,490.2771
   01/01/2005        to       04/30/2005            8.238601             7.850487                  0.0000
=================   ====      ==========           =========            =========          ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             8.263852            131,697.4090
   01/01/2003        to       12/31/2003            8.263852             9.864141            364,200.2978
   01/01/2004        to       12/31/2004            9.864141            10.770073            353,045.4927
   01/01/2005        to       12/31/2005           10.770073            11.308589            335,028.4967
=================   ====      ==========           =========            =========          ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003           10.000000            11.797482                  0.0000
   01/01/2004        to       04/30/2004           11.797482            11.997376                152.9920
=================   ====      ==========           =========            =========          ==============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001           10.665345            10.908456                213.0512
   01/01/2002        to       12/31/2002           10.908456            11.591189             12,212.6757
   01/01/2003        to       12/31/2003           11.591189            12.533942             38,331.9147
   01/01/2004        to       04/30/2004           12.533942            12.484757             39,313.3293
=================   ====      ==========           =========            =========          ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           10.924556            11.806694            115,275.7162
   01/01/2005        to       12/31/2005           11.806694            12.330450            161,329.3225
=================   ====      ==========           =========            =========          ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   04/10/2001        to       12/31/2001           13.158597            11.933961              3,049.3156
   01/01/2002        to       12/31/2002           11.933961             7.752653              4,018.9385
   01/01/2003        to       12/31/2003            7.752653             9.893753             23,349.1683
   01/01/2004        to       04/30/2004            9.893753            10.084335             22,866.3059
=================   ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
   04/26/2001        to       12/31/2001           14.011787            12.576934             16,643.5192
   01/01/2002        to       12/31/2002           12.576934             8.609956             49,124.8941
   01/01/2003        to       12/31/2003            8.609956            11.208363            169,795.7266
   01/01/2004        to       12/31/2004           11.208363            11.351579            321,609.0870
   01/01/2005        to       12/31/2005           11.351579            11.763177            348,692.3678
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.031163            12.792619             44,535.0641
   01/01/2005        to       12/31/2005           12.792619            13.911464             44,077.4394
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001        to       12/31/2001           11.207439            12.161685              7,983.9256
   01/01/2002        to       12/31/2002           12.161685             8.518278             13,887.0265
   01/01/2003        to       12/31/2003            8.518278            11.482618             33,200.4084
   01/01/2004        to       04/30/2004           11.482618            11.683449             42,118.1236
=================   ====      ==========           =========            =========            ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004        to       12/31/2004           17.961102            18.990743             23,960.4983
   01/01/2005        to       12/31/2005           18.990743            19.130722             24,111.4899
=================   ====      ==========           =========            =========            ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   04/10/2001        to       12/31/2001            9.813112             9.924556              2,341.6415
   01/01/2002        to       12/31/2002            9.924556             9.631487              7,616.5421
   01/01/2003        to       12/31/2003            9.631487            11.629367             19,232.4247
   01/01/2004        to       12/31/2004           11.629367            12.513638             16,689.5435
   01/01/2005        to       12/31/2005           12.513638            12.798080             32,595.3996
=================   ====      ==========           =========            =========            ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   04/10/2001        to       12/31/2001           10.898695            11.315125              4,281.6375
   01/01/2002        to       12/31/2002           11.315125            11.897675             67,520.7006
   01/01/2003        to       12/31/2003           11.897675            11.960083            114,269.0880
   01/01/2004        to       12/31/2004           11.960083            11.961732            107,724.0531
   01/01/2005        to       12/31/2005           11.961732            11.867987             85,883.1782
=================   ====      ==========           =========            =========            ============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001         to       12/31/2001            8.168710             8.085799              6,794.1892
  01/01/2002         to       12/31/2002            8.085799             6.335664             12,948.1232
  01/01/2003         to       12/31/2003            6.335664             8.113168             29,291.2961
  01/01/2004         to       12/31/2004            8.113168             8.829449             21,658.9630
  01/01/2005         to       12/31/2005            8.829449             8.974888             15,196.9689
============        ====      ==========            ========             ========             ===========
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001         to       12/31/2001           10.990799            11.459325            233,495.7767
  01/01/2002         to       12/31/2002           11.459325            12.277043            247,364.2925
  01/01/2003         to       12/31/2003           12.277043            12.667701            245,882.7785
  01/01/2004         to       12/31/2004           12.667701            13.044403            244,722.9319
  01/01/2005         to       12/31/2005           13.044403            13.126659            198,854.6016
============        ====      ==========           =========            =========            ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001         to       12/31/2001           11.579412            11.190345              6,893.7869
  01/01/2002         to       12/31/2002           11.190345             8.903701             15,929.0580
  01/01/2003         to       12/31/2003            8.903701            11.139506             18,439.2707
  01/01/2004         to       12/31/2004           11.139506            12.155928             12,735.8640
  01/01/2005         to       12/31/2005           12.155928            12.563934              9,217.3195
============        ====      ==========           =========            =========            ============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001         to       12/31/2001           11.886743            11.004394              3,329.9013
  01/01/2002         to       12/31/2002           11.004394             7.500515             75,083.7786
  01/01/2003         to       12/31/2003            7.500515             9.810046             19,445.8132
  01/01/2004         to       12/31/2004            9.810046            11.427320             12,028.4808
  01/01/2005         to       12/31/2005           11.427320            12.587676              9,213.1932
============        ====      ==========           =========            =========            ============
 SCUDDER VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  04/10/2001         to       12/31/2001           11.799539            12.207514                893.5008
  01/01/2002         to       12/31/2002           12.207514            12.955100             10,543.3155
  01/01/2003         to       12/31/2003           12.955100            13.011200              7,785.8950
  01/01/2004         to       12/31/2004           13.011200            13.257919              6,921.2955
  01/01/2005         to       12/31/2005           13.257919            13.357193              5,361.4223
============        ====      ==========           =========            =========            ============
 DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II)
  04/10/2001         to       12/31/2001            9.865125             9.553958              2,652.5037
  01/01/2002         to       12/31/2002            9.553958             6.243156              4,457.2535
  01/01/2003         to       12/31/2003            6.243156             8.151985              1,810.2431
  01/01/2004         to       12/31/2004            8.151985             8.888694              1,823.8641
  01/01/2005         to       12/31/2005            8.888694             9.347852              1,529.7055
============        ====      ==========           =========            =========            ============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2005. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

CLASS B


                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001         to       12/31/2001           11.401035            11.170733             28,344.4771
  01/01/2002         to       12/31/2002           11.170733             8.319806             44,231.3087
  01/01/2003         to       12/31/2003            8.319806            10.610223             40,787.5850
  01/01/2004         to       12/31/2004           10.610223            11.138793             38,251.8227
  01/01/2005         to       12/31/2005           11.138793            11.937104             34,686.6865
============        ====      ==========           =========            =========             ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001         to       12/31/2001           10.460362             9.542879              4,249.0018
  01/01/2002         to       12/31/2002            9.542879             7.923193              3,598.3524
  01/01/2003         to       12/31/2003            7.923193            10.068687              3,531.0351
  01/01/2004         to       12/31/2004           10.068687            12.293226              3,341.0334
  01/01/2005         to       12/31/2005           12.293226            14.274871              7,499.8053
============        ====      ==========           =========            =========             ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (FUND 2)
  04/02/2001         to       12/31/2001            9.492602             8.908162              6,921.1995
  01/01/2002         to       12/31/2002            8.908162             7.142932             33,471.4718
  01/01/2003         to       12/31/2003            7.142932             9.298745             94,294.5319
  01/01/2004         to       12/31/2004            9.298745            10.851748            334,360.3401
  01/01/2005         to       12/31/2005           10.851748            11.771900            371,490.7625
============        ====      ==========           =========            =========            ============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           12.599543            12.933004              6,866.8274
  01/01/2002         to       12/31/2002           12.933004            10.379482              1,919.6369
  01/01/2003         to       12/31/2003           10.379482            13.504219              7,452.5961
  01/01/2004         to       12/31/2004           13.504219            15.426876              7,074.5718
  01/01/2005         to       12/31/2005           15.426876            16.536666              5,945.3501
============        ====      ==========           =========            =========            ============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           17.111181            17.121564             17,314.5245
  01/01/2002         to       12/31/2002           17.121564            12.623646             30,436.0692
  01/01/2003         to       04/24/2003           12.623646            13.106879             31,235.9440
============        ====      ==========           =========            =========             ===========
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           11.366251            10.501147              3,170.7009
  01/01/2002         to       12/31/2002           10.501147             8.632060              6,567.7132
  01/01/2003         to       04/25/2003            8.632060             8.383197              7,078.1056
============        ====      ==========           =========            =========             ===========
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.042663            13.387055             41,432.7406
  01/01/2002         to       12/31/2002           13.387055            14.313884            172,677.9173
  01/01/2003         to       12/31/2003           14.313884            14.623334            397,916.4236
  01/01/2004         to       11/19/2004           14.623334            14.985048            488,702.6419
============        ====      ==========           =========            =========            ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           14.909620            15.700656             15,191.4851
  01/01/2002         to       12/31/2002           15.700656            11.466409             30,611.9806
  01/01/2003         to       12/31/2003           11.466409            15.038501             34,498.3828
  01/01/2004         to       11/19/2004           15.038501            16.169597             33,225.5981
============        ====      ==========           =========            =========            ============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003         to       12/31/2003           10.000000            11.980868             22,204.3985
  01/01/2004         to       12/31/2004           11.980868            13.887916             63,865.9042
  01/01/2005         to       12/31/2005           13.887916            14.214885             66,910.7851
============        ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.959643            13.962133             60,578.8834
  01/01/2002         to       12/31/2002           13.962133            13.668578            163,746.8930
  01/01/2003         to       12/31/2003           13.668578            16.036858            631,295.6467
  01/01/2004         to       12/31/2004           16.036858            17.079057            619,202.3849
  01/01/2005         to       12/31/2005           17.079057            17.068231            823,466.2222
============        ====      ==========           =========            =========            ============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            9.170160            10.595365              7,426.8237
  01/01/2002         to       12/31/2002           10.595365             7.392581             29,017.1266
  01/01/2003         to       04/25/2003            7.392581             7.503232             30,338.3825
============        ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           42.480556            47.094351            125,576.7045
  01/01/2005         to       12/31/2005           47.094351            48.076720            109,490.5367
============        ====      ==========           =========            =========            ============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001         to       12/31/2001           12.328241            12.139920             33,901.7316
  01/01/2002         to       12/31/2002           12.139920             8.336069             67,056.6989
  01/01/2003         to       12/31/2003            8.336069            10.266527             60,606.4895
  01/01/2004         to       04/30/2004           10.266527            10.072988             59,088.0207
============        ====      ==========           =========            =========             ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           39.910653            41.344503             54,492.9747
  01/01/2002         to       12/31/2002           41.344503            33.332049            194,321.1339
  01/01/2003         to       12/31/2003           33.332049            42.905952            529,074.4655
  01/01/2004         to       12/31/2004           42.905952            47.587002            641,545.3822
  01/01/2005         to       12/31/2005           47.587002            48.446417            598,261.6716
============        ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002         to       12/31/2002           10.815494             8.318328                510.7459
  01/01/2003         to       12/31/2003            8.318328            10.224189             13,484.8305
  01/01/2004         to       04/30/2004           10.224189            10.020717             14,797.2459
============        ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001         to       12/31/2001           11.957464            12.219247             16,227.4589
  01/01/2002         to       12/31/2002           12.219247            10.610126             65,034.6251
  01/01/2003         to       12/31/2003           10.610126            13.074268            114,558.5626
  01/01/2004         to       04/30/2004           13.074268            13.278657            124,603.1871
============        ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            8.163640             8.809572             32,737.4121
  01/01/2002         to       12/31/2002            8.809572             6.556337            116,424.7873
  01/01/2003         to       12/31/2003            6.556337             8.760522            173,081.3700
  01/01/2004         to       12/31/2004            8.760522             9.698886            181,782.3903
  01/01/2005         to       12/31/2005            9.698886             9.987647            178,636.5559
============        ====      ==========           =========            =========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           15.845706            17.438226             34,239.2506
  01/01/2002         to       12/31/2002           17.438226            15.524450            187,121.2024
  01/01/2003         to       12/31/2003           15.524450            19.241447            362,407.2067
  01/01/2004         to       12/31/2004           19.241447            23.586938            465,596.4681
  01/01/2005         to       12/31/2005           23.586938            25.094115            466,906.7623
============        ====      ==========           =========            =========            ============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            8.739813             8.371336                631.1459
  01/01/2002         to       12/31/2002            8.371336             7.269814             21,102.0210
  01/01/2003         to       12/31/2003            7.269814             9.451731            189,888.3063
  01/01/2004         to       12/31/2004            9.451731            11.126240            651,974.0853
  01/01/2005         to       12/31/2005           11.126240            12.759052            854,981.1071
============        ====      ==========           =========            =========            ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           10.041941            10.142360             28,734.3085
  01/01/2002         to       12/31/2002           10.142360            10.095827             59,880.7593
  01/01/2003         to       12/31/2003           10.095827             9.983712            273,169.5878
  01/01/2004         to       12/31/2004            9.983712             9.892782             95,883.7591
  01/01/2005         to       04/30/2005            9.892782             9.900879                  0.0000
============        ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005         to       12/31/2005            7.897927             8.567167            815,998.7769
============        ====      ==========           =========            =========            ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004         to       12/31/2004           11.610052            12.022053          1,973,805.5060
  01/01/2005         to       12/31/2005           12.022053            12.103714          1,800,783.2773
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001         to       12/31/2001            9.755873            10.132982                 10.2502
  01/01/2002         to       12/31/2002           10.132982            12.087221                 10.2502
  01/01/2003         to       12/31/2003           12.087221            14.571765                  0.0000
  01/01/2004         to       04/30/2004           14.571765            14.178039                  0.0000
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.031953            14.245441              4,411.6646
  01/01/2002         to       12/31/2002           14.245441            11.053795             11,030.1973
  01/01/2003         to       12/31/2003           11.053795            13.961730             10,511.3672
  01/01/2004         to       12/31/2004           13.961730            16.265910             10,734.7069
  01/01/2005         to       12/31/2005           16.265910            17.583892             11,654.3965
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004         to       12/31/2004           11.075452            11.989635            196,908.9803
  01/01/2005         to       12/31/2005           11.989635            12.552755            246,302.6888
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001         to       12/31/2001           13.874050            13.290455             10,831.3240
  01/01/2002         to       12/31/2002           13.290455            10.051367             24,494.7977
  01/01/2003         to       12/31/2003           10.051367            12.563726             25,258.1947
  01/01/2004         to       04/30/2004           12.563726            12.572003             25,337.2754
============        ====      ==========           =========            =========          ==============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                               NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/02/2001        to       12/31/2001            7.615300             8.226988                 13.1308
   01/01/2002        to       12/31/2002            8.226988             4.533110             39,837.4725
   01/01/2003        to       12/31/2003            4.533110             6.098811            776,150.9781
   01/01/2004        to       12/31/2004            6.098811             7.075043          1,045,624.8790
   01/01/2005        to       12/31/2005            7.075043             7.985522            911,323.6080
=================   ====      ==========           =========            =========          ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.248977            13.045836             51,187.0631
   01/01/2005        to       12/31/2005           13.045836            14.222221             53,148.5530
=================   ====      ==========           =========            =========          ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001        to       12/31/2001           11.207439            12.184460              3,991.9892
   01/01/2002        to       12/31/2002           12.184460             8.555648             21,382.9036
   01/01/2003        to       12/31/2003            8.555648            11.561812             37,584.6195
   01/01/2004        to       04/30/2004           11.561812            11.773691             54,491.8815
=================   ====      ==========           =========            =========          ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.998726            10.465357            163,450.0515
=================   ====      ==========           =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           43.554407            43.697348             42,002.0432
=================   ====      ==========           =========            =========          ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.900743             9.995128            664,675.9490
=================   ====      ==========           =========            =========          ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             7.808491             21,107.3594
   01/01/2003        to       12/31/2003            7.808491            10.567500             68,117.8434
   01/01/2004        to       12/31/2004           10.567500            11.341842            173,638.0331
   01/01/2005        to       12/31/2005           11.341842            11.782494            184,554.5275
=================   ====      ==========           =========            =========          ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001        to       12/31/2001           10.197092            10.144691                817.0770
   01/01/2002        to       12/31/2002           10.144691             8.335400             86,927.9948
   01/01/2003        to       12/31/2003            8.335400            10.729806            999,530.5962
   01/01/2004        to       12/31/2004           10.729806            11.847038          1,768,557.1590
   01/01/2005        to       12/31/2005           11.847038            12.847742          1,870,220.8107
=================   ====      ==========           =========            =========          ==============

                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003           10.000000            12.610360            140,098.9043
   01/01/2004        to       12/31/2004           12.610360            14.648163            134,175.9936
   01/01/2005        to       12/31/2005           14.648163            16.960108            122,497.7134
=================   ====      ==========           =========            =========            ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.723681            11.668521            447,702.0184
=================   ====      ==========           =========            =========            ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003           10.000000            11.720239                208.3166
   01/01/2004        to       12/31/2004           11.720239            12.078039              5,789.1309
   01/01/2005        to       04/30/2005           12.078039            11.103774                  0.0000
=================   ====      ==========           =========            =========            ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             8.277696            162,696.0851
   01/01/2003        to       12/31/2003            8.277696             9.905380            576,458.6760
   01/01/2004        to       12/31/2004            9.905380            10.842241            533,126.5929
   01/01/2005        to       12/31/2005           10.842241            11.412777            466,886.2052
=================   ====      ==========           =========            =========            ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             9.114200             13,180.3249
   01/01/2003        to       12/31/2003            9.114200            10.475325             38,595.7840
   01/01/2004        to       12/31/2004           10.475325            11.447329             69,374.1130
   01/01/2005        to       12/31/2005           11.447329            11.593093             68,773.2473
=================   ====      ==========           =========            =========            ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           14.190605            16.603445                414.0341
=================   ====      ==========           =========            =========            ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2003        to       12/31/2003           10.000000            12.025534              1,586.0526
   01/01/2004        to       12/31/2004           12.025534            13.239350              8,947.7784
   01/01/2005        to       12/31/2005           13.239350            13.754048             10,394.7453
=================   ====      ==========           =========            =========            ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   04/10/2001        to       12/31/2001           11.579412            11.210673              1,670.1211
   01/01/2002        to       12/31/2002           11.210673             8.942238              4,937.3753
   01/01/2003        to       12/31/2003            8.942238            11.215695             13,112.2880
   01/01/2004        to       12/31/2004           11.215695            12.269782              9,999.9104
   01/01/2005        to       12/31/2005           12.269782            12.713260              9,790.8194
=================   ====      ==========           =========            =========            ============

CLASS B


                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------       ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001         to       12/31/2001           11.401035            11.162385            138,388.6558
  01/01/2002         to       12/31/2002           11.162385             8.305264            192,895.6692
  01/01/2003         to       12/31/2003            8.305264            10.581112            156,192.6422
  01/01/2004         to       12/31/2004           10.581112            11.097097            125,200.2882
  01/01/2005         to       12/31/2005           11.097097            11.880570            115,484.0864
============        ====      ==========           =========            =========            ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001         to       12/31/2001           10.460362             9.535727             21,294.4654
  01/01/2002         to       12/31/2002            9.535727             7.909335             27,774.5292
  01/01/2003         to       12/31/2003            7.909335            10.041034             25,052.4888
  01/01/2004         to       12/31/2004           10.041034            12.247186             27,255.5591
  01/01/2005         to       12/31/2005           12.247186            14.207240             47,755.8352
============        ====      ==========           =========            =========            ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001         to       12/31/2001            9.492602             8.901506             39,277.3430
  01/01/2002         to       12/31/2002            8.901506             7.130450             77,052.7594
  01/01/2003         to       12/31/2003            7.130450             9.273224            128,520.8928
  01/01/2004         to       12/31/2004            9.273224            10.811123            395,172.7968
  01/01/2005         to       12/31/2005           10.811123            11.716144            545,087.2610
============        ====      ==========           =========            =========            ============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           12.599543            12.923341             21,140.4467
  01/01/2002         to       12/31/2002           12.923341            10.361354             24,276.1442
  01/01/2003         to       12/31/2003           10.361354            13.467177             24,340.8032
  01/01/2004         to       12/31/2004           13.467177            15.369147             19,154.6436
  01/01/2005         to       12/31/2005           15.369147            16.458365             17,116.1759
============        ====      ==========           =========            =========            ============
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           17.111181            17.108764             51,957.5673
  01/01/2002         to       12/31/2002           17.108764            12.601558             61,368.8820
  01/01/2003         to       04/24/2003           12.601558            13.079856             63,079.0136
============        ====      ==========           =========            =========            ============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           11.366251            10.493282             13,199.5909
  01/01/2002         to       12/31/2002           10.493282             8.616959             28,055.7635
  01/01/2003         to       04/25/2003            8.616959             8.365912             28,085.5656
============        ====      ==========           =========            =========            ============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.042663            13.377050            145,492.1584
  01/01/2002         to       12/31/2002           13.377050            14.288890            296,580.0861
  01/01/2003         to       12/31/2003           14.288890            14.583206            387,732.3768
  01/01/2004         to       11/19/2004           14.583206            14.930708            434,416.9639
============        ====      ==========           =========            =========            ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           14.909620            15.688912             49,822.4695
  01/01/2002         to       12/31/2002           15.688912            11.446361             85,618.1983
  01/01/2003         to       12/31/2003           11.446361            14.997217             86,194.3312
  01/01/2004         to       11/19/2004           14.997217            16.110947             75,748.8035
============        ====      ==========           =========            =========            ============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003         to       12/31/2003           10.000000            11.972863              9,188.4004
  01/01/2004         to       12/31/2004           11.972863            13.864733             50,862.0313
  01/01/2005         to       12/31/2005           13.864733            14.177012             97,821.4361
============        ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.959185            13.951241            211,867.7916
  01/01/2002         to       12/31/2002           13.951241            13.644245            961,841.5750
  01/01/2003         to       12/31/2003           13.644245            15.992320          1,990,206.6930
  01/01/2004         to       12/31/2004           15.992320            17.014558          1,423,919.9610
  01/01/2005         to       12/31/2005           17.014558            16.986823          1,399,447.2204
============        ====      ==========           =========            =========          ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            9.170160            10.587451             51,773.1277
  01/01/2002         to       12/31/2002           10.587451             7.379656             91,642.5240
  01/01/2003         to       04/25/2003            7.379656             7.487776             88,546.9313
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           41.872288            46.389254            211,274.3363
  01/01/2005         to       12/31/2005           46.389254            47.309714            191,057.9232
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001         to       12/31/2001           12.328241            12.130840            179,253.1161
  01/01/2002         to       12/31/2002           12.130840             8.321485            242,304.1611
  01/01/2003         to       12/31/2003            8.321485            10.238325            208,747.0262
  01/01/2004         to       04/30/2004           10.238325            10.042015            211,777.1345
============        ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           39.909345            41.312239            333,795.0812
  01/01/2002         to       12/31/2002           41.312239            33.272684          1,033,883.0189
  01/01/2003         to       12/31/2003           33.272684            42.786777          1,593,251.7660
  01/01/2004         to       12/31/2004           42.786777            47.407274          1,462,636.7260
  01/01/2005         to       12/31/2005           47.407274            48.215337          1,315,097.2795
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002         to       12/31/2002           10.803813             8.303774              7,715.2654
  01/01/2003         to       12/31/2003            8.303774            10.196100              8,331.5277
  01/01/2004         to       04/30/2004           10.196100             9.989902              8,449.0272
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001         to       12/31/2001           11.957464            12.210438            283,891.4512
  01/01/2002         to       12/31/2002           12.210438            10.591865            438,433.3442
  01/01/2003         to       12/31/2003           10.591865            13.038724            457,398.9074
  01/01/2004         to       04/30/2004           13.038724            13.238207            408,778.6238
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            8.163640             8.802984            103,222.3907
  01/01/2002         to       12/31/2002            8.802984             6.544880            261,933.6938
  01/01/2003         to       12/31/2003            6.544880             8.736494            335,535.6865
  01/01/2004         to       12/31/2004            8.736494             9.662589            328,427.4924
  01/01/2005         to       12/31/2005            9.662589             9.940352            312,261.9803
============        ====      ==========           =========            =========          ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           15.845706            17.425201            180,685.9894
  01/01/2002         to       12/31/2002           17.425201            15.497327            409,606.1774
  01/01/2003         to       12/31/2003           15.497327            19.188657            530,189.8002
  01/01/2004         to       12/31/2004           19.188657            23.498662            726,395.0754
  01/01/2005         to       12/31/2005           23.498662            24.975286            819,096.4932
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            8.739526             8.364799             41,049.8664
  01/01/2002         to       12/31/2002            8.364799             7.256874            522,387.8148
  01/01/2003         to       12/31/2003            7.256874             9.425479            874,528.2853
  01/01/2004         to       12/31/2004            9.425479            11.084222          1,304,324.8450
  01/01/2005         to       12/31/2005           11.084222            12.698204          1,644,548.8198
============        ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           10.041611            10.134443             77,162.0693
  01/01/2002         to       12/31/2002           10.134443            10.077868            745,567.9878
  01/01/2003         to       12/31/2003           10.077868             9.955999            890,691.6762
  01/01/2004         to       12/31/2004            9.955999             9.855432            509,470.6728
  01/01/2005         to       04/30/2005            9.855432             9.860283              3,411.3696
============        ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005         to       12/31/2005            7.865453             8.526290          1,927,136.5714
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004         to       12/31/2004           11.573887            11.976661          2,930,256.0470
  01/01/2005         to       12/31/2005           11.976661            12.045993          2,864,523.5732
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001         to       12/31/2001            9.755873            10.125396              2,729.5152
  01/01/2002         to       12/31/2002           10.125396            12.066122              3,408.8083
  01/01/2003         to       12/31/2003           12.066122            14.531807              3,070.3777
  01/01/2004         to       04/30/2004           14.531807            14.134513              2,487.0466
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.031953            14.234792             19,151.7733
  01/01/2002         to       12/31/2002           14.234792            11.034466             26,356.4036
  01/01/2003         to       12/31/2003           11.034466            13.923398             29,137.8876
  01/01/2004         to       12/31/2004           13.923398            16.204999             27,032.2201
  01/01/2005         to       12/31/2005           16.204999            17.500594             24,012.1791
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004         to       12/31/2004           11.014845            11.916121            222,600.4184
  01/01/2005         to       12/31/2005           11.916121            12.463356            358,599.2107
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001         to       12/31/2001           13.874050            13.280510             30,005.1698
  01/01/2002         to       12/31/2002           13.280510            10.033783             50,190.6864
  01/01/2003         to       12/31/2003           10.033783            12.529229             47,195.9367
  01/01/2004         to       04/30/2004           12.529229            12.533363             46,604.1592
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            7.615046             8.220557            107,325.0956
  01/01/2002         to       12/31/2002            8.220557             4.525032            874,509.3435
  01/01/2003         to       12/31/2003            4.525032             6.081870          2,006,794.9600
  01/01/2004         to       12/31/2004            6.081870             7.048322          1,716,682.7400
  01/01/2005         to       12/31/2005            7.048322             7.947436          1,739,314.5771
============        ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.161383            12.943954             75,437.4466
   01/01/2005        to       12/31/2005           12.943954            14.097094             69,253.6304
=================   ====      ==========           =========            =========             ===========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001        to       12/31/2001           11.207439            12.175342             24,956.1260
   01/01/2002        to       12/31/2002           12.175342             8.540681             55,319.8510
   01/01/2003        to       12/31/2003            8.540681            11.530067             67,277.0956
   01/01/2004        to       04/30/2004           11.530067            11.737509             78,239.1365
=================   ====      ==========           =========            =========             ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.998644            10.458340            233,041.5843
=================   ====      ==========           =========            =========            ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           42.619530            42.731058             63,880.1102
=================   ====      ==========           =========            =========            ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.860067             9.947469            573,196.9846
=================   ====      ==========           =========            =========            ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             7.803262            123,611.0320
   01/01/2003        to       12/31/2003            7.803262            10.549879            281,063.6073
   01/01/2004        to       12/31/2004           10.549879            11.311583            480,706.5590
   01/01/2005        to       12/31/2005           11.311583            11.739347            526,151.6279
=================   ====      ==========           =========            =========            ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001        to       12/31/2001           10.196756            10.136771            167,899.0385
   01/01/2002        to       12/31/2002           10.136771             8.320551          1,455,072.3987
   01/01/2003        to       12/31/2003            8.320551            10.699997          2,837,066.7900
   01/01/2004        to       12/31/2004           10.699997            11.802287          3,113,698.1630
   01/01/2005        to       12/31/2005           11.802287            12.786459          3,101,670.2116
=================   ====      ==========           =========            =========          ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003           10.000000            12.601949             54,003.9453
   01/01/2004        to       12/31/2004           12.601949            14.623726             52,425.3828
   01/01/2005        to       12/31/2005           14.623726            16.914945             52,315.0958
=================   ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.694501            11.625804            816,190.2397
=================   ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003         to       12/31/2003           10.000000            11.712423              2,792.1866
  01/01/2004         to       12/31/2004           11.712423            12.057889             11,242.5239
  01/01/2005         to       04/30/2005           12.057889            11.081632                  0.0000
============        ====      ==========           =========            =========             ===========
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             8.272157            154,240.0671
  01/01/2003         to       12/31/2003            8.272157             9.888863            320,486.8723
  01/01/2004         to       12/31/2004            9.888863            10.813315            301,118.6436
  01/01/2005         to       12/31/2005           10.813315            11.370986            275,435.2714
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             9.108103             21,255.2655
  01/01/2003         to       12/31/2003            9.108103            10.457852             57,713.8244
  01/01/2004         to       12/31/2004           10.457852            11.416784             97,449.0607
  01/01/2005         to       12/31/2005           11.416784            11.550635            138,420.8319
============        ====      ==========           =========            =========            ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005         to       12/31/2005           14.075179            16.457492              6,398.4830
============        ====      ==========           =========            =========            ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003         to       12/31/2003           10.000000            12.017508              6,399.4784
  01/01/2004         to       12/31/2004           12.017508            13.217257             23,783.2320
  01/01/2005         to       12/31/2005           13.217257            13.717413             49,629.5889
============        ====      ==========           =========            =========            ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001         to       12/31/2001           11.579412            11.202545             21,753.2700
  01/01/2002         to       12/31/2002           11.202545             8.926812             22,603.5346
  01/01/2003         to       12/31/2003            8.926812            11.185167             21,303.3222
  01/01/2004         to       12/31/2004           11.185167            12.224123             40,084.3715
  01/01/2005         to       12/31/2005           12.224123            12.653328             44,117.6739
============        ====      ==========           =========            =========            ============

DISCONTINUED INVESTMENT PORTFOLIOS. See Appendix A "Condensed Financial Information - Discontinued Investment Portfolios" in the prospectus.

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  01/01/2001         to       12/31/2001           14.746962            11.183281          3,737,753.9281
  01/01/2002         to       12/31/2002           11.183281             8.341693          3,126,907.2250
  01/01/2003         to       12/31/2003            8.341693            10.654094          2,649,822.8147
  01/01/2004         to       12/31/2004           10.654094            11.201681          2,158,508.7430
  01/01/2005         to       12/31/2005           11.201681            12.022461            302,133.2442
============        ====      ==========           =========            =========          ==============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2001         to       12/31/2001           12.636353             9.553604            664,625.8199
  01/01/2002         to       12/31/2002            9.553604             7.944031            568,164.5820
  01/01/2003         to       12/31/2003            7.944031            10.110304            476,838.2297
  01/01/2004         to       12/31/2004           10.110304            12.362600            396,902.1394
  01/01/2005         to       12/31/2005           12.362600            14.376903             66,070.9012
============        ====      ==========           =========            =========          ==============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001         to       12/31/2001            9.492602             8.918168            124,344.3071
  01/01/2002         to       12/31/2002            8.918168             7.161705            343,127.8534
  01/01/2003         to       12/31/2003            7.161705             9.337160            888,830.8003
  01/01/2004         to       12/31/2004            9.337160            10.912970          2,184,812.2340
  01/01/2005         to       12/31/2005           10.912970            11.856027          2,233,624.4401
============        ====      ==========           =========            =========          ==============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           12.599543            12.947524             38,125.0350
  01/01/2002         to       12/31/2002           12.947524            10.406767             74,312.0960
  01/01/2003         to       12/31/2003           10.406767            13.560020             72,296.4548
  01/01/2004         to       12/31/2004           13.560020            15.513927             66,642.9853
  01/01/2005         to       12/31/2005           15.513927            16.654863             61,346.2509
============        ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           17.111181            17.140791             82,635.2154
  01/01/2002         to       12/31/2002           17.140791            12.656819            155,704.3180
  01/01/2003         to       04/24/2003           12.656819            13.147480            160,967.6375
============        ====      ==========           =========            =========          ==============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           11.366251            10.512950             55,985.1519
  01/01/2002         to       12/31/2002           10.512950             8.654755             90,565.8220
  01/01/2003         to       04/25/2003            8.654755             8.409175             92,264.6803
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.042663            13.402074            227,671.1262
  01/01/2002         to       12/31/2002           13.402074            14.351445          1,148,656.5980
  01/01/2003         to       12/31/2003           14.351445            14.683714          2,203,544.5312
  01/01/2004         to       11/19/2004           14.683714            15.066905          2,618,055.6020
============        ====      ==========           =========            =========          ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           14.909620            15.718285            179,467.1331
  01/01/2002         to       12/31/2002           15.718285            11.496546            291,787.8619
  01/01/2003         to       12/31/2003           11.496546            15.100620            313,107.6457
  01/01/2004         to       11/19/2004           15.100620            16.257344            316,894.3682
============        ====      ==========           =========            =========          ==============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003         to       12/31/2003           10.000000            11.992867            202,171.8531
  01/01/2004         to       12/31/2004           11.992867            13.922739            611,462.3143
  01/01/2005         to       12/31/2005           13.922739            14.271853            346,671.2497
============        ====      ==========           =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.960333            13.978494            427,018.4732
  01/01/2002         to       12/31/2002           13.978494            13.705136          1,393,924.5153
  01/01/2003         to       12/31/2003           13.705136            16.103871          2,032,567.5116
  01/01/2004         to       12/31/2004           16.103871            17.176230          1,932,491.2300
  01/01/2005         to       12/31/2005           17.176230            17.191034          3,219,591.4477
============        ====      ==========           =========            =========          ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            9.170160            10.607266            100,477.5549
  01/01/2002         to       12/31/2002           10.607266             7.412032            253,970.1795
  01/01/2003         to       04/25/2003            7.412032             7.526499            250,998.5575
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           43.409333            48.171871         17,755,835.6527
  01/01/2005         to       12/31/2005           48.171871            49.250312            663,334.8802
============        ====      ==========           =========            =========         ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  01/01/2001         to       12/31/2001           14.080792            12.153563          6,321,722.1292
  01/01/2002         to       12/31/2002           12.153563             8.357993          5,277,323.5450
  01/01/2003         to       12/31/2003            8.357993            10.308953          4,466,130.8709
  01/01/2004         to       04/30/2004           10.308953            10.119601            607,173.0361
============        ====      ==========           =========            =========         ===============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           39.912615            41.392944            684,910.9575
  01/01/2002         to       12/31/2002           41.392944            33.421284          1,901,887.6773
  01/01/2003         to       12/31/2003           33.421284            43.085314          2,623,558.9144
  01/01/2004         to       12/31/2004           43.085314            47.857828          3,301,798.7060
  01/01/2005         to       12/31/2005           47.857828            48.795052          3,001,774.1986
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002         to       12/31/2002           10.833047             8.340204             36,078.3700
  01/01/2003         to       12/31/2003            8.340204            10.266421             72,957.4716
  01/01/2004         to       04/30/2004           10.266421            10.067069             77,912.3154
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001         to       12/31/2001           11.957464            12.232460            244,139.7749
  01/01/2002         to       12/31/2002           12.232460            10.637552            788,350.8203
  01/01/2003         to       12/31/2003           10.637552            13.127728          1,149,118.8134
  01/01/2004         to       04/30/2004           13.127728            13.339526          1,161,540.2930
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  02/12/2001         to       12/31/2001           10.000000             8.819461            259,338.4711
  01/01/2002         to       12/31/2002            8.819461             6.573580            789,242.1568
  01/01/2003         to       12/31/2003            6.573580             8.796747          1,233,438.8121
  01/01/2004         to       12/31/2004            8.796747             9.753649          1,238,844.2210
  01/01/2005         to       12/31/2005            9.753649            10.059071          1,164,618.2058
============        ====      ==========           =========            =========          ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           15.845706            17.457790            428,822.3630
  01/01/2002         to       12/31/2002           17.457790            15.565227          1,485,451.0428
  01/01/2003         to       12/31/2003           15.565227            19.320918          2,509,611.0808
  01/01/2004         to       12/31/2004           19.320918            23.719979          3,321,767.9430
  01/01/2005         to       12/31/2005           23.719979            25.273416          3,241,302.0816
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/12/2001         to       12/31/2001           10.000000             8.381159              1,897.7385
  01/01/2002         to       12/31/2002            8.381159             7.289280            169,447.2031
  01/01/2003         to       12/31/2003            7.289280             9.491245            391,993.5801
  01/01/2004         to       12/31/2004            9.491245            11.189560          2,178,119.1040
  01/01/2005         to       12/31/2005           11.189560            12.850864          3,625,590.6882
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  02/12/2001         to       12/31/2001           10.000000            10.154282            279,466.3573
  01/01/2002         to       12/31/2002           10.154282            10.122875            703,780.8875
  01/01/2003         to       12/31/2003           10.122875            10.025490            721,421.2419
  01/01/2004         to       12/31/2004           10.025490             9.949131            552,205.4002
  01/01/2005         to       04/30/2005            9.949131             9.962144                  0.0000
============        ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005         to       12/31/2005            7.946876             8.628835          1,478,265.5863
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004         to       12/31/2004           11.664535            12.090485          8,369,717.8160
  01/01/2005         to       12/31/2005           12.090485            12.190831          8,039,498.1810
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001         to       12/31/2001            9.755873            10.144355             10,640.9254
  01/01/2002         to       12/31/2002           10.144355            12.118940             21,618.6249
  01/01/2003         to       12/31/2003           12.118940            14.631923             18,813.9345
  01/01/2004         to       04/30/2004           14.631923            14.243593             18,787.5433
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.031953            14.261437             15,163.7089
  01/01/2002         to       12/31/2002           14.261437            11.082847             74,302.4014
  01/01/2003         to       12/31/2003           11.082847            14.019403             76,164.4938
  01/01/2004         to       12/31/2004           14.019403            16.357674             73,351.1346
  01/01/2005         to       12/31/2005           16.357674            17.709541             73,011.7709
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004         to       12/31/2004           11.166965            12.100728          1,338,176.4990
  01/01/2005         to       12/31/2005           12.100728            12.688022          1,530,014.4041
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001         to       12/31/2001           13.874050            13.305369            115,925.2441
  01/01/2002         to       12/31/2002           13.305369            10.077786            247,915.3062
  01/01/2003         to       12/31/2003           10.077786            12.615636            246,863.3748
  01/01/2004         to       04/30/2004           12.615636            12.630169            242,758.0605
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/12/2001         to       12/31/2001           10.000000             8.236645              2,342.3926
  01/01/2002         to       12/31/2002            8.236645             4.545270            267,097.9707
  01/01/2003         to       12/31/2003            4.545270             6.124338          1,964,182.1293
  01/01/2004         to       12/31/2004            6.124338             7.115346          3,539,464.2130
  01/01/2005         to       12/31/2005            7.115346             8.043025          3,405,275.2625
============        ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                 ACCUMULATION         ACCUMULATION           ACCUMULATION
                                                UNIT VALUE AT        UNIT VALUE AT              UNITS
                                                 BEGINNING OF            END OF             OUTSTANDING AT
                                                    PERIOD               PERIOD             END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.381520            13.200126            322,317.8493
   01/01/2005        to       12/31/2005           13.200126            14.411949            294,096.7410
=================   ====      ==========           =========            =========            ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
   04/02/2001        to       12/31/2001           11.207439            12.198150             68,610.0538
   01/01/2002        to       12/31/2002           12.198150             8.578154            166,184.2882
   01/01/2003        to       12/31/2003            8.578154            11.609599            314,450.3439
   01/01/2004        to       04/30/2004           11.609599            11.828180            369,411.1199
=================   ====      ==========           =========            =========            ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.998849            10.475896            751,080.0917
=================   ====      ==========           =========            =========            ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           44.994946            45.187527            183,962.7720
=================   ====      ==========           =========            =========            ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.962131            10.067108            652,838.7189
=================   ====      ==========           =========            =========            ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             7.816345            798,167.6789
   01/01/2003        to       12/31/2003            7.816345            10.593988          1,666,013.0533
   01/01/2004        to       12/31/2004           10.593988            11.387381          2,566,299.7340
   01/01/2005        to       12/31/2005           11.387381            11.847505          1,826,997.9310
=================   ====      ==========           =========            =========          ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001        to       12/31/2001           10.197594            10.156586              7,447.8775
   01/01/2002        to       12/31/2002           10.156586             8.357717            735,007.2177
   01/01/2003        to       12/31/2003            8.357717            10.774657          3,185,276.8997
   01/01/2004        to       12/31/2004           10.774657            11.914458          5,312,009.6480
   01/01/2005        to       12/31/2005           11.914458            12.940186          4,852,874.0005
=================   ====      ==========           =========            =========          ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003           10.000000            12.622994            739,828.4544
   01/01/2004        to       12/31/2004           12.622994            14.684894            587,560.4483
   01/01/2005        to       12/31/2005           14.684894            17.028072            487,634.3940
=================   ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.767628            11.732904          1,115,239.5596
=================   ====      ==========           =========            =========          ==============

                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003         to       12/31/2003           10.000000            11.731978             62,193.1299
  01/01/2004         to       12/31/2004           11.731978            12.108329             91,991.4412
  01/01/2005         to       04/30/2005           12.108329            11.137070                  0.0000
============        ====      ==========           =========            =========             ===========
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             8.286021            908,439.4110
  01/01/2003         to       12/31/2003            8.286021             9.930208          3,162,560.7085
  01/01/2004         to       12/31/2004            9.930208            10.885772          2,691,165.1000
  01/01/2005         to       12/31/2005           10.885772            11.475744          2,311,782.1769
============        ====      ==========           =========            =========          ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             9.123353            503,350.9232
  01/01/2003         to       12/31/2003            9.123353            10.501575            828,430.4620
  01/01/2004         to       12/31/2004           10.501575            11.493282            924,868.6720
  01/01/2005         to       12/31/2005           11.493282            11.657051            892,222.0339
============        ====      ==========           =========            =========          ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005         to       12/31/2005           14.365585            16.824885             16,865.1203
============        ====      ==========           =========            =========          ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003         to       12/31/2003           10.000000            12.037577             79,684.9355
  01/01/2004         to       12/31/2004           12.037577            13.272548            179,474.3023
  01/01/2005         to       12/31/2005           13.272548            13.809168            109,463.1126
============        ====      ==========           =========            =========          ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001         to       12/31/2001           11.579412            11.222898             50,584.1475
  01/01/2002         to       12/31/2002           11.222898             8.965451            101,301.4628
  01/01/2003         to       12/31/2003            8.965451            11.261659            156,210.8452
  01/01/2004         to       12/31/2004           11.261659            12.338602            143,452.9459
  01/01/2005         to       12/31/2005           12.338602            12.803698            121,771.8162
============        ====      ==========           =========            =========          ==============

                                  1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                               NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004        to       11/19/2004           14.431310            14.895701             88,025.7612
=================   ====      ==========           =========            =========             ===========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004        to       11/19/2004           14.715388            15.796607                318.2712
=================   ====      ==========           =========            =========             ===========
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.307654            13.899516             66,959.4099
   01/01/2005        to       12/31/2005           13.899516            14.233852            177,714.3705
=================   ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           16.104967            17.147561            305,895.0429
   01/01/2005        to       12/31/2005           17.147561            17.145239            406,319.8207
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           43.155329            47.778007            272,199.5771
   01/01/2005        to       12/31/2005           47.778007            48.665131            364,471.4972
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            8.756346             9.716826             32,116.1204
   01/01/2005        to       12/31/2005            9.716826            10.011111             58,534.9431
=================   ====      ==========           =========            =========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           20.043768            23.336992            169,864.5641
   01/01/2005        to       12/31/2005           23.336992            24.840578            427,820.2025
=================   ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.735580            11.170897            341,872.9895
   01/01/2005        to       12/31/2005           11.170897            12.812338            466,828.0333
=================   ====      ==========           =========            =========            ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.979567             9.932521             35,261.8340
   01/01/2005        to       04/30/2005            9.932521             9.942272                  0.0000
=================   ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            7.930965             8.605857            491,941.5275
=================   ====      ==========           =========            =========            ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           11.652784            12.070302            627,605.8901
   01/01/2005        to       12/31/2005           12.070302            12.158353          1,222,596.5719
=================   ====      ==========           =========            =========          ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.568596            14.565078              2,066.9340
   01/01/2005        to       12/31/2005           14.565078            15.753095              9,231.8931
=================   ====      ==========           =========            =========          ==============

                                  1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                               NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.998767            10.468869            253,637.4236
=================   ====      ==========           =========            =========            ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           44.029505            44.188654             74,302.8705
=================   ====      ==========           =========            =========            ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.942177            10.040284             44,106.0766
=================   ====      ==========           =========            =========            ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           10.589837            11.357010            103,152.8346
   01/01/2005        to       12/31/2005           11.357010            11.804135            219,351.0393
=================   ====      ==========           =========            =========            ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004        to       12/31/2004           11.055459            11.894586            898,607.9162
   01/01/2005        to       12/31/2005           11.894586            12.905737          1,334,449.9423
=================   ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.748079            11.701673            432,162.4161
=================   ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2004        to       12/31/2004            4.208800             4.390890             36,349.2485
   01/01/2005        to       04/30/2005            4.390890             4.037361                  0.0000
=================   ====      ==========           =========            =========          ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           36.145109            39.276210             22,036.3904
   01/01/2005        to       12/31/2005           39.276210            39.796169             46,848.0953
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           14.248694            16.676933             10,305.5086
=================   ====      ==========           =========            =========          ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.011184            13.236617             29,381.5968
   01/01/2005        to       12/31/2005           13.236617            13.758065             62,193.2345
=================   ====      ==========           =========            =========          ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004        to       12/31/2004           43.934444            47.658643                802.9248
   01/01/2005        to       12/31/2005           47.658643            49.405839                980.0529
=================   ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                               NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004        to       11/19/2004           14.477060            14.930708            434,416.9639
=================   ====      ==========           =========            =========            ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004        to       11/19/2004           15.020493            16.110947             75,748.8035
=================   ====      ==========           =========            =========            ============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.289066            13.864733             50,862.0313
   01/01/2005        to       12/31/2005           13.864733            14.177012             97,821.4361
=================   ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           15.995949            17.014558          1,423,919.9610
   01/01/2005        to       12/31/2005           17.014558            16.986823          1,399,447.2204
=================   ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           42.863071            47.407274          1,462,636.7260
   01/01/2005        to       12/31/2005           47.407274            48.215337          1,315,097.2795
=================   ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            8.716138             9.662589            328,427.4924
   01/01/2005        to       12/31/2005            9.662589             9.940352            312,261.9803
=================   ====      ==========           =========            =========          ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           20.202701            23.498662            726,395.0754
   01/01/2005        to       12/31/2005           23.498662            24.975286            819,096.4932
=================   ====      ==========           =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.669653            11.084222          1,304,324.8450
   01/01/2005        to       12/31/2005           11.084222            12.698204          1,644,548.8198
=================   ====      ==========           =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.911967             9.855432            509,470.6728
   01/01/2005        to       04/30/2005            9.855432             9.860283              3,411.3696
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            7.865453             8.526290          1,927,136.5714
=================   ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           11.573887            11.976661          2,930,256.0470
   01/01/2005        to       12/31/2005           11.976661            12.045993          2,864,523.5732
=================   ====      ==========           =========            =========          ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           13.997639            16.204999             27,032.2201
   01/01/2005        to       12/31/2005           16.204999            17.500594             24,012.1791
=================   ====      ==========           =========            =========          ==============

                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                               NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.998644            10.458340            233,041.5843
=================   ====      ==========           =========            =========            ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           42.619530            42.731058             63,880.1102
=================   ====      ==========           =========            =========            ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.860067             9.947469            573,196.9846
=================   ====      ==========           =========            =========            ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           10.557975            11.311583            480,706.5590
   01/01/2005        to       12/31/2005           11.311583            11.739347            526,151.6279
=================   ====      ==========           =========            =========            ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004        to       12/31/2004           10.980587            11.802287          3,113,698.1630
   01/01/2005        to       12/31/2005           11.802287            12.786459          3,101,670.2116
=================   ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.694501            11.625804            816,190.2397
=================   ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2004        to       12/31/2004           11.569352            12.057889             11,242.5239
   01/01/2005        to       04/30/2005           12.057889            11.081632                  0.0000
=================   ====      ==========           =========            =========          ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           10.517092            11.416784             97,449.0607
   01/01/2005        to       12/31/2005           11.416784            11.550635            138,420.8319
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           14.075179            16.457492              6,398.4830
=================   ====      ==========           =========            =========          ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.005550            13.217257             23,783.2320
   01/01/2005        to       12/31/2005           13.217257            13.717413             49,629.5889
=================   ====      ==========           =========            =========          ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004        to       12/31/2004           11.280104            12.224123             40,084.3715
   01/01/2005        to       12/31/2005           12.224123            12.653328             44,117.6739
=================   ====      ==========           =========            =========          ==============

                                  1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004        to       11/19/2004           14.145175            14.580471              4,353.1515
=================   ====      ==========           =========            =========              ==========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004        to       11/19/2004           14.423600            15.462288                 92.9188
=================   ====      ==========           =========            =========              ==========
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.276701            13.841605              7,706.3804
   01/01/2005        to       12/31/2005           13.841605            14.139257             14,201.5084
=================   ====      ==========           =========            =========             ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           16.064451            17.076098            685,346.9420
   01/01/2005        to       12/31/2005           17.076098            17.031269            537,149.8991
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           43.046833            47.578964            429,989.9089
   01/01/2005        to       12/31/2005           47.578964            48.341721            351,515.8593
=================   ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            8.686076             9.622877                  0.0000
   01/01/2005        to       12/31/2005            9.622877             9.889633              6,276.6601
=================   ====      ==========           =========            =========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           19.710562            22.911042             12,243.5736
   01/01/2005        to       12/31/2005           22.911042            24.326474             25,702.6111
=================   ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.711106            11.124362            522,437.5979
   01/01/2005        to       12/31/2005           11.124362            12.727210            405,795.7495
=================   ====      ==========           =========            =========            ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004            9.954439             9.891100            253,746.9493
   01/01/2005        to       04/30/2005            9.891100             9.892743                  0.0000
=================   ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            7.891325             8.548668            994,431.8974
=================   ====      ==========           =========            =========            ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           11.623443            12.019969            763,670.5952
   01/01/2005        to       12/31/2005           12.019969            12.077499            699,133.5903
=================   ====      ==========           =========            =========            ============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.319307            14.252550                 41.1182
   01/01/2005        to       12/31/2005           14.252550            15.376713                 40.9022
=================   ====      ==========           =========            =========            ============

                                  1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                               NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.998562            10.451325             22,966.7521
=================   ====      ==========           =========            =========             ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           41.704715            41.786131                858.5974
=================   ====      ==========           =========            =========             ===========
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.892445             9.973519            458,380.6783
=================   ====      ==========           =========            =========            ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           10.536806            11.281419              3,772.1408
   01/01/2005        to       12/31/2005           11.281419            11.696374             10,930.0985
=================   ====      ==========           =========            =========            ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004        to       12/31/2004           11.027666            11.845032          1,387,014.0070
   01/01/2005        to       12/31/2005           11.845032            12.819984          1,232,480.4169
=================   ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.699357            11.623927            515,598.7796
=================   ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
   05/01/2004        to       12/31/2004            4.166769             4.339839                861.7551
   01/01/2005        to       04/30/2005            4.339839             3.987166                  0.0000
=================   ====      ==========           =========            =========          ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           34.639465            34.577802              1,454.7390
   01/01/2005        to       12/31/2005           37.577802            37.980470              3,090.7193
=================   ====      ==========           =========            =========          ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           13.960650            16.312769                432.6820
=================   ====      ==========           =========            =========          ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           11.980897            13.181375              2,499.9396
   01/01/2005        to       12/31/2005           13.181375            13.666539              7,196.6007
=================   ====      ==========           =========            =========          ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004        to       12/31/2004           42.184562            45.684643                 12.2422
   01/01/2005        to       12/31/2005           45.684643            47.241564                949.0122
=================   ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  04/02/2001         to       12/31/2001           11.401035            11.149853             39,781.6782
  01/01/2002         to       12/31/2002           11.149853             8.283479             67,299.1238
  01/01/2003         to       12/31/2003            8.283479            10.537557             57,416.3486
  01/01/2004         to       12/31/2004           10.537557            11.034807             60,833.2394
  01/01/2005         to       12/31/2005           11.034807            11.796229             58,473.1054
============        ====      ==========           =========            =========             ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001         to       12/31/2001           10.460362             9.525031              3,498.6847
  01/01/2002         to       12/31/2002            9.525031             7.888596              5,038.8382
  01/01/2003         to       12/31/2003            7.888596             9.999711              4,871.2107
  01/01/2004         to       12/31/2004            9.999711            12.178466             12,406.1605
  01/01/2005         to       12/31/2005           12.178466            14.106414             28,552.8247
============        ====      ==========           =========            =========             ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001         to       12/31/2001            9.492602             8.891510             10,843.1835
  01/01/2002         to       12/31/2002            8.891510             7.111749             38,755.4190
  01/01/2003         to       12/31/2003            7.111749             9.235060            123,953.9822
  01/01/2004         to       12/31/2004            9.235060            10.750454            266,809.2952
  01/01/2005         to       12/31/2005           10.750454            11.632986            277,553.6036
============        ====      ==========           =========            =========            ============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           12.599543            12.908840              2,791.0144
  01/01/2002         to       12/31/2002           12.908840            10.334186              3,653.2009
  01/01/2003         to       12/31/2003           10.334186            13.411763              2,865.9890
  01/01/2004         to       12/31/2004           13.411763            15.282910              2,762.3076
  01/01/2005         to       12/31/2005           15.282910            16.341558              2,673.0305
============        ====      ==========           =========            =========            ============
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           17.111181            17.089569             11,502.3566
  01/01/2002         to       12/31/2002           17.089569            12.568520             16,549.2743
  01/01/2003         to       04/24/2003           12.568520            13.039455             16,617.0071
============        ====      ==========           =========            =========            ============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           11.366251            10.481506              2,917.0795
  01/01/2002         to       12/31/2002           10.481506             8.594369              3,743.3554
  01/01/2003         to       04/25/2003            8.594369             8.340065              4,134.6834
============        ====      ==========           =========            =========            ============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.042663            13.362058             59,524.4518
  01/01/2002         to       12/31/2002           13.362058            14.251499            156,931.8255
  01/01/2003         to       12/31/2003           14.251499            14.523236            305,601.0555
  01/01/2004         to       11/19/2004           14.523236            14.849583            332,603.1958
============        ====      ==========           =========            =========            ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           14.909620            15.671320             11,092.2320
  01/01/2002         to       12/31/2002           15.671320            11.416343             21,931.9612
  01/01/2003         to       12/31/2003           11.416343            14.935490             22,894.3009
  01/01/2004         to       11/19/2004           14.935490            16.023358             20,298.5026
============        ====      ==========           =========            =========            ============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003         to       12/31/2003           10.000000            11.960884             15,703.9104
  01/01/2004         to       12/31/2004           11.960884            13.830052             28,868.1443
  01/01/2005         to       12/31/2005           13.830052            14.120413             29,549.6688
============        ====      ==========           =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.958495            13.934910             41,643.4787
  01/01/2002         to       12/31/2002           13.934910            13.607857            183,438.0434
  01/01/2003         to       12/31/2003           13.607857            15.925780          1,026,911.4563
  01/01/2004         to       12/31/2004           15.925780            16.918301          1,025,538.3330
  01/01/2005         to       12/31/2005           16.918301            16.865474          1,019,329.1949
============        ====      ==========           =========            =========          ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT
  04/02/2001         to       12/31/2001            9.170160            10.575580              8,710.4378
  01/01/2002         to       12/31/2002           10.575580             7.360312             16,460.9876
  01/01/2003         to       04/25/2003            7.360312             7.464640             18,180.4768
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004         to       12/31/2004           40.976171            45.351346            147,551.7942
  01/01/2005         to       12/31/2005           45.351346            46.182080            135,425.3018
============        ====      ==========           =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001         to       12/31/2001           12.328241            12.117240             54,068.6823
  01/01/2002         to       12/31/2002           12.117240             8.299670             93,756.8991
  01/01/2003         to       12/31/2003            8.299670            10.196192             83,274.5138
  01/01/2004         to       04/30/2004           10.196192             9.995761             82,813.3027
============        ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           39.907383            41.263886             62,136.3978
  01/01/2002         to       12/31/2002           41.263886            33.183838            193,615.0006
  01/01/2003         to       12/31/2003           33.183838            42.608637            694,811.9466
  01/01/2004         to       12/31/2004           42.608637            47.138957            782,579.5836
  01/01/2005         to       12/31/2005           47.138957            47.870784            706,835.4937
============        ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002         to       12/31/2002           10.786324             8.281995             11,406.2346
  01/01/2003         to       12/31/2003            8.281995            10.154134             15,777.8622
  01/01/2004         to       04/30/2004           10.154134             9.943881             14,871.2332
============        ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001         to       12/31/2001           11.957464            12.197249             87,269.1452
  01/01/2002         to       12/31/2002           12.197249            10.564552            134,271.0777
  01/01/2003         to       12/31/2003           10.564552            12.985622            131,645.9629
  01/01/2004         to       04/30/2004           12.985622            13.177793            127,201.6626
============        ====      ==========           =========            =========            ============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            8.163640             8.793111             18,663.1300
  01/01/2002         to       12/31/2002            8.793111             6.527712             72,350.5017
  01/01/2003         to       12/31/2003            6.527712             8.700539            100,033.9731
  01/01/2004         to       12/31/2004            8.700539             9.608357            111,570.0500
  01/01/2005         to       12/31/2005            9.608357             9.869788            108,544.5194
============        ====      ==========           =========            =========            ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           15.845706            17.405673             44,733.8292
  01/01/2002         to       12/31/2002           17.405673            15.456728            180,671.9059
  01/01/2003         to       12/31/2003           15.456728            19.109721            286,168.2234
  01/01/2004         to       12/31/2004           19.109721            23.366842            330,389.8090
  01/01/2005         to       12/31/2005           23.366842            24.798069            326,477.3988
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            8.739093             8.354994              2,838.0714
  01/01/2002         to       12/31/2002            8.354994             7.237479             78,810.0767
  01/01/2003         to       12/31/2003            7.237479             9.386204            329,880.9111
  01/01/2004         to       12/31/2004            9.386204            11.021453            907,434.3050
  01/01/2005         to       12/31/2005           11.021453            12.607434          1,182,055.3583
============        ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           10.041115            10.122589             10,516.7910
  01/01/2002         to       12/31/2002           10.122589            10.050994            226,239.9556
  01/01/2003         to       12/31/2003           10.050994             9.914562            253,610.2645
  01/01/2004         to       12/31/2004            9.914562             9.799660            229,972.3926
  01/01/2005         to       04/30/2005            9.799660             9.799690              2,245.9017
============        ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005         to       12/31/2005            7.817006             8.465353          1,702,010.0549
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004         to       12/31/2004           11.519847            11.908891          2,143,706.6570
  01/01/2005         to       12/31/2005           11.908891            11.959923          1,998,118.3819
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001         to       12/31/2001            9.755873            10.114046                337.9604
  01/01/2002         to       12/31/2002           10.114046            12.034541              1,073.1001
  01/01/2003         to       12/31/2003           12.034541            14.472057                162.3384
  01/01/2004         to       04/30/2004           14.472057            14.069456                162.3384
============        ====      ==========           =========            =========          ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001           13.031953            14.218826              1,631.1210
  01/01/2002         to       12/31/2002           14.218826            11.005539              8,026.2962
  01/01/2003         to       12/31/2003           11.005539            13.866110             21,554.0914
  01/01/2004         to       12/31/2004           13.866110            16.114072             19,017.9258
  01/01/2005         to       12/31/2005           16.114072            17.376400             20,894.9824
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004         to       12/31/2004           10.924556            11.806694            115,275.7162
  01/01/2005         to       12/31/2005           11.806694            12.330450            161,329.3225
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001         to       12/31/2001           13.874050            13.265620             10,801.0508
  01/01/2002         to       12/31/2002           13.265620            10.007490             18,213.7716
  01/01/2003         to       12/31/2003           10.007490            12.477682             18,780.2883
  01/01/2004         to       04/30/2004           12.477682            12.475648             18,684.5010
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001         to       12/31/2001            7.614667             8.210931              6,367.6263
  01/01/2002         to       12/31/2002            8.210931             4.512937            148,563.8294
  01/01/2003         to       12/31/2003            4.512937             6.056532          1,269,649.0726
  01/01/2004         to       12/31/2004            6.056532             7.008410          1,223,969.1320
  01/01/2005         to       12/31/2005            7.008410             7.890626          1,286,289.4990
============        ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004        to       12/31/2004           12.031163            12.792619             44,535.0641
   01/01/2005        to       12/31/2005           12.792619            13.911464             44,077.4394
=================   ====      ==========           =========            =========             ===========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP (CLASS 2))
   04/02/2001        to       12/31/2001           11.207439            12.161685              7,983.9256
   01/01/2002        to       12/31/2002           12.161685             8.518278             13,887.0265
   01/01/2003        to       12/31/2003            8.518278            11.482618             33,200.4084
   01/01/2004        to       04/30/2004           11.482618            11.683449             42,118.1236
=================   ====      ==========           =========            =========             ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.998521            10.447819             73,067.2632
=================   ====      ==========           =========            =========             ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005           41.254696            41.321531             22,826.5561
=================   ====      ==========           =========            =========             ===========
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005        to       12/31/2005            9.799354             9.876390            447,409.0187
=================   ====      ==========           =========            =========            ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2002        to       12/31/2002           10.000000             7.795430             15,930.0537
   01/01/2003        to       12/31/2003            7.795430            10.523522             67,158.0254
   01/01/2004        to       12/31/2004           10.523522            11.266366            130,493.3911
   01/01/2005        to       12/31/2005           11.266366            11.674945            130,091.6037
=================   ====      ==========           =========            =========            ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/02/2001        to       12/31/2001           10.196255            10.124913             16,457.1567
   01/01/2002        to       12/31/2002           10.124913             8.298345            202,643.9669
   01/01/2003        to       12/31/2003            8.298345            10.655482          1,474,369.6395
   01/01/2004        to       12/31/2004           10.655482            11.735525          2,258,518.5490
   01/01/2005        to       12/31/2005           11.735525            12.695134          2,126,938.6942
=================   ====      ==========           =========            =========          ==============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   05/01/2003        to       12/31/2003           10.000000            12.589326             79,461.4440
   01/01/2004        to       12/31/2004           12.589326            14.587130             70,757.6267
   01/01/2005        to       12/31/2005           14.587130            16.847404             66,110.0315
=================   ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2005        to       12/31/2005            9.650892            11.562016            829,752.7829
=================   ====      ==========           =========            =========          ==============

                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003         to       12/31/2003           10.000000            11.700696              3,933.4771
  01/01/2004         to       12/31/2004           11.700696            12.027712              8,269.3475
  01/01/2005         to       04/30/2005           12.027712            11.048488                  0.0000
============        ====      ==========           =========            =========              ==========
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             8.263852            131,697.4090
  01/01/2003         to       12/31/2003            8.263852             9.864141            364,200.2978
  01/01/2004         to       12/31/2004            9.864141            10.770073            353,045.4927
  01/01/2005         to       12/31/2005           10.770073            11.308589            335,028.4967
============        ====      ==========           =========            =========            ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             9.098968             13,990.0756
  01/01/2003         to       12/31/2003            9.098968            10.431707             50,462.8179
  01/01/2004         to       12/31/2004           10.431707            11.371128             57,900.6652
  01/01/2005         to       12/31/2005           11.371128            11.487246             61,315.9763
============        ====      ==========           =========            =========            ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005         to       12/31/2005           13.903735            16.240884                  0.0000
============        ====      ==========           =========            =========            ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003         to       12/31/2003           10.000000            12.005481              7,504.5382
  01/01/2004         to       12/31/2004           12.005481            13.184189             11,026.5844
  01/01/2005         to       12/31/2005           13.184189            13.662644             12,226.0340
============        ====      ==========           =========            =========            ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  04/10/2001         to       12/31/2001           11.579412            11.190345              6,893.7869
  01/01/2002         to       12/31/2002           11.190345             8.903701             15,929.0580
  01/01/2003         to       12/31/2003            8.903701            11.139506             18,439.2707
  01/01/2004         to       12/31/2004           11.139506            12.155928             12,735.8640
  01/01/2005         to       12/31/2005           12.155928            12.563934              9,217.3195
============        ====      ==========           =========            =========            ============

FINANCIAL STATEMENTS


The financial statements of the Separate Account, the Company and General American Life Insurance Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

The financial statements of General American Life Insurance Company have been included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of MetLife Investors Insurance Company and
Contract Owners of MetLife Investors Variable Annuity Account One:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account One (the Separate Account) of MetLife Investors Insurance Company as of December 31, 2005, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account One of MetLife Investors Insurance Company as of December 31, 2005, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two-year period then ended, and their financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche, LLP
St. Louis, Missouri
March 31, 2006

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                      Met Investors
                                         --------------------------------------------------------------------------------------
                                         Lord Abbett     Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett     Lord Abbett
                                          Growth &        Growth &       Bond         Bond        Growth          Growth
                                           Income          Income      Debenture    Debenture   Opportunity     Opportunity
                                          Portfolio      Portfolio B   Portfolio   Portfolio B   Portfolio      Portfolio B
                                         ------------    ------------ ------------ ------------ ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors):
Met Investors Lord Abbett Growth &
 Income Portfolio                        $738,014,356    $          - $          - $          - $          -    $          -
   26,749,342 shares; cost
    $595,128,618
Met Investors Lord Abbett Growth &
 Income Portfolio B                                 -     527,660,740            -            -            -               -
   19,243,645 shares; cost
    $446,050,307
Met Investors Lord Abbett Bond
 Debenture Portfolio                                -               -  105,106,028            -            -               -
   8,559,123 shares; cost $102,145,416
Met Investors Lord Abbett Bond
 Debenture
 Portfolio B                                        -               -            -  222,174,942            -               -
   18,226,000 shares; cost
    $213,943,239
Met Investors Lord Abbett Growth
 Opportunity Portfolio                              -               -            -            -   19,441,065               -
   1,907,857 shares; cost $14,691,510
Met Investors Lord Abbett Growth
 Opportunity Portfolio B                            -               -            -            -            -      36,863,432
   3,671,657 shares; cost $30,924,230
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                                    -               -            -            -            -               -
   4,441,656 shares; cost $68,056,851
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                                  -               -            -            -            -               -
   9,364,928 shares; cost $166,454,359
                                         ------------    ------------ ------------ ------------ ------------    ------------
Total Investments                         738,014,356     527,660,740  105,106,028  222,174,942   19,441,065      36,863,432
Cash and Accounts Receivable                        -               -            -            -            -               -
Due from Metlife Investors Insurance
 Company                                            -               -            -            -            -               -
                                         ------------    ------------ ------------ ------------ ------------    ------------
Total Assets                              738,014,356     527,660,740  105,106,028  222,174,942   19,441,065      36,863,432
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            3               1            1            -            -               -
                                         ------------    ------------ ------------ ------------ ------------    ------------
NET ASSETS                               $738,014,353    $527,660,739 $105,106,027 $222,174,942 $ 19,441,065    $ 36,863,432
                                         ============    ============ ============ ============ ============    ============
Outstanding Units                          15,240,917      10,793,356    6,067,668   12,934,722    1,907,086       3,632,929
Unit Fair Values                         $      14.23    $      47.00 $      12.90 $      12.42 $      10.19    $       9.82
                                                   to              to           to           to           to              to
                                         $      53.80    $      52.55 $      17.40 $      18.12 $      10.45    $      10.38

                                         ------------------
                                                       Lord Abbett
                                          Lord Abbett    Mid-Cap
                                         Mid-Cap Value    Value
                                           Portfolio   Portfolio B
                                         ------------- ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors):
Met Investors Lord Abbett Growth &
 Income Portfolio                        $          -  $          -
   26,749,342 shares; cost
    $595,128,618
Met Investors Lord Abbett Growth &
 Income Portfolio B                                 -             -
   19,243,645 shares; cost
    $446,050,307
Met Investors Lord Abbett Bond
 Debenture Portfolio                                -             -
   8,559,123 shares; cost $102,145,416
Met Investors Lord Abbett Bond
 Debenture
 Portfolio B                                        -             -
   18,226,000 shares; cost
    $213,943,239
Met Investors Lord Abbett Growth
 Opportunity Portfolio                              -             -
   1,907,857 shares; cost $14,691,510
Met Investors Lord Abbett Growth
 Opportunity Portfolio B                            -             -
   3,671,657 shares; cost $30,924,230
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                           99,804,002             -
   4,441,656 shares; cost $68,056,851
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                                  -   208,650,589
   9,364,928 shares; cost $166,454,359
                                         ------------  ------------
Total Investments                          99,804,002   208,650,589
Cash and Accounts Receivable                        -             -
Due from Metlife Investors Insurance
 Company                                            -             -
                                         ------------  ------------
Total Assets                               99,804,002   208,650,589
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            2             4
                                         ------------  ------------
NET ASSETS                               $ 99,804,000  $208,650,585
                                         ============  ============
Outstanding Units                           3,911,394     8,223,125
Unit Fair Values                         $      24.65  $      24.02
                                                   to            to
                                         $      25.56  $      26.45

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                          Met Investors
                                            -------------------------------------------------------------------------------------
                                            Lord Abbett  Met/Putnam    Met/Putnam   Oppenheimer    Oppenheimer         PIMCO
                                             America's     Capital       Capital      Capital        Capital         Inflation
                                               Value    Opportunities Opportunities Appreciation   Appreciation    Protected Bond
                                            Portfolio B   Portfolio    Portfolio B   Portfolio     Portfolio B      Portfolio B
                                            ----------- ------------- ------------- ------------   ------------    --------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Lord Abbett America's Value
 Portfolio B                                $65,779,909  $         -   $        -   $         -    $          -     $         -
   4,678,514 shares; cost $60,713,227
Met Investors Met/Putnam Capital
 Opportunities Portfolio                              -   34,498,573            -             -               -               -
   2,224,279 shares; cost $27,478,263
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                            -            -    4,739,027             -               -               -
   308,530 shares; cost $3,665,849
Met Investors Oppenheimer Capital
 Appreciation Portfolio                               -            -            -    33,901,884               -               -
   3,901,252 shares; cost $31,347,058
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                             -            -            -             -     110,580,335               -
   12,828,345 shares; cost $105,589,009
Met Investors PIMCO Inflation Protected
 Bond Portfolio B                                     -            -            -             -               -      72,384,450
   6,727,179 shares; cost $71,536,477
Met Investors Janus Aggressive Growth
 Portfolio                                            -            -            -             -               -               -
   2,948,279 shares; cost $20,405,148
Met Investors Janus Aggressive Growth
 Portfolio B                                          -            -            -             -               -               -
   12,652,136 shares; cost $87,034,508
                                            -----------  -----------   ----------   -----------    ------------     -----------
Total Investments                           $65,779,909   34,498,573    4,739,027    33,901,884     110,580,335      72,384,450
Cash and Accounts Receivable                          -            -            -             -               -               -
Due from Metlife Investors Insurance
 Company                                              -            1            1             -               -               -
                                            -----------  -----------   ----------   -----------    ------------     -----------
Total Assets                                 65,779,909   34,498,574    4,739,028    33,901,884     110,580,335      72,384,450
LIABILITIES:
Due to MetLife Investors Insurance Company            2            -            -             -               -               2
                                            -----------  -----------   ----------   -----------    ------------     -----------
NET ASSETS                                  $65,779,907  $34,498,574   $4,739,028   $33,901,884    $110,580,335     $72,384,448
                                            ===========  ===========   ==========   ===========    ============     ===========
Outstanding Units                             4,568,630    1,939,146      272,999     3,198,574      12,966,915       6,511,274
Unit Fair Values                            $     14.08  $      8.42   $    15.16   $     10.60    $       8.31     $     10.93
                                                     to           to           to                            to              to
                                            $     14.52  $     17.91   $    18.17                  $       8.91     $     11.25

                                            --------------------
                                              Janus           Janus
                                            Aggressive     Aggressive
                                              Growth         Growth
                                            Portfolio      Portfolio B
                                            -----------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Lord Abbett America's Value
 Portfolio B                                $         -    $          -
   4,678,514 shares; cost $60,713,227
Met Investors Met/Putnam Capital
 Opportunities Portfolio                              -               -
   2,224,279 shares; cost $27,478,263
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                            -               -
   308,530 shares; cost $3,665,849
Met Investors Oppenheimer Capital
 Appreciation Portfolio                               -               -
   3,901,252 shares; cost $31,347,058
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                             -               -
   12,828,345 shares; cost $105,589,009
Met Investors PIMCO Inflation Protected
 Bond Portfolio B                                     -               -
   6,727,179 shares; cost $71,536,477
Met Investors Janus Aggressive Growth
 Portfolio                                   25,650,031               -
   2,948,279 shares; cost $20,405,148
Met Investors Janus Aggressive Growth
 Portfolio B                                          -     108,808,369
   12,652,136 shares; cost $87,034,508
                                            -----------    ------------
Total Investments                            25,650,031     108,808,369
Cash and Accounts Receivable                          -               -
Due from Metlife Investors Insurance
 Company                                              -               -
                                            -----------    ------------
Total Assets                                 25,650,031     108,808,369
LIABILITIES:
Due to MetLife Investors Insurance Company            2               -
                                            -----------    ------------
NET ASSETS                                  $25,650,029    $108,808,369
                                            ===========    ============
Outstanding Units                             2,310,326      13,647,899
Unit Fair Values                            $     11.10    $       7.74
                                                                     to
                                                           $       8.06

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     Met Investors
                                     --------------------------------------------------------------------------------------
                                                        PIMCO         RCM         T. Rowe Price T. Rowe Price
                                         PIMCO       Total Return   Global           Mid-Cap       Mid-Cap    MFS Research
                                      Total Return       Bond     Technology         Growth        Growth     International
                                     Bond Portfolio  Portfolio B  Portfolio B       Portfolio    Portfolio B    Portfolio
                                     --------------  ------------ ------------    ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors PIMCO Total Return
 Bond Portfolio                       $ 56,832,620   $          - $          -    $          -  $          -  $          -
   4,899,364 shares; cost
    $55,493,765
Met Investors PIMCO Total Return
 Bond Portfolio B                                -    282,307,483            -               -             -             -
   24,548,477 shares; cost
    $280,246,182
Met Investors RCM Global Technology
 Portfolio B                                     -              -   11,888,284               -             -             -
   2,354,115 shares; cost
    $10,088,949
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                                -              -            -      22,392,582             -             -
   2,637,524 shares; cost
    $17,333,679
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio B                              -              -            -               -    99,231,755             -
   11,841,498 shares; cost
    $75,989,882
Met Investors MFS Research
 International Portfolio                         -              -            -               -             -    71,859,300
   5,527,638 shares; cost
    $51,034,833
Met Investors MFS Research
 International Portfolio B                       -              -            -               -             -             -
   11,375,068 shares; cost
    $119,661,747
Met Investors AIM Small-Cap Growth
 Portfolio                                       -              -            -               -             -             -
   416,200 shares; cost $5,008,235
                                      ------------   ------------ ------------    ------------  ------------  ------------
Total Investments                       56,832,620    282,307,483   11,888,284      22,392,582    99,231,755    71,859,300
Cash and Accounts Receivable                     -              -            -               -             -             -
Due from Metlife Investors Insurance
 Company                                         1              1            -               -             -             -
                                      ------------   ------------ ------------    ------------  ------------  ------------
Total Assets                            56,832,621    282,307,484   11,888,284      22,392,582    99,231,755    71,859,300
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -              -            2               -             2             1
                                      ------------   ------------ ------------    ------------  ------------  ------------
NET ASSETS                            $ 56,832,621   $282,307,484 $ 11,888,282    $ 22,392,582  $ 99,231,753  $ 71,859,299
                                      ============   ============ ============    ============  ============  ============
Outstanding Units                        4,604,418     23,284,234    2,539,048       2,760,060    12,443,446     3,983,017
Unit Fair Values                      $      12.34   $      11.74 $       4.58    $       7.99  $       7.75  $      12.72
                                                to             to           to              to            to            to
                                      $      12.68   $      12.59 $       4.76    $       8.15  $       8.30  $      18.32

                                     -----------------------
                                          MFS            AIM
                                       Research       Small-Cap
                                     International     Growth
                                      Portfolio B     Portfolio
                                     -------------   ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors PIMCO Total Return
 Bond Portfolio                      $          -    $          -
   4,899,364 shares; cost
    $55,493,765
Met Investors PIMCO Total Return
 Bond Portfolio B                               -               -
   24,548,477 shares; cost
    $280,246,182
Met Investors RCM Global Technology
 Portfolio B                                    -               -
   2,354,115 shares; cost
    $10,088,949
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                               -               -
   2,637,524 shares; cost
    $17,333,679
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio B                             -               -
   11,841,498 shares; cost
    $75,989,882
Met Investors MFS Research
 International Portfolio                        -               -
   5,527,638 shares; cost
    $51,034,833
Met Investors MFS Research
 International Portfolio B            147,193,385               -
   11,375,068 shares; cost
    $119,661,747
Met Investors AIM Small-Cap Growth
 Portfolio                                      -       5,685,295
   416,200 shares; cost $5,008,235
                                     ------------    ------------
Total Investments                     147,193,385       5,685,295
Cash and Accounts Receivable                    -               -
Due from Metlife Investors Insurance
 Company                                        -               -
                                     ------------    ------------
Total Assets                          147,193,385       5,685,295
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        2               -
                                     ------------    ------------
NET ASSETS                           $147,193,383    $  5,685,295
                                     ============    ============
Outstanding Units                      11,524,006         762,909
Unit Fair Values                     $      12.37    $       7.45
                                               to
                                     $      13.26

See Accompanying Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     Met Investors
                                      ---------------------------------------------------------------------------------
                                          AIM                      Harris                     Third Avenue  Neuberger
                                       Small-Cap     Lazard        Oakmark     Third Avenue    Small-Cap     Berman
                                        Growth       Mid-Cap    International    Small-Cap       Value     Real Estate
                                      Portfolio B  Portfolio B   Portfolio B  Value Portfolio Portfolio B   Portfolio
                                      ------------ ------------ ------------- --------------- ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors AIM Small-Cap Growth
 Portfolio B                          $ 87,492,565 $          - $          -   $          -   $          - $          -
   6,476,134 shares; cost
    $76,168,895
Met Investors Lazard Mid-Cap
 Portfolio B                                     -   31,807,255            -              -              -            -
   2,343,939 shares; cost
    $28,864,397
Met Investors Harris Oakmark
 International Portfolio B                       -            -   97,858,345              -              -            -
   6,074,385 shares; cost
    $78,464,960
Met Investors Third Avenue Small-Cap
 Value Portfolio                                 -            -            -      3,761,880              -            -
   226,483 shares; cost $3,140,686
Met Investors Third Avenue Small-Cap
 Value Portfolio B                               -            -            -              -     92,220,120            -
   5,572,213 shares; cost
    $68,888,893
Met Investors Neuberger Berman Real
 Estate Portfolio                                -            -            -              -              -   12,076,071
   853,433 shares; cost $10,461,077
Met Investors Neuberger Berman Real
 Estate Portfolio B                              -            -            -              -              -            -
   4,348,555 shares; cost
    $52,468,126
Met Investors Turner Mid-Cap Growth
 Portfolio B                                     -            -            -              -              -            -
   1,034,190 shares; cost
    $10,342,638
                                      ------------ ------------ ------------   ------------   ------------ ------------
Total Investments                       87,492,565   31,807,255   97,858,345      3,761,880     92,220,120   12,076,071
Cash and Accounts Receivable                     -            -            -              -              -            -
Due from Metlife Investors Insurance
 Company                                         -            -            -              1              -            -
                                      ------------ ------------ ------------   ------------   ------------ ------------
Total Assets                            87,492,565   31,807,255   97,858,345      3,761,881     92,220,120   12,076,071
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -            1            3              -              1            -
                                      ------------ ------------ ------------   ------------   ------------ ------------
NET ASSETS                            $ 87,492,565 $ 31,807,254 $ 97,858,342   $  3,761,881   $ 92,220,119 $ 12,076,071
                                      ============ ============ ============   ============   ============ ============
Outstanding Units                        6,787,906    2,227,684    6,295,353        208,309      5,711,948      577,966
Unit Fair Values                      $      12.54 $      13.95 $      15.18   $      16.13   $      15.81 $      20.89
                                                to           to           to             to             to
                                      $      13.04 $      14.50 $      15.78   $      18.08   $      16.35

                                      --------------------------
                                       Neuberger     Turner
                                        Berman       Mid-Cap
                                      Real Estate    Growth
                                      Portfolio B  Portfolio B
                                      ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors AIM Small-Cap Growth
 Portfolio B                          $          - $          -
   6,476,134 shares; cost
    $76,168,895
Met Investors Lazard Mid-Cap
 Portfolio B                                     -            -
   2,343,939 shares; cost
    $28,864,397
Met Investors Harris Oakmark
 International Portfolio B                       -            -
   6,074,385 shares; cost
    $78,464,960
Met Investors Third Avenue Small-Cap
 Value Portfolio                                 -            -
   226,483 shares; cost $3,140,686
Met Investors Third Avenue Small-Cap
 Value Portfolio B                               -            -
   5,572,213 shares; cost
    $68,888,893
Met Investors Neuberger Berman Real
 Estate Portfolio                                -            -
   853,433 shares; cost $10,461,077
Met Investors Neuberger Berman Real
 Estate Portfolio B                     61,358,106            -
   4,348,555 shares; cost
    $52,468,126
Met Investors Turner Mid-Cap Growth
 Portfolio B                                     -   12,503,352
   1,034,190 shares; cost
    $10,342,638
                                      ------------ ------------
Total Investments                       61,358,106   12,503,352
Cash and Accounts Receivable                     -            -
Due from Metlife Investors Insurance
 Company                                         -            -
                                      ------------ ------------
Total Assets                            61,358,106   12,503,352
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -            1
                                      ------------ ------------
NET ASSETS                            $ 61,358,106 $ 12,503,351
                                      ============ ============
Outstanding Units                        4,290,480    1,029,884
Unit Fair Values                      $      14.11 $      12.01
                                                to           to
                                      $      14.43 $      12.32

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                      Met Investors
                                         -----------------------------------------------------------------------------------
                                         Goldman Sachs    Defensive        Moderate     Balanced      Growth     Aggressive
                                            Mid-Cap       Strategy         Strategy     Strategy     Strategy     Strategy
                                             Value         Fund of         Fund of      Fund of      Fund of      Fund of
                                          Portfolio B      Fund B           Fund B       Fund B       Fund B       Fund B
                                         -------------   ------------    ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                       $ 28,841,121    $          -    $          - $          - $          - $          -
   2,298,097 shares; cost $26,705,423
Met Investors Defensive Strategy Fund of
 Fund B                                             -      65,586,284               -            -            -            -
   6,373,788 shares; cost $63,436,841
Met Investors Moderate Strategy Fund of
 Fund B                                             -               -     227,166,092            -            -            -
   21,491,589 shares; cost
    $217,820,576
Met Investors Balanced Strategy Fund of
 Fund B                                             -               -               -  648,361,280            -            -
   59,373,744 shares; cost
    $610,834,867
Met Investors Growth Strategy Fund of
 Fund B                                             -               -               -            -  669,542,342            -
   58,731,784 shares; cost
    $618,880,720
Met Investors Aggressive Strategy Fund
 of Fund B                                          -               -               -            -            -  140,266,321
   12,009,103 shares; cost
    $127,598,219
Met Investors VanKampen ComStock
 Portfolio B                                        -               -               -            -            -            -
   3,632,412 shares; cost $37,055,392
Met Investors Cyclical Growth ETF Class
 B                                                  -               -               -            -            -            -
   822,786 shares; cost $8,229,494
                                         ------------    ------------    ------------ ------------ ------------ ------------
Total Investments                          28,841,121      65,586,284     227,166,092  648,361,280  669,542,342  140,266,321
Cash and Accounts Receivable                        -               -               -            -            -            -
Due from Metlife Investors Insurance
 Company                                            -               -               -            2            1            1
                                         ------------    ------------    ------------ ------------ ------------ ------------
Total Assets                               28,841,121      65,586,284     227,166,092  648,361,282  669,542,343  140,266,322
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            -               2               1            -            -            -
                                         ------------    ------------    ------------ ------------ ------------ ------------
NET ASSETS                               $ 28,841,121    $ 65,586,282    $227,166,091 $648,361,282 $669,542,343 $140,266,322
                                         ============    ============    ============ ============ ============ ============
Outstanding Units                           2,181,767       6,322,085      21,366,533   59,266,853   58,883,485   12,099,254
Unit Fair Values                         $      13.08    $      10.30    $      10.56 $      10.86 $      11.29 $      11.51
                                                   to              to              to           to           to           to
                                         $      13.41    $      10.43    $      10.69 $      10.99 $      11.43 $      11.65

                                         ---------------------
                                                        Cyclical
                                          VanKampen      Growth
                                          ComStock        ETF
                                         Portfolio B    Class B
                                         ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                       $          - $          -
   2,298,097 shares; cost $26,705,423
Met Investors Defensive Strategy Fund of
 Fund B                                             -            -
   6,373,788 shares; cost $63,436,841
Met Investors Moderate Strategy Fund of
 Fund B                                             -            -
   21,491,589 shares; cost
    $217,820,576
Met Investors Balanced Strategy Fund of
 Fund B                                             -            -
   59,373,744 shares; cost
    $610,834,867
Met Investors Growth Strategy Fund of
 Fund B                                             -            -
   58,731,784 shares; cost
    $618,880,720
Met Investors Aggressive Strategy Fund
 of Fund B                                          -            -
   12,009,103 shares; cost
    $127,598,219
Met Investors VanKampen ComStock
 Portfolio B                               37,740,756            -
   3,632,412 shares; cost $37,055,392
Met Investors Cyclical Growth ETF Class
 B                                                  -    8,343,251
   822,786 shares; cost $8,229,494
                                         ------------ ------------
Total Investments                          37,740,756    8,343,251
Cash and Accounts Receivable                        -            -
Due from Metlife Investors Insurance
 Company                                            -            -
                                         ------------ ------------
Total Assets                               37,740,756    8,343,251
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            2            -
                                         ------------ ------------
NET ASSETS                               $ 37,740,754 $  8,343,251
                                         ============ ============
Outstanding Units                           3,599,394      820,546
Unit Fair Values                         $      10.41 $      10.16
                                                   to           to
                                         $      10.52 $      10.17

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                        Met Investors                                        Russell
                                  -------------------------    ----------------------------------------------------------
                                    Cyclical       Legg Mason
                                   Growth and        Value     Multi-Style      Aggressive
                                   Income ETF        Equity      Equity           Equity                      Core Bond
                                    Class B         Class B       Fund             Fund        Non-U.S. Fund    Fund
                                  ------------    ------------ ------------    ------------    ------------- ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
  Investors), continued:
Met Investors Cyclical Growth
  and Income ETF Class B          $  4,104,209    $          - $          -    $          -    $          -  $          -
   405,949 shares; cost
    $4,111,923
Met Investors Legg Mason Value
  Equity Class B                             -         335,617            -               -               -             -
   31,513 shares; cost $338,365
Russell Variable Insurance Funds,
  Inc. (Russell):
Russell Multi-Style Equity Fund              -               -   29,537,015               -               -             -
   2,209,201 shares; cost
    $31,661,367
Russell Aggressive Equity Fund               -               -            -       6,719,213               -             -
   466,612 shares; cost
    $5,881,375
Russell Non-U.S. Fund                        -               -            -               -      12,830,071             -
   1,011,835 shares; cost
    $11,073,836
Russell Core Bond Fund                       -               -            -               -               -    19,370,351
   1,893,485 shares; cost
    $19,427,350
Russell Real Estate Securities
  Fund                                       -               -            -               -               -             -
   186,611 shares; cost
    $2,344,039
AIM Variable Insurance Funds,
  Inc. (AIM):
AIM Capital Appreciation Fund                -               -            -               -               -             -
   988,043 shares; cost
    $29,673,264
                                  ------------    ------------ ------------    ------------    ------------  ------------
Total Investments                    4,104,209         335,617   29,537,015       6,719,213      12,830,071    19,370,351
Cash and Accounts Receivable                 -               -            -               -               -             -
Due from Metlife Investors
  Insurance Company                          -               -            -               2               2             -
                                  ------------    ------------ ------------    ------------    ------------  ------------
Total Assets                         4,104,209         335,617   29,537,015       6,719,215      12,830,073    19,370,351
LIABILITIES:
Due to MetLife Investors
  Insurance Company                          1               -            1               -               -             -
                                  ------------    ------------ ------------    ------------    ------------  ------------
NET ASSETS                        $  4,104,208    $    335,617 $ 29,537,014    $  6,719,215    $ 12,830,073  $ 19,370,351
                                  ============    ============ ============    ============    ============  ============
Outstanding Units                      405,183          31,606    2,495,854         502,797         901,452     1,392,616
Unit Fair Values                  $      10.12    $      10.61 $      11.83    $      13.36    $      14.23  $      13.91
                                            to              to
                                  $      10.13    $      10.63

                                                      AIM
                                  ----------      ------------

                                                    Capital
                                    Real Estate   Appreciation
                                  Securities Fund     Fund
                                  --------------- ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
  Investors), continued:
Met Investors Cyclical Growth
  and Income ETF Class B           $          -   $          -
   405,949 shares; cost
    $4,111,923
Met Investors Legg Mason Value
  Equity Class B                              -              -
   31,513 shares; cost $338,365
Russell Variable Insurance Funds,
  Inc. (Russell):
Russell Multi-Style Equity Fund               -              -
   2,209,201 shares; cost
    $31,661,367
Russell Aggressive Equity Fund                -              -
   466,612 shares; cost
    $5,881,375
Russell Non-U.S. Fund                         -              -
   1,011,835 shares; cost
    $11,073,836
Russell Core Bond Fund                        -              -
   1,893,485 shares; cost
    $19,427,350
Russell Real Estate Securities
  Fund                                3,224,635              -
   186,611 shares; cost
    $2,344,039
AIM Variable Insurance Funds,
  Inc. (AIM):
AIM Capital Appreciation Fund                 -     24,384,888
   988,043 shares; cost
    $29,673,264
                                   ------------   ------------
Total Investments                     3,224,635     24,384,888
Cash and Accounts Receivable                  -              -
Due from Metlife Investors
  Insurance Company                           -              1
                                   ------------   ------------
Total Assets                          3,224,635     24,384,889
LIABILITIES:
Due to MetLife Investors
  Insurance Company                           -              -
                                   ------------   ------------
NET ASSETS                         $  3,224,635   $ 24,384,889
                                   ============   ============
Outstanding Units                       125,482      2,126,812
Unit Fair Values                   $      25.70   $       6.54
                                                            to
                                                  $      12.25

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                       AIM                               Scudder II             MFS
                                     ----------------------------------------     ------------------------- ------------
                                       Capital    International   International    Small-Cap    Government   Investors
                                     Appreciation    Growth          Growth         Growth      Securities     Trust
                                        Fund B        Fund           Fund B        Portfolio    Portfolio    Series B
                                     ------------ -------------   -------------   ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance Funds, Inc.
 (AIM), continued:
AIM Capital Appreciation Fund B      $    937,873 $          -    $          -    $          - $          - $          -
   38,390 shares; cost $742,749
AIM International Growth Fund                   -    6,666,854               -               -            -            -
   287,737 shares; cost $4,300,132
AIM International Growth Fund B                 -            -       6,694,797               -            -            -
   291,078 shares; cost $5,924,585
Scudder Variable Series II (Scudder
 II):
Scudder II Small-Cap Growth
 Portfolio                                      -            -               -       1,605,802            -            -
   119,125 shares; cost $1,930,747
Scudder II Government Securities
 Portfolio                                      -            -               -               -    1,745,553            -
   142,378 shares; cost $1,719,579
MFS Variable Insurance Trust
 (MFS):
MFS Investors Trust Series B                    -            -               -               -            -   12,739,252
   663,848 shares; cost
    $10,812,619
Metropolitan Life Series Funds, Inc.
 (MetLife):
MetLife Davis Venture Value A
 Fund                                           -            -               -               -            -            -
   159,745 shares; cost $4,352,807
MetLife Davis Venture Value E Fund              -            -               -               -            -            -
   9,837,524 shares; cost
    $245,894,445
                                     ------------ ------------    ------------    ------------ ------------ ------------
Total Investments                         937,873    6,666,854       6,694,797       1,605,802    1,745,553   12,739,252
Cash and Accounts Receivable                    -            -               -               -            -            -
Due from Metlife Investors Insurance
 Company                                        1            1               1               -            -            -
                                     ------------ ------------    ------------    ------------ ------------ ------------
Total Assets                              937,874    6,666,855       6,694,798       1,605,802    1,745,553   12,739,252
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            -               -               -            1            2
                                     ------------ ------------    ------------    ------------ ------------ ------------
NET ASSETS                           $    937,874 $  6,666,855    $  6,694,798    $  1,605,802 $  1,745,552 $ 12,739,250
                                     ============ ============    ============    ============ ============ ============
Outstanding Units                          77,227      473,274         421,253         168,675      128,534    1,147,380
Unit Fair Values                     $      11.69 $       9.19    $      13.97    $       9.35 $      13.36 $      10.96
                                               to           to              to              to           to           to
                                     $      22.78 $      14.65    $      21.15    $       9.53 $      13.61 $      11.17

                                              MetLife
                                     --------------------------
                                         Davis          Davis
                                     Venture Value     Venture
                                        Fund A       Value Fund E
                                     -------------   ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance Funds, Inc.
 (AIM), continued:
AIM Capital Appreciation Fund B      $          -    $          -
   38,390 shares; cost $742,749
AIM International Growth Fund                   -               -
   287,737 shares; cost $4,300,132
AIM International Growth Fund B                 -               -
   291,078 shares; cost $5,924,585
Scudder Variable Series II (Scudder
 II):
Scudder II Small-Cap Growth
 Portfolio                                      -               -
   119,125 shares; cost $1,930,747
Scudder II Government Securities
 Portfolio                                      -               -
   142,378 shares; cost $1,719,579
MFS Variable Insurance Trust
 (MFS):
MFS Investors Trust Series B                    -               -
   663,848 shares; cost
    $10,812,619
Metropolitan Life Series Funds, Inc.
 (MetLife):
MetLife Davis Venture Value A
 Fund                                   4,937,716               -
   159,745 shares; cost $4,352,807
MetLife Davis Venture Value E Fund              -     302,602,236
   9,837,524 shares; cost
    $245,894,445
                                     ------------    ------------
Total Investments                       4,937,716     302,602,236
Cash and Accounts Receivable                    -               -
Due from Metlife Investors Insurance
 Company                                        -               1
                                     ------------    ------------
Total Assets                            4,937,716     302,602,237
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        3               -
                                     ------------    ------------
NET ASSETS                           $  4,937,713    $302,602,237
                                     ============    ============
Outstanding Units                         144,107      22,921,528
Unit Fair Values                     $      34.26    $      12.46
                                                               to
                                                     $      36.24

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                      MetLife
                                     -----------------------------------------------------------------------------------
                                       Harris
                                       Oakmark     Jennison     Jennison             MFS           MFS          MFS
                                       Focused      Growth       Growth        Investors Trust Total Return Total Return
                                       Value B     Portfolio   Portfolio B        Series B       Series A     Series B
                                     ------------ ------------ ------------    --------------- ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Harris Oakmark Focused
 Value B                             $ 89,084,190 $          - $          -     $          -   $          - $          -
   342,184 shares; cost
    $71,958,824
MetLife Jennison Growth Portfolio               -      344,909            -                -              -            -
   27,860 shares; cost $285,437
MetLife Jennison Growth Portfolio B             -            -   85,951,812                -              -            -
   6,970,950 shares; cost
    $69,396,130
MetLife MFS Investors Trust Series
 B                                              -            -            -       39,251,039              -            -
   4,029,881 shares; cost
    $30,225,782
MetLife MFS Total Return Series A               -            -            -                -      5,027,489            -
   33,951 shares; cost $4,801,570
MetLife MFS Total Return Series B               -            -            -                -              -   60,193,846
   410,431 shares; cost
    $56,043,236
MetLife Capital Guardian U.S.
 Equity Series A                                -            -            -                -              -            -
   6,891,221 shares; cost
    $77,252,628
MetLife Capital Guardian U.S.
 Equity Series B                                -            -            -                -              -            -
   6,735,291 shares; cost
    $70,144,992
Total Investments                      89,084,190      344,909   85,951,812       39,251,039      5,027,489   60,193,846
                                     ------------ ------------ ------------     ------------   ------------ ------------
Cash and Accounts Receivable                    -            -            -                -              -            -
Due from Metlife Investors Insurance
 Company                                        2            1            1                -              1            -
                                     ------------ ------------ ------------     ------------   ------------ ------------
Total Assets                           89,084,192      344,910   85,951,813       39,251,039      5,027,490   60,193,846
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            -            -                -              -            3
                                     ------------ ------------ ------------     ------------   ------------ ------------
NET ASSETS                           $ 89,084,192 $    344,910 $ 85,951,813     $ 39,251,039   $  5,027,490 $ 60,193,843
                                     ============ ============ ============     ============   ============ ============
Outstanding Units                       5,521,791       68,816    7,741,343        3,433,883        117,288    3,173,444
Unit Fair Values                     $      15.75 $       5.01 $       4.90     $       8.69   $      42.86 $      11.49
                                               to                        to               to                          to
                                     $      16.40              $      13.61     $      11.71                $      45.78

                                     -----------------------
                                       Capital      Capital
                                      Guardian     Guardian
                                     U.S. Equity  U.S. Equity
                                      Series A     Series B
                                     ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Harris Oakmark Focused
 Value B                             $          - $          -
   342,184 shares; cost
    $71,958,824
MetLife Jennison Growth Portfolio               -            -
   27,860 shares; cost $285,437
MetLife Jennison Growth Portfolio B             -            -
   6,970,950 shares; cost
    $69,396,130
MetLife MFS Investors Trust Series
 B                                              -            -
   4,029,881 shares; cost
    $30,225,782
MetLife MFS Total Return Series A               -            -
   33,951 shares; cost $4,801,570
MetLife MFS Total Return Series B               -            -
   410,431 shares; cost
    $56,043,236
MetLife Capital Guardian U.S.
 Equity Series A                       84,968,757            -
   6,891,221 shares; cost
    $77,252,628
MetLife Capital Guardian U.S.
 Equity Series B                                -   82,642,019
   6,735,291 shares; cost
    $70,144,992
Total Investments                      84,968,757   82,642,019
                                     ------------ ------------
Cash and Accounts Receivable                    -            -
Due from Metlife Investors Insurance
 Company                                        1            -
                                     ------------ ------------
Total Assets                           84,968,758   82,642,019
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            1
                                     ------------ ------------
NET ASSETS                           $ 84,968,758 $ 82,642,018
                                     ============ ============
Outstanding Units                       7,110,112    6,924,578
Unit Fair Values                     $      11.95 $      11.63
                                               to           to
                                     $      12.19 $      12.13

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                             MetLife
                                         -------------------------------------------------------------------------------------
                                            Putnam        Putnam
                                         International International  BlackRock    BlackRock                        Stock
                                             Stock         Stock     Money Market Money Market      Stock      Index Portfolio
                                           Portfolio    Portfolio B   Portfolio   Portfolio B  Index Portfolio        B
                                         ------------- ------------- ------------ ------------ --------------- ---------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Putnam International Stock
 Class A                                 $    405,230  $          -  $          - $          -  $          -    $          -
   30,062 shares; cost $314,031
MetLife Putnam International Stock Class
 B                                                  -    13,536,013             -            -             -               -
   1,016,217 shares; cost $9,425,155
MetLife BlackRock Money Market
 Portfolio                                          -             -    14,640,877            -             -               -
   146,409 shares; cost $14,640,877
MetLife BlackRock Money Market
 Portfolio B                                        -             -             -   43,126,766             -               -
   431,268 shares; cost $43,126,766
MetLife Stock Index Portfolio                       -             -             -            -       644,883               -
   19,424 shares; cost $591,433
MetLife Stock Index Portfolio B                     -             -             -            -             -      35,688,244
   1,101,149 shares; cost $30,837,284
MetLife BlackRock Bond Income
 Class A                                            -             -             -            -             -               -
   88,216 shares; cost $9,649,882
MetLife BlackRock Bond Income Class B               -             -             -            -             -               -
   202,813 shares; cost $22,360,349
                                         ------------  ------------  ------------ ------------  ------------    ------------
Total Investments                             405,230    13,536,013    14,640,877   43,126,766       644,883      35,688,244
Cash and Accounts Receivable                        -             -             -            -             -               -
Due from Metlife Investors Insurance
 Company                                            -             1            13           21             1               -
                                         ------------  ------------  ------------ ------------  ------------    ------------
Total Assets                                  405,230    13,536,014    14,640,890   43,126,787       644,884      35,688,244
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            1             -             -            -             -               1
                                         ------------  ------------  ------------ ------------  ------------    ------------
NET ASSETS                               $    405,229  $ 13,536,014  $ 14,640,890 $ 43,126,787  $    644,884    $ 35,688,243
                                         ============  ============  ============ ============  ============    ============
Outstanding Units                              39,486       797,911     1,455,575    4,335,281        73,926       3,085,841
Unit Fair Values                         $      10.26  $      14.55  $      10.06 $       9.70  $       8.72    $      11.29
                                                                 to            to           to                            to
                                                       $      17.28  $      10.21 $      10.39                  $      11.73

                                         --------------------------
                                          BlackRock    BlackRock
                                            Bond         Bond
                                           Income       Income
                                           Class A      Class B
                                         ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Putnam International Stock
 Class A                                 $          - $          -
   30,062 shares; cost $314,031
MetLife Putnam International Stock Class
 B                                                  -            -
   1,016,217 shares; cost $9,425,155
MetLife BlackRock Money Market
 Portfolio                                          -            -
   146,409 shares; cost $14,640,877
MetLife BlackRock Money Market
 Portfolio B                                        -            -
   431,268 shares; cost $43,126,766
MetLife Stock Index Portfolio                       -            -
   19,424 shares; cost $591,433
MetLife Stock Index Portfolio B                     -            -
   1,101,149 shares; cost $30,837,284
MetLife BlackRock Bond Income
 Class A                                    9,746,980            -
   88,216 shares; cost $9,649,882
MetLife BlackRock Bond Income Class B               -   22,147,154
   202,813 shares; cost $22,360,349
                                         ------------ ------------
Total Investments                           9,746,980   22,147,154
Cash and Accounts Receivable                        -            -
Due from Metlife Investors Insurance
 Company                                            6            -
                                         ------------ ------------
Total Assets                                9,746,986   22,147,154
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            -            1
                                         ------------ ------------
NET ASSETS                               $  9,746,986 $ 22,147,153
                                         ============ ============
Outstanding Units                             204,201      496,720
Unit Fair Values                         $      47.73 $      40.41
                                                                to
                                                      $      52.26

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                              MetLife
                                           ----------------------------------------------------------------------------------
                                           BlackRock   Franklin      Salomon        Salomon         Salomon
                                           Strategic   Templeton     Brothers       Brothers       Brothers     T. Rowe Price
                                             Value     Small-Cap  Strategic Bond Strategic Bond U.S. Government   Small-Cap
                                            Class B   Portfolio B    Class A        Class B         Class B        Class A
                                           ---------- ----------- -------------- -------------- --------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife BlackRock Strategic Value Class B  $4,106,360 $         -   $        -     $        -     $        -     $        -
   223,658 shares; cost $3,869,021
MetLife Franklin Templeton Small Cap
 Portfolio B                                        -  18,385,353            -              -              -              -
   1,781,526 shares; cost $17,408,449
MetLife Salomon Brothers Strategic Bond
 Class A                                            -           -    1,392,159              -              -              -
   109,446 shares; cost $1,363,291
MetLife Salomon Brothers Strategic Bond
 Class B                                            -           -            -      5,175,927              -              -
   408,841 shares; cost $5,012,209
MetLife Salomon Brothers U.S. Government
 Class B                                            -           -            -              -         68,023              -
   5,594 shares; cost $67,843
MetLife T. Rowe Price Small-Cap Class A             -           -            -              -              -      4,929,824
   325,831 shares; cost $4,194,128
MetLife T. Rowe Price Small-Cap Class B             -           -            -              -              -              -
   496,875 shares; cost $6,195,253
MetLife T. Rowe Price Large-Cap Class A             -           -            -              -              -              -
   1,109,488 shares; cost $12,930,822
                                           ---------- -----------   ----------     ----------     ----------     ----------
Total Investments                           4,106,360  18,385,353    1,392,159      5,175,927         68,023      4,929,824
Cash and Accounts Receivable                        -           -            -              -              -              -
Due from Metlife Investors Insurance
 Company                                            -           -            -              -              -              -
                                           ---------- -----------   ----------     ----------     ----------     ----------
Total Assets                                4,106,360  18,385,353    1,392,159      5,175,927         68,023      4,929,824
LIABILITIES:
Due to MetLife Investors Insurance Company          3           1            -              -              2              2
                                           ---------- -----------   ----------     ----------     ----------     ----------
NET ASSETS                                 $4,106,357 $18,385,352   $1,392,159     $5,175,927     $   68,021     $4,929,822
                                           ========== ===========   ==========     ==========     ==========     ==========
Outstanding Units                             222,081   1,835,415       67,853        261,373          4,435        336,416
Unit Fair Values                           $    18.07 $      9.81   $    20.52     $    18.92     $    14.20     $    14.64
                                                   to          to                          to             to             to
                                           $    19.25 $     10.09                  $    21.51     $    16.79     $    15.37

                                           ----------------------------

                                           T. Rowe Price T. Rowe Price
                                             Small-Cap     Large-Cap
                                              Class B       Class A
                                           ------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife BlackRock Strategic Value Class B   $        -    $         -
   223,658 shares; cost $3,869,021
MetLife Franklin Templeton Small Cap
 Portfolio B                                         -              -
   1,781,526 shares; cost $17,408,449
MetLife Salomon Brothers Strategic Bond
 Class A                                             -              -
   109,446 shares; cost $1,363,291
MetLife Salomon Brothers Strategic Bond
 Class B                                             -              -
   408,841 shares; cost $5,012,209
MetLife Salomon Brothers U.S. Government
 Class B                                             -              -
   5,594 shares; cost $67,843
MetLife T. Rowe Price Small-Cap Class A              -              -
   325,831 shares; cost $4,194,128
MetLife T. Rowe Price Small-Cap Class B      7,393,501              -
   496,875 shares; cost $6,195,253
MetLife T. Rowe Price Large-Cap Class A              -     15,011,358
   1,109,488 shares; cost $12,930,822
                                            ----------    -----------
Total Investments                            7,393,501     15,011,358
Cash and Accounts Receivable                         -              -
Due from Metlife Investors Insurance
 Company                                             -              8
                                            ----------    -----------
Total Assets                                 7,393,501     15,011,366
LIABILITIES:
Due to MetLife Investors Insurance Company           1              -
                                            ----------    -----------
NET ASSETS                                  $7,393,500    $15,011,366
                                            ==========    ===========
Outstanding Units                              515,246      1,166,587
Unit Fair Values                            $    13.79    $     12.86
                                                    to             to
                                            $    15.26    $     13.38

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                  MetLife                                         Putnam
                                        ---------------------------- ---------------------------------------------------
                                        T. Rowe Price  Oppenheimer     Growth &     Growth &
                                          Large-Cap       Global        Income       Income       Vista        Vista
                                           Class B    Equity Class B     Fund        Fund B       Fund         Fund B
                                        ------------- -------------- ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife T. Rowe Price Large-Cap Class
 B                                      $ 44,152,475   $          -  $          - $          - $          - $          -
   3,277,838 shares; cost $39,030,842
MetLife Oppenheimer Global Equity
 Class B                                           -      5,298,649             -            -            -            -
   351,836 shares; cost $5,003,203
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                        -              -    16,964,124            -            -            -
   639,914 shares; cost $16,226,043
Putnam Growth & Income Fund B                      -              -             -    5,043,632            -            -
   191,409 shares; cost $4,495,034
Putnam Vista Fund                                  -              -             -            -    5,503,016            -
   388,906 shares; cost $6,376,648
Putnam Vista Fund B                                -              -             -            -            -      662,366
   47,515 shares; cost $511,311
Putnam Equity Income Fund B                        -              -             -            -            -            -
   1,764,452 shares; cost $22,600,127
Franklin Templeton Variable Insurance
 Products Trust (Templeton):
Templeton Growth Securities Fund                   -              -             -            -            -            -
   173,058 shares; cost $2,138,255
                                        ------------   ------------  ------------ ------------ ------------ ------------
Total Investments                         44,152,475      5,298,649    16,964,124    5,043,632    5,503,016      662,366
Cash and Accounts Receivable                       -              -             -            -            -            -
Due from Metlife Investors Insurance
 Company                                           -              1             -            -            1            -
                                        ------------   ------------  ------------ ------------ ------------ ------------
Total Assets                              44,152,475      5,298,650    16,964,124    5,043,632    5,503,017      662,366
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           3              -             -            4            -            1
                                        ------------   ------------  ------------ ------------ ------------ ------------
NET ASSETS                              $ 44,152,472   $  5,298,650  $ 16,964,124 $  5,043,628 $  5,503,017 $    662,365
                                        ============   ============  ============ ============ ============ ============
Outstanding Units                          3,489,031        305,962     1,309,215      289,090      424,017       51,434
Unit Fair Values                        $      12.24   $      16.10  $      12.96 $      12.56 $      12.98 $      12.59
                                                  to             to                         to                        to
                                        $      13.29   $      17.82               $      56.51              $      15.65

                                                      Templeton
                                        -------------------------
                                           Equity       Growth
                                           Income     Securities
                                           Fund B        Fund
                                        ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife T. Rowe Price Large-Cap Class
 B                                      $          - $          -
   3,277,838 shares; cost $39,030,842
MetLife Oppenheimer Global Equity
 Class B                                           -            -
   351,836 shares; cost $5,003,203
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                        -            -
   639,914 shares; cost $16,226,043
Putnam Growth & Income Fund B                      -            -
   191,409 shares; cost $4,495,034
Putnam Vista Fund                                  -            -
   388,906 shares; cost $6,376,648
Putnam Vista Fund B                                -            -
   47,515 shares; cost $511,311
Putnam Equity Income Fund B               24,525,877            -
   1,764,452 shares; cost $22,600,127
Franklin Templeton Variable Insurance
 Products Trust (Templeton):
Templeton Growth Securities Fund                   -    2,419,358
   173,058 shares; cost $2,138,255
                                        ------------ ------------
Total Investments                         24,525,877    2,419,358
Cash and Accounts Receivable                       -            -
Due from Metlife Investors Insurance
 Company                                           -            -
                                        ------------ ------------
Total Assets                              24,525,877    2,419,358
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -            1
                                        ------------ ------------
NET ASSETS                              $ 24,525,877 $  2,419,357
                                        ============ ============
Outstanding Units                          1,760,798      144,392
Unit Fair Values                        $      13.61 $      13.54
                                                  to           to
                                        $      14.04 $      16.86

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                   Templeton                                       Fidelity
                                           --------------------------------------------------------- ----------------------
                                                                              Developing Developing
                                             Growth    Foreign     Foreign     Markets    Markets
                                           Securities Securities  Securities  Securities Securities   Growth      Growth
                                             Fund B      Fund       Fund B       Fund      Fund B    Portfolio  Portfolio B
                                           ---------- ----------- ----------- ---------- ----------- ---------- -----------
ASSETS:
Investments at Fair Value:
Franklin Templeton Variable Insurance
 Products Trust (Templeton), continued:
Templeton Growth Securities Fund B         $1,987,330 $         - $         - $        - $         - $        - $         -
   143,905 shares; cost $1,538,181
Templeton Foreign Securities Fund                   -  14,706,992           -          -           -          -           -
   928,472 shares; cost $11,441,270
Templeton Foreign Securities Fund B                 -           -  53,287,873          -           -          -           -
   3,411,515 shares; cost $42,829,748
Templeton Developing Markets Securities
 Fund                                               -           -           -  8,984,230           -          -           -
   817,491 shares; cost $5,196,674
Templeton Developing Markets Securities
 Fund B                                             -           -           -          -  43,208,077          -           -
   3,964,044 shares; cost $23,372,374
Variable Insurance Products Fund, Fund II,
 and Fund III (Fidelity):
Fidelity Growth Portfolio                           -           -           -          -           -  1,601,689           -
   47,528 shares; cost $2,009,514
Fidelity Growth Portfolio B                         -           -           -          -           -          -  72,323,388
   2,172,526 shares; cost $65,478,455
Fidelity Growth Opportunities Portfolio             -           -           -          -           -          -           -
   20,039 shares; cost $395,768
                                           ---------- ----------- ----------- ---------- ----------- ---------- -----------
Total Investments                           1,987,330  14,706,992  53,287,873  8,984,230  43,208,077  1,601,689  72,323,388
Cash and Accounts Receivable                        -           -           -          -           -          -           -
Due from Metlife Investors Insurance
 Company                                            -           -           -          1           -          1           1
                                           ---------- ----------- ----------- ---------- ----------- ---------- -----------
Total Assets                                1,987,330  14,706,992  53,287,873  8,984,231  43,208,077  1,601,690  72,323,389
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            2           1           3          -           -          -           -
                                           ---------- ----------- ----------- ---------- ----------- ---------- -----------
NET ASSETS                                 $1,987,328 $14,706,991 $53,287,870 $8,984,231 $43,208,077 $1,601,690 $72,323,389
                                           ========== =========== =========== ========== =========== ========== ===========
Outstanding Units                             118,958   1,226,736   3,967,219    554,323   2,933,752    132,056   4,785,690
Unit Fair Values                           $    16.34 $     11.44 $     11.63 $    16.21 $     10.15 $    12.13 $     11.76
                                                   to          to          to                     to                     to
                                           $    17.08 $     12.00 $     30.90            $     16.02            $     55.40

                                           --------------

                                              Growth
                                           Opportunities
                                             Portfolio
                                           -------------
ASSETS:
Investments at Fair Value:
Franklin Templeton Variable Insurance
 Products Trust (Templeton), continued:
Templeton Growth Securities Fund B          $        -
   143,905 shares; cost $1,538,181
Templeton Foreign Securities Fund                    -
   928,472 shares; cost $11,441,270
Templeton Foreign Securities Fund B                  -
   3,411,515 shares; cost $42,829,748
Templeton Developing Markets Securities
 Fund                                                -
   817,491 shares; cost $5,196,674
Templeton Developing Markets Securities
 Fund B                                              -
   3,964,044 shares; cost $23,372,374
Variable Insurance Products Fund, Fund II,
 and Fund III (Fidelity):
Fidelity Growth Portfolio                            -
   47,528 shares; cost $2,009,514
Fidelity Growth Portfolio B                          -
   2,172,526 shares; cost $65,478,455
Fidelity Growth Opportunities Portfolio        347,476
   20,039 shares; cost $395,768
                                            ----------
Total Investments                              347,476
Cash and Accounts Receivable                         -
Due from Metlife Investors Insurance
 Company                                             1
                                            ----------
Total Assets                                   347,477
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                             -
                                            ----------
NET ASSETS                                  $  347,477
                                            ==========
Outstanding Units                               37,228
Unit Fair Values                            $     9.33



See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                    Fidelity
                                                        ---------------------------------    -----------

                                                        Growth &       Equity      Equity
                                                         Income        Income      Income    High Yield
                                                        Portfolio     Portfolio  Portfolio B Portfolio
                                                        ----------    ---------- ----------- -----------
ASSETS:
Investments at Fair Value:
Variable Insurance Products Fund, Fund II, and Fund III
 (Fidelity), continued:
Fidelity Growth & Income Portfolio                      $1,293,846    $        - $        -  $         -
   87,718 shares; cost $1,254,145
Fidelity Equity Income Portfolio                                 -     1,513,539          -            -
   59,378 shares; cost $1,392,370
Fidelity Equity Income Portfolio B                               -             -  7,375,835            -
   293,041 shares; cost $6,624,016
PIMCO Variable Insurance Trust (PIMCO):
PIMCO High Yield Portfolio                                       -             -          -   11,879,809
   1,450,526 shares; cost $11,730,631
PIMCO Low Duration Portfolio                                     -             -          -            -
   1,030,722 shares; cost $10,562,618
PIMCO StocksPLUS Growth and Income Portfolio                     -             -          -            -
   140,244 shares; cost $1,309,268
PIMCO Total Return Portfolio                                     -             -          -            -
   2,776,712 shares; cost $28,028,693
                                                        ----------    ---------- ----------  -----------
Total Investments                                        1,293,846     1,513,539  7,375,835   11,879,809
Cash and Accounts Receivable                                     -             -          -            -
Due from Metlife Investors Insurance Company                     -             2          -           35
                                                        ----------    ---------- ----------  -----------
Total Assets                                             1,293,846     1,513,541  7,375,835   11,879,844
LIABILITIES:
Due to MetLife Investors Insurance Company                       -             -          1            -
                                                        ----------    ---------- ----------  -----------
NET ASSETS                                              $1,293,846    $1,513,541 $7,375,834  $11,879,844
                                                        ==========    ========== ==========  ===========
Outstanding Units                                          103,638       112,188    526,931      910,444
Unit Fair Values                                        $    12.48    $    13.49 $    13.08  $     12.71
                                                                                         to           to
                                                                                 $    55.59  $     13.31

                                                                  PIMCO
                                                        -------------------------------------
                                                                       StocksPLUS
                                                                        Growth &
                                                        Low Duration     Income   Total Return
                                                         Portfolio     Portfolio   Portfolio
                                                        ------------   ---------- ------------
ASSETS:
Investments at Fair Value:
Variable Insurance Products Fund, Fund II, and Fund III
 (Fidelity), continued:
Fidelity Growth & Income Portfolio                      $         -    $        - $         -
   87,718 shares; cost $1,254,145
Fidelity Equity Income Portfolio                                  -             -           -
   59,378 shares; cost $1,392,370
Fidelity Equity Income Portfolio B                                -             -           -
   293,041 shares; cost $6,624,016
PIMCO Variable Insurance Trust (PIMCO):
PIMCO High Yield Portfolio                                        -             -           -
   1,450,526 shares; cost $11,730,631
PIMCO Low Duration Portfolio                             10,399,988             -           -
   1,030,722 shares; cost $10,562,618
PIMCO StocksPLUS Growth and Income Portfolio                      -     1,430,485           -
   140,244 shares; cost $1,309,268
PIMCO Total Return Portfolio                                      -             -  28,433,535
   2,776,712 shares; cost $28,028,693
                                                        -----------    ---------- -----------
Total Investments                                        10,399,988     1,430,485  28,433,535
Cash and Accounts Receivable                                      -             -           -
Due from Metlife Investors Insurance Company                      9             -           -
                                                        -----------    ---------- -----------
Total Assets                                             10,399,997     1,430,485  28,433,535
LIABILITIES:
Due to MetLife Investors Insurance Company                        -             -          46
                                                        -----------    ---------- -----------
NET ASSETS                                              $10,399,997    $1,430,485 $28,433,489
                                                        ===========    ========== ===========
Outstanding Units                                           863,341       154,607   2,134,374
Unit Fair Values                                        $     11.71    $     8.97 $     13.13
                                                                 to            to          to
                                                        $     12.21    $    13.44 $     13.38

                                                                    (Concluded)

See Accompanying Notes to Financial Statements

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                          Met Investors
                                         -----------------------------------------------------------------------------------
                                           Lord Abbett     Lord Abbett     Lord Abbett       Lord Abbett       Lord Abbett
                                            Growth &        Growth &          Bond              Bond             Growth
                                             Income          Income         Debenture         Debenture        Opportunity
                                            Portfolio      Portfolio B      Portfolio        Portfolio B        Portfolio
                                         --------------  --------------  --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $   22,536,559  $   14,606,161  $    4,740,620    $    9,382,758    $    1,322,178
                                         --------------  --------------  --------------    --------------    --------------
Expenses:
  Mortality and expense charges               9,885,386       5,947,198       1,420,191         2,510,215           262,710
  Administrative fee                          1,246,700       1,256,853         172,649           511,137            31,871
                                         --------------  --------------  --------------    --------------    --------------
    Total expenses                           11,132,086       7,204,051       1,592,840         3,021,352           294,581
                                         --------------  --------------  --------------    --------------    --------------
    Net investment (loss) income             11,404,473       7,402,110       3,147,780         6,361,406         1,027,597
                                         --------------  --------------  --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                     39,085,052       6,567,140       1,720,720         3,940,805         1,808,103
  Change in unrealized appreciation
   (depreciation) of investments            (36,722,249)     (4,378,207)     (4,368,922)       (8,566,135)       (2,258,441)
                                         --------------  --------------  --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                  2,362,803       2,188,933      (2,648,202)       (4,625,330)         (450,338)
                                         --------------  --------------  --------------    --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $   13,767,276  $    9,591,043  $      499,578    $    1,736,076    $      577,259
                                         ==============  ==============  ==============    ==============    ==============

                                         ---------------------------
                                           Lord Abbett     Lord Abbett
                                             Growth          Mid-Cap
                                           Opportunity        Value
                                           Portfolio B      Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    2,522,877  $    4,131,466
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 334,154       1,303,072
  Administrative fee                             85,883         166,468
                                         --------------  --------------
    Total expenses                              420,037       1,469,540
                                         --------------  --------------
    Net investment (loss) income              2,102,840       2,661,926
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        410,205       8,068,092
  Change in unrealized appreciation
   (depreciation) of investments             (1,301,901)     (4,034,078)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                   (891,696)      4,034,014
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,211,144  $    6,695,940
                                         ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                         Met Investors
                                         --------------------------------------------------------------------------------
                                          Lord Abbett     Lord Abbett       Met/Putnam      Met/Putnam     Oppenheimer
                                            Mid-Cap        America's          Capital         Capital        Capital
                                             Value           Value         Opportunities   Opportunities   Appreciation
                                          Portfolio B     Portfolio B        Portfolio      Portfolio B     Portfolio
                                         -------------- --------------    --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    8,372,591 $      117,308    $      100,120  $        6,499  $      342,649
                                         -------------- --------------    --------------  --------------  --------------
Expenses:
  Mortality and expense charges               1,969,093        419,711           456,586          39,193         355,121
  Administrative fee                            458,903        117,109            54,935           9,726          42,615
                                         -------------- --------------    --------------  --------------  --------------
    Total expenses                            2,427,996        536,820           511,521          48,919         397,736
                                         -------------- --------------    --------------  --------------  --------------
    Net investment (loss) income              5,944,595       (419,512)         (411,401)        (42,420)        (55,087)
                                         -------------- --------------    --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        386,989         70,364         1,410,538          61,408         167,336
  Change in unrealized appreciation
   (depreciation) of investments              6,288,117      2,066,489         1,821,100         323,269       2,297,629
                                         -------------- --------------    --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  6,675,106      2,136,853         3,231,638         384,677       2,464,965
                                         -------------- --------------    --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $   12,619,701 $    1,717,341    $    2,820,237  $      342,257  $    2,409,878
                                         ============== ==============    ==============  ==============  ==============

                                         -----------------------------
                                          Oppenheimer        PIMCO
                                            Capital        Inflation
                                          Appreciation   Protected Bond
                                          Portfolio B     Portfolio B
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    1,049,444  $      117,250
                                         --------------  --------------
Expenses:
  Mortality and expense charges               1,583,420       1,118,073
  Administrative fee                            273,265         188,354
                                         --------------  --------------
    Total expenses                            1,856,685       1,306,427
                                         --------------  --------------
    Net investment (loss) income               (807,241)     (1,189,177)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      4,346,319       1,183,557
  Change in unrealized appreciation
   (depreciation) of investments               (926,970)       (332,505)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  3,419,349         851,052
                                         --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $    2,612,108  $     (338,125)
                                         ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                         Met Investors
                                         -------------------------------------------------------------------------------
                                              PIMCO          Janus            Janus          PIMCO           PIMCO
                                              Money        Aggressive      Aggressive     Total Return    Total Return
                                             Market          Growth          Growth           Bond            Bond
                                         Portfolio B (d)   Portfolio       Portfolio B     Portfolio      Portfolio B
                                         --------------- --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      212,639  $       26,855  $      114,738  $      396,351  $    1,817,149
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                 164,819         337,431       1,414,683         778,951       3,466,565
  Administrative fee                             29,216          40,492         264,101          93,666         671,101
                                         --------------  --------------  --------------  --------------  --------------
    Total expenses                              194,035         377,923       1,678,784         872,617       4,137,666
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                 18,604        (351,068)     (1,564,046)       (476,266)     (2,320,517)
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -       1,011,900       2,017,006         119,522          78,298
  Change in unrealized appreciation
   (depreciation) of investments                      -       2,285,903      10,701,017       1,009,487       4,058,521
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          -       3,297,803      12,718,023       1,129,009       4,136,819
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $       18,604  $    2,946,735  $   11,153,977  $      652,743  $    1,816,302
                                         ==============  ==============  ==============  ==============  ==============

                                         -------------------------------
                                               RCM       T. Rowe Price
                                             Global         Mid-Cap
                                           Technology       Growth
                                           Portfolio B     Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       81,809  $      475,370
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 169,878         278,668
  Administrative fee                             28,540          50,926
                                         --------------  --------------
    Total expenses                              198,418         329,594
                                         --------------  --------------
    Net investment (loss) income               (116,609)        145,776
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         97,946         767,800
  Change in unrealized appreciation
   (depreciation) of investments                834,004       1,764,100
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    931,950       2,531,900
                                         --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $      815,341  $    2,677,676
                                         ==============  ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                       Met Investors
                                         -----------------------------------------------------------------------------
                                         T. Rowe Price       MFS               MFS            AIM            AIM
                                            Mid-Cap       Research          Research       Small-Cap      Small-Cap
                                            Growth      International     International     Growth         Growth
                                          Portfolio B     Portfolio        Portfolio B   Portfolio (c)   Portfolio B
                                         -------------- --------------    -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    2,127,818 $    3,640,963    $    7,165,925 $      116,989 $    1,810,823
                                         -------------- --------------    -------------- -------------- --------------
Expenses:
  Mortality and expense charges               1,166,326        782,614         1,535,049         51,909      1,018,984
  Administrative fee                            214,554         97,605           301,630          6,229        183,217
                                         -------------- --------------    -------------- -------------- --------------
    Total expenses                            1,380,880        880,219         1,836,679         58,138      1,202,201
                                         -------------- --------------    -------------- -------------- --------------
    Net investment (loss) income                746,938      2,760,744         5,329,246         58,851        608,622
                                         -------------- --------------    -------------- -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      2,621,226      6,006,290         4,449,681        160,084      2,158,064
  Change in unrealized appreciation
   (depreciation) of investments              7,739,068      1,866,647        10,343,895        677,060      5,469,684
                                         -------------- --------------    -------------- -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                 10,360,294      7,872,937        14,793,576        837,144      7,627,748
                                         -------------- --------------    -------------- -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $   11,107,232 $   10,633,681    $   20,122,822 $      895,995 $    8,236,370
                                         ============== ==============    ============== ============== ==============

                                         ----------------------------
                                                               Harris
                                             Lazard            Oakmark
                                             Mid-Cap        International
                                           Portfolio B       Portfolio B
                                         --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    3,419,192    $    1,153,602
                                         --------------    --------------
Expenses:
  Mortality and expense charges                 471,136         1,304,236
  Administrative fee                             79,902           217,679
                                         --------------    --------------
    Total expenses                              551,038         1,521,915
                                         --------------    --------------
    Net investment (loss) income              2,868,154          (368,313)
                                         --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,979,255         6,115,678
  Change in unrealized appreciation
   (depreciation) of investments             (3,040,260)        4,158,520
                                         --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                 (1,061,005)       10,274,198
                                         --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,807,149    $    9,905,885
                                         ==============    ==============

(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                         Met Investors
                                         -------------------------------------------------------------------------------------
                                          Third Avenue      Third Avenue      Neuberger       Neuberger         Turner
                                            Small-Cap        Small-Cap         Berman          Berman           Mid-Cap
                                              Value            Value         Real Estate     Real Estate        Growth
                                          Portfolio (c)     Portfolio B     Portfolio (c)    Portfolio B      Portfolio B
                                         --------------    --------------  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       10,105    $      246,069  $       14,386  $       72,915    $      407,516
                                         --------------    --------------  --------------  --------------    --------------
Expenses:
  Mortality and expense charges                  31,850         1,212,372         105,368         591,782           175,000
  Administrative Fee                              4,288           207,404          12,644         112,079            29,716
                                         --------------    --------------  --------------  --------------    --------------
    Total expenses                               36,138         1,419,776         118,012         703,861           204,716
                                         --------------    --------------  --------------  --------------    --------------
    Net investment (loss) income                (26,033)       (1,173,707)       (103,626)       (630,946)          202,800
                                         --------------    --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         83,872         7,240,364         217,081       2,586,790           698,422
  Change in unrealized appreciation
   (depreciation) of investments                621,194         4,379,552       1,614,994       5,260,491            31,092
                                         --------------    --------------  --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                    705,066        11,619,916       1,832,075       7,847,281           729,514
                                         --------------    --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $      679,033    $   10,446,209  $    1,728,449  $    7,216,335    $      932,314
                                         ==============    ==============  ==============  ==============    ==============

                                         ------------------------
                                          Goldman Sachs       Defensive
                                             Mid-Cap          Strategy
                                              Value            Fund of
                                           Portfolio B         Fund B
                                         --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    1,929,160    $      664,588
                                         --------------    --------------
Expenses:
  Mortality and expense charges                 331,134           854,382
  Administrative Fee                             56,712           141,059
                                         --------------    --------------
    Total expenses                              387,846           995,441
                                         --------------    --------------
    Net investment (loss) income              1,541,314          (330,853)
                                         --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,666,615           300,323
  Change in unrealized appreciation
   (depreciation) of investments               (947,476)        2,218,207
                                         --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                    719,139         2,518,530
                                         --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $    2,260,453    $    2,187,677
                                         ==============    ==============

(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                     Met Investors
                                     -----------------------------------------------------------------------------------
                                        Moderate        Balanced           Growth        Aggressive
                                        Strategy        Strategy          Strategy        Strategy        VanKampen
                                        Fund of         Fund of           Fund of         Fund of         ComStock
                                         Fund B          Fund B            Fund B          Fund B      Portfolio B (c)
                                     --------------  --------------    --------------  --------------  ---------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                          $    2,708,134  $    7,314,384    $    7,210,104  $    1,432,384  $      654,431
                                     --------------  --------------    --------------  --------------  --------------
Expenses:
  Mortality and expense charges           2,711,120       7,805,611         7,596,115       1,719,156         141,391
  Administrative fee                        447,799       1,317,540         1,283,506         289,775          32,437
                                     --------------  --------------    --------------  --------------  --------------
    Total expenses                        3,158,919       9,123,151         8,879,621       2,008,931         173,828
                                     --------------  --------------    --------------  --------------  --------------
    Net investment (loss) income           (450,785)     (1,808,767)       (1,669,517)       (576,547)        480,603
                                     --------------  --------------    --------------  --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                    158,727         890,934           145,831         896,808           5,000
  Change in unrealized appreciation
   (depreciation) of investments          9,061,478      34,518,676        45,211,344      10,957,465         685,364
                                     --------------  --------------    --------------  --------------  --------------
    Net realized and unrealized
     gains (losses) on
     investments                          9,220,205      35,409,610        45,357,175      11,854,273         690,364
                                     --------------  --------------    --------------  --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $    8,769,420  $   33,600,843    $   43,687,658  $   11,277,726  $    1,170,967
                                     ==============  ==============    ==============  ==============  ==============

                                     --------------------------
                                       Cyclical        Cyclical
                                        Growth        Growth and
                                          ETF         Income ETF
                                      Class B (b)     Class B (b)
                                     -------------- --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                          $       51,973 $       22,423
                                     -------------- --------------
Expenses:
  Mortality and expense charges              12,299          4,270
  Administrative fee                          2,506            875
                                     -------------- --------------
    Total expenses                           14,805          5,145
                                     -------------- --------------
    Net investment (loss) income             37,168         17,278
                                     -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,075            144
  Change in unrealized appreciation
   (depreciation) of investments            113,757         (7,714)
                                     -------------- --------------
    Net realized and unrealized
     gains (losses) on
     investments                            114,832         (7,570)
                                     -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $      152,000 $        9,708
                                     ============== ==============

(b) For the period September 30, 2005 to December 31, 2005
(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                          Met Investors                                     Russell
                                         --------------  ---------------------------------------------------------------------
                                           Legg Mason
                                              Value        Multi-Style       Aggressive
                                             Equity          Equity            Equity         Non-U.S.          Core Bond
                                           Class B (a)        Fund              Fund            Fund              Fund
                                         --------------  --------------    --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $      383,684    $      698,772  $      224,582    $      994,442
                                         --------------  --------------    --------------  --------------    --------------
Expenses:
  Mortality and expense charges                      19         424,294            94,385         175,828           272,357
  Administrative fee                                  3          50,915            11,326          21,099            32,683
                                         --------------  --------------    --------------  --------------    --------------
    Total expenses                                   22         475,209           105,711         196,927           305,040
                                         --------------  --------------    --------------  --------------    --------------
    Net investment (loss) income                    (22)        (91,525)          593,061          27,655           689,402
                                         --------------  --------------    --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -      (1,589,591)          396,472         295,360            67,013
  Change in unrealized appreciation
   (depreciation) of investments                 (2,748)      3,472,255          (684,069)      1,186,758          (625,342)
                                         --------------  --------------    --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                     (2,748)      1,882,664          (287,597)      1,482,118          (558,329)
                                         --------------  --------------    --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $       (2,770) $    1,791,139    $      305,464  $    1,509,773    $      131,073
                                         ==============  ==============    ==============  ==============    ==============

                                                              AIM
                                         --------        --------------

                                           Real Estate      Capital
                                           Securities     Appreciation
                                              Fund            Fund
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      362,605  $       15,113
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  43,523         311,002
  Administrative fee                              5,223          45,998
                                         --------------  --------------
    Total expenses                               48,746         357,000
                                         --------------  --------------
    Net investment (loss) income                313,859        (341,887)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        481,094      (2,412,448)
  Change in unrealized appreciation
   (depreciation) of investments               (431,668)      4,400,679
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     49,426       1,988,231
                                         --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $      363,285  $    1,646,344
                                         ==============  ==============

(a) For the period November 7, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                       AIM
                                         --------------------------------------------------------------

                                            Capital       International   International       Premier
                                          Appreciation       Growth          Growth            Equity
                                             Fund B           Fund           Fund B           Fund (d)
                                         --------------  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $       41,374  $       35,279    $            -
                                         --------------  --------------  --------------    --------------
Expenses:
  Mortality and expense charges                  10,000          74,642          45,114             5,756
  Administrative fee                              2,063          10,774           9,431             1,116
                                         --------------  --------------  --------------    --------------
    Total expenses                               12,063          85,416          54,545             6,872
                                         --------------  --------------  --------------    --------------
    Net investment (loss) income                (12,063)        (44,042)        (19,266)           (6,872)
                                         --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                          9,275         514,556         173,194            27,125
  Change in unrealized appreciation
   (depreciation) of investments                 64,010         482,458         647,230           (77,376)
                                         --------------  --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                     73,285         997,014         820,424           (50,251)
                                         --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $       61,222  $      952,972  $      801,158    $      (57,123)
                                         ==============  ==============  ==============    ==============

                                                    Alliance                 Scudder II
                                         ------------------------------    --------------
                                            Bernstein         Bernstein
                                           Real Estate       Real Estate     Small-Cap
                                           Investment        Investment        Growth
                                          Portfolio (d)    Portfolio B (d)   Portfolio
                                         --------------    --------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -    $            -  $            -
                                         --------------    --------------  --------------
Expenses:
  Mortality and expense charges                  52,929           165,275          21,074
  Administrative fee                              6,351            33,353           2,699
                                         --------------    --------------  --------------
    Total expenses                               59,280           198,628          23,773
                                         --------------    --------------  --------------
    Net investment (loss) income                (59,280)         (198,628)        (23,773)
                                         --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      6,099,204        15,184,933        (195,522)
  Change in unrealized appreciation
   (depreciation) of investments             (6,651,283)      (16,834,042)        299,744
                                         --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                   (552,079)       (1,649,109)        104,222
                                         --------------    --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $     (611,359)   $   (1,847,737) $       80,449
                                         ==============    ==============  ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                       Scudder II                                                  MFS
                                             ------------------------------  -------------------------------------------------
                                                                 Dreman
                                               Government       Small-Cap         High            High           Investors
                                               Securities         Value          Income          Income            Trust
                                               Portfolio      Portfolio (d)    Series (d)     Series B (d)       Series (d)
                                             --------------  --------------  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       99,815  $      386,934  $      510,151  $    2,962,130    $       97,161
                                             --------------  --------------  --------------  --------------    --------------
Expenses:
  Mortality and expense charges                      25,231          16,444          32,292         180,714            74,170
  Administrative fee                                  3,871           2,215           3,875          36,786             8,900
                                             --------------  --------------  --------------  --------------    --------------
    Total expenses                                   29,102          18,659          36,167         217,500            83,070
                                             --------------  --------------  --------------  --------------    --------------
    Net investment (loss) income                     70,713         368,275         473,984       2,744,630            14,091
                                             --------------  --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                      10,285       1,138,549        (372,497)        490,586        (1,788,294)
  Change in unrealized appreciation
   (depreciation) of investments                    (59,816)     (1,746,039)       (347,120)     (4,705,540)          997,464
                                             --------------  --------------  --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                        (49,531)       (607,490)       (719,617)     (4,214,954)         (790,830)
                                             --------------  --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       21,182  $     (239,215) $     (245,633) $   (1,470,324)   $     (776,739)
                                             ==============  ==============  ==============  ==============    ==============

                                             -----------------------------

                                                Investors
                                                  Trust         New Discovery
                                                Series B         Series (d)
                                             --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       41,261    $            -
                                             --------------    --------------
Expenses:
  Mortality and expense charges                     166,770            27,706
  Administrative fee                                 32,501             3,325
                                             --------------    --------------
    Total expenses                                  199,271            31,031
                                             --------------    --------------
    Net investment (loss) income                   (158,010)          (31,031)
                                             --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     266,055          (402,280)
  Change in unrealized appreciation
   (depreciation) of investments                    527,707          (588,203)
                                             --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                        793,762          (990,483)
                                             --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      635,752    $   (1,021,514)
                                             ==============    ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                               MFS                                                   MetLife
                                         --------------  -------------------------------------------------------------------
                                                              Davis           Davis            Harris
                                                             Venture         Venture           Oakmark        Jennison
                                          New Discovery       Value           Value            Focused         Growth
                                          Series B (d)       Fund A          Fund E            Value B      Portfolio (c)
                                         --------------  --------------  --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $       25,996  $    1,434,765    $      925,403  $            -
                                         --------------  --------------  --------------    --------------  --------------
Expenses:
  Mortality and expense charges                 189,072          49,700       3,590,301         1,295,526           2,793
  Administrative fee                             38,181           5,964         671,304           220,261             335
                                         --------------  --------------  --------------    --------------  --------------
    Total expenses                              227,253          55,664       4,261,605         1,515,787           3,128
                                         --------------  --------------  --------------    --------------  --------------
    Net investment (loss) income               (227,253)        (29,668)     (2,826,840)         (590,384)         (3,128)
                                         --------------  --------------  --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,073,833          67,046       7,153,719         5,491,280           4,833
  Change in unrealized appreciation
   (depreciation) of investments             (7,845,305)        330,152      18,190,742         1,518,195          59,472
                                         --------------  --------------  --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                 (6,771,472)        397,198      25,344,461         7,009,475          64,305
                                         --------------  --------------  --------------    --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $   (6,998,725) $      367,530  $   22,517,621    $    6,419,091  $       61,177
                                         ==============  ==============  ==============    ==============  ==============

                                         ---------------------------
                                                               MFS
                                            Jennison        Investors
                                             Growth           Trust
                                           Portfolio B      Series B
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $       79,440
                                         --------------  --------------
Expenses:
  Mortality and expense charges               1,034,233         482,039
  Administrative fee                            186,763          98,349
                                         --------------  --------------
    Total expenses                            1,220,996         580,388
                                         --------------  --------------
    Net investment (loss) income             (1,220,996)       (500,948)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      2,960,718       1,311,138
  Change in unrealized appreciation
   (depreciation) of investments              7,204,007       1,173,339
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                 10,164,725       2,484,477
                                         --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $    8,943,729  $    1,983,529
                                         ==============  ==============

(c) For the period May 1, 2005 to December 31, 2005
(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                            MetLife
                                         ----------------------------------------------------------------------------------
                                                                              Capital         Capital         Putnam
                                              MFS               MFS          Guardian        Guardian      International
                                          Total Return      Total Return    U.S. Equity     U.S. Equity        Stock
                                            Series A          Series B       Series A        Series B        Portfolio
                                         --------------    -------------- --------------  --------------  --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $      147,413    $    1,181,850 $       24,704  $            -  $        2,676
                                         --------------    -------------- --------------  --------------  --------------
Expenses:
  Mortality and expense charges                  63,731           411,877      1,137,856         700,344           5,191
  Administrative fee                              7,648           116,097        137,080         171,917             623
                                         --------------    -------------- --------------  --------------  --------------
    Total expenses                               71,379           527,974      1,274,936         872,261           5,814
                                         --------------    -------------- --------------  --------------  --------------
    Net investment (loss) income                 76,034           653,876     (1,250,232)       (872,261)         (3,138)
                                         --------------    -------------- --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         73,009           161,534        922,088         738,619          22,541
  Change in unrealized appreciation
   (depreciation) of investments                (61,640)          164,415      3,664,328       3,643,515          45,088
                                         --------------    -------------- --------------  --------------  --------------
    Net realized and unrealized gains
    (losses) on investments                      11,369           325,949      4,586,416       4,382,134          67,629
                                         --------------    -------------- --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $       87,403    $      979,825 $    3,336,184  $    3,509,873  $       64,491
                                         ==============    ============== ==============  ==============  ==============

                                         ---------------------------
                                             Putnam          BlackRock
                                          International        Money
                                              Stock           Market
                                           Portfolio B       Portfolio
                                         --------------    --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $       55,151    $      489,552
                                         --------------    --------------
Expenses:
  Mortality and expense charges                 148,821           217,844
  Administrative fee                             30,552            26,147
                                         --------------    --------------
    Total expenses                              179,373           243,991
                                         --------------    --------------
    Net investment (loss) income               (124,222)          245,561
                                         --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        547,476                 -
  Change in unrealized appreciation
   (depreciation) of investments              1,424,394                 -
                                         --------------    --------------
    Net realized and unrealized gains
    (losses) on investments                   1,971,870                 -
                                         --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $    1,847,648    $      245,561
                                         ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                            MetLife
                                         ---------------------------------------------------------------------------------------
                                            BlackRock                                             BlackRock         BlackRock
                                              Money             Stock             Stock             Bond              Bond
                                             Market             Index             Index            Income            Income
                                         Portfolio B (c)    Portfolio (c)      Portfolio B         Class A           Class B
                                         ---------------   --------------    --------------    --------------    --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $      859,956    $            -    $      478,404    $      530,298    $      498,673
                                         --------------    --------------    --------------    --------------    --------------
Expenses:
  Mortality and expense charges                 409,788             5,763           512,807           125,959           168,568
  Administrative fee                             72,402               703            88,609            15,115            34,598
                                         --------------    --------------    --------------    --------------    --------------
    Total expenses                              482,190             6,466           601,416           141,074           203,166
                                         --------------    --------------    --------------    --------------    --------------
    Net investment (loss) income                377,766            (6,466)         (123,012)          389,224           295,507
                                         --------------    --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -             8,220         1,443,952            44,626            (8,203)
  Change in unrealized appreciation
   (depreciation) of investments                      -            53,450          (300,970)         (338,353)         (218,314)
                                         --------------    --------------    --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                          -            61,670         1,142,982          (293,727)         (226,517)
                                         --------------    --------------    --------------    --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $      377,766    $       55,204    $    1,019,970    $       95,497    $       68,990
                                         ==============    ==============    ==============    ==============    ==============

                                         -----------------------
                                            BlackRock        Franklin
                                            Strategic        Templeton
                                              Value          Small-Cap
                                             Class B        Portfolio B
                                         --------------    --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $      315,929    $      256,428
                                         --------------    --------------
Expenses:
  Mortality and expense charges                  54,055           134,460
  Administrative fee                             10,736            27,376
                                         --------------    --------------
    Total expenses                               64,791           161,836
                                         --------------    --------------
    Net investment (loss) income                251,138            94,592
                                         --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        148,858            64,621
  Change in unrealized appreciation
   (depreciation) of investments               (327,669)          795,326
                                         --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                   (178,811)          859,947
                                         --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $       72,327    $      954,539
                                         ==============    ==============

(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                             MetLife
                                         -------------------------------------------------------------------------------------
                                            Salomon           Salomon            Salomon
                                            Brothers          Brothers          Brothers        T. Rowe Price   T. Rowe Price
                                         Strategic Bond    Strategic Bond    U.S. Government      Small-Cap       Small-Cap
                                            Class A           Class B          Class B (c)         Class A         Class B
                                         --------------    --------------    ---------------   --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       71,653    $      255,447    $            -    $            -  $            -
                                         --------------    --------------    --------------    --------------  --------------
Expenses:
  Mortality and expense charges                  16,871            63,094               351            59,286          83,808
  Administrative fee                              2,024            12,820                63             7,173          17,630
                                         --------------    --------------    --------------    --------------  --------------
    Total expenses                               18,895            75,914               414            66,459         101,438
                                         --------------    --------------    --------------    --------------  --------------
    Net investment (loss) income                 52,758           179,533              (414)          (66,459)       (101,438)
                                         --------------    --------------    --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         26,275            40,980               (16)          150,084         101,783
  Change in unrealized appreciation
   (depreciation) of investments                (57,075)         (165,413)              180           342,376         625,374
                                         --------------    --------------    --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    (30,800)         (124,433)              164           492,460         727,157
                                         --------------    --------------    --------------    --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                          $       21,958    $       55,100    $         (250)   $      426,001  $      625,719
                                         ==============    ==============    ==============    ==============  ==============

                                         -------------------------

                                          T. Rowe Price   T. Rowe Price
                                            Large-Cap       Large-Cap
                                             Class A         Class B
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       92,204  $      126,345
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 195,780         425,121
  Administrative fee                             23,597          89,859
                                         --------------  --------------
    Total expenses                              219,377         514,980
                                         --------------  --------------
    Net investment (loss) income               (127,173)       (388,635)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        334,741          36,255
  Change in unrealized appreciation
   (depreciation) of investments                521,196       2,542,545
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    855,937       2,578,800
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                          $      728,764  $    2,190,165
                                         ==============  ==============

(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                 MetLife                      Oppenheimer
                                             ----------------------------------------------  --------------
                                               Oppenheimer
                                                 Global        Met/Putnam      Met/Putnam       Capital
                                                 Equity          Voyager         Voyager      Appreciation
                                               Class B (c)    Portfolio (d)  Portfolio B (d)    Fund (d)
                                             --------------  --------------  --------------- --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                                  $            -  $        1,532  $       18,262  $       64,991
                                             --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       9,962           1,301          16,991          29,043
  Administrative fee                                  2,790             156           4,751           3,485
                                             --------------  --------------  --------------  --------------
    Total expenses                                   12,752           1,457          21,742          32,528
                                             --------------  --------------  --------------  --------------
    Net investment (loss) income                    (12,752)             75          (3,480)         32,463
                                             --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              3,423           7,097        (141,378)       (778,664)
  Change in unrealized appreciation
   (depreciation) of investments                    295,446         (33,883)       (356,116)        368,397
                                             --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        298,869         (26,786)       (497,494)       (410,267)
                                             --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS               $      286,117  $      (26,711) $     (500,974) $     (377,804)
                                             ==============  ==============  ==============  ==============

                                                        Putnam
                                             -----------------------------

                                                Growth &       Growth &
                                                 Income         Income
                                                  Fund          Fund B
                                             -------------- --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                                  $      334,233 $       59,838
                                             -------------- --------------
Expenses:
  Mortality and expense charges                     225,008         43,807
  Administrative fee                                 27,001         10,248
                                             -------------- --------------
    Total expenses                                  252,009         54,055
                                             -------------- --------------
    Net investment (loss) income                     82,224          5,783
                                             -------------- --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              4,251         70,780
  Change in unrealized appreciation
   (depreciation) of investments                    585,928        112,709
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                        590,179        183,489
                                             -------------- --------------
    NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS               $      672,403 $      189,272
                                             ============== ==============

(c) For the period May 1, 2005 to December 31, 2005
(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                             Putnam
                                         -----------------------------------------------------------------------------
                                                                            International                  International
                                              Vista            Vista           Equity      Equity Income      Growth
                                              Fund             Fund B        Fund B (d)       Fund B         Fund (d)
                                         --------------    --------------  --------------  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -    $            -  $      515,123  $      347,658 $      318,221
                                         --------------    --------------  --------------  -------------- --------------
Expenses:
  Mortality and expense charges                  67,928             8,502         145,602         148,330         77,558
  Administrative fee                              8,151             1,715          28,999          43,297          9,307
                                         --------------    --------------  --------------  -------------- --------------
    Total expenses                               76,079            10,217         174,601         191,627         86,865
                                         --------------    --------------  --------------  -------------- --------------
    Net investment (loss) income                (76,079)          (10,217)        340,522         156,031        231,356
                                         --------------    --------------  --------------  -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses)
   from security transactions                  (435,786)           73,065       8,095,526          64,711     (1,008,003)
  Change in unrealized appreciation
   (depreciation) of investments              1,064,374            (3,213)     (9,459,367)        712,596        251,221
                                         --------------    --------------  --------------  -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                    628,588            69,852      (1,363,841)        777,307       (756,782)
                                         --------------    --------------  --------------  -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      552,509    $       59,635  $   (1,023,319) $      933,338 $     (525,426)
                                         ==============    ==============  ==============  ============== ==============

                                                    Templeton
                                         ------------------------------
                                             Growth          Growth
                                           Securities      Securities
                                              Fund           Fund B
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       35,240  $       21,538
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  34,857          21,048
  Administrative fee                              4,231           4,902
                                         --------------  --------------
    Total expenses                               39,088          25,950
                                         --------------  --------------
    Net investment (loss) income                 (3,848)         (4,412)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses)
   from security transactions                    62,326          39,470
  Change in unrealized appreciation
   (depreciation) of investments                130,159         103,364
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    192,485         142,834
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      188,637  $      138,422
                                         ==============  ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                   Templeton
                                         -------------------------------------------------------------  ---------------
                                                                           Developing     Developing
                                            Foreign         Foreign         Markets        Markets
                                           Securities      Securities      Securities     Securities        Growth
                                              Fund           Fund B           Fund          Fund B         Portfolio
                                         --------------  --------------  -------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      193,638  $      530,897  $      118,645 $      482,019  $       10,283
                                         --------------  --------------  -------------- --------------  --------------
Expenses:
  Mortality and expense charges                 183,606         553,568         104,827        459,124          23,840
  Administrative fee                             22,177         115,007          12,579         92,822           2,861
                                         --------------  --------------  -------------- --------------  --------------
    Total expenses                              205,783         668,575         117,406        551,946          26,701
                                         --------------  --------------  -------------- --------------  --------------
    Net investment (loss) income                (12,145)       (137,678)          1,239        (69,927)        (16,418)
                                         --------------  --------------  -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        562,740         397,028       1,038,603      1,557,317        (245,998)
  Change in unrealized appreciation
   (depreciation) of investments                709,690       3,886,589         919,555      7,313,822         329,766
                                         --------------  --------------  -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  1,272,430       4,283,617       1,958,158      8,871,139          83,768
                                         --------------  --------------  -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,260,285  $    4,145,939  $    1,959,397 $    8,801,212  $       67,350
                                         ==============  ==============  ============== ==============  ==============

                                             Fidelity
                                         -------------------------------

                                                             Growth
                                             Growth       Opportunities
                                           Portfolio B      Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      142,456  $        3,933
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 741,699           4,960
  Administrative fee                            149,615             595
                                         --------------  --------------
    Total expenses                              891,314           5,555
                                         --------------  --------------
    Net investment (loss) income               (748,858)         (1,622)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        148,182         (36,102)
  Change in unrealized appreciation
   (depreciation) of investments              3,656,142          64,126
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  3,804,324          28,024
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    3,055,466  $       26,402
                                         ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                            Fidelity
                                         ------------------------------------------------------------------------------
                                            Growth &           Equity            Equity
                                             Income            Income            Income          Contrafund        High Income
                                            Portfolio         Portfolio        Portfolio B      Portfolio (d)    Portfolio B (d)
                                         --------------    --------------    --------------    --------------    ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       28,412    $       90,080    $      369,229    $       10,710    $       62,920
                                         --------------    --------------    --------------    --------------    --------------
Expenses:
  Mortality and expense charges                  20,007            20,806            93,234            13,543             3,181
  Administrative fee                              2,401             2,497            17,189             1,625               676
                                         --------------    --------------    --------------    --------------    --------------
    Total expenses                               22,408            23,303           110,423            15,168             3,857
                                         --------------    --------------    --------------    --------------    --------------
    Net investment (loss) income                  6,004            66,777           258,806            (4,458)           59,063
                                         --------------    --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        (43,995)           22,714           351,620           257,472              (812)
  Change in unrealized appreciation
   (depreciation) of investments                108,688           (22,186)         (324,603)         (362,488)          (89,057)
                                         --------------    --------------    --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                     64,693               528            27,017          (105,016)          (89,869)
                                         --------------    --------------    --------------    --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       70,697    $       67,305    $      285,823    $     (109,474)   $      (30,806)
                                         ==============    ==============    ==============    ==============    ==============

                                                     Dreyfus
                                         ------------------------------

                                           Stock Index       Stock Index
                                            Fund (d)         Fund B (d)
                                         --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        2,799    $        8,395
                                         --------------    --------------
Expenses:
  Mortality and expense charges                   2,990            10,800
  Administrative fee                                359             2,086
                                         --------------    --------------
    Total expenses                                3,349            12,886
                                         --------------    --------------
    Net investment (loss) income                   (550)           (4,491)
                                         --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        (43,265)          340,574
  Change in unrealized appreciation
   (depreciation) of investments                  9,291          (458,314)
                                         --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                    (33,974)         (117,740)
                                         --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      (34,524)   $     (122,231)
                                         ==============    ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005


                                                      PIMCO                               PIMCO
                                         ------------------------------      -------------------------------
                                                                                StocksPLUS
                                           High Yield       Low Duration        Growth and      Total Return
                                           Portfolio         Portfolio       Income Portfolio    Portfolio
                                         --------------    --------------    ----------------  --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $      502,949    $      320,903     $       33,852   $    1,498,104
                                         --------------    --------------     --------------   --------------
Expenses:
  Mortality and expense charges                  92,612           129,634             18,648          391,846
  Administrative fee                             18,204            25,365              3,406           67,615
                                         --------------    --------------     --------------   --------------
    Total expenses                              110,816           154,999             22,054          459,461
                                         --------------    --------------     --------------   --------------
    Net investment (loss) income                392,133           165,904             11,798        1,038,643
                                         --------------    --------------     --------------   --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         35,062             6,770             25,203          394,850
  Change in unrealized appreciation
   (depreciation) of investments               (119,198)         (226,130)            (6,904)      (1,112,817)
                                         --------------    --------------     --------------   --------------
    Net realized and unrealized gains
     (losses) on investments                    (84,136)         (219,360)            18,299         (717,967)
                                         --------------    --------------     --------------   --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $      307,997    $      (53,456)    $       30,097   $      320,676
                                         ==============    ==============     ==============   ==============

                                                                    (Concluded)

See Accompanying Notes to Financial Statements

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                    Met Investors
                            --------------------------------------------------------------------------------------------------
                              Lord Abbett Growth & Income    Lord Abbett Growth & Income       Lord Abbett Bond Debenture
                                       Portfolio                     Portfolio B                        Portfolio
                            ------------------------------  -----------------------------    ------------------------------
                                 2005            2004            2005           2004              2005              2004
                            --------------  --------------  -------------  --------------    --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $   11,404,473  $   (7,872,244) $   7,402,110  $   (5,753,331)   $    3,147,780    $    2,231,240
 Net realized gains
   (losses) from
   security transactions        39,085,052      24,848,838      6,567,140      17,282,222         1,720,720         1,104,358
 Change in unrealized
   appreciation
   (depreciation) of
   investments                 (36,722,249)     77,095,410     (4,378,207)     44,726,740        (4,368,922)        5,084,214
                            --------------  --------------  -------------  --------------    --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            13,767,276      94,072,004      9,591,043      56,255,631           499,578         8,419,812
                            --------------  --------------  -------------  --------------    --------------    --------------
From capital
 transactions:
 Net purchase payments           1,977,266       2,982,840     36,654,464     107,348,452           390,273           594,146
 Net investment division
   transfers                   (16,417,724)    125,356,847    (17,855,645)    (18,889,090)        4,903,787         3,014,049
 Other net transfers          (149,607,868)   (134,764,389)   (26,513,439)    (21,203,055)      (24,316,927)      (23,870,688)
                            --------------  --------------  -------------  --------------    --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             (164,048,326)     (6,424,702)    (7,714,620)     67,256,307       (19,022,867)      (20,262,493)
                            --------------  --------------  -------------  --------------    --------------    --------------
    NET CHANGE IN NET
     ASSETS                   (150,281,050)     87,647,302      1,876,423     123,511,938       (18,523,289)      (11,842,681)
NET ASSETS - BEGINNING
 OF PERIOD                     888,295,403     800,648,101    525,784,316     402,272,378       123,629,316       135,471,997
                            --------------  --------------  -------------  --------------    --------------    --------------
NET ASSETS - END OF
 PERIOD                     $  738,014,353  $  888,295,403  $ 527,660,739  $  525,784,316    $  105,106,027    $  123,629,316
                            ==============  ==============  =============  ==============    ==============    ==============

                            ---------------------------
                              Lord Abbett Bond Debenture
                                      Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $    6,361,406  $    2,591,935
 Net realized gains
   (losses) from
   security transactions         3,940,805      10,599,706
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  (8,566,135)        465,920
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations             1,736,076      13,657,561
                            --------------  --------------
From capital
 transactions:
 Net purchase payments          15,288,716      57,274,372
 Net investment division
   transfers                    23,390,565     (53,211,457)
 Other net transfers           (11,851,345)    (12,317,994)
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               26,827,936      (8,255,079)
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                     28,564,012       5,402,482
NET ASSETS - BEGINNING
 OF PERIOD                     193,610,930     188,208,448
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $  222,174,942  $  193,610,930
                            ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       ---------------------------------------------------------------------------------------------------
                       Lord Abbett Growth Opportunity  Lord Abbett Growth Opportunity       Lord Abbett Mid-Cap Value
                                  Portfolio                      Portfolio B                        Portfolio
                       ------------------------------  ------------------------------    ------------------------------
                            2005            2004            2005              2004            2005              2004
                       --------------  --------------  --------------    --------------  --------------    --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    1,027,597  $     (334,138) $    2,102,840    $     (357,095) $    2,661,926    $    1,511,734
 Net realized gains
   (losses) from
   security
   transactions             1,808,103       1,242,900         410,205           193,111       8,068,092         4,158,658
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (2,258,441)      1,497,265      (1,301,901)        3,479,782      (4,034,078)       15,073,798
                       --------------  --------------  --------------    --------------  --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               577,259       2,406,027       1,211,144         3,315,798       6,695,940        20,744,190
                       --------------  --------------  --------------    --------------  --------------    --------------
From capital
 transactions:
 Net purchase
   payments                    70,672         102,542       2,059,136         2,912,765         365,247           562,622
 Net investment
   division
   transfers               (1,361,413)        (63,562)      1,889,769         3,025,696         236,416        18,556,287
 Other net transfers       (4,164,490)     (3,618,081)     (1,889,992)       (1,320,593)    (18,439,897)      (13,578,038)
                       --------------  --------------  --------------    --------------  --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (5,455,231)     (3,579,101)      2,058,913         4,617,868     (17,838,234)        5,540,871
                       --------------  --------------  --------------    --------------  --------------    --------------
    NET CHANGE IN
     NET ASSETS            (4,877,972)     (1,173,074)      3,270,057         7,933,666     (11,142,294)       26,285,061
NET ASSETS -
 BEGINNING OF PERIOD       24,319,037      25,492,111      33,593,375        25,659,709     110,946,294        84,661,233
                       --------------  --------------  --------------    --------------  --------------    --------------
NET ASSETS - END OF
 PERIOD                $   19,441,065  $   24,319,037  $   36,863,432    $   33,593,375  $   99,804,000    $  110,946,294
                       ==============  ==============  ==============    ==============  ==============    ==============

                       ---------------------------
                          Lord Abbett Mid-Cap Value
                                 Portfolio B
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    5,944,595  $    2,500,929
 Net realized gains
   (losses) from
   security
   transactions               386,989          81,058
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           6,288,117      24,947,387
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            12,619,701      27,529,374
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                17,712,521      19,170,047
 Net investment
   division
   transfers               22,287,938      31,132,813
 Other net transfers       (8,562,449)     (4,683,768)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          31,438,010      45,619,092
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            44,057,711      73,148,466
NET ASSETS -
 BEGINNING OF PERIOD      164,592,874      91,444,408
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $  208,650,585  $  164,592,874
                       ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       -----------------------------------------------------------------------------------------------------
                         Lord Abbett America's Value     Met/Putnam Capital Opportunities Met/Putnam Capital Opportunities
                                 Portfolio B                        Portfolio                       Portfolio B
                       ------------------------------    ------------------------------   ------------------------------
                            2005              2004            2005             2004            2005             2004
                       --------------    --------------  --------------   --------------  --------------   --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (419,512)   $      631,984  $     (411,401)  $     (575,535) $      (42,420)  $      (38,155)
 Net realized gains
   (losses) from
   security
   transactions                70,364            22,134       1,410,538           82,202          61,408           46,481
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           2,066,489         2,641,060       1,821,100        6,740,635         323,269          470,082
                       --------------    --------------  --------------   --------------  --------------   --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             1,717,341         3,295,178       2,820,237        6,247,302         342,257          478,408
                       --------------    --------------  --------------   --------------  --------------   --------------
From capital
 transactions:
 Net purchase
   payments                 9,052,601         8,277,149         140,475          101,605         423,260          473,843
 Net investment
   division
   transfers               26,792,865        16,373,871      (2,014,205)      (1,945,724)        595,833          156,443
 Other net transfers       (4,191,065)         (922,441)     (7,492,435)      (7,254,731)       (158,366)        (137,129)
                       --------------    --------------  --------------   --------------  --------------   --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          31,654,401        23,728,579      (9,366,165)      (9,098,850)        860,727          493,157
                       --------------    --------------  --------------   --------------  --------------   --------------
    NET CHANGE IN
     NET ASSETS            33,371,742        27,023,757      (6,545,928)      (2,851,548)      1,202,984          971,565
NET ASSETS -
 BEGINNING OF PERIOD       32,408,165         5,384,408      41,044,502       43,896,050       3,536,044        2,564,479
                       --------------    --------------  --------------   --------------  --------------   --------------
NET ASSETS - END OF
 PERIOD                $   65,779,907    $   32,408,165  $   34,498,574   $   41,044,502  $    4,739,028   $    3,536,044
                       ==============    ==============  ==============   ==============  ==============   ==============

                       -------------------------
                       Oppenheimer Capital Appreciation
                                  Portfolio
                       ------------------------------
                            2005           2004 (e)
                       --------------   --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      (55,087)  $      680,707
 Net realized gains
   (losses) from
   security
   transactions               167,336            7,161
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           2,297,629          257,197
                       --------------   --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             2,409,878          945,065
                       --------------   --------------
From capital
 transactions:
 Net purchase
   payments                    91,356           25,271
 Net investment
   division
   transfers               22,507,373       14,905,104
 Other net transfers       (5,640,504)      (1,341,659)
                       --------------   --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          16,958,225       13,588,716
                       --------------   --------------
    NET CHANGE IN
     NET ASSETS            19,368,103       14,533,781
NET ASSETS -
 BEGINNING OF PERIOD       14,533,781                -
                       --------------   --------------
NET ASSETS - END OF
 PERIOD                $   33,901,884   $   14,533,781
                       ==============   ==============

(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       ------------------------------------------------------------------------------------------------
                       Oppenheimer Capital Appreciation PIMCO Inflation Protected Bond        PIMCO Money Market
                                 Portfolio B                      Portfolio B                     Portfolio B
                       ------------------------------   ------------------------------  ------------------------------
                            2005             2004            2005            2004          2005 (d)          2004
                       --------------   --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (807,241)  $    7,324,616  $   (1,189,177) $    3,014,320  $       18,604  $     (454,832)
 Net realized gains
   (losses) from
   security
   transactions             4,346,319        9,299,865       1,183,557       5,209,367               -               -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            (926,970)      (9,976,968)       (332,505)        536,969               -               -
                       --------------   --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             2,612,108        6,647,513        (338,125)      8,760,656          18,604        (454,832)
                       --------------   --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                 5,997,050       46,630,315       5,143,481      43,412,414       3,706,045      18,866,564
 Net investment
   division
   transfers              (25,958,501)     (34,418,491)    (25,673,446)    (29,359,475)    (30,206,980)    (19,775,126)
 Other net transfers       (5,638,849)      (6,826,467)     (3,713,053)     (6,087,426)     (2,458,933)     (9,031,930)
                       --------------   --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         (25,600,300)       5,385,357     (24,243,018)      7,965,513     (28,959,868)     (9,940,492)
                       --------------   --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS           (22,988,192)      12,032,870     (24,581,143)     16,726,169     (28,941,264)    (10,395,324)
NET ASSETS -
 BEGINNING OF PERIOD      133,568,527      121,535,657      96,965,591      80,239,422      28,941,264      39,336,588
                       --------------   --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $  110,580,335   $  133,568,527  $   72,384,448  $   96,965,591  $            -  $   28,941,264
                       ==============   ==============  ==============  ==============  ==============  ==============

                       ------------------------------
                           Janus Aggressive Growth
                                  Portfolio
                       ------------------------------
                            2005          2004 (e)
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (351,068) $     (291,637)
 Net realized gains
   (losses) from
   security
   transactions             1,011,900         107,894
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           2,285,903       2,958,980
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             2,946,735       2,775,237
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                   262,906          55,387
 Net investment
   division
   transfers               (3,405,965)     30,572,317
 Other net transfers       (4,764,463)     (2,792,125)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (7,907,522)     27,835,579
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            (4,960,787)     30,610,816
NET ASSETS -
 BEGINNING OF PERIOD       30,610,816               -
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $   25,650,029  $   30,610,816
                       ==============  ==============

(d) For the period January 1, 2005 to April 29, 2005
(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       ---------------------------------------------------------------------------------------------------
                           Janus Aggressive Growth         PIMCO Total Return Bond             PIMCO Total Return Bond
                                 Portfolio B                      Portfolio                          Portfolio B
                       ------------------------------  ------------------------------      ------------------------------
                            2005            2004            2005            2004 (e)            2005            2004
                       --------------  --------------  --------------    --------------    --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (1,564,046) $   (1,992,552) $     (476,266)   $      233,173    $   (2,320,517) $   11,643,360
 Net realized gains
   (losses) from
   security
   transactions             2,017,006       8,641,565         119,522           (27,085)           78,298         304,805
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          10,701,017       4,022,141       1,009,487           329,368         4,058,521      (5,228,541)
                       --------------  --------------  --------------    --------------    --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            11,153,977      10,671,154         652,743           535,456         1,816,302       6,719,624
                       --------------  --------------  --------------    --------------    --------------  --------------
From capital
 transactions:
 Net purchase
   payments                 2,132,829      24,396,839         299,928            64,892        21,727,341      53,030,826
 Net investment
   division
   transfers              (21,680,083)     35,974,721         563,361        68,960,365         2,583,732      32,021,343
 Other net transfers       (5,098,262)     (4,827,370)    (12,134,433)       (2,109,691)      (15,105,755)    (10,729,180)
                       --------------  --------------  --------------    --------------    --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         (24,645,516)     55,544,190     (11,271,144)       66,915,566         9,205,318      74,322,989
                       --------------  --------------  --------------    --------------    --------------  --------------
    NET CHANGE IN
     NET ASSETS           (13,491,539)     66,215,344     (10,618,401)       67,451,022        11,021,620      81,042,613
NET ASSETS -
 BEGINNING OF PERIOD      122,299,908      56,084,564      67,451,022                 -       271,285,864     190,243,251
                       --------------  --------------  --------------    --------------    --------------  --------------
NET ASSETS - END OF
 PERIOD                $  108,808,369  $  122,299,908  $   56,832,621    $   67,451,022    $  282,307,484  $  271,285,864
                       ==============  ==============  ==============    ==============    ==============  ==============

                       ---------------------------
                            RCM Global Technology
                                 Portfolio B
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (116,609) $     (254,306)
 Net realized gains
   (losses) from
   security
   transactions                97,946         381,206
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments             834,004        (302,650)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               815,341        (175,750)
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                   368,829       4,490,214
 Net investment
   division
   transfers               (3,180,548)      2,578,164
 Other net transfers         (524,936)       (548,925)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (3,336,655)      6,519,453
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            (2,521,314)      6,343,703
NET ASSETS -
 BEGINNING OF PERIOD       14,409,596       8,065,893
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $   11,888,282  $   14,409,596
                       ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       -----------------------------------------------------------------------------------------------------
                        T. Rowe Price Mid-Cap Growth    T. Rowe Price Mid-Cap Growth       MFS Research International
                                  Portfolio                      Portfolio B                        Portfolio
                       ------------------------------  ------------------------------    ------------------------------
                            2005          2004 (e)          2005            2004              2005              2004
                       --------------  --------------  --------------  --------------    --------------    --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      145,776  $     (243,056) $      746,938  $   (1,284,730)   $    2,760,744    $     (593,987)
 Net realized gains
   (losses) from
   security
   transactions               767,800         153,404       2,621,226       5,705,677         6,006,290         2,942,722
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           1,764,100       3,294,803       7,739,068       6,437,152         1,866,647         6,661,756
                       --------------  --------------  --------------  --------------    --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             2,677,676       3,205,151      11,107,232      10,858,099        10,633,681         9,010,491
                       --------------  --------------  --------------  --------------    --------------    --------------
From capital
 transactions:
 Net purchase
   payments                    32,122         110,577      10,250,320      23,544,535           106,833           121,278
 Net investment
   division
   transfers               (2,868,333)     21,803,480        (139,913)    (17,521,893)       16,260,058         7,340,243
 Other net transfers       (1,646,752)       (921,339)     (4,651,394)     (3,724,070)      (12,493,996)       (8,690,195)
                       --------------  --------------  --------------  --------------    --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (4,482,963)     20,992,718       5,459,013       2,298,572         3,872,895        (1,228,674)
                       --------------  --------------  --------------  --------------    --------------    --------------
    NET CHANGE IN
     NET ASSETS            (1,805,287)     24,197,869      16,566,245      13,156,671        14,506,576         7,781,817
NET ASSETS -
 BEGINNING OF PERIOD       24,197,869               -      82,665,508      69,508,837        57,352,723        49,570,906
                       --------------  --------------  --------------  --------------    --------------    --------------
NET ASSETS - END OF
 PERIOD                $   22,392,582  $   24,197,869  $   99,231,753  $   82,665,508    $   71,859,299    $   57,352,723
                       ==============  ==============  ==============  ==============    ==============    ==============

                       -------------------------
                         MFS Research International
                                 Portfolio B
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    5,329,246  $   (1,182,735)
 Net realized gains
   (losses) from
   security
   transactions             4,449,681       9,865,452
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          10,343,895       9,993,986
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            20,122,822      18,676,703
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                 9,269,734      26,349,090
 Net investment
   division
   transfers               21,295,451      24,939,970
 Other net transfers       (6,004,244)     (4,237,568)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          24,560,941      47,051,492
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            44,683,763      65,728,195
NET ASSETS -
 BEGINNING OF PERIOD      102,509,620      36,781,425
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $  147,193,383  $  102,509,620
                       ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                               Met Investors
                       ---------------------------------------------------------------------------------------------
                           AIM Small-Cap Growth           AIM Small-Cap Growth               Lazard Mid-Cap
                                 Portfolio                     Portfolio B                     Portfolio B
                       ----------------------------- ------------------------------  ------------------------------
                          2005 (c)                        2005            2004            2005            2004
                       --------------                --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $       58,851                $      608,622  $   (1,158,403) $    2,868,154  $     (792,867)
 Net realized gains
   (losses) from
   security
   transactions               160,084                     2,158,064       7,227,903       1,979,255       4,854,433
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments             677,060                     5,469,684      (1,462,032)     (3,040,260)        735,429
                       --------------                --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               895,995                     8,236,370       4,607,468       1,807,149       4,796,995
                       --------------                --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                    14,806                     2,297,036      21,876,945       2,318,320      14,404,656
 Net investment
   division
   transfers                5,506,017                    24,021,610     (11,806,082)     (7,084,857)    (25,018,888)
 Other net transfers         (731,523)                   (3,364,016)     (2,569,865)     (1,825,080)     (2,229,970)
                       --------------                --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           4,789,300                    22,954,630       7,500,998      (6,591,617)    (12,844,202)
                       --------------                --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS             5,685,295                    31,191,000      12,108,466      (4,784,468)     (8,047,207)
NET ASSETS -
 BEGINNING OF PERIOD                -                    56,301,565      44,193,099      36,591,722      44,638,929
                       --------------                --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $    5,685,295                $   87,492,565  $   56,301,565  $   31,807,254  $   36,591,722
                       ==============                ==============  ==============  ==============  ==============

                       -------------------------------
                        Harris Oakmark International
                                 Portfolio B
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (368,313) $   (1,893,417)
 Net realized gains
   (losses) from
   security
   transactions             6,115,678      18,675,834
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           4,158,520       3,947,373
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             9,905,885      20,729,790
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                10,356,544      37,300,557
 Net investment
   division
   transfers              (14,734,232)    (29,431,891)
 Other net transfers       (3,921,659)     (3,344,680)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (8,299,347)      4,523,986
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS             1,606,538      25,253,776
NET ASSETS -
 BEGINNING OF PERIOD       96,251,804      70,998,028
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $   97,858,342  $   96,251,804
                       ==============  ==============

(c) For the period May 1, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                              Met Investors
                       -------------------------------------------------------------------------------------------
                       Third Avenue Small-Cap Value   Third Avenue Small-Cap Value   Neuberger Berman Real Estate
                                 Portfolio                     Portfolio B                     Portfolio
                       ----------------------------- ------------------------------  -----------------------------
                          2005 (c)                        2005            2004          2005 (c)
                       --------------                --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      (26,033)               $   (1,173,707) $      218,061  $     (103,626)
 Net realized gains
   (losses) from
   security
   transactions                83,872                     7,240,364      15,666,452         217,081
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments             621,194                     4,379,552       6,497,279       1,614,994
                       --------------                --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               679,033                    10,446,209      22,381,792       1,728,449
                       --------------                --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                     1,717                     9,799,919      32,859,139          14,289
 Net investment
   division
   transfers                3,573,343                   (13,425,571)    (33,285,088)     12,097,672
 Other net transfers         (492,212)                   (4,072,770)     (3,646,310)     (1,764,339)
                       --------------                --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           3,082,848                    (7,698,422)     (4,072,259)     10,347,622
                       --------------                --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS             3,761,881                     2,747,787      18,309,533      12,076,071
NET ASSETS -
 BEGINNING OF PERIOD                -                    89,472,332      71,162,799               -
                       --------------                --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $    3,761,881                $   92,220,119  $   89,472,332  $   12,076,071
                       ==============                ==============  ==============  ==============

                       -------------------------------
                        Neuberger Berman Real Estate
                                 Portfolio B
                       ------------------------------
                            2005          2004 (e)
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (630,946) $      459,689
 Net realized gains
   (losses) from
   security
   transactions             2,586,790       3,494,105
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           5,260,491       3,629,489
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             7,216,335       7,583,283
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                 3,086,921       5,537,181
 Net investment
   division
   transfers               33,386,192       7,900,247
 Other net transfers       (2,210,684)     (1,141,369)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          34,262,429      12,296,059
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            41,478,764      19,879,342
NET ASSETS -
 BEGINNING OF PERIOD       19,879,342               -
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $   61,358,106  $   19,879,342
                       ==============  ==============

(c) For the period May 1, 2005 to December 31, 2005
(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       -----------------------------------------------------------------------------------------------
                            Turner Mid-Cap Growth        Goldman Sachs Mid-Cap Value   Defensive Strategy Fund of Fund
                                 Portfolio B                     Portfolio B                     Portfolio B
                       ------------------------------  ------------------------------  ------------------------------
                            2005          2004 (e)          2005          2004 (e)          2005          2004 (f)
                       --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      202,800  $     (256,994) $    1,541,314  $      (56,065) $     (330,853) $      320,623
 Net realized gains
   (losses) from
   security
   transactions               698,422       1,663,752       1,666,615       2,456,485         300,323             133
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments              31,092       2,129,622        (947,476)      3,083,174       2,218,207         (68,764)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               932,314       3,536,380       2,260,453       5,483,594       2,187,677         251,992
                       --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                   847,343       5,026,942       6,382,790       7,257,407      15,929,517         675,227
 Net investment
   division
   transfers               (4,975,753)      8,168,886         194,228       8,931,343      31,246,796      18,662,867
 Other net transfers         (470,027)       (562,734)       (905,914)       (762,780)     (3,354,587)        (13,207)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (4,598,437)     12,633,094       5,671,104      15,425,970      43,821,726      19,324,887
                       --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS            (3,666,123)     16,169,474       7,931,557      20,909,564      46,009,403      19,576,879
NET ASSETS -
 BEGINNING OF PERIOD       16,169,474               -      20,909,564               -      19,576,879               -
                       --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $   12,503,351  $   16,169,474  $   28,841,121  $   20,909,564  $   65,586,282  $   19,576,879
                       ==============  ==============  ==============  ==============  ==============  ==============

                       -------------------------------
                       Moderate Strategy Fund of Fund
                                 Portfolio B
                       ------------------------------
                            2005          2004 (f)
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (450,785) $    1,338,771
 Net realized gains
   (losses) from
   security
   transactions               158,727               -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           9,061,478         284,038
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             8,769,420       1,622,809
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                56,281,127      16,040,082
 Net investment
   division
   transfers               61,157,495      91,096,890
 Other net transfers       (7,801,731)             (1)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         109,636,891     107,136,971
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS           118,406,311     108,759,780
NET ASSETS -
 BEGINNING OF PERIOD      108,759,780               -
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $  227,166,091  $  108,759,780
                       ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004
(f) For the period November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          Met Investors
                       ------------------------------------------------------------------------------------------
                       Balanced Strategy Fund of Fund Growth Strategy Fund of Fund   Aggressive Strategy Fund of
                                Portfolio B                    Portfolio B                Fund Portfolio B
                       ----------------------------   ----------------------------  ----------------------------
                            2005          2004 (f)         2005         2004 (f)         2005         2004 (f)
                       -------------   -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $  (1,808,767)  $   2,864,056  $  (1,669,517) $   1,747,014  $    (576,547) $      85,390
 Net realized gains
   (losses) from
   security
   transactions              890,934               -        145,831              -        896,808         21,050
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         34,518,676       3,007,737     45,211,344      5,450,278     10,957,465      1,710,637
                       -------------   -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           33,600,843       5,871,793     43,687,658      7,197,292     11,277,726      1,817,077
                       -------------   -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase
   payments              156,712,062      21,541,676    161,279,441     15,760,337     21,211,069      3,771,389
 Net investment
   division
   transfers             156,796,983     295,444,442    147,813,249    313,817,330     34,027,177     72,592,578
 Other net transfers     (21,222,780)       (383,737)   (19,774,563)      (238,401)    (3,740,872)      (689,822)
                       -------------   -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        292,286,265     316,602,381    289,318,127    329,339,266     51,497,374     75,674,145
                       -------------   -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN
     NET ASSETS          325,887,108     322,474,174    333,005,785    336,536,558     62,775,100     77,491,222
NET ASSETS -
 BEGINNING OF PERIOD     322,474,174               -    336,536,558              -     77,491,222              -
                       -------------   -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                $ 648,361,282   $ 322,474,174  $ 669,542,343  $ 336,536,558  $ 140,266,322  $  77,491,222
                       =============   =============  =============  =============  =============  =============

                       --------------------------
                           VanKampen ComStock
                              Portfolio B
                       --------------------------
                          2005 (c)
                       -------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     480,603
 Net realized gains
   (losses) from
   security
   transactions                5,000
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            685,364
                       -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            1,170,967
                       -------------
From capital
 transactions:
 Net purchase
   payments               11,436,391
 Net investment
   division
   transfers              25,557,007
 Other net transfers        (423,611)
                       -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         36,569,787
                       -------------
    NET CHANGE IN
     NET ASSETS           37,740,754
NET ASSETS -
 BEGINNING OF PERIOD               -
                       -------------
NET ASSETS - END OF
 PERIOD                $  37,740,754
                       =============

(c) For the period May 1, 2005 to December 31, 2005
(f) For the period November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                  Met Investors
                       --------------------------------------------------------------------------------------------------------
                         Cyclical Growth ETF    Cyclical Growth and Income ETF Legg Mason Value Equity   JP Morgan Quality Bond
                               Class B                  Class B                        Class B                 Portfolio
                       ------------------------ ------------------------------ ------------------------ -----------------------
                         2005 (b)                 2005 (b)                       2005 (a)                            2004 (h)
                       ------------              ------------                  ------------                        ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     37,168             $     17,278                   $        (22)                       $  4,849,580
 Net realized gains
   (losses) from
   security
   transactions               1,075                      144                              -                           2,217,718
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           113,757                   (7,714)                        (2,748)                          5,403,114)
                       ------------              ------------                  ------------                        ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             152,000                    9,708                         (2,770)                          1,664,184
                       ------------              ------------                  ------------                        ------------
From capital
 transactions:
 Net purchase
   payments                 626,131                1,522,577                        338,387                             315,209
 Net investment
   division
   transfers              7,590,053                2,618,210                              -                         (65,862,133)
 Other net transfers        (24,933)                 (46,287)                             -                         (11,485,567)
                       ------------              ------------                  ------------                        ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         8,191,251                4,094,500                        338,387                         (77,032,491)
                       ------------              ------------                  ------------                        ------------
    NET CHANGE IN
     NET ASSETS           8,343,251                4,104,208                        335,617                         (75,368,307)
NET ASSETS -
 BEGINNING OF PERIOD              -                        -                              -                          75,368,307
                       ------------              ------------                  ------------                        ------------
NET ASSETS - END OF
 PERIOD                $  8,343,251             $  4,104,208                   $    335,617                        $          -
                       ============              ============                  ============                        ============

(a) For the period November 7, 2005 to December 31, 2005
(b) For the period September 30, 2005 to December 31, 2005
(h) For the period January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                   Met Investors
                       ----------------------------------------------------------------------------------------------------
                        JP Morgan Quality Bond    JP Morgan Select Equity  JP Morgan Select Equity    Met/Putnam Research
                              Portfolio B               Portfolio B              Portfolio B              Portfolio B
                       ------------------------  ------------------------  -----------------------  -----------------------
                                     2004 (h)                  2004 (h)                  2004 (h)                2004 (h)
                                   ------------             -------------              -----------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $  5,284,369             $     430,253              $    40,561             $   (157,539)
 Net realized gains
   (losses) from
   security
   transactions                      (4,167,917)               (4,133,552)               1,047,352                2,660,135
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                       297,674                10,062,526                 (497,869)              (2,431,663)
                                   ------------             -------------              -----------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                       1,414,126                 6,359,227                  590,044                   70,933
                                   ------------             -------------              -----------             ------------
From capital
 transactions:
 Net purchase
   payments                           7,126,941                   340,763                  444,581                4,201,245
 Net investment
   division
   transfers                        (57,676,965)             (102,106,480)              (9,568,544)             (22,149,842)
 Other net transfers                 (2,355,902)              (15,481,724)                (399,170)              (1,012,587)
                                   ------------             -------------              -----------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                   (52,905,926)             (117,247,441)              (9,523,133)             (18,961,184)
                                   ------------             -------------              -----------             ------------
    NET CHANGE IN
     NET ASSETS                     (51,491,800)             (110,888,214)              (8,933,089)             (18,890,251)
NET ASSETS -
 BEGINNING OF PERIOD                 51,491,800               110,888,214                8,933,089               18,890,251
                                   ------------             -------------              -----------             ------------
NET ASSETS - END OF
 PERIOD                            $          -             $           -              $         -             $          -
                                   ============             =============              ===========             ============

(h) For the period January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           Russell
                       -------------------------------------------------------------------------------------
                           Multi-Style Equity           Aggressive Equity                 Non-U.S.
                                  Fund                        Fund                          Fund
                       --------------------------  --------------------------    --------------------------
                           2005          2004          2005            2004          2005          2004
                       ------------  ------------  ------------    ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (91,525) $   (257,355) $    593,061    $    189,789  $     27,655  $     78,933
 Net realized gains
   (losses) from
   security
   transactions          (1,589,591)   (1,978,156)      396,472         264,429       295,360      (350,261)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         3,472,255     5,314,451      (684,069)        625,829     1,186,758     2,696,243
                       ------------  ------------  ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           1,791,139     3,078,940       305,464       1,080,047     1,509,773     2,424,915
                       ------------  ------------  ------------    ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  30,478       178,724         9,050          25,937         5,439        48,750
 Net investment
   division
   transfers               (550,699)     (162,371)     (163,049)       (312,457)     (322,888)     (877,023)
 Other net transfers    (10,919,565)   (7,378,768)   (2,239,536)     (1,615,885)   (4,379,913)   (3,185,448)
                       ------------  ------------  ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (11,439,786)   (7,362,415)   (2,393,535)     (1,902,405)   (4,697,362)   (4,013,721)
                       ------------  ------------  ------------    ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS          (9,648,647)   (4,283,475)   (2,088,071)       (822,358)   (3,187,589)   (1,588,806)
NET ASSETS -
 BEGINNING OF PERIOD     39,185,661    43,469,136     8,807,286       9,629,644    16,017,662    17,606,468
                       ------------  ------------  ------------    ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 29,537,014  $ 39,185,661  $  6,719,215    $  8,807,286  $ 12,830,073  $ 16,017,662
                       ============  ============  ============    ============  ============  ============

                       -------------------------
                                Core Bond
                                  Fund
                       --------------------------
                           2005          2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    689,402  $    704,177
 Net realized gains
   (losses) from
   security
   transactions              67,013       180,145
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (625,342)      (93,968)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             131,073       790,354
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   5,279        50,809
 Net investment
   division
   transfers                364,714      (360,293)
 Other net transfers     (4,910,548)   (5,281,016)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (4,540,555)   (5,590,500)
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS          (4,409,482)   (4,800,146)
NET ASSETS -
 BEGINNING OF PERIOD     23,779,833    28,579,979
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 19,370,351  $ 23,779,833
                       ============  ============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                   Russell                                                           AIM
                       ------------------------------  ---------------------------------------------------------------
                                 Real Estate                       Capital                         Capital
                               Securities Fund                Appreciation Fund              Appreciation Fund B
                       ------------------------------  ------------------------------  ------------------------------
                            2005            2004            2005            2004            2005            2004
                       --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      313,859  $      241,696  $     (341,887) $     (418,828) $      (12,063) $      (12,342)
 Net realized gains
   (losses) from
   security
   transactions               481,094         307,357      (2,412,448)     (2,982,537)          9,275          43,052
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            (431,668)        467,631       4,400,679       4,731,811          64,010          (2,249)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               363,285       1,016,684       1,646,344       1,330,446          61,222          28,461
                       --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                     7,192          39,153          58,118          63,518          45,712          30,528
 Net investment
   division
   transfers                  (96,759)       (122,303)     (2,134,857)     (2,550,410)         42,827         (70,232)
 Other net transfers         (909,928)       (500,717)     (4,085,955)     (3,227,490)        (17,332)        (68,950)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions            (999,495)       (583,867)     (6,162,694)     (5,714,382)         71,207        (108,654)
                       --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS              (636,210)        432,817      (4,516,350)     (4,383,936)        132,429         (80,193)
NET ASSETS -
 BEGINNING OF PERIOD        3,860,845       3,428,028      28,901,239      33,285,175         805,445         885,638
                       --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $    3,224,635  $    3,860,845  $   24,384,889  $   28,901,239  $      937,874  $      805,445
                       ==============  ==============  ==============  ==============  ==============  ==============

                       -------------------------------
                                International
                                 Growth Fund
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      (44,042) $      (40,440)
 Net realized gains
   (losses) from
   security
   transactions               514,556         342,965
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments             482,458         783,799
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               952,972       1,086,324
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                    60,594          12,369
 Net investment
   division
   transfers                1,033,134        (196,277)
 Other net transfers       (1,069,308)       (598,835)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions              24,420        (782,743)
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS               977,392         303,581
NET ASSETS -
 BEGINNING OF PERIOD        5,689,463       5,385,882
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $    6,666,855  $    5,689,463
                       ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                             AIM
                       -------------------------------------------------------------------------------
                          International Growth           Premier Equity             Premier Equity
                                 Fund B                       Fund                      Fund B
                       --------------------------  --------------------------  -----------------------
                           2005          2004        2005 (d)        2004                   2004 (g)
                       ------------  ------------  ------------  ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (19,266) $     (3,244) $     (6,872) $   (243,514)            $     (6,246)
 Net realized gains
   (losses) from
   security
   transactions             173,194         7,833        27,125   (23,619,770)                 147,228
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           647,230        79,188       (77,376)   22,753,492                 (176,849)
                       ------------  ------------  ------------  ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             801,158        83,777       (57,123)   (1,109,792)                 (35,867)
                       ------------  ------------  ------------  ------------             ------------
From capital
 transactions:
 Net purchase
   payments               1,880,235       102,345         2,564        56,482                  115,746
 Net investment
   division
   transfers              3,609,731        80,847    (1,375,590)  (48,496,209)              (1,353,613)
 Other net transfers       (126,795)       (2,476)      (12,678)   (1,610,631)                 (36,090)
                       ------------  ------------  ------------  ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         5,363,171       180,716    (1,385,704)  (50,050,358)              (1,273,957)
                       ------------  ------------  ------------  ------------             ------------
    NET CHANGE IN
     NET ASSETS           6,164,329       264,493    (1,442,827)  (51,160,150)              (1,309,824)
NET ASSETS -
 BEGINNING OF PERIOD        530,469       265,976     1,442,827    52,602,977                1,309,824
                       ------------  ------------  ------------  ------------             ------------
NET ASSETS - END OF
 PERIOD                $  6,694,798  $    530,469  $          -  $  1,442,827             $          -
                       ============  ============  ============  ============             ============

                                Alliance
                       --------------------------
                          Bernstein Real Estate
                          Investment Portfolio
                       --------------------------
                         2005 (d)        2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (59,280) $    130,820
 Net realized gains
   (losses) from
   security
   transactions           6,099,204     1,400,139
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments        (6,651,283)    2,377,347
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            (611,359)    3,908,306
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  67,047        91,294
 Net investment
   division
   transfers            (13,332,135)   (1,147,781)
 Other net transfers       (582,602)   (1,673,062)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (13,847,690)   (2,729,549)
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS         (14,459,049)    1,178,757
NET ASSETS -
 BEGINNING OF PERIOD     14,459,049    13,280,292
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $          -  $ 14,459,049
                       ============  ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                      Alliance
                       ----------------------------------------------------------------------------------
                       Bernstein Real Estate Investment      Premier Growth           Premier Growth
                               Portfolio B                     Portfolio               Portfolio B
                       -------------------------------  -----------------------  -----------------------
                         2005 (d)           2004                     2004 (g)                 2004 (g)
                        ------------     ------------              ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (198,628)    $    322,337               $   (169,592)            $   (415,845)
 Net realized gains
   (losses) from
   security
   transactions          15,184,933        2,228,991                (19,202,285)               1,466,964
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments       (16,834,042)       9,159,306                 18,545,197               (3,373,114)
                        ------------     ------------              ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations          (1,847,737)      11,710,634                   (826,680)              (2,321,995)
                        ------------     ------------              ------------             ------------
From capital
 transactions:
 Net purchase
   payments                 637,940        4,753,856                    189,934                6,595,077
 Net investment
   division
   transfers            (42,488,392)      (4,939,227)               (34,643,857)             (79,889,820)
 Other net transfers       (660,900)      (1,689,281)                (1,169,564)              (1,105,427)
                        ------------     ------------              ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (42,511,352)      (1,874,652)               (35,623,487)             (74,400,170)
                        ------------     ------------              ------------             ------------
    NET CHANGE IN
     NET ASSETS         (44,359,089)       9,835,982                (36,450,167)             (76,722,165)
NET ASSETS -
 BEGINNING OF PERIOD     44,359,089       34,523,107                 36,450,167               76,722,165
                        ------------     ------------              ------------             ------------
NET ASSETS - END OF
 PERIOD                $          -     $ 44,359,089               $                        $          -
                        ============     ============              ============             ============

                       ------------------------
                         Bernstein Small-Cap
                             Portfolio B
                       -----------------------
                                    2004 (g)
                                  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                  $    (10,398)
 Net realized gains
   (losses) from
   security
   transactions                        593,152
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                     (565,412)
                                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                         17,342
                                  ------------
From capital
 transactions:
 Net purchase
   payments                             21,418
 Net investment
   division
   transfers                        (2,164,385)
 Other net transfers                   (21,521)
                                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                   (2,164,488)
                                  ------------
    NET CHANGE IN
     NET ASSETS                     (2,147,146)
NET ASSETS -
 BEGINNING OF PERIOD                 2,147,146
                                  ------------
NET ASSETS - END OF
 PERIOD                           $          -
                                  ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                 Alliance                     Liberty
                       ---------------------------  ---------------------------
                             Bernstein Value             Newport Tiger Fund
                               Portfolio B                Variable Series
                       ---------------------------  ---------------------------
                                       2004 (g)                     2004 (g)
                                    --------------               --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                    $       (5,437)              $       (3,012)
 Net realized gains
   (losses) from
   security
   transactions                            216,151                       98,477
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                         (210,955)                    (101,754)
                                    --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                               (241)                      (6,289)
                                    --------------               --------------
From capital
 transactions:
 Net purchase
   payments                                 10,250                          205
 Net investment
   division
   transfers                            (1,160,886)                    (606,780)
 Other net transfers                       (13,200)                     (38,991)
                                    --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                       (1,163,836)                    (645,566)
                                    --------------               --------------
    NET CHANGE IN
     NET ASSETS                         (1,164,077)                    (651,855)
NET ASSETS -
 BEGINNING OF PERIOD                     1,164,077                      651,855
                                    --------------               --------------
NET ASSETS - END OF
 PERIOD                             $            -               $            -
                                    ==============               ==============

                                             Goldman Sachs
                       --------------------------------------------------------
                            Growth and Income           International Equity
                                   Fund                         Fund
                       ---------------------------  ---------------------------
                                       2004 (g)                     2004 (g)
                                    --------------               --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                    $      (21,453)              $       (9,411)
 Net realized gains
   (losses) from
   security
   transactions                           (118,226)                    (525,927)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                          224,005                      483,225
                                    --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                             84,326                      (52,113)
                                    --------------               --------------
From capital
 transactions:
 Net purchase
   payments                                  1,397                          444
 Net investment
   division
   transfers                            (4,438,165)                  (1,892,851)
 Other net transfers                      (153,060)                     (97,820)
                                    --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                       (4,589,828)                  (1,990,227)
                                    --------------               --------------
    NET CHANGE IN
     NET ASSETS                         (4,505,502)                  (2,042,340)
NET ASSETS -
 BEGINNING OF PERIOD                     4,505,502                    2,042,340
                                    --------------               --------------
NET ASSETS - END OF
 PERIOD                             $            -               $            -
                                    ==============               ==============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                        Scudder II
                       -----------------------------------------------------------------------------------
                            Small-Cap Growth          Government Securities      Dreman Small-Cap Value
                                Portfolio                   Portfolio                   Portfolio
                       --------------------------  --------------------------  --------------------------
                           2005          2004          2005          2004        2005 (d)        2004
                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (23,773) $    (28,014) $     70,713  $     60,899  $    368,275  $    (21,207)
 Net realized gains
   (losses) from
   security
   transactions            (195,522)     (189,425)       10,285        31,407     1,138,549       760,552
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           299,744       386,880       (59,816)      (38,108)   (1,746,039)      225,199
                       ------------  ------------  ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              80,449       169,441        21,182        54,198      (239,215)      964,544
                       ------------  ------------  ------------  ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  45,703        20,412         9,163         2,740        42,783        21,990
 Net investment
   division
   transfers               (109,515)     (133,613)     (188,166)     (439,935)   (3,802,535)   (1,309,405)
 Other net transfers       (328,884)     (249,568)     (333,783)     (380,162)     (225,977)     (965,891)
                       ------------  ------------  ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (392,696)     (362,769)     (512,786)     (817,357)   (3,985,729)   (2,253,306)
                       ------------  ------------  ------------  ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS            (312,247)     (193,328)     (491,604)     (763,159)   (4,224,944)   (1,288,762)
NET ASSETS -
 BEGINNING OF PERIOD      1,918,049     2,111,377     2,237,156     3,000,315     4,224,944     5,513,706
                       ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $  1,605,802  $  1,918,049  $  1,745,552  $  2,237,156  $          -  $  4,224,944
                       ============  ============  ============  ============  ============  ============

                       ------------------------
                       Dreman High Return Equity
                              Portfolio
                       -----------------------
                                     2004 (g)
                                   ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $      3,057
 Net realized gains
   (losses) from
   security
   transactions                          29,617
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                       (32,985)
                                   ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                            (311)
                                   ------------
From capital
 transactions:
 Net purchase
   payments                                   -
 Net investment
   division
   transfers                           (222,282)
 Other net transfers                    (13,907)
                                   ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                      (236,189)
                                   ------------
    NET CHANGE IN
     NET ASSETS                        (236,500)
NET ASSETS -
 BEGINNING OF PERIOD                    236,500
                                   ------------
NET ASSETS - END OF
 PERIOD                            $          -
                                   ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                             MFS
                       -----------------------------------------------------------------------------------
                             Investors Trust               High Income                 High Income
                                Series B                     Series                     Series B
                       --------------------------  --------------------------  --------------------------
                           2005          2004        2005 (d)        2004        2005 (d)        2004
                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (158,010) $   (172,078) $    473,984  $    309,225  $  2,744,630  $  1,256,674
 Net realized gains
   (losses) from
   security
   transactions             266,055        39,401      (372,497)      (17,051)      490,586       277,422
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           527,707     1,372,535      (347,120)      329,910    (4,705,540)    1,473,366
                       ------------  ------------  ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             635,752     1,239,858      (245,633)      622,084    (1,470,324)    3,007,462
                       ------------  ------------  ------------  ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  24,255        83,525        28,282        71,348     1,103,358     5,389,826
 Net investment
   division
   transfers             (1,594,811)   (3,983,539)   (7,408,703)     (529,541)  (43,713,090)    2,200,898
 Other net transfers       (717,657)   (1,041,872)     (572,397)   (1,689,660)     (740,276)   (1,802,656)
                       ------------  ------------  ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (2,288,213)   (4,941,886)   (7,952,818)   (2,147,853)  (43,350,008)    5,788,068
                       ------------  ------------  ------------  ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS          (1,652,461)   (3,702,028)   (8,198,451)   (1,525,769)  (44,820,332)    8,795,530
NET ASSETS -
 BEGINNING OF PERIOD     14,391,711    18,093,739     8,198,451     9,724,220    44,820,332    36,024,802
                       ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 12,739,250  $ 14,391,711  $          -  $  8,198,451  $          -  $ 44,820,332
                       ============  ============  ============  ============  ============  ============

                       ---------------------------
                             Investors Trust
                                 Series
                       --------------------------
                         2005 (d)        2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     14,091  $   (146,651)
 Net realized gains
   (losses) from
   security
   transactions          (1,788,294)     (864,173)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           997,464     2,702,730
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            (776,739)    1,691,906
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                 118,833       187,155
 Net investment
   division
   transfers            (17,351,601)   (1,450,111)
 Other net transfers       (947,139)   (2,853,364)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (18,179,907)   (4,116,320)
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS         (18,956,646)   (2,424,414)
NET ASSETS -
 BEGINNING OF PERIOD     18,956,646    21,381,060
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $          -  $ 18,956,646
                       ============  ============

(d) For the period January 1, 2005 to April 29, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          MFS
                       ------------------------------------------------------------------------------------
                              New Discovery               New Discovery                  Bond
                                 Series                     Series B                    Series
                       --------------------------  --------------------------  ------------------------
                         2005 (d)        2004        2005 (d)        2004                       2004 (g)
                       ------------  ------------  ------------  ------------                 ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (31,031) $   (103,402) $   (227,253) $   (647,634)                $     48,257
 Net realized gains
   (losses) from
   security
   transactions            (402,280)      (12,906)    1,073,833       132,697                       30,549
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (588,203)      388,789    (7,845,305)    3,090,909                      (76,482)
                       ------------  ------------  ------------  ------------                 ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations          (1,021,514)      272,481    (6,998,725)    2,575,972                        2,324
                       ------------  ------------  ------------  ------------                 ------------
From capital
 transactions:
 Net purchase
   payments                  85,433       107,209       500,699     6,477,295                          450
 Net investment
   division
   transfers             (6,262,784)      511,478   (44,589,556)    5,727,983                     (912,465)
 Other net transfers       (189,155)     (925,059)     (688,280)   (1,813,519)                    (106,878)
                       ------------  ------------  ------------  ------------                 ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (6,366,506)     (306,372)  (44,777,137)   10,391,759                   (1,018,893)
                       ------------  ------------  ------------  ------------                 ------------
    NET CHANGE IN
     NET ASSETS          (7,388,020)      (33,891)  (51,775,862)   12,967,731                   (1,016,569)
NET ASSETS -
 BEGINNING OF PERIOD      7,388,020     7,421,911    51,775,862    38,808,131                    1,016,569
                       ------------  ------------  ------------  ------------                 ------------
NET ASSETS - END OF
 PERIOD                $          -  $  7,388,020  $          -  $ 51,775,862                 $          -
                       ============  ============  ============  ============                 ============

                       ---------------------
                               Research
                                Series
                       -----------------------
                                    2004 (g)
                                  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                  $     60,002
 Net realized gains
   (losses) from
   security
   transactions                     (4,238,927)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                    4,316,676
                                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                        137,751
                                  ------------
From capital
 transactions:
 Net purchase
   payments                             20,347
 Net investment
   division
   transfers                       (10,195,745)
 Other net transfers                  (384,245)
                                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                  (10,559,643)
                                  ------------
    NET CHANGE IN
     NET ASSETS                    (10,421,892)
NET ASSETS -
 BEGINNING OF PERIOD                10,421,892
                                  ------------
NET ASSETS - END OF
 PERIOD                           $          -
                                  ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                        MFS
                       -----------------------------------------------------------------------------------------------------
                               Research              Emerging Growth           Emerging Growth          Strategic Income
                               Series B                  Series                   Series B                   Series
                       -----------------------  ------------------------  ------------------------  ------------------------
                                    2004 (g)                  2004 (g)                  2004 (g)                  2004 (g)
                                  ------------              ------------              ------------              ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                  $      5,171              $    (54,941)             $     (5,675)             $     76,359
 Net realized gains
   (losses) from
   security
   transactions                         81,723                (5,546,123)                   26,660                    68,190
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                      (70,128)                5,701,490                   (20,337)                 (145,014)
                                  ------------              ------------              ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                         16,766                   100,426                       648                      (465)
                                  ------------              ------------              ------------              ------------
From capital
 transactions:
 Net purchase
   payments                              1,322                    92,109                    48,291                         -
 Net investment
   division
   transfers                        (1,418,020)              (11,531,875)               (1,059,941)               (1,704,277)
 Other net transfers                    (9,857)                 (413,873)                   (7,611)                  (35,485)
                                  ------------              ------------              ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                   (1,426,555)              (11,853,639)               (1,019,261)               (1,739,762)
                                  ------------              ------------              ------------              ------------
    NET CHANGE IN
     NET ASSETS                     (1,409,789)              (11,753,213)               (1,018,613)               (1,740,227)
NET ASSETS -
 BEGINNING OF PERIOD                 1,409,789                11,753,213                 1,018,613                 1,740,227
                                  ------------              ------------              ------------              ------------
NET ASSETS - END OF
 PERIOD                           $          -              $          -              $          -              $          -
                                  ============              ============              ============              ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                  MFS                                                      MetLife
                       -------------------------  -----------------------------------------------------------
                            Strategic Income              Davis Venture                 Davis Venture
                                Series B                  Value Fund A                  Value Fund E
                       -------------------------  ----------------------------  ----------------------------
                                      2004 (g)         2005           2004           2005           2004
                                   -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $     303,364  $     (29,668) $     (20,454) $  (2,826,840) $  (3,131,747)
 Net realized gains
   (losses) from
   security
   transactions                          (44,494)        67,046         25,332      7,153,719     18,739,059
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                       (284,913)       330,152        254,756     18,190,742     13,292,529
                                   -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                          (26,043)       367,530        259,634     22,517,621     28,899,841
                                   -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase
   payments                              328,132        159,970         28,193     30,545,339     75,903,636
 Net investment
   division
   transfers                          (6,001,197)     1,973,479      1,577,766     (8,270,953)    12,077,125
 Other net transfers                     (53,042)      (598,747)      (602,690)   (13,309,698)   (10,537,994)
                                   -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                     (5,726,107)     1,534,702      1,003,269      8,964,688     77,442,767
                                   -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN
     NET ASSETS                       (5,752,150)     1,902,232      1,262,903     31,482,309    106,342,608
NET ASSETS -
 BEGINNING OF PERIOD                   5,752,150      3,035,481      1,772,578    271,119,928    164,777,320
                                   -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                            $           -  $   4,937,713  $   3,035,481  $ 302,602,237  $ 271,119,928
                                   =============  =============  =============  =============  =============

                       -----------------------------
                          Harris Oakmark Focused
                                  Value B
                       ----------------------------
                            2005           2004
                       -------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (590,384) $    (680,207)
 Net realized gains
   (losses) from
   security
   transactions            5,491,280     12,587,608
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          1,518,195     (3,550,531)
                       -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            6,419,091      8,356,870
                       -------------  -------------
From capital
 transactions:
 Net purchase
   payments                4,922,747     36,667,545
 Net investment
   division
   transfers             (17,365,984)   (51,899,556)
 Other net transfers      (4,195,887)    (4,424,544)
                       -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (16,639,124)   (19,656,555)
                       -------------  -------------
    NET CHANGE IN
     NET ASSETS          (10,220,033)   (11,299,685)
NET ASSETS -
 BEGINNING OF PERIOD      99,304,225    110,603,910
                       -------------  -------------
NET ASSETS - END OF
 PERIOD                $  89,084,192  $  99,304,225
                       =============  =============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          MetLife
                       ---------------------------------------------------------------------------------
                            Jennison Growth            Jennison Growth           MFS Investors Trust
                               Portfolio                 Portfolio B                  Series B
                       ------------------------- --------------------------  --------------------------
                         2005 (c)                    2005          2004          2005          2004
                       ------------              ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (3,128)             $ (1,220,996) $ (1,500,826) $   (500,948) $   (498,066)
 Net realized gains
   (losses) from
   security
   transactions               4,833                 2,960,718     7,611,191     1,311,138     1,897,970
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            59,472                 7,204,007     1,439,585     1,173,339     2,165,902
                       ------------              ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              61,177                 8,943,729     7,549,950     1,983,529     3,565,806
                       ------------              ------------  ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                       -                 6,293,478    30,427,958       525,091     4,873,392
 Net investment
   division
   transfers                309,126                (5,258,800)  (15,148,675)   (3,517,084)   (8,245,072)
 Other net transfers        (25,393)               (3,392,563)   (3,729,454)   (2,179,825)   (1,858,570)
                       ------------              ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           283,733                (2,357,885)   11,549,829    (5,171,818)   (5,230,250)
                       ------------              ------------  ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS             344,910                 6,585,844    19,099,779    (3,188,289)   (1,664,444)
NET ASSETS -
 BEGINNING OF PERIOD              -                79,365,969    60,266,190    42,439,328    44,103,772
                       ------------              ------------  ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $    344,910              $ 85,951,813  $ 79,365,969  $ 39,251,039  $ 42,439,328
                       ============              ============  ============  ============  ============

                       ---------------------------
                            MFS Total Return
                                Series A
                       --------------------------
                           2005          2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     76,034  $     75,116
 Net realized gains
   (losses) from
   security
   transactions              73,009         4,911
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           (61,640)      283,500
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              87,403       363,527
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  77,543        17,255
 Net investment
   division
   transfers              1,392,501     2,232,610
 Other net transfers     (1,190,881)     (422,629)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           279,163     1,827,236
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS             366,566     2,190,763
NET ASSETS -
 BEGINNING OF PERIOD      4,660,924     2,470,161
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $  5,027,490  $  4,660,924
                       ============  ============

(c) For the period May 1, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           MetLife
                       ---------------------------------------------------------------------------------------------
                            MFS Total Return           Capital Guardian U.S. Equity   Capital Guardian U.S. Equity
                                Series B                        Series A                       Series B
                       --------------------------      --------------------------     --------------------------
                           2005            2004            2005           2004            2005           2004
                       ------------    ------------    ------------   ------------    ------------   ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    653,876    $    445,200    $ (1,250,232)  $   (155,885)   $   (872,261)  $    (90,101)
 Net realized gains
   (losses) from
   security
   transactions             161,534         109,646         922,088        149,458         738,619        241,126
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           164,415       2,183,681       3,664,328      4,051,741       3,643,515      3,698,143
                       ------------    ------------    ------------   ------------    ------------   ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             979,825       2,738,527       3,336,184      4,045,314       3,509,873      3,849,168
                       ------------    ------------    ------------   ------------    ------------   ------------
From capital
 transactions:
 Net purchase
   payments               8,080,006       6,274,112         327,114        122,576       7,471,734      9,980,814
 Net investment
   division
   transfers             18,686,605      12,422,650      (2,388,784)    99,510,725      13,404,560     24,890,472
 Other net transfers     (3,727,919)     (1,904,996)    (19,771,721)    (2,763,026)     (5,293,194)    (2,257,479)
                       ------------    ------------    ------------   ------------    ------------   ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        23,038,692      16,791,766     (21,833,391)    96,870,275      15,583,100     32,613,807
                       ------------    ------------    ------------   ------------    ------------   ------------
    NET CHANGE IN
     NET ASSETS          24,018,517      19,530,293     (18,497,207)   100,915,589      19,092,973     36,462,975
NET ASSETS -
 BEGINNING OF PERIOD     36,175,326      16,645,033     103,465,965      2,550,376      63,549,045     27,086,070
                       ------------    ------------    ------------   ------------    ------------   ------------
NET ASSETS - END OF
 PERIOD                $ 60,193,843    $ 36,175,326    $ 84,968,758   $103,465,965    $ 82,642,018   $ 63,549,045
                       ============    ============    ============   ============    ============   ============

                       -----------------
                       Putnam International Stock
                                Portfolio
                       --------------------------
                           2005            2004
                       ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (3,138)   $       (758)
 Net realized gains
   (losses) from
   security
   transactions              22,541          (3,631)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            45,088          64,881
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              64,491          60,492
                       ------------    ------------
From capital
 transactions:
 Net purchase
   payments                       -             353
 Net investment
   division
   transfers                  2,766         153,976
 Other net transfers       (101,851)        (33,567)
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           (99,085)        120,762
                       ------------    ------------
    NET CHANGE IN
     NET ASSETS             (34,594)        181,254
NET ASSETS -
 BEGINNING OF PERIOD        439,823         258,569
                       ------------    ------------
NET ASSETS - END OF
 PERIOD                $    405,229    $    439,823
                       ============    ============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                         MetLife
                       ----------------------------------------------------------------------------------------------
                       Putnam International Stock        BlackRock Money Market         BlackRock Money Market
                               Portfolio B                      Portfolio                     Portfolio B
                       --------------------------      --------------------------      -------------------------
                           2005            2004            2005            2004          2005 (c)
                       ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (124,222)   $    (17,147)   $    245,561    $    (88,845)   $    377,766
 Net realized gains
   (losses) from
   security
   transactions             547,476         547,968               -               -               -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         1,424,394       1,289,222               -               -               -
                       ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           1,847,648       1,820,043         245,561         (88,845)        377,766
                       ------------    ------------    ------------    ------------    ------------
From capital
 transactions:
 Net purchase
   payments                 368,073         631,476         349,024         102,896       8,735,210
 Net investment
   division
   transfers             (1,063,029)     (2,067,305)      7,079,445      12,135,455      42,748,906
 Other net transfers       (528,517)       (593,144)    (13,535,864)    (13,746,495)     (8,735,095)
                       ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (1,223,473)     (2,028,973)     (6,107,395)     (1,508,144)     42,749,021
                       ------------    ------------    ------------    ------------    ------------
    NET CHANGE IN
     NET ASSETS             624,175        (208,930)     (5,861,834)     (1,596,989)     43,126,787
NET ASSETS -
 BEGINNING OF PERIOD     12,911,839      13,120,769      20,502,724      22,099,713               -
                       ------------    ------------    ------------    ------------    ------------
NET ASSETS - END OF
 PERIOD                $ 13,536,014    $ 12,911,839    $ 14,640,890    $ 20,502,724    $ 43,126,787
                       ============    ============    ============    ============    ============

                       -------------
                              Stock Index
                               Portfolio
                       -------------------------
                         2005 (c)
                       ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (6,466)
 Net realized gains
   (losses) from
   security
   transactions               8,220
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            53,450
                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              55,204
                       ------------
From capital
 transactions:
 Net purchase
   payments                       -
 Net investment
   division
   transfers                706,011
 Other net transfers       (116,331)
                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           589,680
                       ------------
    NET CHANGE IN
     NET ASSETS             644,884
NET ASSETS -
 BEGINNING OF PERIOD              -
                       ------------
NET ASSETS - END OF
 PERIOD                $    644,884
                       ============

(c) For the period May 1, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           MetLife
                       -----------------------------------------------------------------------------------------
                               Stock Index              BlackRock Bond Income         BlackRock Bond Income
                               Portfolio B                     Class A                       Class B
                       --------------------------    --------------------------    --------------------------
                           2005            2004          2005          2004 (e)        2005        2004 (f)
                       ------------    ------------  ------------    ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (123,012)   $   (283,472) $    389,224    $    (99,591) $    295,507  $     (1,839)
 Net realized gains
   (losses) from
   security
   transactions           1,443,952         728,516        44,626          45,709        (8,203)            -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (300,970)      2,043,752      (338,353)        435,451      (218,314)        5,119
                       ------------    ------------  ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           1,019,970       2,488,796        95,497         381,569        68,990         3,280
                       ------------    ------------  ------------    ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments               3,442,075       8,592,198       132,546          50,645     4,891,645       494,854
 Net investment
   division
   transfers             (1,415,776)        421,264     1,200,036      11,058,738    15,765,797     1,499,434
 Other net transfers     (1,810,617)     (1,183,488)   (1,540,899)     (1,631,146)     (557,866)      (18,981)
                       ------------    ------------  ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           215,682       7,829,974      (208,317)      9,478,237    20,099,576     1,975,307
                       ------------    ------------  ------------    ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS           1,235,652      10,318,770      (112,820)      9,859,806    20,168,566     1,978,587
NET ASSETS -
 BEGINNING OF PERIOD     34,452,591      24,133,821     9,859,806               -     1,978,587             -
                       ------------    ------------  ------------    ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 35,688,243    $ 34,452,591  $  9,746,986    $  9,859,806  $ 22,147,153  $  1,978,587
                       ============    ============  ============    ============  ============  ============

                       ---------------------
                        BlackRock Strategic Value
                                 Class B
                       --------------------------
                           2005          2004 (e)
                       ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    251,138    $    (18,791)
 Net realized gains
   (losses) from
   security
   transactions             148,858           1,749
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (327,669)        565,008
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              72,327         547,966
                       ------------    ------------
From capital
 transactions:
 Net purchase
   payments                 230,222         820,325
 Net investment
   division
   transfers               (951,205)      3,671,497
 Other net transfers       (247,244)        (37,531)
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (968,227)      4,454,291
                       ------------    ------------
    NET CHANGE IN
     NET ASSETS            (895,900)      5,002,257
NET ASSETS -
 BEGINNING OF PERIOD      5,002,257               -
                       ------------    ------------
NET ASSETS - END OF
 PERIOD                $  4,106,357    $  5,002,257
                       ============    ============

(e) For the period May 3, 2004 to December 31, 2004
(f) For the period November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          MetLife
                       ----------------------------------------------------------------------------------------------
                       Franklin Templeton Small-Cap   Salomon Brothers Strategic Bond Salomon Brothers Strategic Bond
                               Portfolio B                      Class A                         Class B
                       --------------------------     ------------------------------  ------------------------------
                           2005         2004 (e)          2005          2004 (e)          2005          2004 (e)
                       ------------   ------------     ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     94,592   $     (8,503)   $     52,758    $    (13,980)   $    179,533    $    (55,304)
 Net realized gains
   (losses) from
   security
   transactions              64,621        (18,748)         26,275          12,753          40,980          29,066
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           795,326        181,578         (57,075)         85,943        (165,413)        329,131
                       ------------   ------------     ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             954,539        154,327          21,958          84,716          55,100         302,893
                       ------------   ------------     ------------    ------------    ------------    ------------
From capital
 transactions:
 Net purchase
   payments               4,703,337        298,859             694           4,932         227,188          39,946
 Net investment
   division
   transfers             11,473,659      1,239,045         217,716       1,517,266         (14,703)      5,097,012
 Other net transfers       (438,414)             -        (256,302)       (198,821)       (303,693)       (227,816)
                       ------------   ------------     ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        15,738,582      1,537,904         (37,892)      1,323,377         (91,208)      4,909,142
                       ------------   ------------     ------------    ------------    ------------    ------------
    NET CHANGE IN
     NET ASSETS          16,693,121      1,692,231         (15,934)      1,408,093         (36,108)      5,212,035
NET ASSETS -
 BEGINNING OF PERIOD      1,692,231              -       1,408,093               -       5,212,035               -
                       ------------   ------------     ------------    ------------    ------------    ------------
NET ASSETS - END OF
 PERIOD                $ 18,385,352   $  1,692,231    $  1,392,159    $  1,408,093    $  5,175,927    $  5,212,035
                       ============   ============     ============    ============    ============    ============

                       -----------------------
                           Salomon Brothers
                        U.S. Government Class B
                       -------------------------
                         2005 (c)
                       ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $       (414)
 Net realized gains
   (losses) from
   security
   transactions                 (16)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments               180
                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                (250)
                       ------------
From capital
 transactions:
 Net purchase
   payments                  36,435
 Net investment
   division
   transfers                 32,126
 Other net transfers           (290)
                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions            68,271
                       ------------
    NET CHANGE IN
     NET ASSETS              68,021
NET ASSETS -
 BEGINNING OF PERIOD              -
                       ------------
NET ASSETS - END OF
 PERIOD                $     68,021
                       ============

(c) For the period May 1, 2005 to December 31, 2005
(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           MetLife
                       ---------------------------------------------------------------------------------------
                         T. Rowe Price Small-Cap     T. Rowe Price Small-Cap         T. Rowe Price Large-Cap
                                 Class A                     Class B                         Class A
                       --------------------------  --------------------------      --------------------------
                           2005        2004 (e)        2005          2004 (e)          2005        2004 (e)
                       ------------  ------------  ------------    ------------    ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (66,459) $    (43,385) $   (101,438)   $    (63,206)   $   (127,173) $   (142,368)
 Net realized gains
   (losses) from
   security
   transactions             150,084       (20,164)      101,783         (31,343)        334,741        19,431
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           342,376       393,320       625,374         572,874         521,196     1,559,340
                       ------------  ------------  ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             426,001       329,771       625,719         478,325         728,764     1,436,403
                       ------------  ------------  ------------    ------------    ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   9,474         2,009       146,510         169,628         137,763        72,755
 Net investment
   division
   transfers                545,705     4,944,405      (280,492)      6,707,088         642,907    16,546,638
 Other net transfers       (962,936)     (364,607)     (272,363)       (180,915)     (3,220,455)   (1,333,409)
                       ------------  ------------  ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (407,757)    4,581,807      (406,345)      6,695,801      (2,439,785)   15,285,984
                       ------------  ------------  ------------    ------------    ------------  ------------
    NET CHANGE IN
     NET ASSETS              18,244     4,911,578       219,374       7,174,126      (1,711,021)   16,722,387
NET ASSETS -
 BEGINNING OF PERIOD      4,911,578             -     7,174,126               -      16,722,387             -
                       ------------  ------------  ------------    ------------    ------------  ------------
NET ASSETS - END OF
 PERIOD                $  4,929,822  $  4,911,578  $  7,393,500    $  7,174,126    $ 15,011,366  $ 16,722,387
                       ============  ============  ============    ============    ============  ============

                       -----------------------
                         T. Rowe Price Large-Cap
                                 Class B
                       --------------------------
                           2005        2004 (e)
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (388,635) $   (175,551)
 Net realized gains
   (losses) from
   security
   transactions              36,255         5,689
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         2,542,545     2,579,088
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           2,190,165     2,409,226
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments               6,195,024     3,688,250
 Net investment
   division
   transfers              8,355,082    23,345,411
 Other net transfers     (1,548,793)     (481,893)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        13,001,313    26,551,768
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS          15,191,478    28,960,994
NET ASSETS -
 BEGINNING OF PERIOD     28,960,994             -
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 44,152,472  $ 28,960,994
                       ============  ============

(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                 MetLife
                       -------------------------------------------------------------------------------------------
                        Oppenheimer Global     Met/Putnam Voyager           Met/Putnam Voyager          MFS Research
                          Equity Class B            Portfolio                  Portfolio B               Managers B
                       --------------------- ----------------------      -----------------------    --------------------
                        2005 (c)              2005 (d)        2004         2005 (d)      2004                     2004 (g)
                       ----------            ----------    ----------    -----------  ----------                 ----------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $  (12,752)           $       75    $   (4,544)   $    (3,480) $  (34,771)                $     (205)
 Net realized gains
   (losses) from
   security
   transactions             3,423                 7,097         5,697       (141,378)     18,633                      9,938
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         295,446               (33,883)        8,834       (356,116)    267,425                     (9,945)
                       ----------            ----------    ----------    -----------  ----------                 ----------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           286,117               (26,711)        9,987       (500,974)    251,287                       (212)
                       ----------            ----------    ----------    -----------  ----------                 ----------
From capital
 transactions:
 Net purchase
   payments             1,076,461                     -           942        657,074   1,363,576                     28,440
 Net investment
   division
   transfers            3,980,598              (310,921)       13,655     (5,450,620)  2,569,850                   (155,381)
 Other net transfers      (44,526)               (3,130)      (60,429)       (78,674)   (295,182)                      (679)
                       ----------            ----------    ----------    -----------  ----------                 ----------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       5,012,533              (314,051)      (45,832)    (4,872,220)  3,638,244                   (127,620)
                       ----------            ----------    ----------    -----------  ----------                 ----------
    NET CHANGE IN
     NET ASSETS         5,298,650              (340,762)      (35,845)    (5,373,194)  3,889,531                   (127,832)
NET ASSETS -
 BEGINNING OF PERIOD            -               340,762       376,607      5,373,194   1,483,663                    127,832
                       ----------            ----------    ----------    -----------  ----------                 ----------
NET ASSETS - END OF
 PERIOD                $5,298,650            $        -    $  340,762    $         -  $5,373,194                 $        -
                       ==========            ==========    ==========    ===========  ==========                 ==========

(c) For the period May 1, 2005 to December 31, 2005
(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                      Oppenheimer
                       ----------------------------------------------------------------------------------------
                          Capital Appreciation       Main Street Growth & Income           High Income
                                  Fund                         Fund                           Fund
                       --------------------------    --------------------------     ------------------------
                         2005 (d)          2004                       2004 (g)                    2004 (g)
                       ------------    ------------                 ------------                ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     32,463    $    (87,983)                $     35,089                $    158,110
 Net realized gains
   (losses) from
   security
   transactions            (778,664)       (348,018)                  (1,194,726)                   (341,298)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           368,397         831,308                    1,113,828                     223,695
                       ------------    ------------                 ------------                ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            (377,804)        395,307                      (45,809)                     40,507
                       ------------    ------------                 ------------                ------------
From capital
 transactions:
 Net purchase
   payments                  10,203          29,844                       16,496                       2,135
 Net investment
   division
   transfers             (6,902,660)       (457,124)                  (9,175,000)                 (2,797,334)
 Other net transfers       (349,846)     (1,594,494)                    (233,886)                   (396,051)
                       ------------    ------------                 ------------                ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (7,242,303)     (2,021,774)                  (9,392,390)                 (3,191,250)
                       ------------    ------------                 ------------                ------------
    NET CHANGE IN
     NET ASSETS          (7,620,107)     (1,626,467)                  (9,438,199)                 (3,150,743)
NET ASSETS -
 BEGINNING OF PERIOD      7,620,107       9,246,574                    9,438,199                   3,150,743
                       ------------    ------------                 ------------                ------------
NET ASSETS - END OF
 PERIOD                $          -    $  7,620,107                 $          -                $          -
                       ============    ============                 ============                ============

                       ------------------
                                 Bond
                                 Fund
                       ------------------------
                                        2004 (g)
                                      ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $    503,517
 Net realized gains
   (losses) from
   security
   transactions                           (380,242)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                         (114,789)
                                      ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                              8,486
                                      ------------
From capital
 transactions:
 Net purchase
   payments                                109,614
 Net investment
   division
   transfers                           (11,690,334)
 Other net transfers                      (571,654)
                                      ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                      (12,152,374)
                                      ------------
    NET CHANGE IN
     NET ASSETS                        (12,143,888)
NET ASSETS -
 BEGINNING OF PERIOD                    12,143,888
                                      ------------
NET ASSETS - END OF
 PERIOD                               $          -
                                      ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                              Oppenheimer                                                Putnam
                       ------------------------    ---------------------------------------------------------------
                            Strategic Bond              Growth and Income               Growth and Income
                               Fund (g)                       Fund                           Fund B
                       ------------------------    --------------------------      --------------------------
                                     2004 (g)          2005            2004            2005            2004
                                   ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $    148,724    $     82,224    $     97,768    $      5,783    $      3,307
 Net realized gains
   (losses) from
   security
   transactions                          49,705           4,251        (399,273)         70,780          71,371
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                      (199,403)        585,928       2,152,078         112,709         215,402
                                   ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                            (974)        672,403       1,850,573         189,272         290,080
                                   ------------    ------------    ------------    ------------    ------------
From capital
 transactions:
 Net purchase
   payments                               1,775         202,690         213,039         652,792         429,564
 Net investment
   division
   transfers                         (3,105,844)       (628,806)     (1,088,840)        817,759         404,360
 Other net transfers                   (349,925)     (3,060,786)     (3,504,005)       (142,060)       (210,905)
                                   ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                    (3,453,994)     (3,486,902)     (4,379,806)      1,328,491         623,019
                                   ------------    ------------    ------------    ------------    ------------
    NET CHANGE IN
     NET ASSETS                      (3,454,968)     (2,814,499)     (2,529,233)      1,517,763         913,099
NET ASSETS -
 BEGINNING OF PERIOD                  3,454,968      19,778,623      22,307,856       3,525,865       2,612,766
                                   ------------    ------------    ------------    ------------    ------------
NET ASSETS - END OF
 PERIOD                            $          -    $ 16,964,124    $ 19,778,623    $  5,043,628    $  3,525,865
                                   ============    ============    ============    ============    ============

                       -------------------
                                  Vista
                                  Fund
                       --------------------------
                           2005            2004
                       ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (76,079)   $    (78,129)
 Net realized gains
   (losses) from
   security
   transactions            (435,786)       (642,916)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         1,064,374       1,609,899
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             552,509         888,854
                       ------------    ------------
From capital
 transactions:
 Net purchase
   payments                  61,878          22,444
 Net investment
   division
   transfers                 35,372        (282,742)
 Other net transfers       (873,169)       (664,653)
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (775,919)       (924,951)
                       ------------    ------------
    NET CHANGE IN
     NET ASSETS            (223,410)        (36,097)
NET ASSETS -
 BEGINNING OF PERIOD      5,726,427       5,762,524
                       ------------    ------------
NET ASSETS - END OF
 PERIOD                $  5,503,017    $  5,726,427
                       ============    ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           Putnam
                       -----------------------------------------------------------------------------------------
                                  Vista                     Equity Income               International Growth
                                 Fund B                        Fund B                           Fund
                       --------------------------    --------------------------      --------------------------
                           2005          2004            2005            2004          2005 (d)        2004
                       ------------  ------------    ------------    ------------    ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (10,217) $    (12,944)   $    156,031    $    (62,415)   $    231,356  $     80,864
 Net realized gains
   (losses) from
   security
   transactions              73,065        30,209          64,711          37,250      (1,008,003)     (923,980)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            (3,213)      108,535         712,596         990,165         251,221     3,478,127
                       ------------  ------------    ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              59,635       125,800         933,338         965,000        (525,426)    2,635,011
                       ------------  ------------    ------------    ------------    ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  38,213        74,631       3,507,755       2,749,442         236,432       222,350
 Net investment
   division
   transfers               (285,489)      (55,933)      9,908,371       5,737,192     (18,594,155)   (2,760,836)
 Other net transfers        (39,821)      (18,320)     (1,424,612)       (439,787)       (958,794)   (2,628,502)
                       ------------  ------------    ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (287,097)          378      11,991,514       8,046,847     (19,316,517)   (5,166,988)
                       ------------  ------------    ------------    ------------    ------------  ------------
    NET CHANGE IN
     NET ASSETS            (227,462)      126,178      12,924,852       9,011,847     (19,841,943)   (2,531,977)
NET ASSETS -
 BEGINNING OF PERIOD        889,827       763,649      11,601,025       2,589,178      19,841,943    22,373,920
                       ------------  ------------    ------------    ------------    ------------  ------------
NET ASSETS - END OF
 PERIOD                $    662,365  $    889,827    $ 24,525,877    $ 11,601,025    $          -  $ 19,841,943
                       ============  ============    ============    ============    ============  ============

                       ---------------------
                          International Equity
                                 Fund B
                       --------------------------
                         2005 (d)          2004
                       ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    340,522    $     82,279
 Net realized gains
   (losses) from
   security
   transactions           8,095,526       2,782,666
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments        (9,459,367)      2,003,275
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations          (1,023,319)      4,868,220
                       ------------    ------------
From capital
 transactions:
 Net purchase
   payments                  17,497       2,061,023
 Net investment
   division
   transfers            (35,754,796)    (17,316,331)
 Other net transfers       (579,328)     (2,000,116)
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (36,316,627)    (17,255,424)
                       ------------    ------------
    NET CHANGE IN
     NET ASSETS         (37,339,946)    (12,387,204)
NET ASSETS -
 BEGINNING OF PERIOD     37,339,946      49,727,150
                       ------------    ------------
NET ASSETS - END OF
 PERIOD                $          -    $ 37,339,946
                       ============    ============

(d) For the period January 1, 2005 to April 29, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                       Putnam
                       --------------------------------------------------------------------------------------
                               New Value                    New Value         International New Opportunities
                                 Fund                        Fund B                     Fund
                       ------------------------     ------------------------  ------------------------------
                                        2004 (g)                  2004 (g)                     2004 (g)
                                      ------------              ------------                  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $      9,737              $      2,595                 $     14,535
 Net realized gains
   (losses) from
   security
   transactions                            209,994                    94,869                     (115,242)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                         (211,156)                  (94,396)                      81,952
                                      ------------              ------------                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                              8,575                     3,068                      (18,755)
                                      ------------              ------------                  ------------
From capital
 transactions:
 Net purchase
   payments                                      -                     2,714                        3,339
 Net investment
   division
   transfers                            (1,683,306)                 (710,961)                  (2,014,108)
 Other net transfers                       (41,975)                  (11,466)                     (43,137)
                                      ------------              ------------                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                       (1,725,281)                 (719,713)                  (2,053,906)
                                      ------------              ------------                  ------------
    NET CHANGE IN
     NET ASSETS                         (1,716,706)                 (716,645)                  (2,072,661)
NET ASSETS -
 BEGINNING OF PERIOD                     1,716,706                   716,645                    2,072,661
                                      ------------              ------------                  ------------
NET ASSETS - END OF
 PERIOD                               $          -              $          -                 $          -
                                      ============              ============                  ============

                       ----------------------------
                       International New Opportunities
                                Fund B
                       ------------------------------
                                        2004 (g)
                                       ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $      1,407
 Net realized gains
   (losses) from
   security
   transactions                             62,013
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                          (65,338)
                                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                             (1,918)
                                       ------------
From capital
 transactions:
 Net purchase
   payments                                  2,225
 Net investment
   division
   transfers                              (307,355)
 Other net transfers                        (3,780)
                                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                         (308,910)
                                       ------------
    NET CHANGE IN
     NET ASSETS                           (310,828)
NET ASSETS -
 BEGINNING OF PERIOD                       310,828
                                       ------------
NET ASSETS - END OF
 PERIOD                               $          -
                                       ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          Templeton
                       -------------------------------------------------------------------------------------------
                            Growth Securities               Growth Securities            Foreign Securities
                                  Fund                           Fund B                         Fund
                       --------------------------      --------------------------    --------------------------
                           2005            2004            2005            2004          2005          2004
                       ------------    ------------    ------------    ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (3,848)   $     (3,272)   $     (4,412)   $     (2,730) $    (12,145) $    (36,532)
 Net realized gains
   (losses) from
   security
   transactions              62,326         (31,651)         39,470          30,423       562,740       218,158
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           130,159         427,844         103,364         242,639       709,690     2,066,245
                       ------------    ------------    ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             188,637         392,921         138,422         270,332     1,260,285     2,247,871
                       ------------    ------------    ------------    ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  16,885          15,529             196          10,202       170,092       180,793
 Net investment
   division
   transfers               (320,521)        179,053         (86,854)       (168,621)      346,154     1,115,848
 Other net transfers       (523,738)       (331,818)        (96,024)       (109,952)   (2,226,727)   (2,220,730)
                       ------------    ------------    ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (827,374)       (137,236)       (182,682)       (268,371)   (1,710,481)     (924,089)
                       ------------    ------------    ------------    ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS            (638,737)        255,685         (44,260)          1,961      (450,196)    1,323,782
NET ASSETS -
 BEGINNING OF PERIOD      3,058,094       2,802,409       2,031,588       2,029,627    15,157,187    13,833,405
                       ------------    ------------    ------------    ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $  2,419,357    $  3,058,094    $  1,987,328    $  2,031,588  $ 14,706,991  $ 15,157,187
                       ============    ============    ============    ============  ============  ============

                       -------------------
                           Foreign Securities
                                 Fund B
                       --------------------------
                           2005          2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (137,678) $   (103,317)
 Net realized gains
   (losses) from
   security
   transactions             397,028       158,207
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         3,886,589     5,005,428
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           4,145,939     5,060,318
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments               5,679,505     7,739,584
 Net investment
   division
   transfers              4,997,903    15,217,343
 Other net transfers     (1,972,705)     (881,950)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         8,704,703    22,074,977
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS          12,850,642    27,135,295
NET ASSETS -
 BEGINNING OF PERIOD     40,437,228    13,301,933
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 53,287,870  $ 40,437,228
                       ============  ============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                  Templeton
                       -------------------------------------------------------------------------------------------------------
                       Developing Markets Securities   Developing Markets Securities                  Global Income Securities
                                  Fund                           Fund B                                         Fund
                       ----------------------------    ----------------------------                   ------------------------
                           2005            2004            2005            2004                               2004 (g)
                       ------------    ------------    ------------    ------------                   ------------------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      1,239    $     39,750    $    (69,927)   $     83,822                         $     (5,775)
 Net realized gains
   (losses) from
   security
   transactions           1,038,603         442,815       1,557,317         422,937                              267,870
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           919,555       1,147,052       7,313,822       5,677,415                             (287,913)
                       ------------    ------------    ------------    ------------                         ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           1,959,397       1,629,617       8,801,212       6,184,174                              (25,818)
                       ------------    ------------    ------------    ------------                         ------------
From capital
 transactions:
 Net purchase
   payments                  94,712          66,300       3,514,291       4,756,452                                    -
 Net investment
   division
   transfers                 94,271        (301,430)     (1,893,900)      1,310,968                           (1,144,319)
 Other net transfers     (1,694,015)       (894,146)     (1,546,626)     (1,128,888)                            (123,624)
                       ------------    ------------    ------------    ------------                         ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (1,505,032)     (1,129,276)         73,765       4,938,532                           (1,267,943)
                       ------------    ------------    ------------    ------------                         ------------
    NET CHANGE IN
     NET ASSETS             454,365         500,341       8,874,977      11,122,706                           (1,293,761)
NET ASSETS -
 BEGINNING OF PERIOD      8,529,866       8,029,525      34,333,100      23,210,394                            1,293,761
                       ------------    ------------    ------------    ------------                         ------------
NET ASSETS - END OF
 PERIOD                $  8,984,231    $  8,529,866    $ 43,208,077    $ 34,333,100                         $          -
                       ============    ============    ============    ============                         ============

                       ----------------------------
                                  Global Income Securities
                                           Fund B
                                  ------------------------
                                          2004 (g)
                                  ------------------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                        $     (1,913)
 Net realized gains
   (losses) from
   security
   transactions                              100,364
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                           (108,700)
                                        ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                              (10,249)
                                        ------------
From capital
 transactions:
 Net purchase
   payments                                        -
 Net investment
   division
   transfers                                (454,554)
 Other net transfers                          (7,488)
                                        ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                           (462,042)
                                        ------------
    NET CHANGE IN
     NET ASSETS                             (472,291)
NET ASSETS -
 BEGINNING OF PERIOD                         472,291
                                        ------------
NET ASSETS - END OF
 PERIOD                                 $          -
                                        ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                    Templeton
                       ---------------------------------------------------------------------------------------------------
                          Franklin Small-Cap       Franklin Small-Cap    Mutual Shares Securities Mutual Shares Securities
                                 Fund                    Fund B                    Fund                    Fund B
                       -----------------------  -----------------------  -----------------------  ------------------------
                                    2004 (g)                 2004 (g)                 2004 (g)                  2004 (g)
                                  ------------             ------------             ------------              ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                  $    (22,951)            $    (31,985)            $    (50,741)             $   (123,399)
 Net realized gains
   (losses) from
   security
   transactions                       (401,504)                 680,139                1,231,279                 3,011,035
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                      446,555                 (655,847)              (1,032,976)               (2,564,400)
                                  ------------             ------------             ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                         22,100                   (7,693)                 147,562                   323,236
                                  ------------             ------------             ------------              ------------
From capital
 transactions:
 Net purchase
   payments                              5,867                  742,488                   19,749                 1,072,888
 Net investment
   division
   transfers                        (4,803,016)              (6,504,364)             (10,426,468)              (25,603,949)
 Other net transfers                  (221,894)                 (78,344)                (464,518)                 (343,457)
                                  ------------             ------------             ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                   (5,019,043)              (5,840,220)             (10,871,237)              (24,874,518)
                                  ------------             ------------             ------------              ------------
    NET CHANGE IN
     NET ASSETS                     (4,996,943)              (5,847,913)             (10,723,675)              (24,551,282)
NET ASSETS -
 BEGINNING OF PERIOD                 4,996,943                5,847,913               10,723,675                24,551,282
                                  ------------             ------------             ------------              ------------
NET ASSETS - END OF
 PERIOD                           $          -             $          -             $          -              $          -
                                  ============             ============             ============              ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                            Templeton
                       --------------------------------------------------
                       Franklin Large-Cap Growth Franklin Large-Cap Growth
                            Securities Fund          Securities Fund B
                       ------------------------  ------------------------
                                     2004 (g)                  2004 (g)
                                   ------------              ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $    (23,220)             $    (27,855)
 Net realized gains
   (losses) from
   security
   transactions                      (1,311,157)                  259,185
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                     1,343,957                  (229,028)
                                   ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                           9,580                     2,302
                                   ------------              ------------
From capital
 transactions:
 Net purchase
   payments                              21,718                     3,756
 Net investment
   division
   transfers                         (4,818,146)               (6,457,642)
 Other net transfers                   (303,893)                  (58,226)
                                   ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                    (5,100,321)               (6,512,112)
                                   ------------              ------------
    NET CHANGE IN
     NET ASSETS                      (5,090,741)               (6,509,810)
NET ASSETS -
 BEGINNING OF PERIOD                  5,090,741                 6,509,810
                                   ------------              ------------
NET ASSETS - END OF
 PERIOD                            $          -              $          -
                                   ============              ============

                                              Fidelity
                       ------------------------------------------------------
                                 Growth                      Growth
                                Portfolio                  Portfolio B
                       --------------------------  --------------------------
                           2005          2004          2005          2004
                       ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (16,418) $    (26,474) $   (748,858) $   (397,859)
 Net realized gains
   (losses) from
   security
   transactions            (245,998)     (179,954)      148,182       142,572
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           329,766       234,529     3,656,142     2,144,088
                       ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              67,350        28,101     3,055,466     1,888,801
                       ------------  ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   3,633        10,715     9,831,862     9,588,061
 Net investment
   division
   transfers               (288,816)      (55,832)   11,510,087    27,918,416
 Other net transfers       (376,087)     (256,729)   (2,634,502)     (974,721)
                       ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (661,270)     (301,846)   18,707,447    36,531,756
                       ------------  ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS            (593,920)     (273,745)   21,762,913    38,420,557
NET ASSETS -
 BEGINNING OF PERIOD      2,195,610     2,469,355    50,560,476    12,139,919
                       ------------  ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $  1,601,690  $  2,195,610  $ 72,323,389  $ 50,560,476
                       ============  ============  ============  ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          Fidelity
                       ---------------------------------------------------------------------------------------------
                          Growth Opportunities               Growth & Income                  Equity Income
                                Portfolio                       Portfolio                       Portfolio
                       --------------------------      --------------------------      --------------------------
                           2005            2004            2005            2004            2005          2004
                       ------------    ------------    ------------    ------------    ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (1,622)   $     (4,039)   $      6,004    $     (9,101)   $     66,777  $     10,947
 Net realized gains
   (losses) from
   security
   transactions             (36,102)        (44,412)        (43,995)        (39,851)         22,714         5,029
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            64,126          72,280         108,688         127,414         (22,186)      149,761
                       ------------    ------------    ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              26,402          23,829          70,697          78,462          67,305       165,737
                       ------------    ------------    ------------    ------------    ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   6,350             350           5,625           7,080             200         7,434
 Net investment
   division
   transfers                (19,186)        (31,854)       (106,368)       (102,688)         31,893        49,899
 Other net transfers       (122,773)        (70,883)       (609,193)       (249,672)       (333,403)     (384,669)
                       ------------    ------------    ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (135,609)       (102,387)       (709,936)       (345,280)       (301,310)     (327,336)
                       ------------    ------------    ------------    ------------    ------------  ------------
    NET CHANGE IN
     NET ASSETS            (109,207)        (78,558)       (639,239)       (266,818)       (234,005)     (161,599)
NET ASSETS -
 BEGINNING OF PERIOD        456,684         535,242       1,933,085       2,199,903       1,747,546     1,909,145
                       ------------    ------------    ------------    ------------    ------------  ------------
NET ASSETS - END OF
 PERIOD                $    347,477    $    456,684    $  1,293,846    $  1,933,085    $  1,513,541  $  1,747,546
                       ============    ============    ============    ============    ============  ============

                       -----------------
                               Contrafund
                                Portfolio
                       --------------------------
                         2005 (d)        2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (4,458) $    (33,995)
 Net realized gains
   (losses) from
   security
   transactions             257,472           122
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (362,488)      423,007
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            (109,474)      389,134
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   1,240         5,280
 Net investment
   division
   transfers             (3,058,650)       76,107
 Other net transfers        (77,828)     (678,291)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (3,135,238)     (596,904)
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS          (3,244,712)     (207,770)
NET ASSETS -
 BEGINNING OF PERIOD      3,244,712     3,452,482
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $          -  $  3,244,712
                       ============  ============

(d) For the period January 1, 2005 to April 29, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                              Fidelity                                         American Century
                       ------------------------------------------------------  ------------------------------------------------
                              Equity Income                High Income            Income and Growth          International
                               Portfolio B                 Portfolio B                   Fund                     Fund
                       --------------------------  --------------------------  -----------------------  -----------------------
                           2005          2004        2005 (d)        2004                   2004 (g)                 2004 (g)
                       ------------  ------------  ------------  ------------             ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    258,806  $      5,907  $     59,063  $     52,992             $    674,902             $        505
 Net realized gains
   (losses) from
   security
   transactions             351,620       221,824          (812)       20,166                7,155,292                   68,265
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (324,603)      345,554       (89,057)      (11,431)              (7,391,255)                 (65,734)
                       ------------  ------------  ------------  ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             285,823       573,285       (30,806)       61,727                  438,939                    3,036
                       ------------  ------------  ------------  ------------             ------------             ------------
From capital
 transactions:
 Net purchase
   payments                 431,296       801,996         5,659       112,316                  256,727                        -
 Net investment
   division
   transfers               (245,521)    1,240,049      (746,117)      (55,858)             (75,082,661)                (672,406)
 Other net transfers       (466,709)     (293,286)      (81,280)      (97,341)              (1,131,260)                  (6,781)
                       ------------  ------------  ------------  ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (280,934)    1,748,759      (821,738)      (40,883)             (75,957,194)                (679,187)
                       ------------  ------------  ------------  ------------             ------------             ------------
    NET CHANGE IN
     NET ASSETS               4,889     2,322,044      (852,544)       20,844              (75,518,255)                (676,151)
NET ASSETS -
 BEGINNING OF PERIOD      7,370,945     5,048,901       852,544       831,700               75,518,255                  676,151
                       ------------  ------------  ------------  ------------             ------------             ------------
NET ASSETS - END OF
 PERIOD                $  7,375,834  $  7,370,945  $          -  $    852,544             $          -             $          -
                       ============  ============  ============  ============             ============             ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                           American Century                                                Dreyfus
                       ------------------------       -----------------------------------------------------------
                                 Value                        Stock Index                   Stock Index
                                 Fund                            Fund                         Fund B
                       ------------------------       --------------------------    --------------------------
                                        2004 (g)        2005 (d)          2004        2005 (d)          2004
                                      ------------    ------------    ------------  ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $    198,243    $       (550)   $      3,022  $     (4,491)   $     (4,066)
 Net realized gains
   (losses) from
   security
   transactions                          2,551,824         (43,265)        (71,890)      340,574          50,504
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                       (2,303,445)          9,291         138,503      (458,314)        160,239
                                      ------------    ------------    ------------  ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                            446,622         (34,524)         69,635      (122,231)        206,677
                                      ------------    ------------    ------------  ------------    ------------
From capital
 transactions:
 Net purchase
   payments                                 52,150               -               -             -             390
 Net investment
   division
   transfers                           (16,089,481)       (784,946)        (85,651)   (2,496,593)       (340,175)
 Other net transfers                      (241,452)        (12,717)        (32,143)      (25,941)        (24,005)
                                      ------------    ------------    ------------  ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                      (16,278,783)       (797,663)       (117,794)   (2,522,534)       (363,790)
                                      ------------    ------------    ------------  ------------    ------------
    NET CHANGE IN
     NET ASSETS                        (15,832,161)       (832,187)        (48,159)   (2,644,765)       (157,113)
NET ASSETS -
 BEGINNING OF PERIOD                    15,832,161         832,187         880,346     2,644,765       2,801,878
                                      ------------    ------------    ------------  ------------    ------------
NET ASSETS - END OF
 PERIOD                               $          -    $          -    $    832,187  $          -    $  2,644,765
                                      ============    ============    ============  ============    ============

                       ---------------------
                           Disciplined Stock
                               Portfolio
                       ------------------------
                                        2004 (g)
                                      ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $       (506)
 Net realized gains
   (losses) from
   security
   transactions                            (25,365)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                           23,270
                                      ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                             (2,601)
                                      ------------
From capital
 transactions:
 Net purchase
   payments                                      -
 Net investment
   division
   transfers                              (113,416)
 Other net transfers                          (235)
                                      ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                         (113,651)
                                      ------------
    NET CHANGE IN
     NET ASSETS                           (116,252)
NET ASSETS -
 BEGINNING OF PERIOD                       116,252
                                      ------------
NET ASSETS - END OF
 PERIOD                               $          -
                                      ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

                                                         Dreyfus                                           Invesco
                       --------------------------------------------------------------------------  -----------------------
                           Disciplined Stock       Capital Appreciation     Capital Appreciation           Dynamics
                              Portfolio B               Portfolio               Portfolio B                  Fund
                       ------------------------  -----------------------  -----------------------  -----------------------
                                     2004 (g)                 2004 (g)                 2004 (g)                 2004 (g)
                                   ------------             ------------             ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $     (1,356)            $    (22,222)            $    (93,656)            $   (143,744)
 Net realized gains
   (losses) from
   security
   transactions                           3,492                 (434,320)               1,401,721                1,812,574
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                        (7,375)                 476,958               (1,236,158)              (1,350,743)
                                   ------------             ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                          (5,239)                  20,416                   71,907                  318,087
                                   ------------             ------------             ------------             ------------
From capital
 transactions:
 Net purchase
   payments                                   -                    3,487                   75,826                   99,499
 Net investment
   division
   transfers                           (281,466)              (4,967,878)             (19,342,074)             (29,352,996)
 Other net transfers                     (6,992)                 (70,114)                (340,502)                (460,181)
                                   ------------             ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                      (288,458)              (5,034,505)             (19,606,750)             (29,713,678)
                                   ------------             ------------             ------------             ------------
    NET CHANGE IN
     NET ASSETS                        (293,697)              (5,014,089)             (19,534,843)             (29,395,591)
NET ASSETS -
 BEGINNING OF PERIOD                    293,697                5,014,089               19,534,843               29,395,591
                                   ------------             ------------             ------------             ------------
NET ASSETS - END OF
 PERIOD                            $          -             $          -             $          -             $          -
                                   ============             ============             ============             ============

(g) For the period January 1, 2004 to April 30, 2004

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                              Invesco                                           PIMCO
                       --------------------  --------------------------------------------------------------------------
                            High Yield              High Yield               Low Duration         StocksPLUS Growth and
                               Fund                  Portfolio                 Portfolio            Income Portfolio
                       --------------------  ------------------------  ------------------------  ----------------------
                                  2004 (g)       2005         2004         2005         2004        2005        2004
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                $   365,717  $   392,133  $   229,666  $   165,904  $     1,786  $   11,798  $    3,890
 Net realized gains
   (losses) from
   security
   transactions                    (939,762)      35,062       90,761        6,770       65,147      25,203         (59)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                   620,775     (119,198)      (1,269)    (226,130)     (21,090)     (6,904)    122,281
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                      46,730      307,997      319,158      (53,456)      45,843      30,097     126,112
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions:
 Net purchase
   payments                             690    2,050,058      629,715      321,501    1,573,921      13,271     167,186
 Net investment
   division
   transfers                     (3,440,279)   5,637,030   (1,245,310)    (937,057)  (2,174,309)   (107,847)    103,137
 Other net transfers                (49,596)    (330,911)    (256,442)    (623,971)    (790,724)    (90,807)    (39,831)
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                (3,489,185)   7,356,177     (872,037)  (1,239,527)  (1,391,112)   (185,383)    230,492
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
    NET CHANGE IN
     NET ASSETS                  (3,442,455)   7,664,174     (552,879)  (1,292,983)  (1,345,269)   (155,286)    356,604
NET ASSETS -
 BEGINNING OF PERIOD              3,442,455    4,215,670    4,768,549   11,692,980   13,038,249   1,585,771   1,229,167
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS - END OF
 PERIOD                         $         -  $11,879,844  $ 4,215,670  $10,399,997  $11,692,980  $1,430,485  $1,585,771
                                ===========  ===========  ===========  ===========  ===========  ==========  ==========

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                  PIMCO                                Scudder I                           First American
                       --------------------------  -------------------------------------------------  -----------------------
                              Total Return               International            International            Equity Income
                                Portfolio                  Portfolio               Portfolio B              Portfolio B
                       --------------------------  ------------------------  -----------------------  -----------------------
                           2005          2004                    2004 (g)                 2004 (g)                 2004 (g)
                       ------------  ------------              ------------             ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $  1,038,643  $    632,598              $     20,007             $     45,278             $    (45,470)
 Net realized gains
   (losses) from
   security
   transactions             394,850       248,093                (1,080,227)               1,183,914                  750,768
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments        (1,112,817)      240,987                 1,089,607               (1,103,543)                (704,443)
                       ------------  ------------              ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             320,676     1,121,678                    29,387                  125,649                      855
                       ------------  ------------              ------------             ------------             ------------
From capital
 transactions:
 Net purchase
   payments                   9,119       332,724                     1,784                   48,958                    7,575
 Net investment
   division
   transfers             (3,680,889)      260,832                (2,445,994)              (9,409,091)             (12,118,606)
 Other net transfers     (2,856,011)   (2,664,856)                  (31,472)                (174,259)              (5,176,642)
                       ------------  ------------              ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (6,527,781)   (2,071,300)               (2,475,682)              (9,534,392)             (17,287,673)
                       ------------  ------------              ------------             ------------             ------------
    NET CHANGE IN
     NET ASSETS          (6,207,105)     (949,622)               (2,446,295)              (9,408,743)             (17,286,818)
NET ASSETS -
 BEGINNING OF PERIOD     34,640,594    35,590,216                 2,446,295                9,408,743               17,286,818
                       ------------  ------------              ------------             ------------             ------------
NET ASSETS - END OF
 PERIOD                $ 28,433,489  $ 34,640,594              $          -             $          -             $          -
                       ============  ============              ============             ============             ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION:
   MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors Insurance Company (MLI) and exists in accordance with the regulations of the Missouri Department of Insurance. MLI is a direct subsidiary of MetLife Inc. The Separate Account is a funding vehicle for variable annuity contracts issued by MLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of ten investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLI may conduct.

   The following sub-accounts were available for investment as of December 31, 2005:

                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Growth Opportunity Portfolio
                  Lord Abbett Growth Opportunity Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio
                  Lord Abbett Mid-Cap Value Portfolio B
                  Lord Abbett America's Value Portfolio B
                  Met/Putnam Capital Opportunities Portfolio
                  Met/Putnam Capital Opportunities Portfolio B
                  Oppenheimer Capital Appreciation Portfolio
                  Oppenheimer Capital Appreciation Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  Janus Aggressive Growth Portfolio
                  Janus Aggressive Growth Portfolio B
                  PIMCO Total Return Bond Portfolio
                  PIMCO Total Return Bond Portfolio B
                  RCM Global Technology Portfolio B
                  T. Rowe Price Mid-Cap Growth Portfolio
                  T. Rowe Price Mid-Cap Growth Portfolio B
                  MFS Research International Portfolio
                  MFS Research International Portfolio B
                  AIM Small-Cap Growth Portfolio
                  AIM Small-Cap Growth Portfolio B
                  Lazard Mid Cap Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small-Cap Value Portfolio
                  Third Avenue Small-Cap Value Portfolio B
                  Neuberger Berman Real Estate Portfolio
                  Neuberger Berman Real Estate Portfolio B
                  Turner Mid-Cap Growth Portfolio B
                  Goldman Sachs Mid-Cap Value Portfolio B

             Met Investors Series Trust (Met Investors), continued:
              Defensive Strategy Fund of Fund B
              Moderate Strategy Fund of Fund B
              Balanced Strategy Fund of Fund B
              Growth Strategy Fund of Fund B
              Aggressive Strategy Fund of Fund B
              VanKampen ComStock Portfolio B
              Cyclical Growth ETF Class B
              Cyclical Growth and Income ETF Class B
              Legg Mason Value Equity Class B
             Russell Insurance Funds (Russell):
              Multi-Style Equity Fund
              Aggressive Equity Fund
              Non-U.S. Fund
              Core Bond Fund
              Real Estate Securities Fund
             AIM Variable Insurance Funds, Inc. (AIM):
              Capital Appreciation Fund
              Capital Appreciation Fund B
              International Growth Fund
              International Growth Fund B
             Scudder Variable Series II (Scudder II):
              Small-Cap Growth Portfolio
              Government Securities Portfolio
             MFS Variable Insurance Trust (MFS):
              Investors Trust Series B
             Metropolitan Series, Inc. (MetLife):
              Davis Venture Value Fund A
              Davis Venture Value Fund E
              Harris Oakmark Focused Value B
              Jennison Growth Portfolio
              Jennison Growth Portfolio B
              MFS Investors Trust Series B
              MFS Total Return Series A

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

                Metropolitan Series, Inc. (MetLife), continued:
                 MFS Total Return Series B
                 Capital Guardian U.S. Equity Series A
                 Capital Guardian U.S. Equity Series B
                 Putnam International Stock Portfolio A
                 Putnam International Stock Portfolio B
                 BlackRock Money Market Portfolio
                 BlackRock Money Market Portfolio B
                 Stock Index Portfolio
                 Stock Index Portfolio B
                 BlackRock Bond Income Class A
                 BlackRock Bond Income Class B
                 BlackRock Strategic Value Class B
                 Franklin Templeton Small-Cap Portfolio B
                 Salomon Brothers Strategic Bond Class A
                 Salomon Brothers Strategic Bond Class B
                 Salomon Brothers U.S. Government Class B
                 T. Rowe Price Small-Cap Class A
                 T. Rowe Price Small-Cap Class B
                 T. Rowe Price Large-Cap Class A
                 T. Rowe Price Large-Cap Class B
                 Oppenheimer Global Equity Class B
                Putnam Variable Trust (Putnam):
                 Growth and Income Fund
                 Growth and Income Fund B

       Putnam Variable Trust (Putnam), continued:
        Vista Fund
        Vista Fund B
        Equity Income Fund B
       Franklin Templeton Variable Insurance Products Trust (Templeton):
        Growth Securities Fund
        Growth Securities Fund B
        Foreign Securities Fund
        Foreign Securities Fund B
        Developing Markets Securities Fund
        Developing Markets Securities Fund B
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        Growth Portfolio
        Growth Portfolio B
        Growth Opportunities Portfolio
        Growth & Income Portfolio
        Equity Income Portfolio
        Equity Income Portfolio B
       PIMCO Variable Insurance Trust (PIMCO):
        High Yield Portfolio
        Low Duration Portfolio
        StocksPLUS Growth and Income Portfolio
        Total Return Portfolio

   The following sub-accounts changed names during the year ended December 31, 2005:

Met Investors - Met/Aim Mid-Cap Core Portfolio B to Lazard Mid-Cap Portfolio B
Met Investors - PIMCO Innovation Portfolio B to RCM Global Technology Portfolio B
MetLife Series - SSR Money Market Portfolio to BlackRock Money Market Portfolio
MetLife Series - SSR Bond Income Class A to BlackRock Bond Income Class A
MetLife Series - SSR Bond Income Class B to BlackRock Bond Income Class B
MetLife Series - SSR Aurora Class B to BlackRock Strategic Value Class B

   The following sub-accounts ceased operations during the years ended December 31, 2005 and December 31, 2004:

Year Ended December 31, 2005:                             Date Ceased Operations
-----------------------------                             ----------------------
   Met Investors PIMCO Money Market Portfolio B               April 29, 2005
   AIM Premier Equity Fund                                    April 29, 2005
   Alliance Bernstein Real Estate Investment Portfolio        April 29, 2005
   Alliance Bernstein Real Estate Investment Portfolio B      April 29, 2005
   Scudder II Dreman Small-Cap Value Portfolio                April 29, 2005
   MFS High Income Series                                     April 29, 2005
   MFS High Income Series B                                   April 29, 2005
   MFS Investors Trust Series                                 April 29, 2005
   MFS New Discovery Series                                   April 29, 2005
   MFS New Discovery Series B                                 April 29, 2005
   MetLife Met/Putnam Voyager Portfolio A                     April 29, 2005
   MetLife Met/Putnam Voyager Portfolio B                     April 29, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
   The following sub-accounts ceased operations during the years ended December 31, 2005 and December 31, 2004, continued:

   Year Ended December 31, 2005, continued:           Date Ceased Operations
   ----------------------------------------           ----------------------
      Oppenheimer Capital Appreciation Fund               April 29, 2005
      Putnam International Growth Fund                    April 29, 2005
      Putnam International Equity Fund B                  April 29, 2005
      Fidelity Contrafund Portfolio                       April 29, 2005
      Fidelity High Income Portfolio B                    April 29, 2005
      Dreyfus Stock Index Fund                            April 29, 2005
      Dreyfus Stock Index Fund B                          April 29, 2005

   Year Ended December 31, 2004:
   -----------------------------
      AIM Premier Equity Fund B                           April 30, 2004
      Alliance Premier Growth Portfolio                   April 30, 2004
      Alliance Premier Growth Portfolio B                 April 30, 2004
      Alliance Bernstein Small-Cap Portfolio B            April 30, 2004
      Alliance Bernstein Value Portfolio B                April 30, 2004
      Liberty Newport Tiger Fund, Variable Series         April 30, 2004
      Goldman Sachs Growth and Income Fund                April 30, 2004
      Goldman Sachs International Equity Fund             April 30, 2004
      Scudder II Dreman High Return Equity Portfolio      April 30, 2004
      MFS Bond Series                                     April 30, 2004
      MFS Research Series                                 April 30, 2004
      MFS Research Series B                               April 30, 2004
      MFS Emerging Growth Series                          April 30, 2004
      MFS Emerging Growth Series B                        April 30, 2004
      MFS Strategic Income Series                         April 30, 2004
      MFS Strategic Income Series B                       April 30, 2004
      MetLife MFS Research Managers B                     April 30, 2004
      Oppenheimer Main Street Growth and Income Fund      April 30, 2004
      Oppenheimer High Income Fund                        April 30, 2004
      Oppenheimer Bond Fund                               April 30, 2004
      Oppenheimer Strategic Bond Fund                     April 30, 2004
      Putnam New Value                                    April 30, 2004
      Putnam New Value B                                  April 30, 2004
      Putnam International New Opportunities              April 30, 2004
      Putnam International New Opportunities B            April 30, 2004
      Templeton Global Income Securities Fund             April 30, 2004
      Templeton Global Income Securities Fund B           April 30, 2004
      Franklin Small-Cap Fund                             April 30, 2004
      Franklin Small-Cap Fund B                           April 30, 2004
      Franklin Mutual Shares Securities Fund              April 30, 2004
      Franklin Mutual Shares Securities Fund B            April 30, 2004
      Franklin Large-Cap Growth Securities Fund           April 30, 2004
      Franklin Large-Cap Growth Securities Fund B         April 30, 2004
      American Century Income & Growth Fund               April 30, 2004
      American Century International Fund                 April 30, 2004
      American Century Value Fund                         April 30, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
   The following sub-accounts ceased operations during the years ended December 31, 2005 and 2004, continued:

  Year Ended December 31, 2005, continued:              Date Ceased Operations
  ----------------------------------------              ----------------------
     Dreyfus Disciplined Stock Portfolio                   April 30, 2004
     Dreyfus Disciplined Stock Portfolio B                 April 30, 2004
     Dreyfus Capital Appreciation Portfolio                April 30, 2004
     Dreyfus Capital Appreciation Portfolio B              April 30, 2004
     INVESCO Dynamics Fund                                 April 30, 2004
     INVESCO High Yield Fund                               April 30, 2004
     Scudder I International Portfolio                     April 30, 2004
     Scudder I International Portfolio B                   April 30, 2004
     FAIP Equity Income Class B                            April 30, 2004
     Met Investors JP Morgan Quality Bond Portfolio       November 19, 2004
     Met Investors JP Morgan Quality Bond Portfolio B     November 19, 2004
     Met Investors JP Morgan Select Equity Portfolio      November 19, 2004
     Met Investors JP Morgan Select Equity Portfolio B    November 19, 2004
     Met Investors Met Putnam Research Portfolio B        November 19, 2004

   The following sub-accounts began operations during the years ended December 31, 2005 and 2004:

Year Ended December 31, 2005:                                Date Began Operations
-----------------------------                                ---------------------
   Met Investors AIM Small-Cap Growth Portfolio                  May 1, 2005
   Met Investors Third Avenue Small-Cap Value Portfolio          May 1, 2005
   Met Investors Neuberger Berman Real Estate Portfolio          May 1, 2005
   Met Investors VanKampen ComStock Portfolio B                  May 1, 2005
   MetLife Jennison Growth Portfolio                             May 1, 2005
   MetLife BlackRock Money Market Portfolio B                    May 1, 2005
   MetLife Stock Index Portfolio                                 May 1, 2005
   MetLife Salomon Brothers U.S. Government Class B              May 1, 2005
   MetLife Oppnenheimer Global Equity Class B                    May 1, 2005
   Met Investors Cyclical Growth and Income ETF Class B       September 30, 2005
   Met Investors Cyclical Growth ETF Class B                  September 30, 2005
   Met Investors Legg Mason Value Equity Class B               November 7, 2005

Year Ended December 31, 2004:
-----------------------------
   Met Investors Oppenheimer Capital Appreciation Portfolio      May 3, 2004
   Met Investors Janus Aggressive Growth Portfolio               May 3, 2004
   Met Investors PIMCO Total Return Portfolio                    May 3, 2004
   Met Investors T. Rowe Price Mid-Cap Growth Portfolio          May 3, 2004
   Met Investors Neuberger Berman Real Estate Portfolio B        May 3, 2004
   Met Investors Turner Mid-Cap Growth Portfolio B               May 3, 2004
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B         May 3, 2004
   MetLife SSR Bond Income Class A                               May 3, 2004
   MetLife SSR Aurora Class B                                    May 3, 2004
   MetLife Franklin Templeton Small-Cap Portfolio B              May 3, 2004
   MetLife Salomon Brothers Strategic Bond Class A               May 3, 2004
   MetLife Salomon Brothers Strategic Bond Class B               May 3, 2004
   MetLife T. Rowe Price Small-Cap Class A                       May 3, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
   The following sub-accounts began operations during the years ended December 31, 2005 and 2004, continued:

   Year Ended December 31, 2004, continued:             Date Began Operations
   ----------------------------------------             ---------------------
      MetLife T. Rowe Price Small-Cap Class B                May 3, 2004
      MetLife T. Rowe Price Large-Cap Class A                May 3, 2004
      MetLife T. Rowe Price Large-Cap Class B                May 3, 2004
      Met Investors Defensive Strategy Fund of Fund B     November 22, 2004
      Met Investors Moderate Strategy Fund of Fund B      November 22, 2004
      Met Investors Balanced Strategy Fund of Fund B      November 22, 2004
      Met Investors Growth Strategy Fund of Fund B        November 22, 2004
      Met Investors Aggressive Strategy Fund of Fund B    November 22, 2004
      MetLife SSR Bond Income Class B                     November 22, 2004

(2) SIGNIFICANT ACCOUNTING POLICIES:

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES
      The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes. MLI does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (D) ANNUITY RESERVES
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLI and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLI.

  (E) ESTIMATES
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Certain amounts in the prior years' financial statements have been reclassified to conform to the current year presentation.

  (F) RECLASSIFICATIONS
      Certain amounts in the prior year's financial statements have been reclassified to conform to the current year.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(3) SEPARATE ACCOUNT EXPENSES:
   For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.75% to an annual rate of 2.35%. This charge varies according to the product specifications. The mortality risks assumed by MLI arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawl charge in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4) CONTRACT FEES:
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. For certain annuity contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender charge. For certain other contracts, after the first anniversary, the contract owner may withdraw up to 10% of the aggregate purchase payments each contract year, without incurring a surrender fee. During the first contract year, MLI currently does not assess the surrender fee on amounts withdrawn under the systematic withdrawl program. During the year ended December 31, 2005, MLI deducted surrender charges of $2,725,165 from the Separate Account.

   For variable annuity contracts with a sales charge, MLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The following table reflects the amount of the sales charge depending on the contract owner's investment at the time of the payment.

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 -  $99,999.99          4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   During the accumulation phase, MLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account sub-accounts (and for some contracts, the fixed account as well) for which account value is allocated. The charge is taken from account value on a full withdrawal or restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLI may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the year ended December 31, 2005, MLI deducted contract maintenance and transfer fees of $14,681,732 from the Separate Account.

   Currently, MLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLI reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the year ended December 31, 2005 or as indicated below for each sub-account were as follows:

                                                            Purchases      Sales
                                                           ------------ ------------
Met Investors Lord Abbett Growth & Income Portfolio        $ 27,028,131 $179,672,128
Met Investors Lord Abbett Growth & Income Portfolio B        35,500,981   35,813,534
Met Investors Lord Abbett Bond Debenture Portfolio           12,358,261   28,233,462
Met Investors Lord Abbett Bond Debenture Portfolio B         64,968,796   31,779,531
Met Investors Lord Abbett Growth Opportunity Portfolio        1,531,025    5,958,667
Met Investors Lord Abbett Growth Opportunity Portfolio B      5,941,371    1,779,666
Met Investors Lord Abbett Mid-Cap Value Portfolio             5,283,664   20,459,898
Met Investors Lord Abbett Mid-Cap Value Portfolio B          38,717,998    1,335,455
Met Investors Lord Abbett America's Value Portfolio B        31,571,204      336,452
Met Investors Met/Putnam Capital Opportunities Portfolio A      165,033    9,942,642
Met Investors Met/Putnam Capital Opportunities Portfolio B    1,067,962      249,994
Met Investors Oppenheimer Capital Appreciation Portfolio     24,302,449    7,399,311
Met Investors Oppenheimer Capital Appreciation Portfolio B   10,167,264   36,574,815
Met Investors PIMCO Inflation Protected Bond Portfolio B      6,827,935   32,260,134
(d) Met Investors PIMCO Money Market Portfolio B             24,195,540   53,137,041
Met Investors Janus Aggressive Growth Portfolio                 277,113    8,535,702
Met Investors Janus Aggressive Growth Portfolio B             1,156,616   27,366,185
Met Investors PIMCO Total Return Bond Portfolio               1,784,129   13,531,570
Met Investors PIMCO Total Return Bond Portfolio B            28,587,245   21,702,580
Met Investors RCM Global Technology Portfolio B               1,744,075    5,197,662
Met Investors T. Rowe Price Mid-Cap Growth Portfolio            568,768    4,905,949
Met Investors T. Rowe Price Mid-Cap Growth Portfolio B       15,522,085    9,316,284
Met Investors MFS Research International Portfolio           21,912,360   15,278,870
Met Investors MFS Research International Portfolio B         47,601,567   17,711,596
(c) Met Investors AIM Small-Cap Growth Portfolio              6,335,613    1,487,459
Met Investors AIM Small-Cap Growth Portfolio B               45,554,412   21,991,208
Met Investors Lazard Mid-Cap Portfolio B                      4,855,170    8,578,682
Met Investors Harris Oakmark International Portfolio B       20,000,752   28,668,490
(c) Met Investors Third Avenue Small-Cap Value Portfolio      3,765,039      708,226
Met Investors Third Avenue Small-Cap Value Portfolio B       12,153,171   21,025,335
(c) Met Investors Neuberger Berman Real Estate Portfolio     12,851,871    2,607,872
Met Investors Neuberger Berman Real Estate Portfolio B       44,898,621   11,267,329
Met Investors Turner Mid-Cap Growth Portfolio B               1,417,249    5,813,024
Met Investors Goldman Sachs Mid-Cap Value Portfolio B        15,224,532    8,012,328
Met Investors Defensive Strategy Fund of Fund B              57,670,160   14,179,459
Met Investors Moderate Strategy Fund of Fund B              114,582,541    5,396,462
Met Investors Balanced Strategy Fund of Fund B              304,467,923   13,990,432
Met Investors Growth Strategy Fund of Fund B                290,789,103    3,140,542
Met Investors Aggressive Strategy Fund of Fund B             62,412,149   11,491,349

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                           Purchases     Sales
                                                          ----------- -----------
(c) Met Investors VanKampen ComStock Portfolio B          $37,254,903 $   204,507
(b) Met Investors Cyclical Growth ETF Class B               8,265,321      36,901
(b) Met Investors Cyclical Growth and Income ETF Class B    4,118,140       6,360
(a) Met Investors Legg Mason Value Equity Class B             338,384          20
Russell Multi-Style Equity Fund                               666,361  12,197,671
Russell Aggressive Equity Fund                                755,679   2,556,166
Russell Non-U.S. Fund                                         413,263   5,082,982
Russell Core Bond Fund                                      1,397,624   5,248,772
Russell Real Estate Securities Fund                           515,934   1,201,559
(d) AIM Premier Equity Fund                                     1,388   1,393,983
AIM Capital Appreciation Fund                                 571,383   7,076,083
AIM Capital Appreciation Fund B                               104,347      45,294
AIM International Growth Fund                               1,321,427   1,341,190
AIM International Growth Fund B                             6,064,010     720,152
(d) Alliance Bernstein Real Estate Investment Portfolio       215,355  14,122,330
(d) Alliance Bernstein Real Estate Investment Portfolio B     484,096  43,194,145
Scudder II Small-Cap Growth Portfolio                         179,333     595,890
(d) Scudder II Dreman Small-Cap Value Portfolio               420,509   4,038,088
Scudder II Government Securities Portfolio                    189,403     631,585
(d) MFS High Income Series                                    717,846   8,196,661
(d) MFS High Income Series B                                4,419,529  45,024,969
(d) MFS Investors Trust Series                                432,372  18,598,192
MFS Investors Trust Series B                                  289,802   2,736,022
(d) MFS New Discovery Series                                  233,347   6,631,005
(d) MFS New Discovery Series B                                731,425  45,735,858
MetLife Davis Venture Value Fund A                          2,013,375     508,338
MetLife Davis Venture Value Fund E                         35,568,518  29,430,805
MetLife Harris Oakmark Focused Value B                      5,265,279  22,494,842
(c) MetLife Jennison Growth Portfolio                         324,865      44,264
MetLife Jennison Growth Portfolio B                        12,485,741  16,064,688
MetLife MFS Investors Trust Series B                          364,819   6,037,741
MetLife MFS Total Return Series A                           1,669,816   1,314,627
MetLife MFS Total Return Series B                          24,764,037   1,071,623
MetLife Capital Guardian U.S. Equity Series A                 127,980  23,211,630
MetLife Capital Guardian U.S. Equity Series B              17,676,834   2,966,063
(d) MetLife Met/Putnam Voyager Portfolio A                      6,852     320,828
(d) MetLife Met/Putnam Voyager Portfolio B                  1,856,201   6,732,253
MetLife Putnam International Stock Class A                     39,170     141,401
MetLife Putnam International Stock Class B                    849,374   2,197,259
(c) MetLife BlackRock Money Market Portfolio                9,286,272  15,148,142
MetLife BlackRock Money Market Portfolio B                 86,526,484  43,399,719

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                       Purchases        Sales
                                                     -------------- --------------
(c) MetLife Stock Index Portfolio                    $      709,481 $      126,273
MetLife Stock Index Portfolio B                           7,529,298      7,436,692
MetLife BlackRock Bond Income Class A                     2,240,430      2,059,527
MetLife BlackRock Bond Income Class B                    20,730,938        336,007
MetLife BlackRock Strategic Value Class B                 1,025,316      1,742,544
MetLife Franklin Templeton Small-Cap Portfolio B         16,410,831        577,765
MetLife Salomon Brothers Strategic Bond Class A             576,878        562,021
MetLife Salomon Brothers Strategic Bond Class B           1,128,803      1,040,547
(c) MetLife Salomon Brothers U.S. Government Class B         82,919         15,058
MetLife T. Rowe Price Small-Cap Class A                   1,055,643      1,529,880
MetLife T. Rowe Price Small-Cap Class B                     556,237      1,064,183
MetLife T. Rowe Price Large-Cap Class A                   1,079,287      3,646,247
MetLife T. Rowe Price Large-Cap Class B                  12,999,489        386,917
(c) MetLife Oppenheimer Global Equity Class B             5,042,132         42,349
(d) Oppenheimer Capital Appreciation Fund                   289,476      7,499,313
Putnam Growth & Income Fund                                 784,359      4,189,037
Putnam Growth & Income Fund B                             1,764,308        430,296
Putnam Vista Fund                                           488,587      1,340,585
Putnam Vista Fund B                                          56,803        354,246
(d) Putnam International Growth Fund                        521,122     19,606,280
(d) Putnam International Equity Fund B                      519,116     36,495,222
Putnam Equity Income Fund B                              12,504,320        357,024
Templeton Growth Securities Fund                            156,555        987,826
Templeton Growth Securities Fund B                           32,255        219,497
Templeton Foreign Securities Fund                         1,143,348      2,866,011
Templeton Foreign Securities Fund B                      10,048,338      1,481,414
Templeton Developing Markets Securities Fund              1,030,140      2,533,836
Templeton Developing Markets Securities Fund B            3,326,854      3,323,035
Fidelity Growth Portfolio                                    33,956        711,649
Fidelity Growth Portfolio B                              19,292,117      1,333,586
(d) Fidelity Contrafund Portfolio                           258,944      3,398,640
Fidelity Growth Opportunities Portfolio                      11,665        148,904
Fidelity Growth & Income Portfolio                          180,776        884,712
Fidelity Equity-Income Portfolio                            264,443        498,977
Fidelity Equity-Income Portfolio B                        1,819,143      1,841,407
(d) Fidelity High Income Portfolio B                        143,205        906,002
(d) Dreyfus Stock Index Fund                                  3,592        801,804
(d) Dreyfus Stock Index Fund B                                8,653      2,535,690
PIMCO High Yield Portfolio                                8,246,216        498,071
PIMCO Low Duration Portfolio                              1,765,715      2,839,395
PIMCO StocksPLUS Growth Portfolio                            95,659        269,430
PIMCO Total Return Portfolio                              2,178,581      7,667,595
                                                     -------------- --------------
                                                     $1,812,822,604 $1,251,123,427
                                                     ============== ==============

(a) For the Period December 19, 2005 to December 31, 2005
(b) For the Period September 30, 2005 to December 31, 2005
(c) For the Period May 2, 2005 to December 31, 2005
(d) For the Period January 1, 2005 to April 29, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett
                                   Growth &     Growth &       Bond         Bond        Growth       Growth       Mid-Cap
                                    Income       Income      Debenture    Debenture   Opportunity  Opportunity     Value
                                   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005  15,240,917   10,793,356    6,067,668   12,934,722    1,907,086    3,632,929    3,911,394
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       202,612    1,755,233      565,945    4,899,078       63,419      627,465      215,458
   Units Redeemed                  (3,702,548)  (1,961,974)  (1,662,420)  (3,278,854)    (619,870)    (418,182)    (946,545)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004  18,740,853   11,000,097    7,164,143   11,314,498    2,463,537    3,423,646    4,642,481
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                     3,700,858    5,194,221      511,940    6,478,550      255,793      909,049    1,148,295
   Units Redeemed                  (3,731,453)  (3,557,132)  (1,744,177)  (6,906,430)    (664,044)    (393,224)    (861,415)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004    18,771,448    9,363,008    8,396,380   11,742,378    2,871,788    2,907,821    4,355,601
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett   Met/Putnam    Met/Putnam   Oppenheimer  Oppenheimer      PIMCO
                                    Mid-Cap     America's      Capital       Capital      Capital      Capital      Inflation
                                     Value        Value     Opportunities Opportunities Appreciation Appreciation Protected Bond
                                  Portfolio B  Portfolio B    Portfolio    Portfolio B   Portfolio   Portfolio B   Portfolio B
                                  -----------  -----------  ------------- ------------- ------------ ------------ --------------
Unit Balance at December 31, 2005   8,223,125    4,568,630     1,939,146       272,999    3,198,574   12,966,915     6,511,274
                                  ===========  ===========   ===========   ===========  ===========  ===========   ===========
   Units Issued                     1,958,850    2,706,934        24,350        77,781    2,535,292    2,485,632     1,430,837
   Units Redeemed                    (661,120)    (455,210)     (587,792)      (22,976)    (756,478)  (5,665,286)   (3,612,102)
                                  -----------  -----------   -----------   -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004   6,925,395    2,316,906     2,502,588       218,194    1,419,760   16,146,569     8,692,539
                                  ===========  ===========   ===========   ===========  ===========  ===========   ===========
   Units Issued                     2,601,701    2,043,232        41,766        74,544    1,705,101   13,164,246     8,087,665
   Units Redeemed                    (404,480)    (174,742)     (664,522)      (39,167)    (285,341) (12,398,426)   (7,101,316)
                                  -----------  -----------   -----------   -----------  -----------  -----------   -----------
Unit Balance at January 1, 2004     4,728,174      448,416     3,125,344       182,817            -   15,380,749     7,706,190
                                  ===========  ===========   ===========   ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                                  Janus        Janus        PIMCO        PIMCO         RCM      T. Rowe Price
                                     PIMCO      Aggressive  Aggressive   Total Return Total Return   Global        Mid-Cap
                                  Money Market    Growth      Growth         Bond         Bond     Technology      Growth
                                  Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B    Portfolio
                                  ------------ -----------  -----------  ------------ ------------ -----------  -------------
Unit Balance at December 31, 2005           -    2,310,326   13,647,899    4,604,418   23,284,234    2,539,048     2,760,060
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                     3,107,157       47,837      779,396      298,646    5,137,430      618,001        54,288
   Units Redeemed                  (6,044,499)    (832,849)  (4,286,201)  (1,216,089)  (4,419,267)  (1,436,310)     (669,774)
                                  -----------  -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004   2,937,342    3,095,338   17,154,704    5,521,861   22,566,071    3,357,357     3,375,546
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                     9,583,952    3,915,440   19,913,681    5,750,018   14,220,931    4,459,318     4,486,547
   Units Redeemed                 (10,599,399)    (820,102) (11,180,280)    (228,157)  (8,044,404)  (2,869,860)   (1,111,001)
                                  -----------  -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at January 1, 2004     3,952,789            -    8,421,303            -   16,389,544    1,767,899             -
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                  T. Rowe Price      MFS           MFS          AIM          AIM                      Harris
                                     Mid-Cap      Research      Research     Small-Cap    Small-Cap     Lazard        Oakmark
                                     Growth     International International   Growth       Growth       Mid-Cap    International
                                   Portfolio B    Portfolio    Portfolio B   Portfolio   Portfolio B  Portfolio B   Portfolio B
                                  ------------- ------------- ------------- -----------  -----------  -----------  -------------
Unit Balance at December 31, 2005   12,443,446     3,983,017    11,524,006      762,909    6,787,906    2,227,684     6,295,353
                                   ===========   ===========   ===========  ===========  ===========  ===========   ===========
   Units Issued                      3,533,405     1,282,939     5,162,694      970,280    4,269,076      316,790     2,133,841
   Units Redeemed                   (2,792,669)     (965,508)   (2,861,780)    (207,371)  (2,149,163)    (812,008)   (2,793,295)
                                   -----------   -----------   -----------  -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004   11,702,710     3,665,586     9,223,092            -    4,667,993    2,722,902     6,954,807
                                   ===========   ===========   ===========  ===========  ===========  ===========   ===========
   Units Issued                      8,163,630       725,149     9,549,868                 4,584,339    1,862,380     7,069,250
   Units Redeemed                   (7,889,134)     (792,207)   (4,230,175)               (3,750,058)  (2,875,564)   (6,192,101)
                                   -----------   -----------   -----------               -----------  -----------   -----------
Unit Balance at January 1, 2004     11,428,214     3,732,644     3,903,399                 3,833,712    3,736,086     6,077,658
                                   ===========   ===========   ===========               ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                  Third Avenue Third Avenue  Neuberger    Neuberger     Turner     Goldman Sachs  Defensive
                                   Small-Cap    Small-Cap     Berman       Berman       Mid-Cap       Mid-Cap     Strategy
                                     Value        Value     Real Estate  Real Estate    Growth         Value       Fund of
                                   Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B   Portfolio B    Fund B
                                  ------------ ------------ -----------  -----------  -----------  ------------- -----------
Unit Balance at December 31, 2005     208,309    5,711,948      577,966    4,290,480    1,029,884     2,181,767    6,322,085
                                  ===========  ===========  ===========  ===========  ===========   ===========  ===========
 Units Issued                         249,883    1,609,931      711,925    3,927,618      176,946     1,446,820    6,176,030
 Units Redeemed                       (41,574)  (2,194,241)    (133,959)  (1,189,541)    (604,979)   (1,015,408)  (1,791,134)
                                  -----------  -----------  -----------  -----------  -----------   -----------  -----------
Unit Balance at December 31, 2004           -    6,296,258            -    1,552,403    1,457,917     1,750,355    1,937,189
                                  ===========  ===========  ===========  ===========  ===========   ===========  ===========
 Units Issued                                    4,571,050                 3,085,017    3,028,788     3,286,008    1,970,481
 Units Redeemed                                 (4,504,111)               (1,532,614)  (1,570,871)   (1,535,653)     (33,292)
                                               -----------               -----------  -----------   -----------  -----------
Unit Balance at January 1, 2004                  6,229,319                         -            -             -            -
                                               ===========               ===========  ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                    Moderate     Balanced      Growth     Aggressive                 Cyclical     Cyclical
                                    Strategy     Strategy     Strategy     Strategy    VanKampen      Growth     Growth and
                                    Fund of      Fund of      Fund of      Fund of     ComStock        ETF       Income ETF
                                     Fund B       Fund B       Fund B       Fund B    Portfolio B    Class B      Class B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005  21,366,533   59,266,853   58,883,485   12,099,254    3,599,394      820,546      405,183
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                    12,583,988   33,564,036   31,349,216    6,684,656    3,775,162      825,398      409,825
   Units Redeemed                  (1,853,469)  (5,334,219)  (4,211,986)  (1,837,080)    (175,768)      (4,852)      (4,642)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004  10,636,014   31,037,036   31,746,255    7,251,678            -            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                    10,690,671   31,220,478   31,922,578    7,417,900
   Units Redeemed                     (54,657)    (183,442)    (176,323)    (166,222)
                                  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004             -            -            -            -
                                  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                 Met Investors                                   Russell
                                  ---------------------------------------------------------------------------  -----------
                                  Legg Mason   JP Morgan    JP Morgan    JP Morgan
                                    Value       Quality      Quality      Select      JP Morgan   Met/Putnam   Multi-Style
                                    Equity       Bond         Bond        Equity       Equity      Research      Equity
                                   Class B     Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B     Fund
                                  ----------- -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005      31,606                                                                    2,495,854
                                  ===========                                                                  ===========
   Units Issued                        31,606                                                                       49,868
   Units Redeemed                           -                                                                   (1,056,662)
                                  -----------                                                                  -----------
Unit Balance at December 31, 2004           -           -            -            -            -            -    3,502,648
                                  =========== ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                                   164,281    1,399,375       44,756       91,393    1,114,881      144,230
   Units Redeemed                              (5,266,017)  (4,911,047)  (7,366,054)    (682,300)  (3,581,866)    (848,830)
                                              -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004                 5,101,736    3,511,672    7,321,298      590,907    2,466,985    4,207,248
                                              ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Russell                                         AIM
                                  --------------------------------------------------  --------------------------------------
                                                                         Real Estate    Capital      Capital    International
                                  Aggressive     Non-U.S.    Core Bond   Securities   Appreciation Appreciation    Growth
                                  Equity Fund      Fund        Fund         Fund          Fund        Fund B        Fund
                                  -----------  -----------  -----------  -----------  ------------ ------------ -------------
Unit Balance at December 31, 2005     502,797      901,452    1,392,616      125,482    2,126,812       77,227       473,274
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                        12,047       30,269       61,356        8,969       85,643        7,943       129,881
   Units Redeemed                    (200,499)    (390,525)    (388,606)     (50,840)    (657,423)      (3,208)     (126,406)
                                  -----------  -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004     691,249    1,261,708    1,719,866      167,353    2,698,592       72,492       469,799
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                        23,852       27,468      105,293       23,170      110,657       31,593        47,955
   Units Redeemed                    (187,657)    (383,559)    (518,779)     (53,456)    (669,733)     (42,766)     (121,493)
                                  -----------  -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at January 1, 2004       855,054    1,617,799    2,133,352      197,639    3,257,668       83,665       543,337
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                    AIM                                         Alliance
                                  ---------------------------------------  --------------------------------------------------
                                                                            Bernstein    Bernstein
                                  International                            Real Estate  Real Estate    Premier      Premier
                                     Growth       Premier       Premier    Investment   Investment     Growth       Growth
                                     Fund B     Equity Fund  Equity Fund B  Portfolio   Portfolio B   Portfolio   Portfolio B
                                  ------------- -----------  ------------- -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005      421,253            -                          -            -
                                   ===========  ===========                ===========  ===========
   Units Issued                        459,979          241                     17,504       86,598
   Units Redeemed                      (80,820)    (135,190)                  (780,064)  (2,443,482)
                                   -----------  -----------                -----------  -----------
Unit Balance at December 31, 2004       42,094      134,949             -      762,560    2,356,884            -            -
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========
   Units Issued                         18,929      220,650        16,622       68,361      579,260       91,411    1,208,797
   Units Redeemed                       (3,311)  (5,331,393)     (155,674)    (242,493)    (677,772)  (3,508,711)  (8,471,944)
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004         26,476    5,245,692       139,052      936,692    2,455,396    3,417,300    7,263,147
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Alliance            Liberty          Goldman Sachs               Scudder II
                                  ------------------------  -----------  -------------------------  ------------------------
                                                              Newport                                              Dreman
                                   Bernstein    Bernstein   Tiger Fund,   Growth and  International  Small-Cap    Small-Cap
                                   Small-Cap      Value      Variable       Income       Equity       Growth        Value
                                  Portfolio B  Portfolio B    Series         Fund         Fund       Portfolio    Portfolio
                                  -----------  -----------  -----------  -----------  ------------- -----------  -----------
Unit Balance at December 31, 2005                                                                       168,675            -
                                                                                                    ===========  ===========
   Units Issued                                                                                          20,866        2,637
   Units Redeemed                                                                                       (64,877)    (265,281)
                                                                                                    -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -             -      212,686      262,644
                                  ===========  ===========  ===========  ===========   ===========  ===========  ===========
   Units Issued                         8,790        5,024           16          183         1,291        5,189        5,141
   Units Redeemed                    (159,932)    (112,600)     (54,159)    (485,682)     (196,200)     (48,769)    (168,293)
                                  -----------  -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at January 1, 2004       151,142      107,576       54,143      485,499       194,909      256,266      425,796
                                  ===========  ===========  ===========  ===========   ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                         Scudder II                                       MFS
                                  ------------------------  ---------------------------------------------------------------
                                                 Dreman
                                   Government  High Return      High         High                   Investors       New
                                   Securities    Equity        Income       Income     Investors      Trust      Discovery
                                   Portfolio    Portfolio      Series      Series B   Trust Series  Series B      Series
                                  -----------  -----------  -----------  -----------  ------------ -----------  -----------
Unit Balance at December 31, 2005     128,534                         -            -            -    1,147,380            -
                                  ===========               ===========  ===========  ===========  ===========  ===========
   Units Issued                         8,262                    25,573      205,477       40,383       36,275       43,072
   Units Redeemed                     (46,283)                 (702,005)  (3,902,120)  (1,815,614)    (255,087)  (1,025,588)
                                  -----------               -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     166,555            -      676,432    3,696,643    1,775,231    1,366,192      982,516
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                        18,021        1,317       99,641    1,049,091      124,676       92,235      232,322
   Units Redeemed                     (79,837)     (20,284)    (286,734)    (584,370)    (548,008)    (605,467)    (286,512)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       228,371       18,967      863,525    3,231,922    2,198,563    1,879,424    1,036,706
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             MFS
                                  -----------------------------------------------------------------------------------------
                                      New                                                 Emerging     Emerging    Strategic
                                   Discovery       Bond       Research       Research      Growth       Growth      Income
                                   Series B       Series       Series        Series B      Series      Series B     Series
                                  -----------  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005           -
                                  ===========
   Units Issued                       191,583
   Units Redeemed                  (6,932,567)
                                  -----------
Unit Balance at December 31, 2004   6,740,984            -            -              -            -            -            -
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========
   Units Issued                     1,924,229        1,158       19,599          1,172       28,290       27,961        4,064
   Units Redeemed                    (652,193)     (75,822)  (1,069,417)      (144,583)  (1,196,990)    (130,238)    (140,519)
                                  -----------  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004     5,468,948       74,664    1,049,818        143,411    1,168,700      102,277      136,455
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                      MFS                                          MetLife
                                  -----------  ------------------------------------------------------------------------------
                                                                           Harris
                                   Strategic      Davis        Davis       Oakmark     Jennison     Jennison         MFS
                                    Income       Venture      Venture      Focused      Growth       Growth       Investors
                                   Series B    Value Fund A Value Fund E   Value B     Portfolio   Portfolio B  Trust Series B
                                  -----------  ------------ ------------ -----------  -----------  -----------  --------------
Unit Balance at December 31, 2005                  144,107   22,921,528    5,521,791       68,816    7,741,343     3,433,883
                                               ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                                     71,334    5,471,685      876,905       77,701    2,570,669       122,921
   Units Redeemed                                  (23,585)  (5,284,470)  (1,993,743)      (8,885)  (2,456,103)     (597,169)
                                               -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004           -       96,358   22,734,313    6,638,629            -    7,626,777     3,908,131
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                        79,765       70,066   16,969,636    4,313,729                 6,369,929     1,177,203
   Units Redeemed                    (534,630)     (36,055)  (9,623,317)  (5,648,393)               (4,951,404)   (1,715,449)
                                  -----------  -----------  -----------  -----------               -----------   -----------
Unit Balance at January 1, 2004       454,865       62,347   15,387,994    7,973,293                 6,208,252     4,446,377
                                  ===========  ===========  ===========  ===========               ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                            MetLife
                                  -------------------------------------------------------------------------------------------
                                                              Capital      Capital       Putnam        Putnam      BlackRock
                                   MFS Total    MFS Total    Guardian     Guardian    International International    Money
                                    Return       Return     U.S. Equity  U.S. Equity      Stock         Stock       Market
                                   Series A     Series B     Series A     Series B      Portfolio    Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  ------------- ------------- -----------
Unit Balance at December 31, 2005     117,288    3,173,444    7,110,112    6,924,578        39,486       797,911    1,455,575
                                  ===========  ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                        44,812    1,030,684      116,462    2,285,291         3,700        76,461    1,200,255
   Units Redeemed                     (38,096)    (394,557)  (2,038,041)    (921,404)      (14,085)     (158,694)  (1,812,930)
                                  -----------  -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at December 31, 2004     110,572    2,537,317    9,031,691    5,560,691        49,871       880,144    2,068,250
                                  ===========  ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                        68,954    1,314,653    9,100,340    3,612,864        24,922       240,430    2,727,704
   Units Redeemed                     (22,668)    (358,087)    (308,492)    (606,952)       (9,221)     (400,082)  (2,879,384)
                                  -----------  -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at January 1, 2004        64,286    1,580,751      239,843    2,554,779        34,170     1,039,796    2,219,930
                                  ===========  ===========  ===========  ===========   ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  -----------------------------------------------------------------------------------------
                                   BlackRock                                                        BlackRock    Franklin
                                     Money        Stock        Stock      BlackRock    BlackRock    Strategic    Templeton
                                    Market        Index        Index     Bond Income  Bond Income     Value      Small-Cap
                                  Portfolio B   Portfolio   Portfolio B    Class A      Class B      Class B    Portfolio B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005   4,335,281       73,926    3,085,841      204,201      496,720      222,081    1,835,415
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                    10,607,165       87,902      868,510       44,172      485,412       58,590    1,838,685
   Units Redeemed                  (6,271,884)     (13,976)    (840,886)     (48,587)     (33,194)    (113,434)    (177,037)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -    3,058,217      208,616       44,502      276,925      173,767
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                                               1,438,814      272,144       45,062      288,600      205,202
   Units Redeemed                                              (704,675)     (63,528)        (560)     (11,675)     (31,435)
                                                            -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004                               2,324,078            -            -            -            -
                                                            ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  ------------------------------------------------------------------------------------
                                     Salomon        Salomon         Salomon       T. Rowe      T. Rowe      T. Rowe
                                     Brothers       Brothers       Brothers        Price        Price        Price
                                  Strategic Bond Strategic Bond U.S. Government  Small-Cap    Small-Cap    Large-Cap
                                     Class A        Class B         Class B       Class A      Class B      Class A
                                  -------------- -------------- --------------- -----------  -----------  -----------
Unit Balance at December 31, 2005       67,853        261,373           4,435       336,416      515,246    1,166,587
                                   ===========    ===========     ===========   ===========  ===========  ===========
   Units Issued                         25,998         55,005           6,454        96,471       58,976      141,326
   Units Redeemed                      (27,741)       (59,245)         (2,019)     (127,017)     (88,935)    (340,856)
                                   -----------    -----------     -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004       69,596        265,613               -       366,962      545,205    1,366,117
                                   ===========    ===========     ===========   ===========  ===========  ===========
   Units Issued                         98,464        376,594                       433,506      648,055    1,572,782
   Units Redeemed                      (28,868)      (110,981)                      (66,544)    (102,850)    (206,665)
                                   -----------    -----------                   -----------  -----------  -----------
Unit Balance at January 1, 2004              -              -                             -            -            -
                                   ===========    ===========                   ===========  ===========  ===========

                                  ------------
                                    T. Rowe
                                     Price
                                   Large-Cap
                                    Class B
                                  -----------
Unit Balance at December 31, 2005   3,489,031
                                  ===========
   Units Issued                     1,344,852
   Units Redeemed                    (252,772)
                                  -----------
Unit Balance at December 31, 2004   2,396,951
                                  ===========
   Units Issued                     2,524,936
   Units Redeemed                    (127,985)
                                  -----------
Unit Balance at January 1, 2004             -
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        MetLife                                    Oppenheimer
                                  --------------------------------------------------  -------------------------------------
                                  Oppenheimer                                                      Main Street
                                    Global      Met/Putnam  Met/Putnam       MFS        Capital     Growth &        High
                                    Equity       Voyager      Voyager      Research   Appreciation   Income        Income
                                    Class B     Portfolio   Portfolio B   Managers B      Fund        Fund          Fund
                                  -----------  -----------  -----------  -----------  ------------ -----------  -----------
Unit Balance at December 31, 2005     305,962            -            -                         -
                                  ===========  ===========  ===========               ===========
   Units Issued                       317,086        1,603      387,264                    17,415
   Units Redeemed                     (11,124)     (77,131)  (1,129,398)                 (552,880)
                                  -----------  -----------  -----------               -----------
Unit Balance at December 31, 2004           -       75,528      742,134            -      535,465            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                                     14,249      707,085        6,459       71,254       21,118        7,490
   Units Redeemed                                  (25,130)     (91,251)     (17,266)    (220,929)    (976,230)    (283,272)
                                               -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004                     86,409      126,300       10,807      685,140      955,112      275,782
                                               ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                         Oppenheimer                                     Putnam
                                  ------------------------  ---------------------------------------------------------------
                                                Strategic     Growth &     Growth &                                Equity
                                      Bond        Bond         Income       Income       Vista        Vista        Income
                                      Fund        Fund          Fund        Fund B       Fund         Fund B       Fund B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005                             1,309,215      289,090      424,017       51,434    1,760,798
                                                            ===========  ===========  ===========  ===========  ===========
   Units Issued                                                  58,329       75,115       51,400        4,965    1,067,071
   Units Redeemed                                              (337,150)     (40,872)    (116,804)     (30,314)    (176,231)
                                                            -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -    1,588,036      254,847      489,421       76,783      869,958
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                        53,566       10,247       95,619      109,393       26,872       30,189      754,437
   Units Redeemed                    (996,262)    (270,299)    (474,463)     (86,881)    (114,898)     (30,692)     (99,215)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       942,696      260,052    1,966,880      232,335      577,447       77,286      214,736
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                       Putnam                                        Templeton
                                  --------------------------------------------------------------------------------  -----------
                                                                                        International International
                                  International International     New          New           New           New         Growth
                                     Growth        Equity        Value        Value     Opportunities Opportunities  Securities
                                      Fund         Fund B        Fund         Fund B        Fund         Fund B         Fund
                                  ------------- ------------- -----------  -----------  ------------- ------------- -----------
Unit Balance at December 31, 2005            -             -                                                            144,392
                                   ===========   ===========                                                        ===========
   Units Issued                         17,396         7,136                                                             10,336
   Units Redeemed                   (1,307,167)   (2,466,035)                                                           (61,959)
                                   -----------   -----------                                                        -----------
Unit Balance at December 31, 2004    1,289,771     2,458,899            -            -             -             -      196,015
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                         53,906       254,989        7,169        1,729         7,887           456       26,692
   Units Redeemed                     (434,644)   (1,543,547)    (130,010)     (53,576)     (197,058)      (29,145)     (36,781)
                                   -----------   -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at January 1, 2004      1,670,509     3,747,457      122,841       51,847       189,171        28,689      206,104
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Templeton
                                  -----------------------------------------------------------------------------------------
                                                                          Developing   Developing     Global       Global
                                     Growth      Foreign      Foreign      Markets      Markets       Income       Income
                                   Securities   Securities   Securities   Securities   Securities   Securities   Securities
                                     Fund B        Fund        Fund B        Fund        Fund B        Fund        Fund B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005     118,958    1,226,736    3,967,219      554,323    2,933,752
                                  ===========  ===========  ===========  ===========  ===========
   Units Issued                           785      137,210      905,457       87,315      637,176
   Units Redeemed                     (12,472)    (288,186)    (441,524)    (196,050)    (505,391)
                                  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     130,645    1,377,712    3,503,286      663,058    2,801,967            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                         2,226      265,610    2,382,470       66,680      926,238        1,345           70
   Units Redeemed                     (20,979)    (361,875)    (304,032)    (171,935)    (370,008)     (89,047)     (32,255)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       149,398    1,473,977    1,424,848      768,313    2,245,737       87,702       32,185
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Templeton
                                  --------------------------------------------------------------------------------------
                                                                Franklin          Franklin         Mutual       Mutual
                                   Franklin     Franklin        Large-Cap         Large-Cap        Shares       Shares
                                   Small-Cap    Small-Cap   Growth Securities Growth Securities  Securities   Securities
                                     Fund        Fund B           Fund             Fund B           Fund        Fund B
                                  -----------  -----------  ----------------- ----------------- -----------  -----------
Unit Balance at December 31, 2005

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004           -            -               -                 -              -            -
                                  ===========  ===========     ===========       ===========    ===========  ===========
   Units Issued                        50,915      125,457           1,800             2,468         41,562      181,719
   Units Redeemed                    (485,340)    (629,504)       (409,306)         (516,979)      (852,471)  (2,056,713)
                                  -----------  -----------     -----------       -----------    -----------  -----------
Unit Balance at January 1, 2004       434,425      504,047         407,506           514,511        810,909    1,874,994
                                  ===========  ===========     ===========       ===========    ===========  ===========

                                   Fidelity
                                  -----------


                                    Growth
                                   Portfolio
                                  -----------
Unit Balance at December 31, 2005     132,056
                                  ===========
   Units Issued                         3,235
   Units Redeemed                     (60,045)
                                  -----------
Unit Balance at December 31, 2004     188,866
                                  ===========
   Units Issued                        10,741
   Units Redeemed                     (38,404)
                                  -----------
Unit Balance at January 1, 2004       216,529
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           Fidelity
                                  ------------------------------------------------------------------------------------------
                                                  Growth      Growth &      Equity       Equity                     High
                                    Growth     Opportunities   Income       Income       Income      Contrafund    Income
                                  Portfolio B    Portfolio    Portfolio    Portfolio   Portfolio B   Portfolio   Portfolio B
                                  -----------  ------------- -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005   4,785,690        37,228      103,638      112,188      526,931            -            -
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                     1,327,265         1,079       13,193       10,649       96,512       17,674        6,769
   Units Redeemed                    (464,373)      (16,392)     (73,908)     (33,691)    (138,175)    (226,375)     (74,027)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004   3,922,798        52,541      164,353      135,230      568,594      208,701       67,258
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                     3,254,567         2,384        4,518       20,152      298,650       29,518       17,505
   Units Redeemed                    (406,365)      (14,930)     (35,288)     (47,394)    (164,360)     (73,677)     (22,829)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004     1,074,596        65,087      195,123      162,472      434,304      252,860       72,582
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                             American Century                                   Dreyfus
                                  --------------------------------------  --------------------------------------------------
                                    Income &                                                        Disciplined  Disciplined
                                     Growth    International    Value     Stock Index  Stock Index     Stock        Stock
                                      Fund         Fund         Fund         Fund        Fund B      Portfolio   Portfolio B
                                  -----------  ------------- -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005                                                   -            -
                                                                          ===========  ===========
   Units Issued                                                                   105          374
   Units Redeemed                                                             (98,560)    (318,374)
                                                                          -----------  -----------
Unit Balance at December 31, 2004           -             -            -       98,455      318,000            -            -
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       271,461           710       41,470       48,078       12,562        1,309            -
   Units Redeemed                  (9,348,006)      (98,369)  (1,207,319)     (63,252)     (60,693)     (17,175)     (40,455)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004     9,076,545        97,659    1,165,849      113,629      366,131       15,866       40,455
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                           Dreyfus                   Invesco                          PIMCO
                                  ------------------------  ------------------------  -------------------------------------
                                                                                                                 StocksPLUS
                                    Capital      Capital                                               Low        Growth &
                                  Appreciation Appreciation   Dynamics    High Yield   High Yield   Duration       Income
                                   Portfolio   Portfolio B      Fund         Fund      Portfolio    Portfolio    Portfolio
                                  ------------ ------------ -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005                                                         910,444      863,341      154,607
                                                                                      ===========  ===========  ===========
   Units Issued                                                                           659,881      159,373        7,434
   Units Redeemed                                                                         (82,275)    (262,241)     (29,353)
                                                                                      -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -      332,838      966,209      176,526
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                        15,071      135,262      130,509        2,939      113,049      452,070       66,213
   Units Redeemed                    (592,030)  (2,407,567)  (4,613,283)    (391,621)    (186,610)    (566,394)     (40,006)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       576,959    2,272,305    4,482,774      388,682      406,399    1,080,533      150,319
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                     PIMCO              Scudder I          First American
                                  ------------ --------------------------  --------------
                                  Total Return International International Equity Income
                                   Portfolio     Portfolio    Portfolio B     Class B
                                  ------------ ------------- ------------- --------------
Unit Balance at December 31, 2005   2,134,374
                                  ===========
   Units Issued                       144,779
   Units Redeemed                    (635,287)
                                  -----------
Unit Balance at December 31, 2004   2,624,882             -             -             -
                                  ===========   ===========   ===========   ===========
   Units Issued                       390,151         8,777        87,006        13,973
   Units Redeemed                    (550,847)     (402,953)   (1,612,935)   (1,303,836)
                                  -----------   -----------   -----------   -----------
Unit Balance at January 1, 2004     2,785,578       394,176     1,525,929     1,289,863
                                  ===========   ===========   ===========   ===========

                                                                    (Concluded)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.

                                                                                           Met Investors
                                          -----------------------------------------------------------------------
                                             Lord Abbett        Lord Abbett       Lord Abbett    Lord Abbett Bond
                                           Growth & Income    Growth & Income    Bond Debenture     Debenture
                                              Portfolio         Portfolio B        Portfolio       Portfolio B
                                          ------------------ ------------------ ---------------- ----------------
December 31, 2005
  Units                                           15,240,917         10,793,356        6,067,668       12,934,722
  Unit Fair Value, Lowest to Highest /1/    $14.23 to $46.18   $52.55 to $47.57 $12.90 to $16.74 $18.12 to $16.76
  Net Assets (In Thousands)                         $738,014           $527,661         $105,106         $222,175
  Investment Income Ratio to Net
   Assets /2/                                          1.01%              0.83%            4.15%            4.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.75% to 2.35%   0.85% to 1.80%   0.75% to 2.35%
  Total Return, Lowest to Highest /4/         2.80% to 1.83%     2.62% to 1.00%   0.95% to 0.00%  0.74% to -0.86%

December 31, 2004
  Units                                           18,740,853         11,000,097        7,164,143       11,314,498
  Unit Fair Value, Lowest to Highest /1/    $13.84 to $45.35   $51.21 to $47.10 $12.78 to $16.74 $17.98 to $16.91
  Net Assets (In Thousands)                         $888,295           $525,784         $123,629         $193,611
  Investment Income Ratio to Net
   Assets /2/                                          0.48%              0.36%            3.13%            2.89%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.75% to 2.35%   0.85% to 1.80%   0.75% to 2.35%
  Total Return, Lowest to Highest /4/       11.97% to 10.90%   11.26% to 10.02%   7.51% to 6.49%   7.00% to 5.65%

December 31, 2003
  Units                                           18,771,448          9,363,008        8,396,380       11,742,378
  Unit Fair Value, Lowest to Highest /1/    $12.36 to $43.37   $43.71 to $42.81 $11.88 to $16.21 $16.34 to $16.00
  Net Assets (In Thousands)                         $800,649           $402,273         $135,472         $188,209
  Investment Income Ratio to Net
   Assets /2/                                          1.07%              0.82%            1.66%            2.45%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%     0.85% to 2.35%   0.85% to 1.40%   0.85% to 2.35%
  Total Return, Lowest to Highest /4/       29.95% to 29.24%   29.63% to 23.90% 18.51% to 17.86%  18.15% to 8.88%

December 31, 2002
  Units                                           17,897,751          4,898,490        9,227,722        4,399,370
  Unit Fair Value, Lowest to Highest /1/     $9.51 to $33.56   $33.02 to $33.72 $10.03 to $13.76 $13.54 to $13.83
  Net Assets (In Thousands)                         $590,260           $163,632         $126,317          $60,215
  Investment Income Ratio to Net
   Assets /2/                                          0.87%              1.44%            8.90%            6.17%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%     0.85% to 2.25%   0.85% to 1.40%   0.85% to 2.10%
  Total Return, Lowest to Highest /4/     -19.09% to -18.64% -19.94% to -18.81% -1.77% to -1.23% -2.64% to -1.42%

December 31, 2001
  Units                                           20,055,894          1,454,416       10,122,556          990,119
  Unit Fair Value, Lowest to Highest /1/    $11.69 to $41.48   $41.18 to $41.54 $10.15 to $14.00 $13.91 to $14.03
  Net Assets (In Thousands)                         $819,387            $60,188         $141,172          $13,839
  Investment Income Ratio to Net
   Assets /2/                                          0.92%              0.20%            8.06%            1.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%     0.85% to 2.25%   0.85% to 1.40%   0.85% to 2.25%
  Total Return, Lowest to Highest /4/       -7.04% to -6.46%   -8.09% to -6.79%   2.34% to 2.96%   1.17% to 2.61%

                                          -----------------------------------------
                                                                Lord Abbett Growth
                                           Lord Abbett Growth      Opportunity
                                          Opportunity Portfolio    Portfolio B
                                          --------------------- ------------------
December 31, 2005
  Units                                             1,907,086            3,632,929
  Unit Fair Value, Lowest to Highest /1/     $10.45 to $10.19      $10.38 to $9.82
  Net Assets (In Thousands)                           $19,441              $36,863
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to Highest /4/          3.83% to 3.26%       3.80% to 2.62%

December 31, 2004
  Units                                             2,463,537            3,423,646
  Unit Fair Value, Lowest to Highest /1/      $10.07 to $9.87      $10.00 to $9.57
  Net Assets (In Thousands)                           $24,319              $33,593
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to Highest /4/        11.80% to 11.19%     11.52% to 10.67%

December 31, 2003
  Units                                             2,871,788            2,907,821
  Unit Fair Value, Lowest to Highest /1/       $9.01 to $8.87       $8.93 to $8.70
  Net Assets (In Thousands)                           $25,492              $25,660
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to Highest /4/        35.28% to 34.54%     34.56% to 33.29%

December 31, 2002
  Units                                               255,061            1,958,110
  Unit Fair Value, Lowest to Highest /1/       $6.60 to $6.66       $6.53 to $6.63
  Net Assets (In Thousands)                            $1,682              $12,895
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to Highest /4/      -25.30% to -24.89%   -25.76% to -25.05%

December 31, 2001
  Units                                                85,739              615,943
  Unit Fair Value, Lowest to Highest /1/       $8.83 to $8.86       $8.79 to $8.85
  Net Assets (In Thousands)                              $757               $5,435
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to Highest /4/        -8.40% to -8.07%       4.99% to 5.78%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                         Met Investors
                                          ---------------------------------------------------------------------------

                                          Lord Abbett Mid-Cap Lord Abbett Mid-Cap   Lord Abbett    Met/Putnam Capital
                                                 Value               Value        America's Value    Opportunities
                                               Portfolio          Portfolio B       Portfolio B        Portfolio
                                          ------------------- ------------------- ---------------- ------------------
December 31, 2005
  Units                                            3,911,394           8,223,125         4,568,630          1,939,146
  Unit Fair Value, Lowest to Highest /1/    $24.99 to $24.65    $26.45 to $24.02  $14.52 to $14.08    $8.42 to $17.91
  Net Assets (In Thousands)                          $99,804            $208,651           $65,780            $34,499
  Investment Income Ratio to Net
   Assets /2/                                          0.54%               0.48%             0.00%              0.27%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%      0.75% to 1.90%    0.75% to 1.90%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/         7.36% to 6.35%      7.24% to 6.02%    3.17% to 2.00%     9.15% to 8.56%

December 31, 2004
  Units                                            4,642,481           6,925,395         2,316,906          2,502,588
  Unit Fair Value, Lowest to Highest /1/    $23.28 to $23.17    $24.66 to $22.66  $14.07 to $13.81    $7.71 to $16.50
  Net Assets (In Thousands)                         $110,946            $164,593           $32,408            $41,045
  Investment Income Ratio to Net
   Assets /2/                                          0.51%               0.47%             3.73%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%      0.75% to 1.90%    0.75% to 1.90%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       23.77% to 22.59%    17.01% to 16.12%  13.50% to 12.63%   17.53% to 16.89%

December 31, 2003
  Units                                            4,355,601           4,728,174           448,416          3,125,344
  Unit Fair Value, Lowest to Highest /1/    $18.81 to $19.45    $19.60 to $19.11  $12.04 to $11.96    $6.56 to $14.12
  Net Assets (In Thousands)                          $84,661             $91,444            $5,385            $43,896
  Investment Income Ratio to Net
   Assets /2/                                          0.70%               0.70%             4.96%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%      0.85% to 1.80%    0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       25.09% to 24.41%    24.81% to 23.63%  20.37% to 19.61%   27.64% to 26.94%

December 31, 2002
  Units                                            4,412,314           3,054,810                            3,759,884
  Unit Fair Value, Lowest to Highest /1/    $15.03 to $15.63    $15.46 to $15.71                      $5.14 to $11.12
  Net Assets (In Thousands)                          $68,903             $47,589                              $41,594
  Investment Income Ratio to Net
   Assets /2/                                          0.47%               0.68%                                0.08%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%      0.85% to 1.80%                       0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -10.57% to -10.08%  -11.20% to -10.35%                   -22.15% to -21.72%

December 31, 2001
  Units                                            4,005,984             897,440                            4,782,412
  Unit Fair Value, Lowest to Highest /1/    $16.72 to $17.48    $17.41 to $17.52                      $6.57 to $14.28
  Net Assets (In Thousands)                          $69,961             $15,669                              $68,012
  Investment Income Ratio to Net
   Assets /2/                                          0.47%               0.11%                                0.17%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%      0.85% to 1.80%                       0.85% to 1.40%
  Total Return, Lowest to Highest /4/         6.58% to 7.19%      5.98% to 6.99%                     -9.73% to -9.22%

                                          --------------------------------
                                                             Oppenheimer
                                          Met/Putnam Capital   Capital
                                            Opportunities    Appreciation
                                             Portfolio B      Portfolio
                                          ------------------ ------------
December 31, 2005
  Units                                              272,999  3,198,574
  Unit Fair Value, Lowest to Highest /1/    $16.94 to $15.16     $10.60
  Net Assets (In Thousands)                           $4,739    $33,902
  Investment Income Ratio to Net
   Assets /2/                                          0.16%      0.08%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.75% to 1.90%      1.40%
  Total Return, Lowest to Highest /4/         8.97% to 7.73%      3.54%

December 31, 2004
  Units                                              218,194  1,419,760
  Unit Fair Value, Lowest to Highest /1/    $15.54 to $14.07     $10.24
  Net Assets (In Thousands)                           $3,536    $14,534
  Investment Income Ratio to Net
   Assets /2/                                          0.00%      4.87%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.75% to 1.90%      1.40%
  Total Return, Lowest to Highest /4/       16.46% to 15.58%      5.21%

December 31, 2003
  Units                                              182,817
  Unit Fair Value, Lowest to Highest /1/    $14.22 to $13.87
  Net Assets (In Thousands)                           $2,564
  Investment Income Ratio to Net
   Assets /2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%
  Total Return, Lowest to Highest /4/       27.19% to 25.99%

December 31, 2002
  Units                                              159,241
  Unit Fair Value, Lowest to Highest /1/    $11.01 to $11.18
  Net Assets (In Thousands)                           $1,766
  Investment Income Ratio to Net
   Assets /2/                                          0.09%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%
  Total Return, Lowest to Highest /4/     -22.60% to -21.86%

December 31, 2001
  Units                                               58,653
  Unit Fair Value, Lowest to Highest /1/    $14.22 to $14.31
  Net Assets (In Thousands)                             $837
  Investment Income Ratio to Net
   Assets /2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%
  Total Return, Lowest to Highest /4/      -10.27% to -9.41%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                        Met Investors
                                             -----------------------------------------------------------------------------------
                                                                                                     Janus
                                             Oppenheimer Capital PIMCO Inflation       PIMCO       Aggressive
                                                Appreciation     Protected Bond     Money Market     Growth    Janus Aggressive
                                                 Portfolio B       Portfolio B      Portfolio B    Portfolio  Growth Portfolio B
                                             ------------------- ---------------- ---------------- ---------- ------------------
December 31, 2005
  Units                                              12,966,915         6,511,274                  2,310,326          13,647,899
  Unit Fair Value, Lowest to Highest /1/         $8.91 to $8.41  $11.25 to $10.93                     $11.10      $8.06 to $7.84
  Net Assets (In Thousands)                            $110,580           $72,384                    $25,650            $108,808
  Investment Income Ratio to Net Assets /2/               0.00%             0.00%                      0.00%               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.75% to 2.35%    1.30% to 2.35%                      1.40%      1.30% to 2.35%
  Total Return, Lowest to Highest /4/            3.93% to 2.29%   0.08% to -0.96%                     12.27%    12.11% to 10.95%

December 31, 2004
  Units                                              16,146,569         8,692,539        2,937,342 3,095,338          17,154,704
  Unit Fair Value, Lowest to Highest /1/         $8.37 to $8.22  $11.24 to $11.04  $10.20 to $9.79     $9.89      $7.19 to $7.06
  Net Assets (In Thousands)                            $133,569           $96,966          $28,941   $30,611            $122,300
  Investment Income Ratio to Net Assets /2/               3.29%             4.56%            0.65%     0.00%               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%    1.30% to 2.35%   0.75% to 2.35%     1.40%      1.30% to 2.35%
  Total Return, Lowest to Highest /4/            5.03% to 3.93%    7.60% to 6.47%  0.02% to -1.70%     7.30%      7.04% to 5.92%

December 31, 2003
  Units                                              15,380,749         7,706,190        3,952,789                     8,421,303
  Unit Fair Value, Lowest to Highest /1/         $7.97 to $7.91  $10.44 to $10.37  $10.17 to $9.96                $6.72 to $6.67
  Net Assets (In Thousands)                            $121,536           $80,239          $39,337                       $56,085
  Investment Income Ratio to Net Assets /2/               0.00%             0.69%            0.43%                         0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%    1.30% to 2.35%   0.85% to 2.35%                1.30% to 2.35%
  Total Return, Lowest to Highest /4/          21.75% to 20.90%    4.43% to 3.70% -0.42% to -1.33%              22.00% to 21.15%

December 31, 2002
  Units                                               3,485,515                          2,772,993                     1,738,230
  Unit Fair Value, Lowest to Highest /1/         $6.21 to $6.28                   $10.00 to $10.21                $5.14 to $5.20
  Net Assets (In Thousands)                             $21,773                            $27,938                        $8,986
  Investment Income Ratio to Net Assets /2/               0.01%                              0.99%                         0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 2.05%                     0.85% to 2.10%                1.40% to 2.05%
  Total Return, Lowest to Highest /4/        -26.27% to -25.78%                    -1.01% to 0.24%            -29.30% to -28.84%

December 31, 2001
  Units                                                 288,226                            467,182                       164,202
  Unit Fair Value, Lowest to Highest /1/         $8.42 to $8.47                   $10.10 to $10.19                $7.27 to $7.31
  Net Assets (In Thousands)                              $2,433                             $4,740                        $1,196
  Investment Income Ratio to Net Assets /2/               0.13%                              1.27%                         0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 2.25%                     0.85% to 2.25%                1.40% to 2.25%
  Total Return, Lowest to Highest /4/          -3.49% to -2.85%                     0.67% to 1.66%             -10.51% to -9.91%

                                             -----------------

                                               PIMCO Total
                                               Return Bond
                                                Portfolio
                                             ----------------
December 31, 2005
  Units                                             4,604,418
  Unit Fair Value, Lowest to Highest /1/     $12.68 to $12.34
  Net Assets (In Thousands)                           $56,833
  Investment Income Ratio to Net Assets /2/             0.05%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                 0.85% to 1.40%
  Total Return, Lowest to Highest /4/          1.60% to 1.04%

December 31, 2004
  Units                                             5,521,861
  Unit Fair Value, Lowest to Highest /1/     $12.48 to $12.21
  Net Assets (In Thousands)                           $67,451
  Investment Income Ratio to Net Assets /2/             2.46%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                 0.85% to 1.40%
  Total Return, Lowest to Highest /4/          4.36% to 3.78%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                           Met Investors
                                          -----------------------------------------------------------------------
                                               PIMCO          RCM Global       T. Rowe Price     T. Rowe Price
                                            Total Return      Technology       Mid-Cap Growth    Mid-Cap Growth
                                          Bond Portfolio B    Portfolio B        Portfolio        Portfolio B
                                          ---------------- ------------------ ---------------- ------------------
December 31, 2005
  Units                                         23,284,234          2,539,048        2,760,060         12,443,446
  Unit Fair Value, Lowest to Highest /1/  $12.59 to $11.89     $4.76 to $4.63   $8.15 to $7.99     $8.30 to $7.84
  Net Assets (In Thousands)                       $282,307            $11,888          $22,393            $99,232
  Investment Income Ratio to
   Net Assets /2/                                    0.00%              0.00%            0.00%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.75% to 2.35%     1.30% to 2.35%   1.40% to 1.80%     0.75% to 2.35%
  Total Return, Lowest to Highest /4/      1.49% to -0.12%     9.59% to 8.44% 13.28% to 12.83%   13.77% to 11.97%

December 31, 2004
  Units                                         22,566,071          3,357,357        3,375,546         11,702,710
  Unit Fair Value, Lowest to Highest /1/  $12.40 to $11.90     $4.35 to $4.27   $7.19 to $7.08     $7.30 to $7.00
  Net Assets (In Thousands)                       $271,286            $14,410          $24,198            $82,666
  Investment Income Ratio to
   Net Assets /2/                                    6.80%              0.08%            0.00%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.75% to 2.35%     1.30% to 2.35%   1.40% to 1.80%     0.75% to 2.35%
  Total Return, Lowest to Highest /4/       4.10% to 2.54%   -5.55% to -6.54% 16.51% to 16.04%   16.76% to 15.08%

December 31, 2003
  Units                                         16,389,544          1,767,899                          11,428,214
  Unit Fair Value, Lowest to Highest /1/  $11.69 to $11.61     $4.60 to $4.57                      $6.18 to $6.09
  Net Assets (In Thousands)                       $190,243             $8,066                             $69,509
  Investment Income Ratio to
   Net Assets /2/                                    1.52%              0.00%                               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              1.30% to 2.35%     1.30% to 2.35%                      0.85% to 2.35%
  Total Return, Lowest to Highest /4/      0.64% to -0.06%   39.26% to 38.29%                    35.48% to 27.90%

December 31, 2002
  Units                                          6,145,156            610,838                           2,558,021
  Unit Fair Value, Lowest to Highest /1/  $11.22 to $11.36     $2.92 to $2.96                      $4.49 to $4.56
  Net Assets (In Thousands)                        $69,461             $1,797                             $11,560
  Investment Income Ratio to
   Net Assets /2/                                    0.00%              0.00%                               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              1.40% to 2.05%     1.40% to 2.25%                      0.85% to 2.25%
  Total Return, Lowest to Highest /4/       7.08% to 7.77% -51.83% to -51.42%                  -44.51% to -45.29%

December 31, 2001
  Units                                            218,855            111,243                             216,911
  Unit Fair Value, Lowest to Highest /1/  $10.48 to $10.54     $6.06 to $6.09                      $8.19 to $8.24
  Net Assets (In Thousands)                         $2,299               $676                              $1,782
  Investment Income Ratio to
   Net Assets /2/                                    3.25%              0.00%                               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              1.40% to 2.25%     1.40% to 2.25%                      1.40% to 2.25%
  Total Return, Lowest to Highest /4/       3.18% to 3.87% -17.00% to -16.44%                    -1.66% to -1.00%

                                          -----------------------------------------
                                           MFS Research         MFS Research
                                           International   International Portfolio
                                             Portfolio                B
                                          ---------------- -----------------------
December 31, 2005
  Units                                          3,983,017           11,524,006
  Unit Fair Value, Lowest to Highest /1/  $18.32 to $12.72     $13.26 to $12.53
  Net Assets (In Thousands)                        $71,859             $147,193
  Investment Income Ratio to
   Net Assets /2/                                    0.58%                0.40%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.85% to 1.80%       0.75% to 2.35%
  Total Return, Lowest to Highest /4/     15.78% to 14.69%     15.55% to 13.73%

December 31, 2004
  Units                                          3,665,586            9,223,092
  Unit Fair Value, Lowest to Highest /1/  $15.82 to $11.09     $11.48 to $11.01
  Net Assets (In Thousands)                        $57,353             $102,510
  Investment Income Ratio to
   Net Assets /2/                                    0.23%                0.27%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.85% to 1.80%       0.75% to 2.35%
  Total Return, Lowest to Highest /4/     18.71% to 17.58%     15.31% to 16.78%

December 31, 2003
  Units                                          3,732,644            3,903,399
  Unit Fair Value, Lowest to Highest /1/  $13.33 to $13.28       $9.58 to $9.43
  Net Assets (In Thousands)                        $49,571              $36,781
  Investment Income Ratio to
   Net Assets /2/                                    0.48%                0.91%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.85% to 1.40%       0.85% to 2.35%
  Total Return, Lowest to Highest /4/     33.30% to 32.80%     30.93% to 28.59%

December 31, 2002
  Units                                                               1,580,897
  Unit Fair Value, Lowest to Highest /1/                         $7.20 to $7.32
  Net Assets (In Thousands)                                             $11,459
  Investment Income Ratio to
   Net Assets /2/                                                         0.28%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                                   0.85% to 2.25%
  Total Return, Lowest to Highest /4/                        -13.77% to -12.55%

December 31, 2001
  Units                                                                 101,829
  Unit Fair Value, Lowest to Highest /1/                         $8.34 to $8.38
  Net Assets (In Thousands)                                                $851
  Investment Income Ratio to
   Net Assets /2/                                                         0.38%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                                   1.40% to 2.25%
  Total Return, Lowest to Highest /4/                          -6.32% to -5.69%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                                      Met Investors
                                          -----------------------------------------------------------------------------------
                                             AIM           AIM                                 Harris          Third Avenue
                                          Small-Cap     Small-Cap           Lazard             Oakmark          Small-Cap
                                           Growth        Growth             Mid-Cap         International         Value
                                          Portfolio    Portfolio B        Portfolio B        Portfolio B        Portfolio
                                          --------- ------------------ ------------------ ------------------ ----------------
December 31, 2005
  Units                                    762,909           6,787,906          2,227,684          6,295,353          208,309
  Unit Fair Value, Lowest to Highest /1/     $7.45    $13.04 to $12.68   $14.50 to $14.10   $15.78 to $15.34 $16.49 to $16.13
  Net Assets (In Thousands)                 $5,685             $87,493            $31,807            $97,858           $3,762
  Investment Income Ratio to Net
   Assets /2/                                0.00%               0.00%              0.06%              0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/         1.40%      1.30% to 2.35%     1.30% to 2.35%     1.30% to 2.35%   1.30% to 1.90%
  Total Return, Lowest to Highest /4/       14.07%      6.87% to 5.76%     6.67% to 5.56%   12.77% to 11.59% 18.70% to 18.23%

December 31, 2004
  Units                                                      4,667,993          2,722,902          6,954,807
  Unit Fair Value, Lowest to Highest /1/              $12.20 to $11.99   $13.59 to $13.35   $13.99 to $13.75
  Net Assets (In Thousands)                                    $56,302            $36,592            $96,252
  Investment Income Ratio to Net
   Assets /2/                                                    0.00%              0.00%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                    1.30% to 2.35%     1.30% to 2.35%     1.30% to 2.35%
  Total Return, Lowest to Highest /4/                   5.05% to 3.95%   12.92% to 11.74%   18.96% to 17.72%

December 31, 2003
  Units                                                      3,833,712          3,736,086          6,077,658
  Unit Fair Value, Lowest to Highest /1/              $11.61 to $11.53   $12.03 to $11.95   $11.76 to $11.68
  Net Assets (In Thousands)                                    $44,193            $44,639            $70,998
  Investment Income Ratio to Net
   Assets /2/                                                    0.00%              1.56%              1.78%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                    1.30% to 2.35%     1.30% to 2.35%     1.30% to 2.35%
  Total Return, Lowest to Highest /4/                 33.33% to 32.40%   23.70% to 22.83%   34.41% to 33.47%

December 31, 2002
  Units                                                      1,063,308            653,527            521,347
  Unit Fair Value, Lowest to Highest /1/                $8.38 to $8.47     $9.57 to $9.67     $8.74 to $8.83
  Net Assets (In Thousands)                                     $8,972             $6,292             $4,585
  Investment Income Ratio to Net
   Assets /2/                                                    0.00%              0.02%              0.25%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                    1.40% to 2.25%     1.40% to 2.25%     1.40% to 2.25%
  Total Return, Lowest to Highest /4/               -29.12% to -28.51% -12.80% to -12.06% -19.92% to -19.23%

December 31, 2001
  Units                                                         18,549             16,422              2,650
  Unit Fair Value, Lowest to Highest /1/              $11.83 to $11.85   $10.97 to $10.99   $10.91 to $10.94
  Net Assets (In Thousands)                                       $220               $180                $29
  Investment Income Ratio to Net
   Assets /2/                                                    0.00%              0.00%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                    1.40% to 2.25%     1.40% to 2.25%     1.40% to 2.25%
  Total Return, Lowest to Highest /4/                 18.30% to 18.52%     9.70% to 9.91%     9.15% to 9.36%

                                          -------------------
                                             Third Avenue
                                              Small-Cap
                                                Value
                                             Portfolio B
                                          ------------------
December 31, 2005
  Units                                            5,711,948
  Unit Fair Value, Lowest to Highest /1/    $16.35 to $15.90
  Net Assets (In Thousands)                          $92,220
  Investment Income Ratio to Net
   Assets /2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 2.35%
  Total Return, Lowest to Highest /4/       13.99% to 12.80%

December 31, 2004
  Units                                            6,296,258
  Unit Fair Value, Lowest to Highest /1/    $14.35 to $14.10
  Net Assets (In Thousands)                          $89,472
  Investment Income Ratio to Net
   Assets /2/                                          1.28%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 2.35%
  Total Return, Lowest to Highest /4/       24.87% to 23.56%

December 31, 2003
  Units                                            6,229,319
  Unit Fair Value, Lowest to Highest /1/    $11.49 to $11.41
  Net Assets (In Thousands)                          $71,163
  Investment Income Ratio to Net
   Assets /2/                                          0.48%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 2.35%
  Total Return, Lowest to Highest /4/       35.61% to 34.67%

December 31, 2002
  Units                                              873,499
  Unit Fair Value, Lowest to Highest /1/      $8.19 to $8.23
  Net Assets (In Thousands)                           $7,175
  Investment Income Ratio to Net
   Assets /2/                                          0.38%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 2.25%
  Total Return, Lowest to Highest /4/     -18.14% to -17.68%

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                         Met Investors
                                             -----------------------------------------------------------------------------------
                                              Neuberger
                                             Berman Real Neuberger Berman                     Goldman Sachs
                                               Estate      Real Estate      Turner Mid-Cap    Mid-Cap Value   Defensive Strategy
                                              Portfolio    Portfolio B    Growth Portfolio B   Portfolio B      Fund of Fund B
                                             ----------- ---------------- ------------------ ---------------- ------------------
December 31, 2005
  Units                                        577,966          4,290,480         1,029,884         2,181,767         6,322,085
  Unit Fair Value, Lowest to Highest /1/        $20.89   $14.43 to $14.11  $12.32 to $12.01  $13.41 to $13.08  $10.43 to $10.30
  Net Assets (In Thousands)                    $12,076            $61,358           $12,503           $28,841           $65,586
  Investment Income Ratio to Net Assets /2/      0.00%              0.00%             0.00%             0.72%             1.03%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%     1.00% to 2.35%    0.85% to 2.35%    0.85% to 2.35%    1.30% to 2.35%
  Total Return, Lowest to Highest /4/           15.05%   12.16% to 10.66%   10.42% to 8.78%   11.59% to 9.93%    3.13% to 2.06%

December 31, 2004
  Units                                                         1,552,403         1,457,917         1,750,355         1,937,189
  Unit Fair Value, Lowest to Highest /1/                 $12.87 to $12.75  $11.16 to $11.04  $12.02 to $11.90  $10.11 to $10.10
  Net Assets (In Thousands)                                       $19,879           $16,169           $20,910           $19,577
  Investment Income Ratio to Net Assets /2/                         5.12%             0.00%             1.57%             8.88%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                             1.00% to 2.35%    0.85% to 2.35%    0.85% to 2.35%    1.30% to 2.35%
  Total Return, Lowest to Highest /4/                    28.69% to 27.55%  11.57% to 10.47%  20.17% to 18.98%    1.71% to 1.59%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

                                             ------------------


                                             Moderate Strategy
                                              Fund of Fund B
                                             -----------------
December 31, 2005
  Units                                            21,366,533
  Unit Fair Value, Lowest to Highest /1/     $10.69 to $10.56
  Net Assets (In Thousands)                          $227,166
  Investment Income Ratio to Net Assets /2/             1.28%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                 1.30% to 2.35%
  Total Return, Lowest to Highest /4/          4.45% to 3.36%

December 31, 2004
  Units                                            10,636,014
  Unit Fair Value, Lowest to Highest /1/     $10.23 to $10.22
  Net Assets (In Thousands)                          $108,760
  Investment Income Ratio to Net Assets /2/             6.77%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                 1.30% to 2.35%
  Total Return, Lowest to Highest /4/          2.20% to 2.08%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                         Met Investors
                                             --------------------------------------------------------------------
                                                                                   Aggressive
                                             Balanced Strategy Growth Strategy      Strategy        VanKampen
                                                  Fund of          Fund of          Fund of         ComStock
                                                  Fund B           Fund B            Fund B        Portfolio B
                                             ----------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                            59,266,853        58,883,485       12,099,254        3,599,394
  Unit Fair Value, Lowest to Highest /1/     $10.99 to $10.86  $11.43 to $11.29 $11.65 to $11.51 $10.52 to $10.41
  Net Assets (In Thousands)                          $648,361          $669,542         $140,266          $37,741
  Investment Income Ratio to Net Assets /2/             1.20%             1.12%            0.87%            2.41%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.30% to 2.35%    1.30% to 2.35%   1.30% to 2.35%   0.75% to 2.35%
  Total Return, Lowest to Highest /4/          5.74% to 4.64%    7.72% to 6.60%   8.96% to 7.82%   5.22% to 4.11%

December 31, 2004
  Units                                            31,037,036        31,746,255        7,251,678
  Unit Fair Value, Lowest to Highest /1/     $10.40 to $10.38  $10.61 to $10.59 $10.69 to $10.68
  Net Assets (In Thousands)                          $322,474          $336,537          $77,491
  Investment Income Ratio to Net Assets /2/             5.05%             3.18%            1.17%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.30% to 2.35%    1.30% to 2.35%   1.30% to 2.35%
  Total Return, Lowest to Highest /4/          2.91% to 2.79%    3.56% to 3.45%   3.79% to 3.67%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             ----------------------------------
                                                 Cyclical         Cyclical
                                                  Growth         Growth and
                                                   ETF           Income ETF
                                                 Class B          Class B
                                             ---------------- ----------------
December 31, 2005
  Units                                               820,546          405,183
  Unit Fair Value, Lowest to Highest /1/     $10.17 to $10.16 $10.13 to $10.12
  Net Assets (In Thousands)                            $8,343           $4,104
  Investment Income Ratio to Net Assets /2/             3.11%            2.73%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.30% to 1.90%   1.30% to 1.90%
  Total Return, Lowest to Highest /4/          1.71% to 1.56%   1.33% to 1.17%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                          Met Investors
                                          -----------------------------------------------------------------------
                                          Legg Mason Value JP Morgan Quality JP Morgan Quality     JP Morgan
                                               Equity            Bond              Bond          Select Equity
                                              Class B          Portfolio        Portfolio B        Portfolio
                                          ---------------- ----------------- ----------------- ------------------
December 31, 2005
  Units                                             31,606
  Unit Fair Value, Lowest to Highest /1/  $10.63 to $10.61
  Net Assets (In Thousands)                           $336
  Investment Income Ratio to Net
   Assets /2/                                        0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              1.30% to 2.35%
  Total Return, Lowest to Highest /4/     -1.34% to -1.37%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                                           5,101,736         3,511,672           7,321,298
  Unit Fair Value, Lowest to Highest /1/                   $13.01 to $14.78  $14.90 to $14.52     $9.03 to $15.21
  Net Assets (In Thousands)                                         $75,368           $51,492            $110,888
  Investment Income Ratio to Net
   Assets /2/                                                         3.66%             4.98%               0.59%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                               0.85% to 1.40%    0.85% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/                        3.11% to 2.55%    2.88% to 1.91%    32.37% to 31.64%

December 31, 2002
  Units                                                           6,122,575         1,951,438           8,572,763
  Unit Fair Value, Lowest to Highest /1/                   $12.62 to $14.41  $14.25 to $14.48     $6.82 to $11.55
  Net Assets (In Thousands)                                         $88,109           $27,984             $98,571
  Investment Income Ratio to Net
   Assets /2/                                                         4.50%             7.48%               0.58%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest/ 3/                                               0.85% to 1.40%    0.85% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/                        7.44% to 8.03%    6.66% to 7.67%  -26.68% to -26.28%

December 31, 2001
  Units                                                           6,678,929           500,675          10,938,478
  Unit Fair Value, Lowest to Highest /1/                   $11.68 to $13.41  $13.36 to $13.45     $9.25 to $15.75
  Net Assets (In Thousands)                                         $89,494            $6,704            $171,679
  Investment Income Ratio to Net
   Assets /2/                                                         4.73%             4.73%               0.48%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                               0.85% to 1.40%    0.85% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/                        5.56% to 6.40%    4.92% to 5.93%    -7.33% to -6.72%

                                          --------------------------------------
                                              JP Morgan         Met/Putnam
                                            Select Equity        Research
                                             Portfolio B        Portfolio B
                                          ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                              590,907          2,466,985
  Unit Fair Value, Lowest to Highest /1/    $15.32 to $14.94     $7.73 to $7.67
  Net Assets (In Thousands)                           $8,933            $18,890
  Investment Income Ratio to Net
   Assets /2/                                          0.45%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                0.85% to 1.80%     1.30% to 2.35%
  Total Return, Lowest to Highest /4/       32.07% to 30.83%   20.26% to 19.42%

December 31, 2002
  Units                                              545,142            973,578
  Unit Fair Value, Lowest to Highest /1/    $11.42 to $11.60     $6.22 to $6.30
  Net Assets (In Thousands)                           $6,271             $6,095
  Investment Income Ratio to Net
   Assets /2/                                          0.77%              0.83%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest/ 3/                                0.85% to 1.80%     1.40% to 2.10%
  Total Return, Lowest to Highest /4/     -27.15% to -26.46% -22.46% to -21.91%

December 31, 2001
  Units                                              305,340            130,063
  Unit Fair Value, Lowest to Highest /1/    $15.67 to $15.77     $8.03 to $8.07
  Net Assets (In Thousands)                           $4,799             $1,046
  Investment Income Ratio to Net
   Assets /2/                                          0.15%              0.57%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                0.85% to 1.80%     1.40% to 2.25%
  Total Return, Lowest to Highest /4/       -8.01% to -7.13%   -3.99% to -3.35%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                    Met Investors
                                  ----------------------------------------------------------------------------------------------
                                     Lord Abbett        Lord Abbett         JP Morgan          JP Morgan          JP Morgan
                                     Developing         Developing          Enhanced           Enhanced         International
                                       Growth             Growth              Index              Index             Equity
                                      Portfolio         Portfolio B         Portfolio         Portfolio B         Portfolio
                                  ------------------ ------------------ ------------------ ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2002
  Units                                    2,519,957            574,459          7,887,616            324,968          5,302,229
  Unit Fair Value, Lowest to
   Highest /1/                        $4.97 to $7.44     $7.36 to $7.48    $6.15 to $12.71   $12.57 to $12.77     $5.30 to $8.69
  Net Assets (In Thousands)                  $18,528             $4,264            $99,052             $4,113            $45,832
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.88%              1.13%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.40%     0.85% to 1.80%     0.85% to 1.40%     0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to
   Highest /4/                    -29.98% to -29.59% -30.40% to -29.74% -26.00% to -25.59% -26.46% to -25.75% -17.52% to -17.07%

December 31, 2001
  Units                                    3,112,031            227,438          9,789,785            190,262          6,871,694
  Unit Fair Value, Lowest to
   Highest /1/                       $7.05 to $10.63   $10.58 to $10.64    $8.27 to $17.18   $17.09 to $17.20    $6.39 to $10.54
  Net Assets (In Thousands)                  $32,694             $2,413           $166,440             $3,260            $72,080
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.82%              0.22%              1.31%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.40%     0.85% to 1.80%     0.85% to 1.40%     0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to
   Highest /4/                      -8.14% to -7.59%   -8.74% to -7.87% -12.65% to -12.15% -13.23% to -12.40% -21.44% to -20.98%

                                  -------------------
                                      JP Morgan
                                    International
                                       Equity
                                     Portfolio B
                                  ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2002
  Units                                      173,545
  Unit Fair Value, Lowest to
   Highest /1/                        $8.59 to $8.73
  Net Assets (In Thousands)                   $1,503
  Investment Income Ratio to Net
   Assets /2/                                  0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -18.00% to -17.22%

December 31, 2001
  Units                                       94,256
  Unit Fair Value, Lowest to
   Highest /1/                      $10.48 to $10.55
  Net Assets (In Thousands)                     $991
  Investment Income Ratio to Net
   Assets /2/                                  0.51%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -22.00% to -21.25%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                   GACC                              Russell
                                             ---------------- ------------------------------------------------------
                                                  Money       Multi-Style Aggressive                     Real Estate
                                                  Market        Equity      Equity    Non-US   Core Bond Securities
                                                   Fund          Fund        Fund      Fund      Fund       Fund
                                             ---------------- ----------- ---------- --------- --------- -----------
December 31, 2005
  Units                                                        2,495,854    502,797    901,452 1,392,616   125,482
  Unit Fair Value, Lowest to Highest /1/                          $11.83     $13.36     $14.23    $13.91    $25.70
  Net Assets (In Thousands)                                      $29,537     $6,719    $12,830   $19,370    $3,225
  Investment Income Ratio to Net Assets /2/                        1.12%      0.17%      1.58%     3.51%     2.04%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                               1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/                              5.78%      4.89%     12.11%     0.60%    11.39%

December 31, 2004
  Units                                                        3,502,648    691,249  1,261,708 1,719,866   167,353
  Unit Fair Value, Lowest to Highest /1/                          $11.19     $12.74     $12.70    $13.83    $23.07
  Net Assets (In Thousands)                                      $39,186     $8,807    $16,018   $23,780    $3,861
  Investment Income Ratio to Net Assets /2/                        0.76%      0.16%      1.87%     3.49%     2.57%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                               1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/                              8.28%     13.13%     16.65%     3.21%    33.01%

December 31, 2003
  Units                                                        4,207,248    855,054  1,617,799 2,133,352   197,639
  Unit Fair Value, Lowest to Highest /1/                          $10.33     $11.26     $10.88    $13.40    $17.34
  Net Assets (In Thousands)                                      $43,469     $9,630    $17,607   $28,580    $3,428
  Investment Income Ratio to Net Assets /2/                        0.75%      0.10%      2.61%     3.43%     5.25%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                               1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/                             27.07%     43.58%     36.86%     4.68%    35.30%

December 31, 2002
  Units                                             2,906,285  4,582,713    968,192  1,815,696 2,637,246   204,428
  Unit Fair Value, Lowest to Highest /1/     $10.96 to $12.44      $8.13      $7.84      $7.95    $12.80    $12.82
  Net Assets (In Thousands)                           $36,075    $37,245     $7,589    $14,437   $33,718    $2,620
  Investment Income Ratio to Net Assets /2/             3.37%      0.60%      0.00%      1.51%     2.92%     5.15%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%      1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/          0.23% to 0.78%    -24.26%    -20.18%    -16.33%     7.33%     2.36%

December 31, 2001
  Units                                             2,940,842  4,916,743  1,079,890  1,988,278 2,937,714   216,523
  Unit Fair Value, Lowest to Highest /1/     $10.87 to $12.41     $10.74      $9.83      $9.50    $11.92    $12.52
  Net Assets (In Thousands)                           $36,431    $52,768    $10,609    $18,894   $35,000    $2,711
  Investment Income Ratio to Net Assets /2/             0.00%      0.46%      0.11%      0.57%     5.91%     5.18%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%      1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/          2.59% to 3.21%    -15.41%     -3.73%    -23.12%     5.91%     6.33%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                         AIM
                                  ----------------------------------------------------------------------------------------------
                                       Capital            Capital         International      International
                                     Appreciation       Appreciation         Growth             Growth             Premier
                                         Fund              Fund B             Fund              Fund B           Equity Fund
                                  ------------------ ------------------ ------------------ ------------------ ------------------
December 31, 2005
  Units                                    2,126,812             77,227            473,274            421,253
  Unit Fair Value, Lowest to
   Highest /1/                       $6.54 to $11.80   $22.78 to $21.11    $9.19 to $14.11   $21.15 to $19.61
  Net Assets (In Thousands)                  $24,385               $938             $6,667             $6,695
  Investment Income Ratio to Net
   Assets /2/                                  0.06%              0.00%              0.67%              0.89%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%     1.30% to 1.90%     0.85% to 1.80%     1.30% to 1.90%
  Total Return, Lowest to
   Highest /4/                        7.92% to 6.90%     7.18% to 6.54%   16.93% to 15.83%   16.19% to 15.49%

December 31, 2004
  Units                                    2,698,592             72,492            469,799             42,094            134,949
  Unit Fair Value, Lowest to
   Highest /1/                       $6.06 to $11.03   $21.25 to $19.81    $7.86 to $12.18   $18.21 to $16.98   $10.75 to $10.59
  Net Assets (In Thousands)                  $28,901               $805             $5,689               $530             $1,443
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.63%              0.62%              0.03%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%     1.30% to 1.90%     0.85% to 1.80%     1.30% to 1.90%     1.40% to 1.80%
  Total Return, Lowest to
   Highest /4/                        5.72% to 4.72%     7.14% to 4.83%   22.95% to 21.79%   18.13% to 17.66%     4.30% to 3.88%

December 31, 2003
  Units                                    3,257,668             83,665            543,337             26,476          5,245,692
  Unit Fair Value, Lowest to
   Highest /1/                       $5.74 to $10.54   $10.61 to $10.50    $6.39 to $10.00    $10.06 to $9.95    $6.17 to $10.20
  Net Assets (In Thousands)                  $33,285               $886             $5,386               $266            $52,603
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.52%              0.59%              0.30%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%     1.40% to 1.80%     0.85% to 1.80%     1.40% to 1.80%     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                      28.42% to 28.42%   27.39% to 27.39%   27.97% to 27.97%   26.81% to 26.81%   24.02% to 24.02%

December 31, 2002
  Units                                    3,855,751             47,993            651,694              3,753          6,211,111
  Unit Fair Value, Lowest to
   Highest /1/                        $4.47 to $8.40     $8.27 to $8.33     $5.00 to $8.00     $7.87 to $7.93     $4.97 to $8.41
  Net Assets (In Thousands)                  $30,804               $399             $5,045                $30            $50,408
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.55%              1.08%              0.31%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%     1.40% to 1.80%     0.85% to 1.80%     1.40% to 1.80%     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -25.71% to -25.00% -25.85% to -25.55% -17.18% to -16.39% -17.43% to -17.10% -31.51% to -30.85%

December 31, 2001
  Units                                    4,259,337                               735,910                             6,944,765
  Unit Fair Value, Lowest to
   Highest /1/                       $5.96 to $11.21                        $5.98 to $9.58                       $7.19 to $12.18
  Net Assets (In Thousands)                  $46,183                                $6,882                               $82,860
  Investment Income Ratio to Net
   Assets /2/                                  0.00%                                 0.32%                                 0.14%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%                        0.85% to 1.80%                        0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -24.66% to -23.93%                    -24.91% to -24.01%                    -14.12% to -13.27%

                                  -------------------

                                    Premier Equity
                                        Fund B
                                  ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2003
  Units                                      139,052
  Unit Fair Value, Lowest to
   Highest /1/                       $6.14 to $10.15
  Net Assets (In Thousands)                   $1,310
  Investment Income Ratio to Net
   Assets /2/                                  0.29%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                      23.77% to 23.77%

December 31, 2002
  Units                                       74,811
  Unit Fair Value, Lowest to
   Highest /1/                        $4.96 to $8.39
  Net Assets (In Thousands)                     $561
  Investment Income Ratio to Net
   Assets /2/                                  0.58%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -31.70% to -31.05%

December 31, 2001
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                                       Alliance
                                             -------------------------------------------------------------------------
                                             Bernstein
                                                Real       Bernstein
                                               Estate     Real Estate     Premier       Premier          Bernstein
                                             Investment   Investment      Growth        Growth           Small-Cap
                                             Portfolio    Portfolio B    Portfolio    Portfolio B       Portfolio B
                                             ---------- ---------------- --------- ------------------ ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                        762,560         2,356,884
  Unit Fair Value, Lowest to Highest /1/        $18.96  $20.86 to $20.41
  Net Assets (In Thousands)                    $14,459           $44,359
  Investment Income Ratio to Net Assets /2/      2.33%             2.28%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40%    1.30% to 1.90%
  Total Return, Lowest to Highest /4/           33.74%  37.21% to 36.66%

December 31, 2003
  Units                                        936,692         2,455,396 3,417,300          7,263,147          151,142
  Unit Fair Value, Lowest to Highest /1/        $14.18  $14.10 to $13.95    $10.67   $10.59 to $10.48 $14.23 to $14.08
  Net Assets (In Thousands)                    $13,280           $34,523   $36,450            $76,722           $2,147
  Investment Income Ratio to Net Assets /2/      2.65%             2.46%     0.00%              0.00%            0.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40%    1.40% to 1.80%     1.40%     1.40% to 1.80%   1.40% to 1.80%
  Total Return, Lowest to Highest /4/           37.36%  37.09% to 36.55%    21.95%   21.65% to 21.17% 38.94% to 38.38%

December 31, 2002
  Units                                      1,012,299         1,465,642 3,764,511          3,960,777          147,202
  Unit Fair Value, Lowest to Highest /1/        $10.32  $10.21 to $10.28     $8.75     $8.65 to $8.71 $10.18 to $10.24
  Net Assets (In Thousands)                    $10,445           $15,039   $32,919            $34,408           $1,506
  Investment Income Ratio to Net Assets /2/      2.53%             2.32%     0.00%              0.00%            0.09%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40%    1.40% to 1.80%     1.40%     1.40% to 1.80%   1.40% to 1.80%
  Total Return, Lowest to Highest /4/            1.18%    0.48% to 0.89%   -31.61% -32.08% to -31.80% -8.04% to -7.68%

December 31, 2001
  Units                                      1,096,757           504,313 4,644,874          1,214,520            6,876
  Unit Fair Value, Lowest to Highest /1/        $10.20  $10.16 to $10.19    $12.79   $12.77 to $12.75 $11.07 to $11.10
  Net Assets (In Thousands)                    $11,188            $5,134   $59,399            $15,485              $76
  Investment Income Ratio to Net Assets /2/      3.47%             0.57%     0.00%              0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40%    1.40% to 1.80%     1.40%     1.40% to 1.80%   1.40% to 1.80%
  Total Return /4/, Lowest to Highest /4/        9.25%  12.37% to 12.68%   -18.37% -18.88% to -18.56% 10.66% to 10.96%

                                             -------------------


                                                 Bernstein
                                                   Value
                                                Portfolio B
                                             ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                                 107,576
  Unit Fair Value, Lowest to Highest /1/       $10.85 to $10.73
  Net Assets (In Thousands)                              $1,164
  Investment Income Ratio to Net Assets /2/               0.77%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40% to 1.80%
  Total Return, Lowest to Highest /4/          26.68% to 26.17%

December 31, 2002
  Units                                                  88,771
  Unit Fair Value, Lowest to Highest /1/         $8.51 to $8.56
  Net Assets (In Thousands)                                $759
  Investment Income Ratio to Net Assets /2/               0.15%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40% to 1.80%
  Total Return, Lowest to Highest /4/        -14.51% to -14.16%

December 31, 2001
  Units                                                  21,497
  Unit Fair Value, Lowest to Highest /1/         $9.95 to $9.98
  Net Assets (In Thousands)                                $214
  Investment Income Ratio to Net Assets /2/               0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40% to 1.80%
  Total Return /4/, Lowest to Highest /4/      -0.50% to -0.24%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                            Liberty                                     Goldman Sachs
                                       ------------------ --------------------------------------------------------
                                       Newport Tiger Fund     Growth and       International         Internet
                                            Variable            Income            Equity            Tollkeeper
                                             Series              Fund              Fund                Fund
                                       ------------------ ------------------ ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                            54,143            485,499            194,909
  Unit Fair Value, Lowest to
   Highest /1/                           $12.04 to $11.91     $9.28 to $9.18   $10.48 to $10.37
  Net Assets (In Thousands)                          $652             $4,506             $2,042
  Investment Income Ratio to Net
   Assets /2/                                       2.38%              1.25%              4.02%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/       1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/    42.78% to 42.21%   22.63% to 22.14%   33.61% to 33.08%

December 31, 2002
  Units                                            68,499            589,009            232,066
  Unit Fair Value, Lowest to
   Highest /1/                             $8.37 to $8.43     $7.52 to $7.57     $7.79 to $7.84
  Net Assets (In Thousands)                          $578             $4,446             $1,819
  Investment Income Ratio to Net
   Assets /2/                                       1.14%              1.37%              0.99%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/       1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/  -18.45% to -18.12% -12.92% to -12.57% -19.80% to -19.47%

December 31, 2001
  Units                                            76,324            695,573            277,869            258,649
  Unit Fair Value, Lowest to
   Highest /1/                           $10.27 to $10.30     $8.63 to $8.66     $9.71 to $9.74     $4.25 to $4.26
  Net Assets (In Thousands)                          $786             $6,021             $2,705             $1,102
  Investment Income Ratio to Net
   Assets /2/                                       0.85%              0.48%              1.28%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/       1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/  -19.95% to -19.04% -10.96% to -10.57% -23.66% to -23.26% -34.87% to -34.59%

                                                            Scudder II
                                       -----------------------------------
                                                            Small-Cap
                                        Global Income         Growth
                                            Fund            Portfolio
                                       ---------------- ------------------
December 31, 2005
  Units                                                            168,675
  Unit Fair Value, Lowest to
   Highest /1/                                              $9.53 to $9.35
  Net Assets (In Thousands)                                         $1,606
  Investment Income Ratio to Net
   Assets /2/                                                        0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                        1.40% to 1.80%
  Total Return, Lowest to Highest /4/                       5.59% to 5.17%

December 31, 2004
  Units                                                            212,686
  Unit Fair Value, Lowest to
   Highest /1/                                              $9.02 to $8.89
  Net Assets (In Thousands)                                         $1,918
  Investment Income Ratio to Net
   Assets /2/                                                        0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                        1.40% to 1.80%
  Total Return, Lowest to Highest /4/                       9.48% to 9.04%

December 31, 2003
  Units                                                            256,266
  Unit Fair Value, Lowest to
   Highest /1/                                              $8.24 to $8.15
  Net Assets (In Thousands)                                         $2,111
  Investment Income Ratio to Net
   Assets /2/                                                        0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                        1.40% to 1.80%
  Total Return, Lowest to Highest /4/                     31.10% to 30.57%

December 31, 2002
  Units                                                            249,283
  Unit Fair Value, Lowest to
   Highest /1/                                              $6.24 to $6.29
  Net Assets (In Thousands)                                         $1,567
  Investment Income Ratio to Net
   Assets /2/                                                        0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                        1.40% to 1.80%
  Total Return, Lowest to Highest /4/                   -34.65% to -34.39%

December 31, 2001
  Units                                         156,459            270,537
  Unit Fair Value, Lowest to
   Highest /1/                         $11.70 to $11.73     $9.55 to $9.58
  Net Assets (In Thousands)                      $1,835             $2,592
  Investment Income Ratio to Net
   Assets /2/                                     5.30%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/    2.93% to 3.67% -30.08% to -29.76%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                Scudder II                                         MFS
                                             ------------------------------------------------- --------------------------
                                                Government         Dreman         Dreman High                      High
                                                Securities     Small-Cap Value   Return Equity  Investors Trust   Income
                                                Portfolio         Portfolio        Portfolio       Series B       Series
                                             ---------------- ------------------ ------------- ------------------ -------
December 31, 2005
  Units                                               128,534                                           1,147,380
  Unit Fair Value, Lowest to Highest /1/     $13.61 to $13.36                                    $11.17 to $10.96
  Net Assets (In Thousands)                            $1,746                                             $12,739
  Investment Income Ratio to Net Assets /2/             4.17%                                               0.31%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%                                      1.40% to 1.80%
  Total Return, Lowest to Highest /4/          1.15% to 0.75%                                      5.54% to 5.12%

December 31, 2004
  Units                                               166,555            262,644                        1,366,192 676,432
  Unit Fair Value, Lowest to Highest /1/     $13.46 to $13.26   $16.10 to $15.86                 $10.59 to $10.43  $12.12
  Net Assets (In Thousands)                            $2,237             $4,225                          $14,392  $8,198
  Investment Income Ratio to Net Assets /2/             3.82%              0.93%                            0.47%   4.85%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%     1.40% to 1.80%                   1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest /4/          2.31% to 1.90%   24.27% to 23.77%                   9.58% to 9.14%   7.63%

December 31, 2003
  Units                                               228,371            425,796     18,967             1,879,424 863,525
  Unit Fair Value, Lowest to Highest /1/     $13.15 to $13.01   $12.95 to $12.81     $12.47        $9.66 to $9.56  $11.26
  Net Assets (In Thousands)                            $3,000             $5,514       $237               $18,094  $9,724
  Investment Income Ratio to Net Assets /2/             3.00%              1.16%      1.70%                 0.47%   4.03%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%     1.40% to 1.80%      1.40%        1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest /4/          0.84% to 0.43%   40.06% to 39.50%     30.09%      20.14% to 19.66%  16.32%

December 31, 2002
  Units                                               311,697            525,935     26,662             1,952,970 853,316
  Unit Fair Value, Lowest to Highest /1/     $12.96 to $13.04     $9.19 to $9.25      $9.58        $7.99 to $8.04   $9.68
  Net Assets (In Thousands)                            $4,063             $4,863       $256               $15,667  $8,260
  Investment Income Ratio to Net Assets /2/             3.15%              0.44%      1.03%                 0.45%   6.88%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%     1.40% to 1.80%      1.40%        1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest /4/          6.12% to 6.55% -12.93% to -12.58%    -19.17%    -22.56% to -22.25%   1.14%

December 31, 2001
  Units                                               237,947            534,806     11,398               883,104 780,096
  Unit Fair Value, Lowest to Highest /1/     $12.21 to $12.24   $10.55 to $10.58     $11.86      $10.31 to $10.34  $10.36
  Net Assets (In Thousands)                            $2,913             $5,658       $135                $9,123  $7,466
  Investment Income Ratio to Net Assets /2/             3.65%              0.00%      0.76%                 0.00%   7.75%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%     1.40% to 1.80%      1.40%        1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest /4/          5.57% to 6.76%   15.57% to 16.21%      0.28%    -17.61% to -17.28%   0.65%

                                             -----------------

                                               High Income
                                                Series B
                                             ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                             3,696,643
  Unit Fair Value, Lowest to Highest /1/     $15.65 to $14.79
  Net Assets (In Thousands)                           $44,820
  Investment Income Ratio to Net Assets /2/             4.54%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.30% to 1.90%
  Total Return, Lowest to Highest /4/          7.50% to 7.07%

December 31, 2003
  Units                                             3,231,922
  Unit Fair Value, Lowest to Highest /1/     $11.17 to $11.05
  Net Assets (In Thousands)                           $36,025
  Investment Income Ratio to Net Assets /2/             3.55%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%
  Total Return, Lowest to Highest /4/        16.06% to 15.60%

December 31, 2002
  Units                                             1,595,503
  Unit Fair Value, Lowest to Highest /1/       $9.56 to $9.63
  Net Assets (In Thousands)                           $15,331
  Investment Income Ratio to Net Assets /2/             4.94%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%
  Total Return, Lowest to Highest /4/          0.50% to 0.90%

December 31, 2001
  Units                                               304,853
  Unit Fair Value, Lowest to Highest /1/       $9.51 to $9.54
  Net Assets (In Thousands)                            $2,904
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%
  Total Return, Lowest to Highest /4/         -0.20% to 0.20%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                  MFS
                                              ---------------------------------------------------------------------------
                                              Investors    New
                                                Trust   Discovery   New Discovery     Bond   Research
                                               Series    Series       Series B       Series   Series   Research Series B
                                              --------- --------- ------------------ ------- --------- ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                       1,775,231   982,516          6,740,984
  Unit Fair Value, Lowest to Highest /1/         $10.68     $7.52   $14.57 to $13.99
  Net Assets (In Thousands)                     $18,957    $7,388            $51,776
  Investment Income Ratio to Net Assets /2/       0.66%     0.00%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40%     1.30% to 1.90%
  Total Return, Lowest to Highest /4/             9.80%     5.03%     5.37% to 4.95%

December 31, 2003
  Units                                       2,198,563 1,036,706          5,468,948  74,664 1,049,818            143,411
  Unit Fair Value, Lowest to Highest /1/          $9.73     $7.16     $7.12 to $7.04  $13.62     $9.93     $9.87 to $9.76
  Net Assets (In Thousands)                     $21,381    $7,422            $38,808  $1,017   $10,422             $1,410
  Investment Income Ratio to Net Assets /2/       0.67%     0.00%              0.00%   6.57%     0.67%              0.41%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40%     1.40% to 1.80%   1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/            20.45%    31.86%   31.58% to 31.05%   7.82%    22.97%   22.64% to 22.15%

December 31, 2002
  Units                                       2,273,431   915,242          3,161,132 100,188 1,235,312            123,092
  Unit Fair Value, Lowest to Highest /1/          $8.07     $5.43     $5.37 to $5.41  $12.63     $8.07     $7.99 to $8.05
  Net Assets (In Thousands)                     $18,337    $4,967            $17,058  $1,265    $9,970               $988
  Investment Income Ratio to Net Assets /2/       0.56%     0.00%              0.00%   5.74%     0.28%              0.08%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40%     1.40% to 1.80%   1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -22.06%   -32.58% -33.02% to -32.75%   7.41%   -25.59% -26.07% to -25.77%

December 31, 2001
  Units                                       2,514,803   832,229            867,414 147,949 1,538,746             68,188
  Unit Fair Value, Lowest to Highest /1/         $10.36     $8.05     $8.02 to $8.04  $11.76    $10.85   $10.81 to $10.84
  Net Assets (In Thousands)                     $26,052    $6,701             $6,966  $1,739   $16,691               $738
  Investment Income Ratio to Net Assets /2/       0.50%     0.00%              0.00%   5.93%     0.02%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40%     1.40% to 1.80%   1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -17.13%    -6.36%   -6.95% to -6.58%   7.19%   -22.35% -22.80% to -22.49%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                        MFS
                                              ------------------------------------------------------- ------------
                                              Emerging                     Strategic                     Davis
                                               Growth    Emerging Growth    Income   Strategic Income   Venture
                                               Series       Series B        Series       Series B     Value Fund A
                                              --------- ------------------ --------- ---------------- ------------
December 31, 2005
  Units                                                                                                 144,107
  Unit Fair Value, Lowest to Highest /1/                                                                 $34.26
  Net Assets (In Thousands)                                                                              $4,938
  Investment Income Ratio to Net Assets /2/                                                               0.64%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                                              1.40%
  Total Return, Lowest to Highest /4/                                                                     8.77%

December 31, 2004
  Units                                                                                                  96,358
  Unit Fair Value, Lowest to Highest /1/                                                                 $31.50
  Net Assets (In Thousands)                                                                              $3,035
  Investment Income Ratio to Net Assets /2/                                                               0.56%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                                              1.40%
  Total Return, Lowest to Highest /4/                                                                    10.80%

December 31, 2003
  Units                                       1,168,700            102,277  136,455           454,865    62,347
  Unit Fair Value, Lowest to Highest /1/         $10.06    $10.00 to $9.89   $12.75  $12.67 to $12.53    $28.43
  Net Assets (In Thousands)                     $11,753             $1,019   $1,740            $5,752    $1,773
  Investment Income Ratio to Net Assets /2/       0.00%              0.00%    5.36%             4.47%     0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40% to 1.80%    1.40%    1.40% to 1.80%     1.40%
  Total Return, Lowest to Highest /4/            28.42%   28.13% to 27.62%    8.85%    8.57% to 8.13%    26.06%

December 31, 2002
  Units                                       1,338,172             81,073  141,806           198,515
  Unit Fair Value, Lowest to Highest /1/          $7.83     $7.75 to $7.81   $11.72  $11.59 to $11.67
  Net Assets (In Thousands)                     $10,478               $632   $1,661            $2,314
  Investment Income Ratio to Net Assets /2/       0.00%              0.00%    1.54%             0.40%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40% to 1.80%    1.40%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -34.68% -35.04% to -34.78%    6.90%    6.26% to 6.68%

December 31, 2001
  Units                                       1,651,558             36,283   20,273               736
  Unit Fair Value, Lowest to Highest /1/         $11.99   $11.93 to $11.97   $10.96  $10.91 to $10.94
  Net Assets (In Thousands)                     $19,800               $434     $222                $8
  Investment Income Ratio to Net Assets /2/       0.00%              0.00%    3.67%             0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40% to 1.80%    1.40%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -34.42% -34.81% to -34.55%    3.29%    2.69% to 3.10%

                                              MetLife
                                              --------------------

                                              Davis Venture Value
                                                    Fund E
                                              -------------------
December 31, 2005
  Units                                               22,921,528
  Unit Fair Value, Lowest to Highest /1/        $36.24 to $12.62
  Net Assets (In Thousands)                             $302,602
  Investment Income Ratio to Net Assets /2/                0.52%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      0.75% to 2.35%
  Total Return, Lowest to Highest /4/             9.32% to 7.59%

December 31, 2004
  Units                                               22,734,313
  Unit Fair Value, Lowest to Highest /1/        $33.15 to $11.73
  Net Assets (In Thousands)                             $271,120
  Investment Income Ratio to Net Assets /2/                0.45%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      0.75% to 2.35%
  Total Return, Lowest to Highest /4/             8.13% to 9.53%

December 31, 2003
  Units                                               15,387,994
  Unit Fair Value, Lowest to Highest /1/        $10.87 to $10.71
  Net Assets (In Thousands)                             $164,778
  Investment Income Ratio to Net Assets /2/                0.24%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      0.85% to 2.35%
  Total Return, Lowest to Highest /4/           29.63% to 25.13%

December 31, 2002
  Units                                                4,471,021
  Unit Fair Value, Lowest to Highest /1/          $8.26 to $8.39
  Net Assets (In Thousands)                              $37,182
  Investment Income Ratio to Net Assets /2/                0.53%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      0.85% to 2.25%
  Total Return, Lowest to Highest /4/         -18.41% to -17.26%

December 31, 2001
  Units                                                  364,729
  Unit Fair Value, Lowest to Highest /1/        $10.11 to $10.16
  Net Assets (In Thousands)                               $3,694
  Investment Income Ratio to Net Assets /2/                0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.00% to 2.25%
  Total Return, Lowest to Highest /4/         -13.19% to -12.45%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                            MetLife
                                             ------------------------------------------------------------------------
                                               Harris Oakmark                                             MFS
                                                  Focused       Jennison Growth  Jennison Growth    Investors Trust
                                                  Value B          Portfolio       Portfolio B         Series B
                                             ------------------ --------------- ------------------ ------------------
December 31, 2005
  Units                                               5,521,791     68,816               7,741,343          3,433,883
  Unit Fair Value, Lowest to Highest /1/       $16.40 to $15.94      $5.01         $5.07 to $11.44     $9.39 to $8.69
  Net Assets (In Thousands)                             $89,084       $345                 $85,952            $39,251
  Investment Income Ratio to Net Assets /2/               0.00%      0.00%                   0.00%              0.20%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%      1.40%          0.75% to 2.35%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/            8.29% to 7.17%     20.37%        11.52% to 10.91%     6.11% to 4.90%

December 31, 2004
  Units                                               6,638,629                          7,626,777          3,908,131
  Unit Fair Value, Lowest to Highest /1/       $15.14 to $14.88                   $10.50 to $10.31     $8.46 to $8.29
  Net Assets (In Thousands)                             $99,304                            $79,366            $42,439
  Investment Income Ratio to Net Assets /2/               0.00%                              0.01%              0.39%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%                     1.30% to 2.35%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/            8.23% to 7.10%                     7.53% to 6.40%    5.88% to 10.49%

December 31, 2003
  Units                                               7,973,293                          6,208,252          4,446,377
  Unit Fair Value, Lowest to Highest /1/       $13.99 to $13.89                     $9.76 to $9.69    $10.02 to $9.86
  Net Assets (In Thousands)                            $110,604                            $60,266            $44,104
  Investment Income Ratio to Net Assets /2/               0.05%                              0.15%              0.21%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%                     1.30% to 2.35%     0.85% to 1.80%
  Total Return, Lowest to Highest /4/          27.88% to 26.99%                   20.98% to 20.13%   20.50% to 19.36%

December 31, 2002
  Units                                               2,218,864                          1,788,193          1,376,864
  Unit Fair Value, Lowest to Highest /1/       $10.59 to $10.71                     $7.58 to $7.63     $8.26 to $8.32
  Net Assets (In Thousands)                             $23,633                            $13,610            $11,403
  Investment Income Ratio to Net Assets /2/               0.10%                              0.00%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 2.25%                     1.40% to 2.25%     0.85% to 1.80%
  Total Return, Lowest to Highest /4/        -11.09% to -10.33%                 -24.15% to -23.72% -21.75% to -21.00%

December 31, 2001
  Units                                                 145,247
  Unit Fair Value, Lowest to Highest /1/       $11.89 to $11.95
  Net Assets (In Thousands)                              $1,730
  Investment Income Ratio to Net Assets /2/               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 2.25%
  Total Return, Lowest to Highest /4/          24.59% to 25.66%

                                             ------------------------------
                                                 MFS            MFS
                                             Total Return   Total Return
                                               Series A       Series B
                                             ------------ ----------------
December 31, 2005
  Units                                        117,288           3,173,444
  Unit Fair Value, Lowest to Highest /1/        $42.86    $45.78 to $36.93
  Net Assets (In Thousands)                     $5,027             $60,194
  Investment Income Ratio to Net Assets /2/      1.77%               1.40%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%      0.75% to 1.90%
  Total Return, Lowest to Highest /4/            1.69%      2.08% to 0.92%

December 31, 2004
  Units                                        110,572           2,537,317
  Unit Fair Value, Lowest to Highest /1/        $42.15    $44.85 to $36.59
  Net Assets (In Thousands)                     $4,661             $36,175
  Investment Income Ratio to Net Assets /2/      2.97%               2.49%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%      0.75% to 1.90%
  Total Return, Lowest to Highest /4/            9.70%      9.20% to 8.37%

December 31, 2003
  Units                                         64,286           1,580,751
  Unit Fair Value, Lowest to Highest /1/        $38.42    $10.60 to $10.43
  Net Assets (In Thousands)                     $2,470             $16,645
  Investment Income Ratio to Net Assets /2/      0.00%               1.16%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%      0.85% to 1.80%
  Total Return, Lowest to Highest /4/           12.83%    15.74% to 14.65%

December 31, 2002
  Units                                                            730,059
  Unit Fair Value, Lowest to Highest /1/                    $9.10 to $9.16
  Net Assets (In Thousands)                                         $6,665
  Investment Income Ratio to Net Assets /2/                          0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                              0.85% to 1.80%
  Total Return, Lowest to Highest /4/                     -7.20% to -6.31%

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                                MetLife
                                             -----------------------------------------------------------------------------
                                                                                           Putnam
                                                                                        International
                                               Capital Guardian   Capital Guardian U.S.     Stock     Putnam International
                                             U.S. Equity Series A    Equity Series B      Portfolio    Stock Portfolio B
                                             -------------------- --------------------- ------------- --------------------
December 31, 2005
  Units                                               7,110,112             6,924,578       39,486               797,911
  Unit Fair Value, Lowest to Highest /1/       $12.19 to $11.95      $12.13 to $11.63       $10.26      $17.22 to $14.55
  Net Assets (In Thousands)                             $84,969               $82,642         $405               $13,536
  Investment Income Ratio to Net Assets /2/               0.03%                 0.00%        0.64%                 0.43%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             0.85% to 1.40%        0.75% to 1.90%        1.40%        0.75% to 1.90%
  Total Return, Lowest to Highest /4/            4.88% to 4.31%        4.72% to 3.52%       16.37%      16.71% to 15.38%

December 31, 2004
  Units                                               9,031,691             5,560,691       49,871               880,144
  Unit Fair Value, Lowest to Highest /1/       $11.62 to $11.45      $11.59 to $11.24        $8.82      $14.76 to $12.61
  Net Assets (In Thousands)                            $103,466               $63,549         $440               $12,912
  Investment Income Ratio to Net Assets /2/               0.23%                 1.04%        1.14%                 1.34%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             0.85% to 1.40%        0.75% to 1.90%        1.40%        0.75% to 1.90%
  Total Return, Lowest to Highest /4/            8.37% to 7.77%        7.78% to 6.96%       16.55%      16.15% to 13.86%

December 31, 2003
  Units                                                 239,843             2,554,779       34,170             1,039,796
  Unit Fair Value, Lowest to Highest /1/       $10.73 to $10.63      $10.69 to $10.52        $7.57      $12.67 to $12.59
  Net Assets (In Thousands)                              $2,550               $27,086         $259               $13,121
  Investment Income Ratio to Net Assets /2/               0.00%                 0.42%        0.68%                 0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             0.85% to 1.40%        0.85% to 1.80%        1.40%        0.85% to 1.80%
  Total Return, Lowest to Highest /4/          26.31% to 25.85%      36.28% to 35.00%       26.26%      26.69% to 25.89%

December 31, 2002
  Units                                                                     1,117,958       44,695
  Unit Fair Value, Lowest to Highest /1/                               $7.80 to $7.85        $5.99
  Net Assets (In Thousands)                                                    $8,740         $268
  Investment Income Ratio to Net Assets /2/                                     0.00%        0.95%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                   0.85% to 1.80%        1.40%
  Total Return, Lowest to Highest /4/                              -22.05% to -21.55%      -18.64%

December 31, 2001
  Units                                                                                     54,113
  Unit Fair Value, Lowest to Highest /1/                                                     $7.37
  Net Assets (In Thousands)                                                                   $399
  Investment Income Ratio to Net Assets /2/                                                  0.32%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                         1.40%
  Total Return, Lowest to Highest /4/                                                      -21.70%

                                             ---------------------------------

                                                                BlackRock
                                             BlackRock Money   Money Market
                                             Market Portfolio  Portfolio B
                                             ---------------- ---------------
December 31, 2005
  Units                                             1,455,575       4,335,281
  Unit Fair Value, Lowest to Highest /1/     $10.21 to $10.06 $10.39 to $9.82
  Net Assets (In Thousands)                           $14,641         $43,127
  Investment Income Ratio to Net Assets /2/             2.83%           3.46%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%  0.75% to 2.35%
  Total Return, Lowest to Highest /4/          2.02% to 1.47%  1.49% to 0.42%

December 31, 2004
  Units                                             2,068,250
  Unit Fair Value, Lowest to Highest /1/      $10.01 to $9.91
  Net Assets (In Thousands)                           $20,503
  Investment Income Ratio to Net Assets /2/             0.99%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%
  Total Return, Lowest to Highest /4/         0.13% to -0.42%

December 31, 2003
  Units                                             2,219,930
  Unit Fair Value, Lowest to Highest /1/       $9.99 to $9.96
  Net Assets (In Thousands)                           $22,100
  Investment Income Ratio to Net Assets /2/             0.83%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%
  Total Return, Lowest to Highest /4/        -0.07% to -0.45%

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                                         MetLife
                                             ---------------------------------------------------------------------------
                                                                          BlackRock
                                               Stock                        Bond
                                               Index      Stock Index      Income    BlackRock Bond  BlackRock Strategic
                                             Portfolio    Portfolio B      Class A   Income Class B     Value Class B
                                             --------- ------------------ --------- ---------------- -------------------
December 31, 2005
  Units                                       73,926            3,085,841  204,201           496,720           222,081
  Unit Fair Value, Lowest to Highest /1/       $8.72     $11.73 to $11.41   $47.73  $52.26 to $40.41  $19.25 to $18.07
  Net Assets (In Thousands)                     $645              $35,688   $9,747           $22,147            $4,106
  Investment Income Ratio to Net Assets /2/    0.00%                1.34%    4.11%             2.76%             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40%       1.30% to 2.35%    1.40%    0.75% to 1.90%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/          7.58%       3.03% to 1.96%    0.99%    1.39% to 0.24%    3.14% to 1.96%

December 31, 2004
  Units                                                         3,058,217  208,616            44,502           276,925
  Unit Fair Value, Lowest to Highest /1/                 $11.39 to $11.19   $47.26  $45.83 to $40.31  $18.66 to $17.72
  Net Assets (In Thousands)                                       $34,453   $9,860            $1,979            $5,002
  Investment Income Ratio to Net Assets /2/                         0.77%    0.00%             0.00%             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                       1.30% to 2.35%    1.40%    1.30% to 1.90%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/                      8.85% to 7.71%    2.98%    2.82% to 2.21%  13.66% to 12.13%

December 31, 2003
  Units                                                         2,324,078
  Unit Fair Value, Lowest to Highest /1/                 $10.46 to $10.39
  Net Assets (In Thousands)                                       $24,134
  Investment Income Ratio to Net Assets /2/                         1.36%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                       1.30% to 2.35%
  Total Return, Lowest to Highest /4/                    21.24% to 20.39%

December 31, 2002
  Units                                                         1,082,604
  Unit Fair Value, Lowest to Highest /1/                   $8.20 to $8.29
  Net Assets (In Thousands)                                        $8,934
  Investment Income Ratio to Net Assets /2/                         0.57%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                       1.40% to 2.25%
  Total Return, Lowest to Highest /4/                  -24.24% to -23.60%

December 31, 2001
  Units                                                            43,948
  Unit Fair Value, Lowest to Highest /1/                 $10.83 to $10.85
  Net Assets (In Thousands)                                          $476
  Investment Income Ratio to Net Assets /2/                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                       1.40% to 2.25%
  Total Return, Lowest to Highest /4/                  -15.49% to -14.76%

                                             --------------------

                                             Franklin Templeton
                                             Small-Cap Portfolio
                                                      B
                                             -------------------
December 31, 2005
  Units                                              1,835,415
  Unit Fair Value, Lowest to Highest /1/       $10.09 to $9.81
  Net Assets (In Thousands)                            $18,385
  Investment Income Ratio to Net Assets /2/              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/            1.30% to 1.90%
  Total Return, Lowest to Highest /4/           3.05% to 2.43%

December 31, 2004
  Units                                                173,767
  Unit Fair Value, Lowest to Highest /1/        $9.79 to $9.58
  Net Assets (In Thousands)                             $1,692
  Investment Income Ratio to Net Assets /2/              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/            1.30% to 1.90%
  Total Return, Lowest to Highest /4/         10.79% to 10.35%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                            MetLife
                                             ------------------------------------------------------------------------------------
                                                Salomon
                                                Brothers    Salomon Brothers Salomon Brothers
                                             Strategic Bond  Strategic Bond  U.S. Government    T. Rowe Price     T. Rowe Price
                                                Class A         Class B          Class B      Small-Cap Class A Small-Cap Class B
                                             -------------- ---------------- ---------------- ----------------- -----------------
December 31, 2005
  Units                                          67,853              261,373            4,435          336,416           515,246
  Unit Fair Value, Lowest to Highest /1/         $20.52     $21.51 to $18.92 $16.79 to $14.20 $15.37 to $14.64  $15.26 to $13.79
  Net Assets (In Thousands)                      $1,392               $5,176              $68           $4,930            $7,394
  Investment Income Ratio to Net Assets /2/       3.27%                3.00%            0.00%            0.00%             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%       0.75% to 1.90%   0.85% to 2.35%   0.85% to 1.40%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/             1.41%       1.80% to 0.64%  0.26% to -0.73%  10.07% to 9.47%    9.89% to 8.64%

December 31, 2004
  Units                                          69,596              265,613                           366,962           545,205
  Unit Fair Value, Lowest to Highest /1/         $20.23     $21.13 to $18.80                  $13.96 to $13.38  $13.89 to $12.69
  Net Assets (In Thousands)                      $1,408               $5,212                            $4,912            $7,174
  Investment Income Ratio to Net Assets /2/       0.00%                0.00%                             0.00%             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%       0.75% to 1.90%                    0.85% to 1.40%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/             5.13%       5.67% to 5.66%                   10.14% to 9.54%    9.97% to 6.26%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             ------------------


                                               T. Rowe Price
                                             Large-Cap Class A
                                             -----------------
December 31, 2005
  Units                                             1,166,587
  Unit Fair Value, Lowest to Highest /1/     $13.38 to $12.86
  Net Assets (In Thousands)                           $15,011
  Investment Income Ratio to Net Assets /2/             0.58%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%
  Total Return, Lowest to Highest /4/          5.69% to 5.11%

December 31, 2004
  Units                                             1,366,117
  Unit Fair Value, Lowest to Highest /1/     $12.66 to $12.24
  Net Assets (In Thousands)                           $16,722
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%
  Total Return, Lowest to Highest /4/          8.99% to 8.40%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                    MetLife
                                              -------------------------------------------------------------------
                                                                Oppenheimer Global Met/Putnam
                                                T. Rowe Price         Equity        Voyager       Met/Putnam
                                              Large-Cap Class B      Class B       Portfolio  Voyager Portfolio B
                                              ----------------- ------------------ ---------- -------------------
December 31, 2005
  Units                                              3,489,031            305,962
  Unit Fair Value, Lowest to Highest /1/      $13.29 to $12.24   $17.82 to $16.10
  Net Assets (In Thousands)                            $44,152             $5,299
  Investment Income Ratio to Net Assets /2/              0.35%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    0.75% to 1.90%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/           5.54% to 4.33%   17.62% to 16.73%

December 31, 2004
  Units                                              2,396,951                       75,528             742,134
  Unit Fair Value, Lowest to Highest /1/      $12.59 to $11.73                        $4.51      $4.55 to $4.31
  Net Assets (In Thousands)                            $28,961                         $341              $5,373
  Investment Income Ratio to Net Assets /2/              0.00%                        0.11%               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    0.75% to 1.90%                        1.40%      0.75% to 1.90%
  Total Return, Lowest to Highest /4/           8.99% to 8.00%                        3.52%      4.85% to 4.05%

December 31, 2003
  Units                                                                              86,409             126,300
  Unit Fair Value, Lowest to Highest /1/                                              $4.36    $11.78 to $11.70
  Net Assets (In Thousands)                                                            $377              $1,484
  Investment Income Ratio to Net Assets /2/                                           0.00%               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                          1.40%      0.85% to 1.80%
  Total Return, Lowest to Highest /4/                                                24.16%    17.75% to 17.01%

December 31, 2002
  Units                                                                              85,734
  Unit Fair Value, Lowest to Highest /1/                                              $3.51
  Net Assets (In Thousands)                                                            $301
  Investment Income Ratio to Net Assets /2/                                           0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                          1.40%
  Total Return, Lowest to Highest /4/                                               -29.90%

December 31, 2001
  Units                                                                             109,052
  Unit Fair Value, Lowest to Highest /1/                                              $5.01
  Net Assets (In Thousands)                                                            $546
  Investment Income Ratio to Net Assets /2/                                           0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                          1.40%
  Total Return, Lowest to Highest /4/                                               -31.79%

                                                               Oppenheimer
                                              -----------------------------
                                                                 Capital
                                                MFS Research   Appreciation
                                                 Managers B        Fund
                                              ---------------- ------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                                          535,465
  Unit Fair Value, Lowest to Highest /1/                          $14.23
  Net Assets (In Thousands)                                       $7,620
  Investment Income Ratio to Net Assets /2/                        0.33%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                       1.40%
  Total Return, Lowest to Highest /4/                              5.45%

December 31, 2003
  Units                                                 10,807   685,140
  Unit Fair Value, Lowest to Highest /1/      $11.83 to $11.80    $13.50
  Net Assets (In Thousands)                               $128    $9,247
  Investment Income Ratio to Net Assets /2/              0.00%     0.36%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40% to 1.80%     1.40%
  Total Return, Lowest to Highest /4/         18.29% to 17.97%    29.13%

December 31, 2002
  Units                                                          643,117
  Unit Fair Value, Lowest to Highest /1/                          $10.45
  Net Assets (In Thousands)                                       $6,722
  Investment Income Ratio to Net Assets /2/                        0.63%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                       1.40%
  Total Return, Lowest to Highest /4/                            -27.88%

December 31, 2001
  Units                                                          772,904
  Unit Fair Value, Lowest to Highest /1/                          $14.49
  Net Assets (In Thousands)                                      $11,201
  Investment Income Ratio to Net Assets /2/                        0.64%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                       1.40%
  Total Return, Lowest to Highest /4/                            -13.80%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                Oppenheimer                               Putnam
                                             ------------------------------------------------- ----------------------------
                                             Main Street
                                              Growth &    High                                 Growth &
                                               Income    Income       Bond      Strategic Bond  Income    Growth & Income
                                                Fund      Fund        Fund           Fund        Fund         Fund B
                                             ----------- ------- -------------- -------------- --------- ------------------
December 31, 2005
  Units                                                                                        1,309,215            289,090
  Unit Fair Value, Lowest to Highest /1/                                                          $12.96   $56.51 to $45.99
  Net Assets (In Thousands)                                                                      $16,964             $5,044
  Investment Income Ratio to Net Assets /2/                                                        1.84%              1.41%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                               1.40%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/                                                              4.04%     4.44% to 3.25%

December 31, 2004
  Units                                                                                        1,588,036            254,847
  Unit Fair Value, Lowest to Highest /1/                                                          $12.45   $54.11 to $44.54
  Net Assets (In Thousands)                                                                      $19,779             $3,526
  Investment Income Ratio to Net Assets /2/                                                        1.86%              1.49%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                               1.40%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/                                                              9.81%     9.02% to 8.19%

December 31, 2003
  Units                                         955,112  275,782        942,696        260,052 1,966,880            232,335
  Unit Fair Value, Lowest to Highest /1/          $9.88   $11.42         $12.88         $13.29    $11.34   $11.30 to $11.14
  Net Assets (In Thousands)                      $9,438   $3,151        $12,144         $3,454   $22,308             $2,613
  Investment Income Ratio to Net Assets /2/       0.98%    7.03%          5.59%          6.23%     2.11%              1.47%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%    1.40%          1.40%          1.40%     1.40%     0.85% to 1.80%
  Total Return, Lowest to Highest /4/            24.96%   22.24%          5.29%         16.43%    25.92%   23.55% to 25.11%

December 31, 2002
  Units                                       1,031,033  272,760      1,151,840        299,927 2,384,806            144,771
  Unit Fair Value, Lowest to Highest /1/          $7.91    $9.35         $12.23         $11.41     $9.01     $8.90 to $8.97
  Net Assets (In Thousands)                      $8,152   $2,549        $14,092         $3,419   $21,460             $1,296
  Investment Income Ratio to Net Assets /2/       0.80%   10.35%          7.24%          8.40%     1.81%              1.37%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%    1.40%          1.40%          1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -19.93%   -3.75% 7.56% to 7.56% 5.95% to 5.95%   -19.92% -20.43% to -20.12%

December 31, 2001
  Units                                       1,357,695  298,630      1,161,929        339,129 2,743,708             80,901
  Unit Fair Value, Lowest to Highest /1/          $9.88    $9.71         $11.37         $10.77    $11.25   $11.19 to $11.22
  Net Assets (In Thousands)                     $13,409   $2,900        $13,216         $3,650   $30,855               $907
  Investment Income Ratio to Net Assets /2/       0.58%   10.37%          7.61%          2.46%     1.69%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%    1.40%          1.40%          1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -11.42%    0.54%          6.28%          3.38%    -7.48%   -8.07% to -7.70%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                       Putnam
                                              --------------------------------------------------------------------------------
                                                                                            International
                                               Vista        Vista        Equity Income Fund    Growth     International Equity
                                               Fund         Fund B               B              Fund             Fund B
                                              ------- ------------------ ------------------ ------------- --------------------
December 31, 2005
  Units                                       424,017             51,434         1,760,798
  Unit Fair Value, Lowest to Highest /1/       $12.98   $15.65 to $14.82  $14.04 to $13.61
  Net Assets (In Thousands)                    $5,503               $662           $24,526
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%             0.80%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.30% to 1.90%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/          10.92%   10.70% to 10.04%    4.72% to 3.53%

December 31, 2004
  Units                                       489,421             76,783           869,958    1,289,771             2,458,899
  Unit Fair Value, Lowest to Highest /1/       $11.70   $14.13 to $13.47  $13.40 to $13.15       $15.38      $15.25 to $15.02
  Net Assets (In Thousands)                    $5,726               $890           $11,601      $19,842               $37,340
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%             0.07%        1.79%                 1.69%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.30% to 1.90%    0.75% to 1.90%        1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/          17.25%   14.00% to 13.55%   10.75% to 9.91%       14.86%      14.58% to 14.12%

December 31, 2003
  Units                                       577,447             77,286           214,736    1,670,509             3,747,457
  Unit Fair Value, Lowest to Highest /1/        $9.98     $9.92 to $9.81  $12.08 to $12.01       $13.39      $13.31 to $13.16
  Net Assets (In Thousands)                    $5,763               $764            $2,589      $22,374               $49,727
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%             0.55%        1.11%                 0.80%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.40% to 1.80%    0.85% to 1.80%        1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/          31.57%   31.32% to 30.79%  20.82% to 20.05%       27.10%      26.74% to 26.24%

December 31, 2002
  Units                                       691,709            149,242                      1,833,625             2,515,079
  Unit Fair Value, Lowest to Highest /1/        $7.59     $7.50 to $7.55                         $10.54      $10.43 to $10.50
  Net Assets (In Thousands)                    $5,244             $1,123                        $19,320               $26,349
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%                          1.05%                 0.60%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.40% to 1.80%                          1.40%           1.40% 1.80%
  Total Return, Lowest to Highest /4/         -31.35% -31.84% to -31.57%                        -18.67%    -19.14% to -18.82%

December 31, 2001
  Units                                       866,962             24,886                      1,987,661               740,305
  Unit Fair Value, Lowest to Highest /1/       $11.05   $11.00 to $11.04                         $12.96      $12.89 to $12.93
  Net Assets (In Thousands)                    $9,575               $274                        $25,753                $9,561
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%                          0.36%                 0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.40% to 1.80%                          1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/         -34.33% -34.70% to -34.43%                        -21.53%    -22.04% to -21.72%

                                              --------
                                                New
                                               Value
                                               Fund
                                              -------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                       122,841
  Unit Fair Value, Lowest to Highest /1/       $13.98
  Net Assets (In Thousands)                    $1,717
  Investment Income Ratio to Net Assets /2/     1.60%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%
  Total Return, Lowest to Highest /4/          31.02%

December 31, 2002
  Units                                       159,447
  Unit Fair Value, Lowest to Highest /1/       $10.67
  Net Assets (In Thousands)                    $1,697
  Investment Income Ratio to Net Assets /2/     1.05%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%
  Total Return, Lowest to Highest /4/         -16.62%

December 31, 2001
  Units                                       161,835
  Unit Fair Value, Lowest to Highest /1/       $12.79
  Net Assets (In Thousands)                    $2,069
  Investment Income Ratio to Net Assets /2/     0.85%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%
  Total Return, Lowest to Highest /4/           2.16%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                 Putnam
                                          ----------------------------------------------------- ------------------
                                                             International
                                                                  New
                                              New Value      Opportunities  International New   Growth Securities
                                               Fund B            Fund      Opportunities Fund B       Fund
                                          ------------------ ------------- -------------------- ------------------
December 31, 2005
  Units                                                                                                    144,392
  Unit Fair Value, Lowest to Highest /1/                                                          $13.54 to $16.86
  Net Assets (In Thousands)                                                                                 $2,419
  Investment Income Ratio to Net
   Assets /2/                                                                                                1.25%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                                0.85% to 1.40%
  Total Return, Lowest to Highest /4/                                                               8.14% to 7.55%

December 31, 2004
  Units                                                                                                    196,015
  Unit Fair Value, Lowest to Highest /1/                                                          $12.52 to $15.68
  Net Assets (In Thousands)                                                                                 $3,058
  Investment Income Ratio to Net
   Assets /2/                                                                                                1.27%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                                0.85% to 1.40%
  Total Return, Lowest to Highest /4/                                                             15.26% to 14.63%

December 31, 2003
  Units                                               51,847    189,171                 28,689             206,104
  Unit Fair Value, Lowest to Highest /1/    $13.88 to $13.73     $10.96       $10.88 to $10.76    $10.86 to $13.68
  Net Assets (In Thousands)                             $717     $2,073                   $311              $2,802
  Investment Income Ratio to Net
   Assets /2/                                          1.44%      0.60%                  0.34%               1.67%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%      1.40%         1.40% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/       30.64% to 30.12%     31.74%       31.36% to 30.83%    31.50% to 30.78%

December 31, 2002
  Units                                               88,936    235,384                 31,106             231,511
  Unit Fair Value, Lowest to Highest /1/    $10.55 to $10.62      $8.32         $8.22 to $8.28     $8.26 to $10.46
  Net Assets (In Thousands)                             $941     $1,955                   $257              $2,406
  Investment Income Ratio to Net
   Assets /2/                                          0.56%      0.97%                  0.49%               2.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%      1.40%         1.40% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -17.11% to -16.78%    -14.67%     -15.17% to -14.83%  -19.46% to -19.01%

December 31, 2001
  Units                                               27,156    294,391                  9,789             259,143
  Unit Fair Value, Lowest to Highest /1/    $12.73 to $12.76      $9.75         $9.70 to $9.72    $10.20 to $12.99
  Net Assets (In Thousands)                             $346     $2,867                    $95              $3,339
  Investment Income Ratio to Net
   Assets /2/                                          0.00%      0.00%                  0.00%               2.11%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%      1.40%         1.40% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/         1.47% to 1.87%    -29.52%     -29.96% to -29.68%    -2.37% to -1.83%

                                               Templeton
                                          --------------------------------------


                                          Growth Securities  Foreign Securities
                                               Fund B               Fund
                                          ------------------ ------------------
December 31, 2005
  Units                                              118,958          1,226,736
  Unit Fair Value, Lowest to Highest /1/    $17.08 to $16.34   $11.44 to $12.00
  Net Assets (In Thousands)                           $1,987            $14,707
  Investment Income Ratio to Net
   Assets /2/                                          1.08%              1.29%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/         7.94% to 6.93%     9.54% to 8.94%

December 31, 2004
  Units                                              130,645          1,377,712
  Unit Fair Value, Lowest to Highest /1/    $15.83 to $15.28   $10.44 to $11.01
  Net Assets (In Thousands)                           $2,032            $15,157
  Investment Income Ratio to Net
   Assets /2/                                          1.19%              1.12%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       15.04% to 13.95%   17.86% to 17.22%

December 31, 2003
  Units                                              149,398          1,473,977
  Unit Fair Value, Lowest to Highest /1/    $13.76 to $13.41     $8.86 to $9.39
  Net Assets (In Thousands)                           $2,030            $13,833
  Investment Income Ratio to Net
   Assets /2/                                          1.58%              1.89%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       31.02% to 29.78%   31.43% to 30.71%

December 31, 2002
  Units                                              153,921          1,473,556
  Unit Fair Value, Lowest to Highest /1/    $10.33 to $10.50     $6.74 to $7.19
  Net Assets (In Thousands)                           $1,604            $10,579
  Investment Income Ratio to Net
   Assets /2/                                          2.50%              1.80%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -19.95% to -19.18% -19.54% to -19.10%

December 31, 2001
  Units                                               86,788          1,577,562
  Unit Fair Value, Lowest to Highest /1/    $12.95 to $12.99     $8.33 to $8.93
  Net Assets (In Thousands)                           $1,124            $14,076
  Investment Income Ratio to Net
   Assets /2/                                          0.48%              3.21%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       -3.08% to -2.15% -16.93% to -16.47%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                        Templeton
                                          -----------------------------------------------------------------------------------
                                                             Developing
                                                              Markets
                                          Foreign Securities Securities Developing Markets  Global Income     Global Income
                                                Fund B          Fund    Securities Fund B  Securities Fund  Securities Fund B
                                          ------------------ ---------- ------------------ ---------------- -----------------
December 31, 2005
  Units                                            3,967,219  554,323           2,933,752
  Unit Fair Value, Lowest to Highest /1/    $30.90 to $26.40   $16.21    $10.76 to $10.15
  Net Assets (In Thousands)                          $53,288   $8,984             $43,208
  Investment Income Ratio to Net
   Assets /2/                                          1.13%    1.37%               1.25%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.75% to 1.90%    1.40%      1.30% to 1.90%
  Total Return, Lowest to Highest /4/         9.35% to 8.10%   25.99%    25.79% to 25.04%

December 31, 2004
  Units                                            3,503,286  663,058           2,801,967
  Unit Fair Value, Lowest to Highest /1/    $28.26 to $24.42   $12.86      $8.56 to $8.12
  Net Assets (In Thousands)                          $40,437   $8,530             $34,333
  Investment Income Ratio to Net
   Assets /2/                                          1.03%    1.88%               1.77%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.75% to 1.90%    1.40%      1.30% to 1.90%
  Total Return, Lowest to Highest /4/       16.88% to 14.79%   23.09%    22.95% to 22.46%

December 31, 2003
  Units                                            1,424,848  768,313           2,245,737            87,702           32,185
  Unit Fair Value, Lowest to Highest /1/      $9.47 to $9.24   $10.45    $10.36 to $10.25  $15.64 to $14.73 $14.85 to $14.47
  Net Assets (In Thousands)                          $13,302   $8,030             $23,210            $1,294             $472
  Investment Income Ratio to Net
   Assets /2/                                          1.54%    1.35%               1.16%             7.50%            7.62%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%    1.40%      1.40% to 1.80%    0.85% to 1.40%   0.85% to 1.80%
  Total Return, Lowest to Highest /4/       31.09% to 29.86%   51.60%    50.87% to 50.27%  21.68% to 21.01% 21.40% to 20.25%

December 31, 2002
  Units                                              653,477  844,175           1,440,188            92,223           40,498
  Unit Fair Value, Lowest to Highest /1/      $7.11 to $7.23    $6.89      $6.82 to $6.87  $12.17 to $12.86 $12.03 to $12.23
  Net Assets (In Thousands)                           $4,684   $5,817              $9,871            $1,124             $492
  Investment Income Ratio to Net
   Assets /2/                                          1.64%    1.67%               1.43%             1.16%            1.01%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%    1.40%      1.40% to 1.80%    0.85% to 1.40%   0.85% to 1.80%
  Total Return, Lowest to Highest /4/     -20.02% to -19.25%   -1.35%    -1.93% to -1.54%  19.76% to 20.42% 18.99% to 20.12%

December 31, 2001
  Units                                              238,061  976,427             534,427            95,070           18,615
  Unit Fair Value, Lowest to Highest /1/      $8.89 to $8.95    $6.99      $6.96 to $6.98  $10.16 to $10.68 $10.11 to $10.18
  Net Assets (In Thousands)                           $2,124   $6,823              $3,724              $967             $189
  Investment Income Ratio to Net
   Assets /2/                                          0.85%    1.06%               0.15%             3.71%            1.02%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%    1.40%      1.40% to 1.80%    0.85% to 1.40%   0.85% to 1.80%
  Total Return, Lowest to Highest /4/     -17.50% to -16.71%   -9.37%    -9.73% to -9.37%    1.11% to 1.67%   0.41% to 1.37%

                                          -------------------


                                          Franklin Small-Cap
                                                 Fund
                                          ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                              434,425
  Unit Fair Value, Lowest to Highest /1/     $5.82 to $11.69
  Net Assets (In Thousands)                           $4,997
  Investment Income Ratio to Net
   Assets /2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%
  Total Return, Lowest to Highest /4/       36.44% to 35.70%

December 31, 2002
  Units                                              442,699
  Unit Fair Value, Lowest to Highest /1/      $4.26 to $8.61
  Net Assets (In Thousands)                           $3,741
  Investment Income Ratio to Net
   Assets /2/                                          0.44%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -29.52% to -29.13%

December 31, 2001
  Units                                              423,818
  Unit Fair Value, Lowest to Highest /1/     $6.02 to $12.22
  Net Assets (In Thousands)                           $5,066
  Investment Income Ratio to Net
   Assets /2/                                          0.52%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -16.21% to -15.74%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                     Templeton
                                             ----------------------------------------------------------------------
                                                                Mutual Shares                        Large-Cap
                                             Franklin Small-Cap  Securities     Mutual Shares    Growth Securities
                                                   Fund B           Fund      Securities Fund B        Fund
                                             ------------------ ------------- ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                                 504,047     810,909            1,874,994            407,506
  Unit Fair Value, Lowest to Highest /1/       $11.78 to $11.48       13.22     $13.25 to $12.99    $8.20 to $12.69
  Net Assets (In Thousands)                              $5,848     $10,724              $24,551             $5,091
  Investment Income Ratio to Net Assets /2/               0.00%       1.13%                1.02%              0.75%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%       1.40%       0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/          36.08% to 34.80%      23.74%     24.09% to 22.92%   26.06% to 25.37%

December 31, 2002
  Units                                                 311,069     874,928            1,436,712            464,437
  Unit Fair Value, Lowest to Highest /1/         $8.52 to $8.66      $10.69     $10.56 to $10.68    $6.51 to $10.12
  Net Assets (In Thousands)                              $2,669      $9,345              $15,252             $4,634
  Investment Income Ratio to Net Assets /2/               0.27%       1.10%                0.87%              0.84%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%       1.40%       1.40% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/        -29.96% to -29.29%     -12.79%   -13.39% to -12.56% -24.01% to -23.59%

December 31, 2001
  Units                                                 124,852   1,022,569              631,527            525,981
  Unit Fair Value, Lowest to Highest /1/       $12.16 to $12.24      $12.25     $12.20 to $12.23    $8.52 to $13.32
  Net Assets (In Thousands)                              $1,523     $12,529               $7,716             $6,908
  Investment Income Ratio to Net Assets /2/               0.13%       1.91%                0.28%              0.57%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%       1.40%       1.40% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/        -16.77% to -15.97%       5.81%       5.12% to 5.55% -12.50% to -12.01%

                                                                Fidelity
                                             ----------------------------
                                                 Large-Cap
                                             Growth Securities   Growth
                                                  Fund B        Portfolio
                                             ------------------ ---------
December 31, 2005
  Units                                                          132,056
  Unit Fair Value, Lowest to Highest /1/                          $12.13
  Net Assets (In Thousands)                                       $1,602
  Investment Income Ratio to Net Assets /2/                        0.53%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                                     1.40%
  Total Return, Lowest to Highest /4/                              4.33%

December 31, 2004
  Units                                                          188,866
  Unit Fair Value, Lowest to Highest /1/                          $11.63
  Net Assets (In Thousands)                                       $2,196
  Investment Income Ratio to Net Assets /2/                        0.27%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                                     1.40%
  Total Return, Lowest to Highest /4/                              1.94%

December 31, 2003
  Units                                                 514,511  216,529
  Unit Fair Value, Lowest to Highest /1/       $12.80 to $12.48   $11.40
  Net Assets (In Thousands)                              $6,510   $2,469
  Investment Income Ratio to Net Assets /2/               0.71%    0.29%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%    1.40%
  Total Return, Lowest to Highest /4/          25.87% to 24.68%   31.00%

December 31, 2002
  Units                                                 505,278  252,608
  Unit Fair Value, Lowest to Highest /1/       $10.01 to $10.17    $8.71
  Net Assets (In Thousands)                              $5,100   $2,199
  Investment Income Ratio to Net Assets /2/               0.86%    0.26%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 1.80%    1.40%
  Total Return, Lowest to Highest /4/        -24.56% to -23.84%  -31.08%

December 31, 2001
  Units                                                 206,824  295,355
  Unit Fair Value, Lowest to Highest /1/       $13.27 to $13.35   $12.63
  Net Assets (In Thousands)                              $2,752   $3,731
  Investment Income Ratio to Net Assets /2/               0.07%    0.08%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%    1.40%
  Total Return, Lowest to Highest /4/        -13.02% to -12.18%  -18.80%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                        Fidelity
                                              ---------------------------------------------------------------------------------
                                                                    Growth
                                                   Growth        Opportunities Growth & Income Equity Income   Equity Income
                                                 Portfolio B       Portfolio      Portfolio      Portfolio      Portfolio B
                                              ------------------ ------------- --------------- ------------- ------------------
December 31, 2005
  Units                                                4,785,690     37,228        103,638        112,188               526,931
  Unit Fair Value, Lowest to Highest /1/        $55.40 to $49.36      $9.33         $12.48         $13.49      $55.59 to $49.54
  Net Assets (In Thousands)                              $72,323       $347         $1,294         $1,514                $7,376
  Investment Income Ratio to Net Assets /2/                0.23%      0.99%          1.80%          1.69%                 1.46%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.30% to 1.90%      1.40%          1.40%          1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest /4/             4.14% to 3.52%      7.38%          6.14%          4.40%        4.21% to 3.59%

December 31, 2004
  Units                                                3,922,798     52,541        164,353        135,230               568,594
  Unit Fair Value, Lowest to Highest /1/        $53.20 to $47.68      $8.69         $11.76         $12.92      $53.35 to $47.82
  Net Assets (In Thousands)                              $50,560       $457         $1,933         $1,748                $7,371
  Investment Income Ratio to Net Assets /2/                0.07%      0.58%          0.94%          1.61%                 1.29%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.30% to 1.90%      1.40%          1.40%          1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest /4/             3.97% to 3.56%      5.70%          4.32%          9.98%        9.20% to 8.76%

December 31, 2003
  Units                                                1,074,596     65,087        195,123        162,472               434,304
  Unit Fair Value, Lowest to Highest /1/        $11.33 to $11.21      $8.22         $11.27         $11.75      $11.67 to $11.55
  Net Assets (In Thousands)                              $12,140       $535         $2,200         $1,909                $5,049
  Investment Income Ratio to Net Assets /2/                0.05%      0.83%          1.23%          1.81%                 1.29%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40% to 1.80%      1.40%          1.40%          1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/           30.70% to 30.18%     28.07%         22.05%         28.52%      28.22% to 27.71%

December 31, 2002
  Units                                                  257,687     74,740        215,072        182,656               277,336
  Unit Fair Value, Lowest to Highest /1/          $8.61 to $8.67      $6.42          $9.24          $9.14        $9.04 to $9.10
  Net Assets (In Thousands)                               $2,228       $480         $1,987         $1,670                $2,515
  Investment Income Ratio to Net Assets /2/                0.08%      1.17%          1.42%          1.80%                 0.62%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40% to 1.80%      1.40%          1.40%          1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/         -31.54% to -31.27%    -22.93%        -17.77%        -18.10%    -18.63% to -18.31%

December 31, 2001
  Units                                                   67,028     96,742        237,682        207,842                45,461
  Unit Fair Value, Lowest to Highest /1/        $12.58 to $12.61      $8.33         $11.23         $11.16      $11.11 to $11.14
  Net Assets (In Thousands)                                 $844       $806         $2,670         $2,320                  $506
  Investment Income Ratio to Net Assets /2/                0.00%      0.34%          1.40%          1.61%                 0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40% to 1.80%      1.40%          1.40%          1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/         -19.77% to -19.44%    -15.62%        -10.02%         -6.28%      -6.93% to -6.55%

                                              -----------

                                              Contrafund
                                              Portfolio
                                              ----------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                        208,701
  Unit Fair Value, Lowest to Highest /1/        $15.55
  Net Assets (In Thousands)                     $3,245
  Investment Income Ratio to Net Assets /2/      0.35%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/     1.40%
  Total Return, Lowest to Highest /4/           13.87%

December 31, 2003
  Units                                        252,860
  Unit Fair Value, Lowest to Highest /1/        $13.65
  Net Assets (In Thousands)                     $3,452
  Investment Income Ratio to Net Assets /2/      0.46%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/     1.40%
  Total Return, Lowest to Highest /4/           26.68%

December 31, 2002
  Units                                        266,313
  Unit Fair Value, Lowest to Highest /1/        $10.78
  Net Assets (In Thousands)                     $2,870
  Investment Income Ratio to Net Assets /2/      0.86%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/     1.40%
  Total Return, Lowest to Highest /4/          -10.61%

December 31, 2001
  Units                                        295,900
  Unit Fair Value, Lowest to Highest /1/        $12.06
  Net Assets (In Thousands)                     $3,568
  Investment Income Ratio to Net Assets /2/      0.79%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/     1.40%
  Total Return, Lowest to Highest /4/          -13.47%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                 Fidelity                           American Century
                                             ------------------ --------------------------------------------------------
                                                High Income      Income & Growth     International          Value
                                                Portfolio B           Fund               Fund               Fund
                                             ------------------ ------------------ ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                                  67,258
  Unit Fair Value, Lowest to Highest /1/       $17.89 to $15.93
  Net Assets (In Thousands)                                $853
  Investment Income Ratio to Net Assets /2/               7.94%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 1.90%
  Total Return, Lowest to Highest /4/            7.72% to 7.33%

December 31, 2003
  Units                                                  72,582          9,076,545             97,659          1,165,849
  Unit Fair Value, Lowest to Highest /1/       $11.49 to $11.37     $8.34 to $8.25     $6.93 to $6.85   $13.62 to $13.47
  Net Assets (In Thousands)                                $832            $75,518               $676            $15,832
  Investment Income Ratio to Net Assets /2/               3.28%              1.25%              0.69%              1.12%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/          24.99% to 24.49%   27.56% to 27.05%   22.78% to 22.29%   27.17% to 26.66%

December 31, 2002
  Units                                                  32,118          7,702,991             96,087          1,364,258
  Unit Fair Value, Lowest to Highest /1/         $9.13 to $9.19     $6.49 to $6.54     $5.60 to $5.64   $10.64 to $10.71
  Net Assets (In Thousands)                                $295            $50,275               $542            $14,582
  Investment Income Ratio to Net Assets /2/               2.84%              0.85%              0.73%              0.89%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/            1.46% to 1.86% -20.81% to -20.49% -21.79% to -21.48% -14.18% to -13.84%

December 31, 2001
  Units                                                   4,006          3,584,156             88,761          1,215,127
  Unit Fair Value, Lowest to Highest /1/         $9.00 to $9.03     $8.20 to $8.22     $7.17 to $7.19   $12.39 to $12.43
  Net Assets (In Thousands)                                 $36            $29,456               $638            $15,095
  Investment Income Ratio to Net Assets /2/               0.00%              0.49%              0.16%              0.71%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/        -13.51% to -13.16%  -10.00% to -9.60% -30.45% to -29.98%   10.80% to 11.34%

                                                        Dreyfus
                                             ------------------------------
                                             Stock Index    Stock Index
                                                Fund          Fund B
                                             ----------- ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                         98,455              318,000
  Unit Fair Value, Lowest to Highest /1/         $8.45       $8.36 to $8.24
  Net Assets (In Thousands)                       $832               $2,645
  Investment Income Ratio to Net Assets /2/      1.75%                1.39%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest /4/            9.10%       8.81% to 8.38%

December 31, 2003
  Units                                        113,629              366,131
  Unit Fair Value, Lowest to Highest /1/         $7.75       $7.69 to $7.60
  Net Assets (In Thousands)                       $880               $2,802
  Investment Income Ratio to Net Assets /2/      1.48%                1.20%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest /4/           26.58%     26.28% to 25.77%

December 31, 2002
  Units                                        125,499              333,582
  Unit Fair Value, Lowest to Highest /1/         $6.12       $6.04 to $6.09
  Net Assets (In Thousands)                       $768               $2,025
  Investment Income Ratio to Net Assets /2/      1.22%                1.41%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest /4/          -23.44%   -23.93% to -23.63%

December 31, 2001
  Units                                        215,068               90,683
  Unit Fair Value, Lowest to Highest /1/         $7.99       $7.95 to $7.97
  Net Assets (In Thousands)                     $1,719                 $722
  Investment Income Ratio to Net Assets /2/      1.21%                0.64%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest /4/          -13.41%   -14.04% to -13.69%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                     Dreyfus
                                          --------------------------------------------------------------
                                          Disciplined    Disciplined       Capital         Capital
                                             Stock          Stock        Appreciation    Appreciation
                                           Portfolio     Portfolio B      Portfolio      Portfolio B
                                          ----------- ------------------ ------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                      15,866               40,455   576,959             2,272,305
  Unit Fair Value, Lowest to Highest /1/      $7.33       $7.29 to $7.21     $8.69        $8.62 to $8.53
  Net Assets (In Thousands)                    $116                 $294    $5,014               $19,535
  Investment Income Ratio to Net
   Assets /2/                                 0.82%                0.65%     1.35%                 1.23%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40%       1.40% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/        21.81%     21.60% to 21.11%    19.49%      19.15% to 18.67%

December 31, 2002
  Units                                      22,319               22,319   682,747             1,960,715
  Unit Fair Value, Lowest to Highest /1/      $6.01       $6.01 to $6.01     $7.27        $7.19 to $7.24
  Net Assets (In Thousands)                    $134                 $134    $4,963               $14,158
  Investment Income Ratio to Net
   Assets /2/                                 0.53%                0.53%     0.99%                 1.43%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40%       1.40% to 1.40%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/       -23.69%   -23.69% to -23.69%   -17.87%    -18.38% to -18.05%

December 31, 2001
  Units                                      34,563               33,244   826,962               653,027
  Unit Fair Value, Lowest to Highest /1/      $7.88       $7.85 to $7.87     $8.86        $8.81 to $8.83
  Net Assets (In Thousands)                    $272                 $261    $7,322                $5,760
  Investment Income Ratio to Net
   Assets /2/                                 0.36%                0.69%     1.01%                 1.19%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40%       1.40% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/       -14.48%   -15.01% to -14.67%   -10.58%    -11.25% to -10.89%

                                                         Invesco
                                          -------------------------------------

                                               Dynamics          High Yield
                                                 Fund               Fund
                                          ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                            4,482,774            388,682
  Unit Fair Value, Lowest to Highest /1/      $6.57 to $6.50     $8.88 to $8.78
  Net Assets (In Thousands)                          $29,396             $3,442
  Investment Income Ratio to Net
   Assets /2/                                          0.00%              5.91%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/       35.91% to 35.37%   23.30% to 22.81%

December 31, 2002
  Units                                            3,999,462            463,891
  Unit Fair Value, Lowest to Highest /1/      $4.80 to $4.84     $7.15 to $7.20
  Net Assets (In Thousands)                          $19,309             $3,334
  Investment Income Ratio to Net
   Assets /2/                                          0.00%              9.37%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/     -33.12% to -32.85%   -3.06% to -2.67%

December 31, 2001
  Units                                            1,810,353            611,767
  Unit Fair Value, Lowest to Highest /1/      $7.18 to $7.20     $7.37 to $7.40
  Net Assets (In Thousands)                          $13,030             $4,522
  Investment Income Ratio to Net
   Assets /2/                                          0.00%             13.70%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/     -32.38% to -32.03% -16.46% to -16.07%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                             PIMCO
                                          ---------------------------------------------------------------------------
                                                                 Low Duration    StocksPLUS Growth     Total Return
                                          High Yield Portfolio    Portfolio     and Income Portfolio    Portfolio
                                          -------------------- ---------------- -------------------- ----------------
December 31, 2005
  Units                                              910,444            863,341             154,607         2,134,374
  Unit Fair Value, Lowest to Highest /1/    $13.31 to $12.71   $12.21 to $11.71    $13.44 to $12.81  $13.38 to $13.13
  Net Assets (In Thousands)                          $11,880            $10,400              $1,430           $28,433
  Investment Income Ratio to Net
   Assets /2/                                          6.41%              2.75%               2.26%             3.37%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 1.90%     1.30% to 1.90%      1.30% to 1.90%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/         2.78% to 2.17%   -0.29% to -0.88%      2.16% to 1.55%    1.03% to 0.63%

December 31, 2004
  Units                                              332,838            966,209             176,526         2,624,882
  Unit Fair Value, Lowest to Highest /1/    $12.95 to $12.44   $12.24 to $11.82    $13.15 to $12.61  $13.24 to $13.04
  Net Assets (In Thousands)                           $4,216            $11,693              $1,586           $34,641
  Investment Income Ratio to Net
   Assets /2/                                          6.55%              1.40%               1.76%             2.42%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 1.90%     1.30% to 1.90%      1.30% to 1.90%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/         8.48% to 8.05%     0.64% to 0.24%      9.18% to 8.75%    3.39% to 2.97%

December 31, 2003
  Units                                              406,399          1,080,533             150,319         2,785,578
  Unit Fair Value, Lowest to Highest /1/    $11.76 to $11.63   $12.09 to $11.96      $8.20 to $8.11  $12.81 to $12.67
  Net Assets (In Thousands)                           $4,769            $13,038              $1,229           $35,590
  Investment Income Ratio to Net
   Assets /2/                                          7.11%              1.84%               2.20%             2.86%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%      1.40% to 1.80%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/       21.23% to 20.74%     0.93% to 0.52%    28.57% to 28.06%    3.60% to 3.18%

December 31, 2002
  Units                                              103,967            848,860             144,287         2,976,342
  Unit Fair Value, Lowest to Highest /1/      $9.63 to $9.70   $11.90 to $11.98      $6.34 to $6.38  $12.28 to $12.36
  Net Assets (In Thousands)                           $1,007            $10,156                $917           $36,737
  Investment Income Ratio to Net
   Assets /2/                                          8.03%              3.31%               3.10%             4.14%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%      1.40% to 1.80%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/       -2.95% to -2.56%     5.15% to 5.57%  -21.65% to -21.33%    7.14% to 7.57%

December 31, 2001
  Units                                               35,253            142,487              63,446         1,959,047
  Unit Fair Value, Lowest to Highest /1/      $9.92 to $9.95   $11.32 to $11.35      $8.09 to $8.11  $11.46 to $11.49
  Net Assets (In Thousands)                             $351             $1,616                $513           $22,500
  Investment Income Ratio to Net
   Assets /2/                                          7.60%              3.90%               4.50%             4.39%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%      1.40% to 1.80%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/         0.50% to 1.00%     5.70% to 6.87%  -13.03% to -11.84%    6.44% to 7.02%

                                                        Scudder I
                                          -------------------------------------
                                          International International Portfolio
                                            Portfolio              B
                                          ------------- -----------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                      394,176               1,525,929
  Unit Fair Value, Lowest to Highest /1/       $6.21          $6.19 to $6.12
  Net Assets (In Thousands)                   $2,446                  $9,409
  Investment Income Ratio to Net
   Assets /2/                                  0.78%                   0.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest /4/         25.98%        25.75% to 25.24%

December 31, 2002
  Units                                      457,509               1,245,304
  Unit Fair Value, Lowest to Highest /1/       $4.93          $4.88 to $4.92
  Net Assets (In Thousands)                   $2,253                  $6,112
  Investment Income Ratio to Net
   Assets /2/                                  0.90%                   0.48%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest /4/        -19.50%      -20.07% to -19.75%

December 31, 2001
  Units                                      522,292                 395,132
  Unit Fair Value, Lowest to Highest /1/       $6.12          $6.11 to $6.13
  Net Assets (In Thousands)                   $3,196                  $2,419
  Investment Income Ratio to Net
   Assets /2/                                  0.40%                   0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest /4/        -31.82%      -32.05% to -31.78%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                       First American
                                                       --------------
                                                       Equity Income
                                                        Portfolio B
                                                       --------------
          December 31, 2005
            Units
            Unit Fair Value, Lowest to Highest /1/
            Net Assets (In Thousands)
            Investment Income Ratio to Net Assets /2/
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/
            Total Return, Lowest to Highest /4/

          December 31, 2004
            Units
            Unit Fair Value, Lowest to Highest /1/
            Net Assets (In Thousands)
            Investment Income Ratio to Net Assets /2/
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/
            Total Return, Lowest to Highest /4/

          December 31, 2003
            Units                                        1,289,863
            Unit Fair Value, Lowest to Highest /1/          $13.40
            Net Assets (In Thousands)                      $17,287
            Investment Income Ratio to Net Assets /2/        1.93%
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/               1.40%
            Total Return, Lowest to Highest /4/             25.28%

          December 31, 2002
            Units                                        1,534,362
            Unit Fair Value, Lowest to Highest /1/          $10.70
            Net Assets (In Thousands)                      $16,412
            Investment Income Ratio to Net Assets /2/        2.00%
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/               1.40%
            Total Return, Lowest to Highest /4/            -18.26%

          December 31, 2001
            Units                                        1,836,824
            Unit Fair Value, Lowest to Highest /1/          $13.09
            Net Assets (In Thousands)                      $24,039
            Investment Income Ratio to Net Assets /2/        0.00%
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/               1.40%
            Total Return, Lowest to Highest /4/             -5.13%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


     /1/ Unit fair value amounts are presented as a range of minimum to maximum values based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

     /2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest.

     /3/ These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     /4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented. The total return ratios related to new products offered or new sub-accounts added as investment options during the year are calculated for the period from the inception date of the product or sub-account through the end of the reporting period.

                                                                    (Concluded)

             METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)
                       CONSOLIDATED FINANCIAL STATEMENTS
                              for the Years Ended
                       December 31, 2005, 2004 and 2003
                                      and
            Report of Independent Registered Public Accounting Firm

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

      We have audited the accompanying consolidated balance sheets of MetLife Investors Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004 and recorded the impact as cumulative effect of change in accounting principles.

      /s/ DELOITTE & TOUCHE LLP
      Certified Public Accountants

      Tampa, Florida
      April 19, 2006

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of Metlife, Inc.)
                             CONSOLIDATED BALANCE SHEETS
                             DECEMBER 31, 2005 AND 2004
                   (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                              2005    2004
                                                                            -------  -------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost: $2,357
   and $2,173, respectively)                                                $ 2,348  $ 2,189
 Equity securities, at fair value (cost: $1 and $1, respectively)                 1        1
 Mortgage loans on real estate                                                   65      130
 Policy loans                                                                    28       28
 Real estate joint ventures held-for-investment                                   3        5
 Other limited partnership interests                                              3        2
 Short-term investments                                                          79      103
 Other invested assets                                                           28       15
                                                                            -------  -------
   Total investments                                                          2,555    2,473
Cash and cash equivalents                                                        17      174
Accrued investment income                                                        24       21
Premiums and other receivables                                                1,013      927
Deferred policy acquisition costs and value of business acquired                612      573
Current income taxes receivable                                                   -       23
Other assets                                                                    120       94
Separate account assets                                                       7,529    6,546
                                                                            -------  -------
   Total assets                                                             $11,870  $10,831
                                                                            =======  =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                     $   238  $   112
 Policyholder account balances                                                2,769    2,903
 Other policyholder funds                                                        22        9
 Current income taxes payable                                                     2        -
 Deferred income taxes payable                                                   36       36
 Payables for collateral under securities loaned transactions                   508      487
 Other liabilities                                                               39       36
 Separate account liabilities                                                 7,529    6,546
                                                                            -------  -------
   Total liabilities                                                        $11,143  $10,129
                                                                            =======  =======

Stockholder's Equity:
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding                                        6        6
 Additional paid-in capital                                                     586      586
 Retained earnings                                                              139      104
 Accumulated other comprehensive income (loss)                                   (4)       6
                                                                            -------  -------
   Total stockholder's equity                                                   727      702
                                                                            -------  -------
   Total liabilities and stockholder's equity                               $11,870  $10,831
                                                                            =======  =======


            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                          CONSOLIDATED STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                2005  2004 2003
                                                                ----  ---- ----
REVENUES
Premiums                                                        $122  $ 19 $  7
Universal life and investment-type product policy fees           115   107   79
Net investment income                                            114   134  143
Other revenues                                                    61    71   65
Net investment gains (losses)                                     (6)   36  (25)
                                                                ----  ---- ----
   Total revenues                                                406   367  269
                                                                ----  ---- ----

EXPENSES
Policyholder benefits and claims                                 139    30   22
Interest credited to policyholder account balances               120   147  171
Other expenses                                                   103    99   80
                                                                ----  ---- ----
   Total expenses                                                362   276  273
                                                                ----  ---- ----

Income (loss) before provision (benefit) for income taxes         44    91   (4)
Provision (benefit) for income tax expense                         9    27   (3)
                                                                ----  ---- ----
Income (loss) before cummulative effect of change in accounting   35    64   (1)
Cumulative effect of change in accounting, net of income taxes     -     1    -
                                                                ----  ---- ----
Net income (loss)                                               $ 35  $ 65 $ (1)
                                                                ====  ==== ====




            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                             ACCUMULATED
                                                                        ADDITIONAL              OTHER
                                                                 COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                                 STOCK   CAPITAL   EARNINGS INCOME (LOSS) TOTAL
                                                                 ------ ---------- -------- ------------- -----
Balance at January 1, 2003                                         $6      $431      $ 40       $  7      $484
Capital contribution                                                         56                             56
Comprehensive income (loss):
 Net loss                                                                              (1)                  (1)
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                             14        14
                                                                                                          ----
 Comprehensive income (loss)                                                                                13
                                                                 ---------------------------------------------
Balance at December 31, 2003                                        6       487        39         21       553
Capital contribution                                                        110                            110
Sale of subsidiary                                                          (11)                           (11)
Comprehensive income (loss):
 Net income                                                                            65                   65
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (15)      (15)
                                                                                                          ----
 Comprehensive income (loss)                                                                                50
                                                                 ---------------------------------------------
Balance at December 31, 2004                                        6       586       104          6       702
Comprehensive income (loss):
 Net Income                                                                            35                   35
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (10)      (10)
                                                                                                          ----
 Comprehensive income (loss)                                                                                25
                                                                 ---------------------------------------------
Balance at December 31, 2005                                       $6      $586      $139       $ (4)     $727
                                                                 =============================================



            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                                      2005     2004     2003
                                                                                                    -------  -------  -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                                   $    35  $    65  $    (1)
 Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net                   8       12        9
   (Gains) losses from sales of investments, net                                                          6      (36)      25
   Interest credited to policyholder account balances                                                   120      147      171
   Universal life and investment-type product policy fees                                              (115)    (107)     (79)
   Change in accrued investment income                                                                   (3)       5       (3)
   Change in premiums and other receivables                                                             (77)    (413)    (140)
   Change in deferred policy acquisition costs, net                                                     (29)     (77)     (98)
   Change in insurance-related liabilities                                                              125       26        2
   Change in income taxes payable                                                                        30        9       (9)
   Change in other assets                                                                                83       74       46
   Change in other liabilities                                                                            6      (30)     (65)
                                                                                                    -------  -------  -------
Net cash provided by (used in) operating activities                                                     189     (325)    (142)
                                                                                                    -------  -------  -------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                                   2,025      990    1,149
   Mortgage loans on real estate                                                                         67      137       49
   Real estate and real estate joint ventures                                                             2        1        -
 Purchases of:
   Fixed maturities                                                                                  (2,245)  (1,029)  (1,672)
   Mortgage loans on real estate                                                                          -      (41)      (1)
   Real estate and real estate joint ventures                                                             -        -       (1)
 Net change in short-term investments                                                                    24      116      (97)
 Proceeds from sales of businesses                                                                        -       20        -
 Net change in other invested assets                                                                     (6)      (1)     (14)
                                                                                                    -------  -------  -------
Net cash provided by (used in) investing activities                                                    (133)     193     (587)
                                                                                                    -------  -------  -------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                                           1,355    1,811    2,180
   Withdrawals                                                                                       (1,589)  (1,864)  (1,978)
 Net change in payables for collateral under securities loaned transactions                              21      100      387
 Capital contribution                                                                                     -      110       56
                                                                                                    -------  -------  -------
Net cash provided by (used in) financing activities                                                    (213)     157      645
                                                                                                    -------  -------  -------
Change in cash and cash equivalents                                                                    (157)      25      (84)
Cash and cash equivalents, beginning of year                                                            174      149      233
                                                                                                    -------  -------  -------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                              $    17  $   174  $   149
                                                                                                    =======  =======  =======
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the year:
   Income taxes                                                                                     $   (19) $    21  $     6
                                                                                                    =======  =======  =======

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company, and subsidiaries (the "Company") is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company owns 100% of the outstanding shares of MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company. On October 1, 2004 the Company was sold by COVA Corporation ("COVA"), a wholly owned subsidiary of MetLife, to MetLife.

      On October 1, 2004, First MetLife Investors Insurance Company ("FMLI") was sold to MetLife for $34 million in consideration. As a result, the Company recognized a decrease to equity of $11 million in paid in capital and $1 million in accumulated other comprehensive income. Total assets and liabilities of the entity sold at the date of sale were $920 million and $874 million, respectively. Total net income of the entity sold included in the consolidated statements of income was $2 million for both years ended December 31, 2004 and 2003.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life and universal life insurance policies. The Company is licensed to do business in 46 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany accounts and transactions have been eliminated.

      The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

      Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include, $100 million and $387 million relating to the net change in payable for collateral under securities loaned transactions which was reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively. Reflected in the consolidated balance sheets and the consolidated statements of cash flows is a reclassification of the reinsurance receivables. Premiums and other receivables and other liabilities

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      reclassifications on the consolidated balance sheets include $14 million at December 31, 2004. The net effect to the change in premiums and other receivables and the change in other liabilities on the consolidated statements of cash flows is $14 million and $69 million for the years ended December 31, 2004 and 2003, respectively.

      SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) accounting for reinsurance transactions; and (viii) the liability for litigation and regulatory matters. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, each of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
      (viii) other subjective factors, including concentrations and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
      (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into real estate joint ventures and other limited partnerships for which the Company may by deemed to be the primary beneficiary and, therefore, may by required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party. The Company was not deemed to be the primary beneficiary for any of its real estate joint ventures or limited partnerships as of December 31, 2005 and 2004.

      DERIVATIVES

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      LIABILITY FOR FUTURE POLICY BENEFITS

      The Company establishes liabilities for amounts payable under insurance policies, including term life and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

      Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LITIGATION

      The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular annual periods.

      SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "-- Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment. Real estate acquired upon foreclosure of commercial mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets consist principally of derivatives carried at fair value as determined by quoted market prices or through the use of pricing models.

      DERIVATIVE FINANCIAL INSTRUMENTS

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its Derivatives Use Plan. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

      Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

      Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income (loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. The Company had no cash flow hedges during the years ended December 31, 2005, 2004, and 2003.

      In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company had no foreign operations, nor hedges for net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item;
      (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur;
      (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

      CASH AND CASH EQUIVALENTS

      The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      DAC represents the costs of acquiring new and renewal insurance business that vary with, and is primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

      DAC is amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating term life and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      Goodwill is the excess of cost over the fair value of net assets acquired and is included in Other Assets. The Company recognized no impairments of goodwill during the years ended December 31, 2005 and 2003. Goodwill was $33 million as of December 31, 2005 and 2004 and $34 million as of December 31, 2003. During 2004, dispositions of goodwill of $0.2 million is related to the sale of FMLI.

      Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities average is 5%.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 14%, less expenses, mortality charges, and withdrawals.

      The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

      . Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      . Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

      . Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWBs was transferred to an affiliate through a financial reinsurance agreement. The fair value of GMWBs, included in policyholder account balances, and the financing agreement, included in premiums and other receivables, were both $1 million at December 31, 2005.

      The fair value of the GMWBs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      OTHER POLICYHOLDER FUNDS

      Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to term life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include reinsurance financing fees and advisory fees. Such fees are recognized in the period in which services are performed.

      FEDERAL INCOME TAXES

      The Company and its includable life insurance subsidiary file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. The Company filed a consolidated return for 2004 with MLIICCA and FMLI. The operations of FMLI included in the 2004 consolidated return were through September 30, 2004, and after that time FMLI filed a separate standalone return. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheets dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

      REINSURANCE

      The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers, for long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      The Company enters into financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in premiums and other receivables. The amount of revenue on these contracts represents fees and other cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
      (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts. See "-- Application of Recent Accounting Pronouncements."

      The Company's revenues reflect fees charged to the separate accounts, primarily including policy administration fees and investment management fees.

      EMPLOYEE BENEFIT PLANS

      The Company participates in a noncontributory defined benefit pension plan sponsored by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate, covering employees who meet specified eligibility requirements. The reported expense associated with this plan requires an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by Metropolitan Life. Metropolitan Life's management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity. The Company's share of net expense for the pension plan was insignificant for the years ended December 31, 2005, 2004, and 2003.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS
      No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

      . In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, EMBEDDED DERIVATIVES: EVALUATION OF NET SETTLEMENT WITH RESPECT TO THE SETTLEMENT OF A DEBT INSTRUMENT THROUGH EXERCISE OF AN EMBEDDED PUT OPTION OR CALL OPTION ("Issue B38") and SFAS 133 Implementation Issue No. B39, EMBEDDED DERIVATIVES: APPLICATION OF PARAGRAPH 13(B) TO CALL OPTIONS THAT ARE EXERCISABLE ONLY BY THE DEBTOR ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

      . Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and
          (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheets and changes in fair value are reported in income. Issue B36 did not have a material impact on the Company's consolidated financial statements.

      . Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

      In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2005, the Company adopted SFAS No. 153, EXCHANGES OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

      In June 2005, the FASB completed its review of EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), that are impaired at the balance sheets date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FASB Staff Position ("FSP") 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

      In June 2005, the EITF reached consensus on Issue No. 04-5, DETERMINING WHETHER A GENERAL PARTNER, OR THE GENERAL PARTNERS AS A GROUP, CONTROLS A LIMITED PARTNERSHIP OR SIMILAR ENTITY WHEN

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      THE LIMITED PARTNERS HAVE CERTAIN RIGHTS ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

      In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, ACCOUNTING FOR INVESTMENTS IN LIMITED LIABILITY COMPANIES ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $1 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of adoption.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 7.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2.  INVESTMENTS

      FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                DECEMBER 31, 2005
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  932   $ 6      $11      $  927    39.5%
     Residential mortgage-backed
       securities                          582     3        5         580    24.7
     Foreign corporate securities          175     2        2         175     7.5
     U.S. treasury / agency securities     153     1        -         154     6.5
     Commercial mortgage-backed
       securities                          297     -        6         291    12.4
     Asset-backed securities               174     1        1         174     7.4
     Foreign government securities          40     4        1          43     1.8
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,357   $17      $26      $2,348   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                                                DECEMBER 31, 2004
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  946   $16      $ 3      $  959    43.8%
     Residential mortgage-backed
       securities                          384     3        1         386    17.6
     Foreign corporate securities          104     3        1         106     4.8
     U.S. treasury / agency securities     276     -        1         275    12.6
     Commercial mortgage-backed
       securities                          259     1        2         258    11.8
     Asset-backed securities               185     1        1         185     8.5
     Foreign government securities          15     1        -          16     0.7
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,173   $25      $ 9      $2,189   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company held foreign currency derivatives with notional amounts of $4 million and $1 million to hedge exchange risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $128 million and $55 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $4 million and $2 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities were less than $1 million at December 31, 2005. There were no non-income producing fixed maturities at December 31, 2004. There were no significant unrealized gains (losses) associated with non-income producing fixed maturities for both years ended December 31, 2005 and 2004.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                  DECEMBER 31,
                                     ---------------------------------------
                                            2005                2004
                                     ------------------- -------------------
                                      COST OR  ESTIMATED  COST OR  ESTIMATED
                                     AMORTIZED   FAIR    AMORTIZED   FAIR
                                       COST      VALUE     COST      VALUE
                                     --------- --------- --------- ---------
                                                  (IN MILLIONS)
    Due in one year or less           $  121    $  121    $  171    $  173
    Due after one year through five
      years                              605       601       881       889
    Due after five years through ten
      years                              407       407       208       211
    Due after ten years                  171       174        85        87
                                      ------    ------    ------    ------
      Subtotal                         1,304     1,303     1,345     1,360
    Mortgage-backed, commercial
      mortgage-backed and other
      asset-backed securities          1,053     1,045       828       829
                                      ------    ------    ------    ------
      Total fixed maturities          $2,357    $2,348    $2,173    $2,189
                                      ======    ======    ======    ======

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          YEARS ENDED DECEMBER 31,
                                          -----------------------
                                           2005     2004    2003
                                           ------   ----    ----
                                             (IN MILLIONS)
                  Proceeds                $1,645    $353    $712
                  Gross investment gains  $    2    $ 34    $  8
                  Gross investment losses $  (19)   $ (5)   $ (7)

      There were insignificant investment writedowns during 2005. Gross investment losses above exclude writedowns recorded during 2004 and 2003 for other than temporarily impaired available-for-sale fixed maturities and equity securities of $2 million and $22 million, respectively.

      The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                    DECEMBER 31, 2005
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                     $  483      $ 9        $ 87        $2       $  570      $11
Residential mortgage-backed securities           363        4          41         1          404        5
Foreign corporate securities                      95        1          24         1          119        2
U.S. treasury / agency securities                 83        -           -         -           83        -
Commercial mortgage-backed securities            254        5          30         1          284        6
Asset-backed securities                           86        1           6         -           92        1
Foreign government securities                      6        1           -         -            6        1
State and political subdivision securities         4        -           -         -            4        -
                                              ------      ---        ----        --       ------      ---
 Total fixed maturities                       $1,374      $21        $188        $5       $1,562      $26
                                              ======      ===        ====        ==       ======      ===
Total number of securities in an unrealized
  loss position                                  220                   58                    278
                                              ======                 ====                 ======

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31, 2004
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                      $402        $3        $ 9         $-       $  411       $3
Residential mortgage-backed securities          130         1         21          -          151        1
Foreign corporate securities                     27         -         12          1           39        1
U.S. treasury / agency securities               156         1          -          -          156        1
Commercial mortgage-backed securities           177         1         26          1          203        2
Asset-backed securities                          67         1          -          -           67        1
                                               ----        --        ---         --       ------       --
 Total fixed maturities                        $959        $7        $68         $2       $1,027       $9
                                               ====        ==        ===         ==       ======       ==
Total number of securities in an unrealized
  loss position                                 212                   14                     226
                                               ====                  ===                  ======

      The Company did not have equity securities in an unrealized loss position at either December 31, 2005 or 2004.

      AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                                   DECEMBER 31, 2005
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $1,128      $2      $14      $1      181      1
Six months or greater but less than nine months         86       -        2       -        1      -
Nine months or greater but less than twelve months     179       -        4       -       37      -
Twelve months or greater                               193       -        5       -       58      -
                                                    ------      --      ---      --      ---      -
 Total                                              $1,586      $2      $25      $1      277      1
                                                    ======      ==      ===      ==      ===      =

                                                                   DECEMBER 31, 2004
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $  713      $-      $4       $-      148      -
Six months or greater but less than nine months        212       -       3        -       53      -
Nine months or greater but less than twelve months      41       -       -        -       11      -
Twelve months or greater                                70       -       2        -       13      1
                                                    ------      --      --       --      ---      -
 Total                                              $1,036      $-      $9       $-      225      1
                                                    ======      ==      ==       ==      ===      =

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      As of December 31, 2005, $25 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $9 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented less than 1% of the cost or amortized cost of such securities.

      As of December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Such unrealized losses have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, the unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost were less than $1 million.

      As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

      SECURITIES LENDING PROGRAM

      The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $487 million and $472 million and an estimated fair value of $488 million and $475 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $508 million and $487 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was no security collateral at December 31, 2005 and 2004 on deposit from customers in connection with securities lending transactions.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at both December 31, 2005 and 2004, consisting primarily of fixed maturity securities.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      MORTGAGE LOANS ON REAL ESTATE

      Mortgage loans on real estate were categorized as follows:

                                                   DECEMBER 31,
                                                   ------------
                                                   2005    2004
                                                   ----    ----
                                                   (IN MILLIONS)
                   Commercial mortgage loans       $65     $131
                   Less: Valuation allowances        -        1
                                                   ---     ----
                     Mortgage loans on real estate $65     $130
                                                   ===     ====

      Mortgage loans are collateralized by properties in the United States. At December 31, 2005, approximately 31%, 19% and 13% of the properties were located in California, Texas and Pennsylvania, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

      Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                              YEARS ENDED DECEMBER 31,
                                              ------------------------
                                              2005     2004    2003
                                              ----     ----    ----
                                              (IN MILLIONS)
                   Balance, beginning of year $ 1      $ 1      $1
                   Additions                    -        1       -
                   Deductions                  (1)      (1)      -
                                              ---      ---      --
                   Balance, end of year       $ -      $ 1      $1
                                              ===      ===      ==

      There were no impaired mortgage loans on real estate at December 31, 2005 and 2004.

      The Company's average investment in impaired loans was insignificant for the year ended December 31, 2005. The average investment in impaired loans was $1 million and $4 million for the years ended December 31, 2004 and 2003, respectively. The Company did not recognize interest income on impaired loans for the year ended December 31, 2005. Interest income on impaired loans was $1 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

      The Company did not have restructured loans at December 31, 2005 and 2004.

      There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      REAL ESTATE JOINT VENTURES

      Real estate joint ventures held-for-investment at December 31, 2005 and 2004 were $3 million and $5 million, respectively.

      At December 31, 2005, 100% of the Company's real estate holdings consisted of office buildings located in Illinois.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2005     2004    2003
                                                          ----     ----    ----
                                                          (IN MILLIONS)
        Fixed maturities                                  $114     $111    $114
        Mortgage loans on real estate                        9       20      22
        Policy loans                                         3        2       2
        Cash, cash equivalents and short-term investments    6        7       9
                                                            ----    ----    ----
          Total                                            132      140     147
        Less: Investment expenses                           18        6       4
                                                            ----    ----    ----
          Net investment income                           $114     $134    $143
                                                            ====    ====    ====

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                                YEARS ENDED DECEMBER 31,
                                                -----------------------
                                                2005     2004    2003
                                                ----     ----    ----
                                                 (IN MILLIONS)
                Fixed maturities                $(17)    $27     $(21)
                Mortgage loans on real estate      1      10        -
                Derivatives                       12      (1)      (4)
                Other                             (2)      -        -
                                                 ----    ---      ----
                  Net investment gains (losses) $ (6)    $36     $(25)
                                                 ====    ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                      2005    2004    2003
                                                      ----    ----    ----
                                                       (IN MILLIONS)
           Fixed maturities                           $(9)    $16     $ 68
           Amounts related to:
             DAC and VOBA                               3      (7)     (36)
           Deferred income taxes                        2      (3)     (11)
                                                      ---     ---      ----
             Net unrealized investment gains (losses) $(4)    $ 6     $ 21
                                                      ===     ===      ====

      The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -----------------------
                                                              2005     2004     2003
                                                              ----     ----     ----
                                                               (IN MILLIONS)
  Balance, beginning of year                                  $  6     $ 21     $ 7
  Unrealized investment gains (losses) during the year         (25)     (54)     28
  Unrealized investment gains of subsidiaries at date of sale    -        2       -
  Unrealized investment (losses) gains related to:
    DAC and VOBA                                                10       29      (7)
  Deferred income taxes                                          5        8      (7)
                                                               ----     ----    ---
  Balance, end of year                                        $ (4)    $  6     $21
                                                               ====     ====    ===
  Net change in unrealized investment gains (losses)          $(10)    $(15)    $14
                                                               ====     ====    ===

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  DERIVATIVE FINANCIAL INSTRUMENTS

      TYPES OF DERIVATIVE INSTRUMENTS

      The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                             DECEMBER 31, 2005           DECEMBER 31, 2004
                        --------------------------- ---------------------------
                                 CURRENT MARKET OR           CURRENT MARKET OR
                                     FAIR VALUE                  FAIR VALUE
                        NOTIONAL ------------------ NOTIONAL ------------------
                         AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                        -------- ------ ----------- -------- ------ -----------
                                             (IN MILLIONS)
 Interest rate swaps     $    2   $ -       $-       $    7   $ -       $3
 Interest rate floors     2,460    28        -        1,260    15        -
 Financial futures           86     -        1          108     -        1
 Foreign currency swaps       4     -        -            1     -        -
 Credit default swaps        30     -        -           10     -        -
                         ------   ---       --       ------   ---       --
    Total                $2,582   $28       $1       $1,386   $15       $4
                         ======   ===       ==       ======   ===       ==

      The above table does not include notional values for equity variance swaps. At December 31, 2005 and 2004, the Company owned 2,500 and 0 equity variance swaps contracts, respectively. Market values for equity variance swaps are insignificant and were not included in the preceding table.

      The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                            REMAINING LIFE
                          ---------------------------------------------------
                                      AFTER ONE  AFTER FIVE
                                         YEAR       YEARS
                          ONE YEAR OR  THROUGH   THROUGH TEN AFTER TEN
                             LESS     FIVE YEARS    YEARS      YEARS   TOTAL
                          ----------- ---------- ----------- --------- ------
                                             (IN MILLIONS)
   Interest rate swaps        $ -        $ -       $    2       $-     $    2
   Interest rate floors         -          -        2,460        -      2,460
   Financial futures           86          -            -        -         86
   Foreign currency swaps       -          1            3        -          4
   Credit default swaps         -         30            -        -         30
                              ---        ---       ------       --     ------
      Total                   $86        $31       $2,465       $-     $2,582
                              ===        ===       ======       ==     ======

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

      Interest rate floors are used by the Company primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level.

      In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

      Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted in interest rates and they can be used to modify or hedge existing interest rate risk.

      Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, equity variance swaps are not included in the preceding table.

      Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

      HEDGING

      The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                         DECEMBER 31, 2005           DECEMBER 31, 2004
                    --------------------------- ---------------------------
                                 FAIR VALUE                  FAIR VALUE
                    NOTIONAL ------------------ NOTIONAL ------------------
                     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                    -------- ------ ----------- -------- ------ -----------
                                         (IN MILLIONS)
     Non-qualifying  $2,582   $28       $1       $1,386   $15       $4
                     ======   ===       ==       ======   ===       ==

      The following table provides the settlement payments recorded in income for the:

                                                  YEARS ENDED DECEMBER 31,
                                                  -----------------------
                                                  2005         2004
                                                  ----         ----
                                                  (IN MILLIONS)
                    Non-qualifying hedges:
                    Net investment gains (losses)  $1          $(1)
                                                   ==          ===

      The Company recognized insignificant net investment income (expense) from qualifying hedge settlement payments and insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2003.

      FAIR VALUE HEDGES

      The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
      (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

      The Company did not have any fair value hedges during the years ended December 31, 2005 or 2004. The Company recognized ($4) million in net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2003.

      All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness for the year December 31, 2003. There were no instances in which the Company

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

      NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

      The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging:
      (i) interest rate swaps, purchased floors, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency swaps to minimize its exposure to adverse movements in exchange rates;
      (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify its credit risk exposure in certain portfolios; (v) equity variance swaps to economically hedge liabilities; (vi) interest rate futures to economically hedge liabilities embedded in certain variable annuity products.

      For the years ended December 31, 2005 and 2004 the Company recognized as net investment gains (losses) changes in fair value of $11 million and ($4) million related to derivatives that do not qualify for hedge accounting. For the year ended December 31, 2003 the Company recognized insignificant net investment gains (losses) related to changes in fair value of derivatives that do not qualify for hedge accounting.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

      The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                 DEFERRED
                                                  POLICY    VALUE OF
                                                ACQUISITION BUSINESS
                                                   COSTS    ACQUIRED TOTAL
                                                ----------- -------- -----
                                                      (IN MILLIONS)
     Balance at January 1, 2003                    $224       $193   $417
       Capitalizations                              132          -    132
                                                   ----       ----   ----
           Total                                    356        193    549
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)               (4)        (2)    (6)
         Unrealized investment gains (losses)         6          1      7
         Other expenses                              20         19     39
                                                   ----       ----   ----
           Total amortization                        22         18     40
                                                   ----       ----   ----
     Balance at December 31, 2003                   334        175    509
       Capitalizations                              126          -    126
                                                   ----       ----   ----
           Total                                    460        175    635
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)                2          3      5
         Unrealized investment gains (losses)       (15)       (14)   (29)
         Other expenses                              41          3     44
                                                   ----       ----   ----
           Total amortization                        28         (8)    20
                                                   ----       ----   ----
       Less: Dispositions and other                 (41)        (1)   (42)
                                                   ----       ----   ----
     Balance at December 31, 2004                   391        182    573
       Capitalizations                               66          -     66
                                                   ----       ----   ----
           Total                                    457        182    639
                                                   ----       ----   ----
       Less amortization related to:
         Unrealized investment gains (losses)        (4)        (6)   (10)
         Other expenses                              12         25     37
                                                   ----       ----   ----
           Total amortization                         8         19     27
                                                   ----       ----   ----
     Balance at December 31, 2005                  $449       $163   $612
                                                   ====       ====   ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $14 million in 2006, $14 million in 2007, $13 million in 2008, $13 million in 2009, and $13 million in 2010.

      Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements, which are reported within other assets in the consolidated balance sheets, are as follows:

                                              YEARS ENDED DECEMBER 31,
                                              -----------------------
                                              2005        2004
                                              ----        ----
                                              (IN MILLIONS)
                       Balance at January 1   $59         $ 50
                       Capitalization          19           25
                       Amortization            (3)          (5)
                       Dispositions             -          (11)
                                              ---            ----
                       Balance at December 31 $75         $ 59
                                              ===            ====

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company had the following types of guarantees relating to annuity contracts at:

                                                   DECEMBER 31,
                           ---------------------------------------------------------
                                        2005                           2004
                           --------------------------     --------------------------
                           IN THE EVENT        AT         IN THE EVENT        AT
                             OF DEATH     ANNUITIZATION     OF DEATH     ANNUITIZATION
                           ------------   -------------   ------------   -------------
                                                   (IN MILLIONS)
RETURN OF NET DEPOSITS
  Account value             $   1,333           N / A      $     791           N / A
  Net amount at risk        $       1 (1)       N / A      $       1 (1)       N / A
  Average attained age of
  contractholders            64 years           N / A       62 years           N / A
ANNIVERSARY CONTRACT VALUE
  OR MINIMUM RETURN
  Account value             $   7,451       $   4,414      $   6,933       $   3,623
  Net amount at risk        $     160 (1)   $      30 (2)  $     188 (1)   $      19 (2)
  Average attained age of
  contractholders            64 years        60 years       64 years        59 years

      --
      (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheets date.
      (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $17 million and $9 million, at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amounts. Therefore, the Company has no net liability at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                            DECEMBER 31,
                                            -------------
                                             2005   2004
                                            ------ ------
                                            (IN MILLIONS)
                      Mutual Fund Groupings
                        Equity              $6,247 $5,211
                        Bond                   532    608
                        Balanced               439    411
                        Money Market            67     58
                        Specialty               84     90
                                            ------ ------
                          TOTAL             $7,369 $6,378
                                            ====== ======

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $7,529 million and $6,546 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk.

      Fees charged to the separate accounts by the Company (primarily including policy administration fees and investment management fees) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $93 million, $88 million and $65 million for the years ended December 31, 2005, 2004 and 2003, respectively.

      For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis.
      Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

      In addition to reinsuring mortality risk as described above, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      particular travel, avocation and lifestyle hazards. The Company reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               -----------------------
                                                               2005     2004    2003
                                                               ----     ----    ----
                                                               (IN MILLIONS)
   Direct premiums earned                                      $122     $20     $11
   Reinsurance ceded                                              -      (1)     (4)
                                                                 ----   ---     ---
   Net premiums earned                                         $122     $19     $ 7
                                                                 ====   ===     ===
   Reinsurance recoveries netted against policyholder benefits
     and claims                                                $  -     $ 3     $ -
                                                                 ====   ===     ===

      Written premiums are not materially different than earned premiums presented in the preceding table.

      Reinsurance recoverables, included in premiums and other receivables, were insignificant at December 31, 2005 and 2004.

6.  INCOME TAXES

      The provision (benefit) for income taxes was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005    2004    2003
                                                   ----    ----    ----
                                                    (IN MILLIONS)
              Current:
                Federal                             $4     $(6)    $  9
              Deferred:
                Federal                              5      33      (12)
                                                    --     ---      ----
              Provision (benefit) for income taxes  $9     $27     $ (3)
                                                    ==     ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Reconciliations of the income tax provision at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005     2004    2003
                                                   ----     ----    ----
                                                   (IN MILLIONS)
              Tax provision at U.S. statutory rate $15      $32     $(1)
              Tax effect of:
                Tax exempt investment income        (6)      (5)     (2)
                                                   ---      ---     ---
              Provision (benefit) for income taxes $ 9      $27     $(3)
                                                   ===      ===     ===

      Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                        DECEMBER 31,
                                                        ------------
                                                        2005   2004
                                                        ----   ----
                                                        (IN MILLIONS)
             Deferred income tax assets:
               Policyholder liabilities and receivables $ 89   $ 99
               Net operating loss carryforwards           53     39
               Capital loss carryforwards                 16     10
               Tax credit carryforwards                    2      -
               Intangibles                                 2      3
               Net unrealized investment losses            2      -
               Other                                       2      -
                                                        ----   ----
                                                         166    151
                                                        ----   ----
             Deferred income tax liabilities:
               Investments                                12      7
               Deferred policy acquisition costs         190    176
               Net unrealized investment gains             -      3
               Other                                       -      1
                                                        ----   ----
                                                         202    187
                                                        ----   ----
             Net deferred income tax liability          $(36)  $(36)
                                                        ====   ====

      The Company has capital loss carryforwards of $44 million at December 31, 2005 which will expire between 2006 and 2010. The Company has net operating losses of $152 million which will expire between 2019 and 2020. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      All years through and including 2001 are closed and no longer subject to Internal Revenue Service audit. The years 2002 and forward are open and subject to audit. The Company believes that any adjustment that might be required for open years will not have a material effect on the Company's consolidated financial statements.

7.  CONTINGENCIES AND GUARANTEES

      CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, the parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information regarding and relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents from MetLife regarding a broker and certain Ohio public entity groups. Other insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      compensation. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular annual periods.

      INSOLVENCY ASSESSMENTS

      Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for the years ended December 31, 2005, 2004 and 2003. The Company maintained a liability of $12 million, and a related asset for premium tax offsets of less than $1 million, at December 31, 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers.

      GUARANTEES

      In the course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      provide indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

      In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

      The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

8.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the Missouri Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since MLIIC's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2006 without prior approval of the insurance commissioner.

      There were no capital contributions received in 2005. MLIIC received cash capital contributions of $110 million from MetLife in 2004 and $56 million from COVA in 2003.

      STATUTORY EQUITY AND INCOME

      MLIIC's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      within certain levels, each of which requires specified corrective action. MLIIC exceeded the minimum risk-based capital requirements for all periods presented herein.

      The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance ("Department") has adopted codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of MLIIC.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net income (loss) of MLIIC, a Missouri domiciled insurer, was $1 million, ($168) million and $40 million for the years ended
      December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $175 million and $182 million at December 31, 2005 and 2004, respectively.

      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income
      (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                YEARS ENDED DECEMBER 31,
                                                                -----------------------
                                                                2005     2004    2003
                                                                ----     ----    ----
                                                                  (IN MILLIONS)
Holding losses on investments arising during the year           $(38)    $(40)   $ (5)
Income tax effect of holding losses                               13       14       2
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
    income                                                         4      (27)     23
  Amortization of premiums and accretion of and discounts
    associated with investments                                    9       13      10
  Income tax effect                                               (5)       5     (11)
Allocation of holding gains (losses) on investments relating to
  other policyholder amounts                                      10       29      (7)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts                                      (3)     (10)      2
Unrealized investment gains of subsidiary at date of sale          -        2       -
Deferred income taxes on unrealized investment gains of
  subsidiary at date of sale                                       -       (1)      -
                                                                 ----     ----    ----
Other comprehensive income (loss)                               $(10)    $(15)   $ 14
                                                                 ====     ====    ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2005     2004     2003
                                             ----     -----   -----
                                                (IN MILLIONS)
                Compensation                 $  1    $   1    $   1
                Commissions                    71      115      122
                Amortization of DAC and VOBA   37       49       33
                Capitalization of DAC         (66)    (126)    (132)
                Other                          60       60       56
                                              ----    -----   -----
                  Total other expenses       $103    $  99    $  80
                                              ====    =====   =====

10. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                               CARRYING ESTIMATED
DECEMBER 31, 2005                                               VALUE   FAIR VALUE
-----------------                                              -------- ----------
                                                                  (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,348    $2,348
  Equity securities                                             $    1    $    1
  Mortgage loans on real estate                                 $   65    $   65
  Policy loans                                                  $   28    $   28
  Short-term investments                                        $   79    $   79
  Cash and cash equivalents                                     $   17    $   17
LIABILITIES:
  Policyholder account balances                                 $2,630    $2,516
  Payables for collateral under securities loaned transactions  $  508    $  508

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        ESTIMATED
                                                               CARRYING   FAIR
DECEMBER 31, 2004                                               VALUE     VALUE
-----------------                                              -------- ---------
                                                                 (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,189   $2,189
  Equity securities                                             $    1   $    1
  Mortgage loans on real estate                                 $  130   $  136
  Policy loans                                                  $   28   $   28
  Short-term investments                                        $  103   $  103
  Cash and cash equivalents                                     $  174   $  174
LIABILITIES:
  Policyholder account balances                                 $2,763   $2,710
  Payables for collateral under securities loaned transactions  $  487   $  487

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES AND EQUITY SECURITIES

      The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      MORTGAGE LOANS ON REAL ESTATE

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

      POLICY LOANS

      The carrying values for policy loans approximate fair value.

      CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

      PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED TRANSACTIONS

      The carrying values of payables under securities loaned transactions approximate fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

11. RELATED PARTY TRANSACTIONS

      The Company is a party to a service agreement with its affiliate, Metropolitan Life, that provides for a broad range of services to be rendered. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. Services are requested by the Company as deemed necessary for its business and investment operations. The agreement involves a cost allocation arrangement, under which the Company pays for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services provided. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2005, 2004 and 2003 by the Company, recorded in other expenses were $49 million, $53 million and $47 million, respectively.

      At December 31, 2005 and 2004, amounts due to/(from) affiliates of approximately ($19) million and ($13) million, respectively, relate primarily to Met Investors Advisory, LLC, FMLI, and MetLife Investors Distribution Company.

      Since the Company is a member of a controlled group of affiliated companies its results may not be indicative of those of a stand-alone entity.

      As of December 31, 2005 and 2004, respectively, the Company held $76 million and $103 million of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer assets for the year ended December 31, 2005. The Company transferred assets with a cost or amortized cost and fair market value of $256 million and $288 million, respectively, for the year ended December 31, 2004. The realized capital gains (losses) recognized on these transfers was $32 million for the year ended December 31, 2004. There were no significant realized capital gains (losses) recognized on transfers for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $4 million and $0 million for the years ended December 31, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

       CONSOLIDATED FINANCIAL STATEMENTS DECEMBER 31, 2005, 2004 AND 2003
                                      AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
General American Life Insurance Company

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of General American Life Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as a cumulative effect of a change in accounting principle.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 25, 2006
(July 20, 2006 as to Note 17)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2005      2004
                                                              -------   -------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $14,089 and $13,064, respectively)....  $15,086   $13,912
  Equity securities, at fair value (cost: $199 and $172,
     respectively)..........................................      201       178
  Mortgage loans on real estate.............................      896     1,090
  Policy loans..............................................    2,645     2,625
  Real estate and real estate joint ventures
     held-for-investment....................................       54        60
  Other limited partnership interests.......................       27        34
  Short-term investments....................................      153        86
  Other invested assets.....................................    3,391     2,846
                                                              -------   -------
          Total investments.................................   22,453    20,831
Cash and cash equivalents...................................      268       372
Accrued investment income...................................      169       165
Premiums and other receivables..............................    2,762     2,032
Deferred policy acquisition costs and value of business
  acquired..................................................    3,139     3,265
Other assets................................................      332       333
Separate account assets.....................................    2,783     3,068
                                                              -------   -------
          Total assets......................................  $31,906   $30,066
                                                              =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................  $ 9,539   $ 8,897
  Policyholder account balances.............................    9,880     9,076
  Other policyholder funds..................................    1,903     1,827
  Policyholder dividends payable............................      106       113
  Long-term debt............................................      900       506
  Shares subject to mandatory redemption....................      159       158
  Current income taxes payable..............................       11        28
  Deferred income taxes payable.............................      696       635
  Payables for collateral under securities loaned and other
     transactions...........................................    1,383     1,461
  Other liabilities.........................................    1,683     1,635
  Separate account liabilities..............................    2,783     3,068
                                                              -------   -------
          Total liabilities.................................   29,043    27,404
                                                              -------   -------
Stockholder's Equity:
  Common stock, par value $1.00 per share; 5,000,000 shares
     authorized; 3,000,000 shares issued and outstanding....        3         3
  Additional paid-in capital................................    1,836     1,843
  Retained earnings.........................................      556       428
  Accumulated other comprehensive income....................      468       388
                                                              -------   -------
          Total stockholder's equity........................    2,863     2,662
                                                              -------   -------
          Total liabilities and stockholder's equity........  $31,906   $30,066
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005     2004     2003
                                                              ------   ------   ------
REVENUES
Premiums....................................................  $4,179   $3,713   $3,038
Universal life and investment-type product policy fees......     149      293      272
Net investment income.......................................   1,171    1,131    1,003
Other revenues..............................................      57       43       73
Net investment gains........................................      57       74       40
                                                              ------   ------   ------
          Total revenues....................................   5,613    5,254    4,426
                                                              ------   ------   ------
EXPENSES
Policyholder benefits and claims............................   3,714    3,203    2,645
Interest credited to policyholder account balances..........     374      400      361
Policyholder dividends......................................     171      173      198
Other expenses..............................................   1,147    1,256    1,073
                                                              ------   ------   ------
          Total expenses....................................   5,406    5,032    4,277
                                                              ------   ------   ------
Income from continuing operations before provision for
  income taxes..............................................     207      222      149
Provision for income taxes..................................      66       73       46
                                                              ------   ------   ------
Income from continuing operations...........................     141      149      103
Income (losses) from discontinued operations, net of income
  taxes.....................................................      --        1       (1)
                                                              ------   ------   ------
Income before cumulative effect of a change in accounting,
  net of income taxes.......................................     141      150      102
Cumulative effect of a change in accounting, net of income
  taxes.....................................................      --       15        1
                                                              ------   ------   ------
Net income..................................................  $  141   $  165   $  103
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                               -----------------------------------------
                                                                                                  FOREIGN      MINIMUM
                                                       ADDITIONAL              NET UNREALIZED    CURRENCY      PENSION
                                  PREFERRED   COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION   LIABILITY
                                    STOCK     STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT    ADJUSTMENT   TOTAL
                                  ---------   ------   ----------   --------   --------------   -----------   ----------   ------
Balance at January 1, 2003......    $ --        $3       $1,594       $207          $177            $(1)         $--       $1,980
  Issuance of preferred stock by
    subsidiary to the parent....      93                                                                                       93
  Issuance of shares by
    subsidiary..................                             24                                                                24
  Capital contribution..........                            131                                                               131
  Return of capital.............                             (3)                                                               (3)
  Dividends on common stock.....                                        (1)                                                    (1)
Comprehensive income (loss):
  Net income....................                                       103                                                    103
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                      72                                       72
    Foreign currency translation
      adjustments...............                                                                     25                        25
    Minimum pension liability
      adjustment................                                                                                  (5)          (5)
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                               92
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              195
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2003....      93         3        1,746        309           249             24           (5)       2,419
  Contribution of preferred
    stock by parent to
    subsidiary and retirement
    thereof.....................     (93)                                                                                     (93)
  Issuance of shares by
    subsidiary..................                              4                                                                 4
  Capital contribution..........                             93                                                                93
  Dividends on common stock.....                                       (40)                                                   (40)
  Dividends on preferred
    stock.......................                                        (6)                                                    (6)
Comprehensive income (loss):
  Net income....................                                       165                                                    165
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                     107                                      107
    Foreign currency translation
      adjustments...............                                                                     14                        14
    Minimum pension liability
      adjustment................                                                                                  (1)          (1)
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                              120
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              285
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2004....      --         3        1,843        428           356             38           (6)       2,662
Sale of subsidiary..............                              7                                                                 7
Dividends on common stock.......                                       (13)                                                   (13)
Comprehensive income (loss):
Equity transactions of majority
  owned subsidiary..............                            (14)                                                              (14)
  Net income....................                                       141                                                    141
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                      75                                       75
  Foreign currency translation
    adjustments.................                                                                      3                         3
  Minimum pension liability
    adjustment..................                                                                                   2            2
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                               80
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              221
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2005....    $ --        $3       $1,836       $556          $431            $41          $(4)      $2,863
                                    ====        ==       ======       ====          ====            ===          ===       ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005      2004      2003
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   141   $   165   $   103
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses.................       12        14        16
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................      (11)      (17)      (50)
     (Gains) losses from sales of investments and business,
       net..................................................      (57)      (75)      (39)
     Interest credited to policyholder account balances.....      374       400       361
     Universal life and investment-type product policy
       fees.................................................     (149)     (293)     (272)
     Change in premiums and other receivables...............      (25)      151      (397)
     Change in deferred policy acquisitions costs, net......     (219)     (551)     (818)
     Change in insurance related liabilities................      874       722     1,785
     Change in income taxes payable.........................      (14)       90        65
     Change in other assets.................................      (99)       14        46
     Change in other liabilities............................       52       173       171
     Other, net.............................................       (2)      (16)      (10)
                                                              -------   -------   -------
Net cash provided by operating activities...................      877       777       961
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturities.......................................    5,353     5,411     5,439
     Equity securities......................................       --        16         5
     Mortgage loans on real estate..........................      194        90       167
     Real estate and real estate joint ventures.............        6        19        33
     Other limited partnership interests....................        2        --        --
  Purchases of:
     Fixed maturities.......................................   (6,686)   (6,783)   (7,404)
     Equity securities......................................      (28)      (29)      (39)
     Mortgage loans on real estate..........................      (38)     (223)     (284)
     Real estate and real estate joint ventures.............       (1)       (2)       (2)
     Other limited partnership interests....................       --        (1)       (1)
  Net change in short-term investments......................      (67)        4        18
  Proceeds from sales of businesses.........................       37        --        --
  Net change in other invested assets.......................     (521)     (572)     (711)
  Other, net................................................      (18)      (52)      (90)
                                                              -------   -------   -------
Net cash used in investing activities.......................  $(1,767)  $(2,122)  $(2,869)
                                                              -------   -------   -------

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005     2004      2003
                                                              ------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................   1,424     2,245     2,015
     Withdrawals............................................    (953)   (1,139)   (1,092)
  Net change in payables for collateral under securities
     loaned and other transactions..........................     (78)      282       500
  Net change in short-term debt.............................      --        --       (19)
  Long-term debt issued.....................................     397         8        70
  Long-term debt repaid.....................................      (3)       (4)       --
  Sale of subsidiary........................................       7        --        --
  Proceeds from offering of common stock by subsidiary,
     net....................................................      --        --       398
  Dividends on preferred stock..............................      --        (7)       --
  Dividends on common stock.................................     (13)      (40)       (1)
  Other, net................................................       5         3         8
                                                              ------   -------   -------
Net cash provided by financing activities...................     786     1,348     1,879
                                                              ------   -------   -------
Change in cash and cash equivalents.........................    (104)        3       (29)
Cash and cash equivalents, beginning of year................     372       369       398
                                                              ------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $  268   $   372   $   369
                                                              ======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest...............................................  $   48   $    49   $     5
                                                              ======   =======   =======
     Income taxes...........................................  $  143   $    36   $    42
                                                              ======   =======   =======
  Non-cash transactions during the year:
     Real estate acquired in satisfaction of debt...........  $   --   $    --   $    13
                                                              ======   =======   =======
     Transfer from funds withheld at interest to fixed
       maturities...........................................  $   --   $   606   $    --
                                                              ======   =======   =======
     Non-cash capital contribution from parent..............  $   --   $    93   $   131
                                                              ======   =======   =======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (the "Company"), is a wholly owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. In December 2004, GenAmerica Financial Corporation, the former parent of the Company, was merged into GenAmerica Financial, LLC, a subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). Metropolitan Life is a wholly owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals, group insurance and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in fifty states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, Africa and Australia.

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American, Reinsurance Group of America ("RGA") and Paragon Life Insurance Company ("Paragon"). Intercompany accounts and transactions have been eliminated.

     The Company owned approximately 53% of RGA in 2005 and 52% in 2004 and 2003. See Note 9.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,200 million and $1,096 million at December 31, 2005 and 2004, respectively.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include $282 million and $500 million relating to the net change in payables for collateral under securities loaned and other transactions was reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively.

SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") including value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) the liability for litigation and regulatory matters; and (viii) accounting for reinsurance transactions. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

Investments

     The Company's principal investments are in fixed maturities, equity securities and mortgage loans on real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company can also purchase investment securities, issue certain insurance policies and engage in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

SIGNIFICANT ACCOUNTING POLICIES

Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturity and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities are recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate and real estate joint ventures held-for-investment, including related improvements, are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as discontinued operations. Real estate and real estate joint ventures held-for-sale are stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate and real estate joint ventures held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist principally of funds withheld at interest. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. Other invested assets also includes derivative revaluation gains and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies. Interest on funds withheld is reported in net investment income in the consolidated financial statements.

     The Company participates in structured investment transactions, primarily structured notes. These transactions enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities through structured notes and similar instruments.

Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and forwards, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its insurance Derivatives Use Plan. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffective are reported within net investment gains (losses). The Company had no hedges of net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheets at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally forty years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $99 million and $110 million at December 31, 2005 and 2004, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $65 million and $69 million at December 31, 2005 and 2004, respectively. Related depreciation and amortization expense was $7 million, $6 million and $9 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $57 million and $52 million at December 31, 2005 and 2004, respectively. Accumulated amortization of capitalized software was $30 million and $21 million at December 31, 2005 and 2004, respectively. Related amortization expense was $11 million, $8 million and $6 million for the years ended December 31, 2005, 2004 and 2003, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the deferred costs of acquiring new and renewal insurance business, which varies with, and is primarily related to, the production of that business. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     DAC is amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC and VOBA. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is included in other assets. Changes in goodwill are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Balance, beginning of year..................................   $134     $137     $153
Dispositions and other......................................     --       (3)     (16)
                                                               ----     ----     ----
Balance, end of year........................................   $134     $134     $137
                                                               ====     ====     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model.

Liability for Future Policy Benefits and Policyholder Account Balances

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 21% and 23% of the Company's life insurance in-force, and 41% and 45% of the number of life insurance policies in-force, at December 31, 2005 and 2004, respectively. Participating policies represented approximately 97%, 92% and 92% of gross life insurance premiums for the years ended December 31, 2005, 2004 and 2003, respectively. The percentages indicated are calculated excluding the business of RGA.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 4% to 8%, less expenses, mortality charges, and withdrawals.

     Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's 500 Index ("S&P") experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to disability contracts are recognized on a pro rata basis over the applicable contract term.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Separate account investment management and advisory fees are also included in universal life and investment-type product income. Such revenues are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Other Revenues

     Other revenues include advisory fees, broker/dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance.

Policyholder Dividends

     Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiary.

Federal Income Taxes

     The Company and its includable life insurance subsidiary, Paragon, file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non includable subsidiaries file either separate tax returns or separate consolidated tax returns. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

Reinsurance

     The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

     The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Duration Contracts and for Separate Accounts ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

Employee Benefit Plans

     The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans require an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as gains (losses) in the period in which they occur.

Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
(iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements.

     The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that
       (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. As a result of the adoption of Issue B36, the Company recorded a cumulative effect of a change in accounting of $1 million, net of income taxes, for the year ended December 31, 2003.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of the Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In December, 2004, the FASB issued SFAS 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"), which revised SFAS 123 and supersedes APB 25. SFAS 123(r) provides additional guidance on determining whether certain financial instruments awarded in share-based payment transactions are liabilities. SFAS 123(r) also requires that the cost of all share-based transactions be recorded in the financial statements. Implementation of SFAS 123(r) will not have a significant impact on the Company's consolidated financial statements.

     In December 2004, the FASB issued FSP 109-2, Accounting and Disclosure Guidance for the Foreign Earnings Repatriation Provision within the American Jobs Creation Act of 2004 ("AJCA"). The AJCA introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS 109, Accounting for Income Taxes. FSP 109-2 did not have any impact on the Company's tax provision and deferred tax assets and liabilities.

     In May, 2004, the FASB issued FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"), which provides accounting guidance to a sponsor of a postretirement health care plan that provides prescription drug benefits. The Company is a participant in a postretirement benefit plan sponsored by Metropolitan Life for which the Company has no legal obligation but is allocated its share of net expense based on salary ratios. Metropolitan Life expects to receive subsidies on prescription drugs under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 beginning in 2006 based on its determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. Effective July 1, 2004, Metropolitan Life adopted FSP 106-2 prospectively and the postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the net periodic postretirement benefit cost was reduced by $1 million, for 2004. The Company's adoption of FSP 106-2, regarding accumulated postretirement benefit obligation, did not have a significant impact on its consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practices Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts by approximately $15 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $16 million, including the cumulative effect of a change in accounting.

     In December 2003, FASB revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits--an Amendment of FASB Statements No. 87, 88 and 106 ("SFAS 132(r)"). SFAS 132(r)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) was primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) on December 31, 2003 did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

     During 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51("FIN 46"), and its December 2003 revision ("FIN 46(r)"). A Variable Interest Entity ("VIE") is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest, or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any VIEs.

     Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 9.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by Emerging Issues Task Force EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity including Certain Costs Incurred in a Restructuring ("EITF 94-3"). The Company's activities subject to this guidance in 2005, 2004 and 2003 were not significant.

     Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2.  INVESTMENTS

FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                                    DECEMBER 31, 2005
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,665     $  237     $ 51     $ 5,851      38.8%
Residential mortgage-backed securities............     3,198         12       35       3,175      21.0
Foreign corporate securities......................     1,658        413        6       2,065      13.6
U.S. treasury/agency securities...................       434          3        2         435       2.9
Commercial mortgage-backed securities.............     1,080         16       14       1,082       7.2
Asset-backed securities...........................       522          6        3         525       3.5
Foreign government securities.....................     1,396        454        1       1,849      12.3
State and political subdivision securities........        42          1       --          43       0.3
Other fixed maturity securities...................        94         --       33          61       0.4
                                                     -------     ------     ----     -------     -----
  Total fixed maturities..........................   $14,089     $1,142     $145     $15,086     100.0%
                                                     =======     ======     ====     =======     =====
Common stocks.....................................   $    25     $    3     $  1     $    27      13.4%
Non-redeemable preferred stocks...................       174          3        3         174      86.6
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   199     $    6     $  4     $   201     100.0%
                                                     =======     ======     ====     =======     =====

                                                                    DECEMBER 31, 2004
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,199     $  369     $ 15     $ 5,553      39.9%
Residential mortgage-backed securities............     2,535         35        8       2,562      18.4
Foreign corporate securities......................     1,589        238        2       1,825      13.1
U.S. treasury/agency securities...................       736          4        2         738       5.3
Commercial mortgage-backed securities.............     1,016         38        2       1,052       7.6
Asset-backed securities...........................       638          8        2         644       4.6
Foreign government securities.....................     1,223        218        1       1,440      10.4
State and political subdivision securities........        28          1       --          29       0.2
Other fixed maturity securities...................       100          2       33          69       0.5
                                                     -------     ------     ----     -------     -----
  Total fixed maturities..........................   $13,064     $  913     $ 65     $13,912     100.0%
                                                     =======     ======     ====     =======     =====
Common stocks.....................................   $    27     $    1     $ --     $    28      15.7%
Non-redeemable preferred stocks...................       145          5       --         150      84.3
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   172     $    6     $ --     $   178     100.0%
                                                     =======     ======     ====     =======     =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company held foreign currency derivatives with notional amounts of $33 million and $42 million to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $416 million and $411 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $20 million and $44 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities were less than $1 million and $4 million at December 31, 2005 and 2004, respectively. There were no significant unrealized gains (losses) associated with non-income producing fixed maturities at December 31, 2005 and 2004.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                                 DECEMBER 31,
                                                -----------------------------------------------
                                                         2005                     2004
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                  COST      FAIR VALUE     COST      FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)
Due in one year or less.......................   $   232     $   234      $   398     $   373
Due after one year through five years.........     1,571       1,617        1,705       1,772
Due after five years through ten years........     2,996       3,078        2,994       3,157
Due after ten years...........................     4,490       5,375        3,778       4,352
                                                 -------     -------      -------     -------
          Subtotal............................     9,289      10,304        8,875       9,654
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities...........     4,800       4,782        4,189       4,258
                                                 -------     -------      -------     -------
          Total fixed maturities..............   $14,089     $15,086      $13,064     $13,912
                                                 =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Proceeds...................................................  $5,608   $2,555   $2,731
Gross investment gains.....................................  $   99   $   96   $   70
Gross investment losses....................................  $  (65)  $  (32)  $  (30)

     Gross investment losses above exclude writedowns recorded during 2005, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturity and equity securities of $2 million, $14 million and $38 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                DECEMBER 31, 2005
                                     ------------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                  (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
U.S. corporate securities..........   $2,154        $44         $179         $ 7        $2,333        $ 51
Residential mortgage-backed
  securities.......................    2,178         29          182           6         2,360          35
Foreign corporate securities.......      242          5           12           1           254           6
U.S. treasury/agency securities....      214          2            1          --           215           2
Commercial mortgage-backed
  securities.......................      716         14           13          --           729          14
Asset-backed securities............      200          2           41           1           241           3
Foreign government securities......       87          1           --          --            87           1
State and political subdivision
  securities.......................        7         --           --          --             7          --
Other fixed maturity securities....       --         --           38          33            38          33
                                      ------        ---         ----         ---        ------        ----
  Total fixed maturities...........   $5,798        $97         $466         $48        $6,264        $145
                                      ======        ===         ====         ===        ======        ====
Equity securities..................   $   92        $ 3         $  7         $ 1        $   99        $  4
                                      ======        ===         ====         ===        ======        ====
Total number of securities in an
  unrealized loss position.........    1,118                     108                     1,226
                                      ======                    ====                    ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                 DECEMBER 31, 2004
                                     --------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER THAN
                                      LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     ----------------------   ------------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED       GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE         LOSS         VALUE        LOSS
                                     ---------   ----------   ----------   -----------   ---------   ----------
                                                   (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
U.S. corporate securities..........   $  848        $10          $137         $  5        $  985        $15
Residential mortgage-backed
  securities.......................      798          7            14            1           812          8
Foreign corporate securities.......      151          2            12           --           163          2
U.S. treasury/agency securities....      437          2            --           --           437          2
Commercial mortgage-backed
  securities.......................      180          2            --           --           180          2
Asset-backed securities............      185          1            12            1           197          2
Foreign government securities......       96          1            --           --            96          1
State and political subdivision
  securities.......................       10         --            --           --            10         --
Other fixed maturity securities....       37         33            12           --            49         33
                                      ------        ---          ----         ----        ------        ---
  Total fixed maturities...........   $2,742        $58          $187         $  7        $2,929        $65
                                      ======        ===          ====         ====        ======        ===
Equity securities..................   $   37        $--          $ --         $ --        $   37        $--
                                      ======        ===          ====         ====        ======        ===
Total number of securities in an
  unrealized loss position.........      715                       55                        770
                                      ======                     ====                     ======

AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturity and equity securities at December 31, 2005 and December 31, 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                                 DECEMBER 31, 2005
                                            ------------------------------------------------------------
                                                 COST OR          GROSS UNREALIZED        NUMBER OF
                                              AMORTIZED COST           LOSSES             SECURITIES
                                            ------------------   ------------------   ------------------
                                            LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                               20%       MORE       20%       MORE       20%       MORE
                                            ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
Less than six months......................   $5,148      $ 2       $ 79        $1         960         3
Six months or greater but less than nine
  months..................................      251       --          6        --          51         1
Nine months or greater but less than
  twelve months...........................      589       --         14        --         103        --
Twelve months or greater..................      520        2         49        --         107         1
                                             ------      ---       ----        --       -----      ----
  Total...................................   $6,508      $ 4       $148        $1       1,221         5
                                             ======      ===       ====        ==       =====      ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                               DECEMBER 31, 2004
                                         --------------------------------------------------------------
                                              COST OR           GROSS UNREALIZED         NUMBER OF
                                           AMORTIZED COST            LOSSES              SECURITIES
                                         ------------------   --------------------   ------------------
                                         LESS THAN   20% OR   LESS THAN    20% OR    LESS THAN   20% OR
                                            20%       MORE       20%        MORE        20%       MORE
                                         ---------   ------   ---------   --------   ---------   ------
                                                 (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
Less than six months...................   $2,208      $--        $43      $     --      222         1
Six months or greater but less than
  nine months..........................      481       --         12            --      459         1
Nine months or greater but less than
  twelve months........................      148       --          3            --       32        --
Twelve months or greater...............      193        1          7            --       52         3
                                          ------      ---        ---      --------      ---       ---
  Total................................   $3,030      $ 1        $65      $     --      765         5
                                          ======      ===        ===      ========      ===       ===

     As of December 31, 2005, $148 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $65 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     As of December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 25% of the cost or amortized cost of such securities. All such unrealized losses were in an unrealized loss position for less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $1,266 million and $1,345 million and an estimated fair value of $1,312 million and $1,415 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $1,371 million and $1,461 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2005 and 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $842 million and $730 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,452 million and $1,608 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities.

FUNDS WITHHELD AT INTEREST

     Included in other invested assets at December 31, 2005 and 2004, were funds withheld at interest of $3,316 million and $2,745 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate were categorized as follows:

                                                                 DECEMBER 31,
                                                      -----------------------------------
                                                            2005               2004
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)
Commercial mortgage loans...........................   $883       98%    $1,071      98%
Agricultural mortgage loans.........................     14        2%        22       2%
                                                       ----      ---     ------     ---
          Total.....................................    897      100%     1,093     100%
                                                                 ===                ===
Less: Valuation allowances..........................      1                   3
                                                       ----              ------
          Mortgage loans on real estate.............   $896              $1,090
                                                       ====              ======

     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2005, approximately 27%, 8% and 7% of the properties were located in California, Illinois and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Balance, beginning of year..................................    $ 3       $ 2      $  6
Additions...................................................     --         2         9
Deductions..................................................     (2)       (1)      (13)
                                                                ---       ---      ----
Balance, end of year........................................    $ 1       $ 3      $  2
                                                                ===       ===      ====

     The Company did not have impaired mortgage loans on real estate at December 31, 2005. The Company held $10 million of impaired mortgage loans on real estate, none of which had valuation allowances, at December 31, 2004.

     The average investment in impaired loans was $3 million, $11 million and $42 million for the years ended December 31, 2005, 2004 and 2003, respectively. Interest income on impaired loans was less than $1 million, $2 million and $3 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     There were no restructured mortgage loans on real estate at December 31, 2005 and 2004.

     There were no mortgage loans on real estate with scheduled payments of 60 days (90 days for agricultural mortgages) or more past due or in foreclosure at December 31, 2005 and 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

REAL ESTATE AND REAL ESTATE JOINT VENTURES

     The Company had real estate and real estate joint ventures held for investment of $54 million and $60 million at December 31, 2005 and 2004, respectively.

     Accumulated depreciation on real estate was $13 million and $12 million at December 31, 2005 and 2004, respectively. Related depreciation expense was $1 million for each of the years ended December 31, 2005, 2004 and 2003. The Company did not have depreciation expense related to discontinued operations for the year ended December 31, 2005. There was less than $1 million of depreciation expense related to discontinued operations for each of the years ended December 31, 2004 and 2003.

     Real estate and real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2005               2004
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                                  (IN MILLIONS)
Office...............................................   $37        69%     $39        65%
Industrial...........................................    17        31%      21        35%
                                                        ---       ---      ---       ---
          Total......................................   $54       100%     $60       100%
                                                        ===       ===      ===       ===

     At December 31, 2005, 100% of the Company's real estate holdings were located in California.

     There was no investment income (expense) related to impaired real estate and real estate joint ventures held-for-investment for the years ended December 31, 2005, 2004, and 2003. There was no investment income (expense) related to real estate and real estate joint ventures held-for-sale for the years ended December 31, 2005, 2004 and 2003.

     The Company did not own real estate acquired in satisfaction of debt at December 31, 2005 and 2004.

NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Fixed maturities...........................................  $  772   $  700   $  615
Equity securities..........................................      11       19        7
Mortgage loans on real estate..............................      75       76       76
Real estate and real estate joint ventures.................      11       14        7
Policy loans...............................................     159      159      170
Other limited partnership interests........................      (5)      (4)      (6)
Cash, cash equivalents and short-term investments..........      11        6       11
Interest on funds held at interest.........................     192      225      151
Other......................................................       9      (25)      --
                                                             ------   ------   ------
          Total............................................   1,235    1,170    1,031
Less: Investment expenses..................................      64       39       28
                                                             ------   ------   ------
          Net investment income............................  $1,171   $1,131   $1,003
                                                             ======   ======   ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Fixed maturities............................................   $ 32       $46       $ 1
Equity securities...........................................     --         4         1
Mortgage loans on real estate...............................     10         1        (8)
Real estate and real estate joint ventures..................      4         2         1
Other limited partnership interests.........................     --        (3)       --
Derivatives.................................................    (15)       31        50
Other.......................................................     26        (7)       (5)
                                                               ----       ---       ---
          Net investment gains (losses).....................   $ 57       $74       $40
                                                               ====       ===       ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities............................................  $ 997    $ 848    $ 675
Equity securities...........................................      2        6       11
Derivatives.................................................     (2)       1       --
Minority interest...........................................   (171)    (105)     (69)
Other invested assets.......................................    (39)     (57)     (31)
                                                              -----    -----    -----
          Total.............................................    787      693      586
                                                              -----    -----    -----
Amounts relating to:
          Deferred policy acquisition costs.................    (45)     (87)    (164)
                                                              -----    -----    -----
          Deferred income taxes.............................   (311)    (250)    (173)
                                                              -----    -----    -----
          Total.............................................   (356)    (337)    (337)
                                                              -----    -----    -----
          Net unrealized investment gains (losses)..........  $ 431    $ 356    $ 249
                                                              =====    =====    =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Balance, beginning of year..................................   $356     $249     $177
Unrealized investment gains (losses) during the year........     94      107      143
Unrealized gains (losses) relating to:
          Deferred policy acquisition costs.................     42       77      (10)
          Deferred income taxes.............................    (61)     (77)     (61)
                                                               ----     ----     ----
Balance, end of year........................................   $431     $356     $249
                                                               ====     ====     ====
Net change in unrealized investment gains (losses)..........   $ 75     $107     $ 72
                                                               ====     ====     ====

STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $61 million and $60 million at December 31, 2005 and 2004, respectively. The related net investment income recognized was $3 million, $5 million and $10 million for the years ended December 31, 2005, 2004 and 2003, respectively.

VARIABLE INTEREST ENTITIES

     As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN 46(r). The adoption of FIN 46 and FIN 46(r) did not require the Company to consolidate any VIEs that were not previously consolidated.

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS(1)      LOSS(2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................     $17           $9
                                                                 ===           ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheets had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                                    DECEMBER 31, 2005                 DECEMBER 31, 2004
                                             -------------------------------   -------------------------------
                                                         CURRENT MARKET OR                 CURRENT MARKET OR
                                                             FAIR VALUE                        FAIR VALUE
                                             NOTIONAL   --------------------   NOTIONAL   --------------------
                                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                             --------   ------   -----------   --------   ------   -----------
                                                                       (IN MILLIONS)
Interest rate swaps........................   $  377     $38         $ 1         $376      $47         $6
Foreign currency swaps.....................       33       1           3           42        1          3
Foreign currency forwards..................      546      --          37           --       --         --
Options....................................       --      --          --            6        1         --
Credit default swaps.......................      155      --          --           --       --         --
                                              ------     ---         ---         ----      ---         --
  Total....................................   $1,111     $39         $41         $424      $49         $9
                                              ======     ===         ===         ====      ===         ==

     The above table does not include notional values for equity variance swaps. At December 31, 2005, the Company owned 4,500 equity variance swap contracts. At December 31, 2004, the Company did not own any equity variance swap contracts. The market value of equity variance swaps were insignificant and were not included in the preceding table.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                                     REMAINING LIFE
                                                --------------------------------------------------------
                                                           AFTER ONE    AFTER FIVE
                                                              YEAR         YEARS
                                                ONE YEAR    THROUGH       THROUGH     AFTER TEN
                                                OR LESS    FIVE YEARS    TEN YEARS      YEARS     TOTAL
                                                --------   ----------   -----------   ---------   ------
                                                                     (IN MILLIONS)
Interest rate swaps...........................    $ 12        $117         $ 92         $156      $  377
Foreign currency swaps........................      --           2           20           11          33
Foreign currency forwards.....................     546          --           --           --         546
Credit default swaps..........................      --         155           --           --         155
                                                  ----        ----         ----         ----      ------
  Total.......................................    $558        $274         $112         $167      $1,111
                                                  ====        ====         ====         ====      ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As previously stated, equity variance swaps are not included in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                                    DECEMBER 31, 2005                 DECEMBER 31, 2004
                                             -------------------------------   -------------------------------
                                                             FAIR VALUE                        FAIR VALUE
                                             NOTIONAL   --------------------   NOTIONAL   --------------------
                                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                             --------   ------   -----------   --------   ------   -----------
                                                                       (IN MILLIONS)
Fair value.................................   $    5     $ 1         $--         $ 38      $ 2         $2
Cash flow..................................       26      --           3           55        1          1
Non-qualifying.............................    1,080      38          38          331       46          6
                                              ------     ---         ---         ----      ---         --
  Total....................................   $1,111     $39         $41         $424      $49         $9
                                              ======     ===         ===         ====      ===         ==

     The Company recognized an insignificant amount of net investment expense from qualifying settlement payments for the years ended December 31, 2005, 2004 and 2003.

     The Company recognized net investment gains from non-qualifying settlement payments of $11 million, $18 million, and $22 million for the years ended December 31, 2005, 2004 and 2003, respectively.

FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years December 31, 2005, 2004 and 2003. Changes in the fair value of the derivatives and the hedged items were insignificant.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     For the years ended December 31, 2005 and 2004, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was ($2) million and $1 million, respectively. For the year ended December 31, 2005 and 2004, the net amounts accumulated in other comprehensive income (loss) relating to cash flow hedges was ($2) million and $1 million, respectively. For the years ended December 31, 2003, the net amounts deferred and accumulated in other comprehensive income (loss) relating to cash flow hedges was insignificant.

     At December 31, 2005, an insignificant amount of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2006.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify its credit risk exposure in certain portfolios; and (v) equity variance swaps to economically hedge liabilities.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($34) million, ($13) million and ($17) million, respectively, related to derivatives that do not qualify for hedge accounting.

EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts are modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $50 million and $43 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) during the years ended December 31, 2005, 2004 and 2003 were gains of $7 million, $26 million and $45 million, respectively.

CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005, the Company was obligated to return cash collateral under its control of $12 million. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

     The Company did not have any cash or other collateral related to derivative instruments at December 31, 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  INSURANCE

Deferred Policy Acquisition Costs and Value of Business Acquired

     Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                             DEFERRED
                                                              POLICY      VALUE OF
                                                            ACQUISITION   BUSINESS
                                                               COSTS      ACQUIRED   TOTAL
                                                            -----------   --------   ------
                                                                     (IN MILLIONS)
Balance at January 1, 2003................................    $1,203        $572     $1,775
  Capitalizations.........................................       958          --        958
  Acquisitions............................................       218          --        218
                                                              ------        ----     ------
          Total...........................................     2,379         572      2,951
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................        29          (5)        24
     Unrealized investment gains (losses).................        18          (8)        10
     Other expenses.......................................       383          41        424
                                                              ------        ----     ------
          Total amortization..............................       430          28        458
                                                              ------        ----     ------
  Less: Dispositions and other............................       (54)        (92)      (146)
                                                              ------        ----     ------
Balance at December 31, 2003..............................     2,003         636      2,639
  Capitalizations.........................................       960          --        960
                                                              ------        ----     ------
          Total...........................................     2,963         636      3,599
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................         3           1          4
     Unrealized investment gains (losses).................        --         (77)       (77)
     Other expenses.......................................       450          41        491
                                                              ------        ----     ------
          Total amortization..............................       453         (35)       418
                                                              ------        ----     ------
  Less: Dispositions and other............................      (107)         23        (84)
                                                              ------        ----     ------
Balance at December 31, 2004..............................     2,617         648      3,265
  Capitalizations.........................................       649          --        649
                                                              ------        ----     ------
          Total...........................................     3,266         648      3,914
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................        12           2         14
     Unrealized investment gains (losses).................       (28)        (14)       (42)
     Other expenses.......................................       652          31        683
                                                              ------        ----     ------
          Total amortization..............................       636          19        655
                                                              ------        ----     ------
  Less: Dispositions and other............................       120          --        120
                                                              ------        ----     ------
Balance at December 31, 2005..............................    $2,510        $629     $3,139
                                                              ======        ====     ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $34 million in 2006, $32 million in 2007, $31 million in 2008, $32 million in 2009, and $33 million in 2010.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Guarantees

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"), and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company may contractually guarantee to the contractholder a secondary guarantee benefit.

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

Annuity Contracts

                                             DECEMBER 31, 2005                DECEMBER 31, 2004
                                       ------------------------------   ------------------------------
                                           IN THE            AT             IN THE            AT
                                       EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                       --------------   -------------   --------------   -------------
                                                                (IN MILLIONS)
TWO TIER ANNUITIES
  General account value..............       N/A               $299           N/A               $301
  Net amount at risk.................       N/A                $36(1)        N/A                $36(1)
  Average attained age of
     contractholders.................       N/A           58 years           N/A           58 years

Universal and Variable Life Contracts

                                                DECEMBER 31, 2005         DECEMBER 31, 2004
                                             -----------------------   -----------------------
                                             SECONDARY     PAID UP     SECONDARY     PAID UP
                                             GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                             ----------   ----------   ----------   ----------
                                                               (IN MILLIONS)
Account value (general and separate
  account).................................       $924       N/A            $722       N/A
Net amount at risk.........................    $19,900(2)    N/A         $17,594(2)    N/A
Average attained age of policyholders......   55 years       N/A        54 years       N/A

---------------

(1) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

(2) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                                                        UNIVERSAL AND
                                          ANNUITY CONTRACTS        VARIABLE LIFE CONTRACTS
                                      --------------------------   -----------------------
                                      GUARANTEED    GUARANTEED
                                        DEATH      ANNUITIZATION   SECONDARY     PAID UP
                                       BENEFITS      BENEFITS      GUARANTEES   GUARANTEES   TOTAL
                                      ----------   -------------   ----------   ----------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2004..........     N/A            $7             $5          N/A        $12
Incurred guaranteed benefits........     N/A            --              2          N/A          2
Paid guaranteed benefits............     N/A            --             (2)         N/A         (2)
                                         ---            --             --          ---        ---
Balance at December 31, 2004........     N/A             7              5          N/A         12
Incurred guaranteed benefits........     N/A            --              1          N/A          1
Paid guaranteed benefits............     N/A            --             --          N/A         --
                                         ---            --             --          ---        ---
Balance at December 31, 2005........     N/A            $7             $6          N/A        $13
                                         ===            ==             ==          ===        ===

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Mutual fund groupings
  Equity.............................................         $11                 $7
  Bond...............................................           1                  1
  Money Market.......................................           2                  1
                                                              ---                 --
     Total...........................................         $14                 $9
                                                              ===                 ==

Separate Accounts

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $2,435 million and $2,727 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $348 million and $341 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.0% and 5.7% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $113 million, $110 million and $101 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. This

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES practice was initiated for different products starting at various points in time between the mid 1990's and 2000. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new life insurance policies that it writes and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $2.5 million per life and reinsure 100% of amounts in excess of the Company's retention limits. RGA retains a maximum of $6 million of coverage per individual life with respect to its assumed business. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Direct premiums earned.....................................  $  445   $  485   $  511
Reinsurance assumed........................................   4,222    3,648    2,925
Reinsurance ceded..........................................    (488)    (420)    (398)
                                                             ------   ------   ------
Net earned premiums........................................  $4,179   $3,713   $3,038
                                                             ======   ======   ======
Reinsurance recoveries netted against policyholder
  benefits.................................................  $   57   $  177   $  119
                                                             ======   ======   ======

     Written premiums are not materially different than earned premiums in the preceding table.

     The reinsurance assumed premium for the years ended December 31, 2005, 2004, and 2003 include $4,220 million, $3,645 million, and $2,923 million, respectively, from RGA.

     Reinsurance recoverables, included in premiums and other receivables, were $1,029 million and $932 million at December 31, 2005 and 2004, respectively. Reinsurance and ceded commissions payable, included in other liabilities, were $61 million and $10 million at December 31, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  LONG-TERM DEBT

     At December 31, 2005 and 2004, long-term debt outstanding is as follows:

                                                INTEREST RATES
                                           ------------------------                 DECEMBER 31,
                                                           WEIGHTED                 -------------
                                               RANGE       AVERAGE     MATURITY     2005    2004
                                           -------------   --------   -----------   -----   -----
                                                                                    (IN MILLIONS)
Senior notes.............................  6.75% - 7.25%     6.92%    2006 - 2011   $300    $300
Fixed rate notes.........................   4.2% - 6.32%     4.96%    2006 - 2010    102     106
Other notes..............................    8% - 12%       10.07%    2009 - 2016      1       1
Junior subordinated debentures...........      6.75%         6.75%       2065        398      --
Surplus notes............................      7.63%         7.63%       2024         99      99
                                                                                    ----    ----
  Total..................................                                           $900    $506
                                                                                    ====    ====

     On December 8, 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% until December 15, 2015. Subsequent to December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 266.5 basis points, payable quarterly until maturity in 2065. RGA has the option to defer interest payments, subject to certain limitations. In addition, interest payments are mandatorily deferred if RGA does not meet specified capital adequacy, net income and shareholders' equity levels. Upon an optional or mandatory deferral, RGA is not permitted to pay common stock dividends or make payments of interest or principal on securities which rank equal or junior to the subordinated debentures, until the accrued and unpaid interest on the subordinated debentures is paid. The subordinated debentures are redeemable at RGA's option.

     Unsecured senior debt ranks highest in priority and consists of senior notes, fixed rate notes, other notes with varying interest rates, followed by subordinated debt which consists of junior subordinated debentures and surplus notes. Payments of interest and principal on the Company's surplus notes which are subordinate to all other debt may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2005 for the next five years are $126 million in 2006, $26 million in 2007, less than $1 million in 2008 and 2009, $50 million in 2010 and $698 million thereafter.

Credit Facilities and Letters of Credit

     RGA maintains committed and unsecured credit facilities aggregating $652 million as of December 31, 2005. When drawn upon, these facilities bear interest at varying rates in accordance with respective agreements. The following table provides details on these facilities as of December 31, 2005:

                                                               LETTER OF CREDIT                UNUSED
BORROWER(S)                          EXPIRATION     CAPACITY      ISSUANCES       DRAWDOWN   COMMITMENTS
-----------                        --------------   --------   ----------------   --------   -----------
                                                                       (IN MILLIONS)
RGA..............................  January 2006       $ 26           $ --           $ 26        $ --
RGA..............................  May 2007             26             --             26          --
RGA..............................  September 2010      600            320             50         230
                                                      ----           ----           ----        ----
Total............................                     $652           $320           $102        $230
                                                      ====           ====           ====        ====

     At December 31, 2005 and 2004, RGA had outstanding $457 million and $403 million, respectively, in letters of credit from various banks, of which $320 million and $0, respectively, were part of committed facilities.

     Certain of RGA's debt agreements contain financial covenant restrictions related to, among others, liens, the issuance and disposition of stock of restricted subsidiaries, minimum requirements of consolidated net worth,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES maximum ratios of debt to capitalization, change of control provisions, and minimum rating requirements. A material ongoing covenant default could require immediate payment of the amount due, including principal, under the various agreements. Additionally, RGA's debt agreements contain cross-default covenants, which would make outstanding borrowings immediately payable in the event of a material uncured covenant default under any of the agreements, including, but not limited to, non-payment of indebtedness when due for amounts greater than $10 million, or $25 million depending on the agreement, bankruptcy proceedings, and any other event which results in the acceleration of the maturity of indebtedness. As of December 31, 2005, RGA had $800 million in outstanding borrowings under its debt agreements and was in compliance with all covenants under those agreements. The ability of RGA to make debt principal and interest payments depends on the earnings and surplus of subsidiaries, investment earnings on undeployed capital proceeds, and RGA's ability to raise additional funds.

     RGA guarantees the payment of amounts outstanding under the credit facility maintained by its subsidiary operation in Australia. The total amount of debt outstanding, subject to the guarantee, as of December 31, 2005 was $26 million.

Other

     Interest expense related to the Company's indebtedness included in other expenses was $50 million, $49 million and $48 million for the years ended December 31, 2005, 2004 and 2003, respectively.

7. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and
(ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million and $158 million, net of unamortized discount of $66 million and $67 million at December 31, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

8.  INCOME TAXES

     The provision for income taxes from continuing operations was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Current:
  Federal...................................................   $ 23       $(7)      $29
  Foreign...................................................     70         4         1
                                                               ----       ---       ---
                                                                 93        (3)       30
Deferred:
  Federal...................................................    (31)       70         7
  Foreign...................................................      4         6         9
                                                               ----       ---       ---
                                                                (27)       76        16
                                                               ----       ---       ---
Provision for income taxes..................................   $ 66       $73       $46
                                                               ====       ===       ===

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Tax provision at U.S. statutory rate........................   $72       $78       $52
Tax effect of:
  Foreign tax rate differing from U.S. tax rate.............    (2)       (1)       (1)
  Tax preferred investment income...........................    --        (1)       (1)
  Tax credits...............................................    (1)       (3)       (5)
  State tax net of federal benefit..........................     1         1         1
  Corporate owned life insurance............................    (1)       (2)       (2)
  Valuation allowance for carryforward items................    (2)       (2)        1
  Other, net................................................    (1)        3         1
                                                               ---       ---       ---
  Provision for income taxes................................   $66       $73       $46
                                                               ===       ===       ===

     The Company has been audited by the Internal Revenue Service for the years through and including 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                              ---------------
                                                               2005     2004
                                                              ------   ------
                                                               (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................  $   --   $  314
  Employee benefits.........................................      28       36
  Loss and credit carryforwards.............................     728      333
  Other, net................................................      51       78
                                                              ------   ------
                                                                 807      761
  Less valuation allowance..................................       5        9
                                                              ------   ------
                                                                 802      752
                                                              ------   ------
Deferred income tax liabilities:
  Deferred policy acquisition costs.........................   1,002    1,024
  Policyholder liabilities and receivables..................     137       --
  Investments...............................................      39       22
  Net unrealized investment gains...........................     311      250
  Other, net................................................       9       91
                                                              ------   ------
                                                               1,498    1,387
                                                              ------   ------
Net deferred income tax liability...........................  $ (696)  $ (635)
                                                              ======   ======

     The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned domestic and foreign subsidiaries, except for RGA International Reinsurance Company Ltd., because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. This is due to the fact that the unremitted earnings will not be repatriated in the foreseeable future, or because those unremitted earnings that may be repatriated will not be taxable through the application of tax planning strategies that management would utilize.

     The Company believes that it is more likely than not that the deferred income tax assets established will be realized except for the amount of the valuation allowance. A valuation allowance for deferred income tax assets of approximately $5 million and $9 million at December 31, 2005 and 2004, respectively, was provided on the net operating losses and capital losses of General American Argentina Seguros de Vida, S.A., RGA South Africa Holdings, and RGA Financial Products. At December 31, 2005, the Company's subsidiaries had net operating loss carryforwards of $1,630 million and capital loss carryforwards of $163 million. The remaining loss carryforwards are expected to be utilized during the period allowed.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

LITIGATION

     Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims".

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A federal court has approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by the Company between January 1, 1982 through December 31, 1996. An appellate court has affirmed the order approving the settlement. The class includes owners of approximately 250,000 in-force or terminated policies.

     Certain class members have opted out of the class action settlement noted above and have brought or continued non-class action sales practices lawsuits. In addition, other sales practices lawsuits have been brought. As of December 31, 2005, there are approximately 34 sales practice lawsuits pending against the Company. The Company continues to defend itself vigorously against these lawsuits. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against the Company.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to the Company's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

     A policyholder filed a lawsuit against the Company, its administrator (Paul Revere Life Insurance Company) and Provident Life and Accident Insurance Company in an Arizona state court for damages in connection with the denial of her claim for disability benefits. The defendants removed the case to the United States District Court for the District of Arizona. Following a trial, a jury entered a verdict of approximately $85 million against the defendants. Defendants thereafter filed a motion seeking judgment as a matter of law, or alternatively, a new trial and/or remittitur. On September 16, 2003, the trial court granted the defendants' motion for remittitur, reducing the punitive damages from $79 million to $7 million, and awarding plaintiff $600,000 of the more than $2 million requested in attorneys' fees, but otherwise denied the defendants' post-trial motion. The total amount of the judgment is approximately $14.3 million. The Ninth Circuit affirmed the approximately $14.3 million judgment in its entirety. Pursuant to a reinsurance agreement between the Company and Paul Revere Life Insurance Company, the Company believes its share of the judgment is 20 percent. However, Paul Revere has requested that the Company pay an additional $2.4 million, over and above the 20 percent share. The Company has declined this request. Paul Revere and the Company have agreed to submit the issue to binding arbitration.

     RGA is currently a party to three arbitrations that involve its discontinued accident and health business, including personal accident business (including London market excess of loss business) and workers' compensation carve-out business. RGA is also party to one pending and one threatened arbitration related to its life reinsurance business. In addition, RGA has been joined in a suit filed against one of its ceding companies alleging wrongful denial of a life insurance claim. As of January 31, 2006, the parties involved in these actions have raised claims, or established liabilities that may result in claims, in the amount of approximately $32 million, which is approximately $28 million in excess of the liabilities recorded by RGA. The Company generally has little information regarding any liabilities established by the ceding companies, and must rely on management estimates to establish policy claim liabilities. It is possible that any such liabilities could be increased in the future. Management believes it has substantial defenses upon which to contest these claims, including but not limited to misrepresentation and breach of contract by direct and indirect ceding companies.

     RGA has reinsured privately-owned pension funds that were formed as a result of reform and privatization of Argentina's social security system. RGA ceased renewal of reinsurance treaties associated with privatized pension contracts in Argentina during 2001 because of adverse experience on this business, as several aspects of the pension fund claims flow did not develop as was contemplated when the reinsurance programs were initially priced.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Since 2001, RGA has pursued various courses of action to reduce and eliminate its obligations associated with the reinsurance of Argentine pension accounts. RGA's actions have resulted in one ceding company demanding arbitration and could result in other litigation or arbitrations in the future. However, as of January 2006, RGA had commuted about 95% of its obligations associated with the business and is in discussions with the remaining clients regarding settlement of all obligations under the remaining treaties. Therefore, the risk of litigation or arbitrations in the future has significantly declined. While it is not feasible to predict or determine the ultimate outcome of any such future litigations or arbitrations or provide reasonable ranges of potential losses, it is the opinion of the Company's management, that their outcomes, after consideration of the provisions made in the Company's consolidated financial statements, would not have a material adverse effect on its consolidated financial position.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Securities and Exchange Commission ("SEC") has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through the Company. In May 2004, the Company received a so-called "Wells Notice" stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against the Company. Under the SEC procedures, the Company can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. The Company has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company, as of the date of the consolidated financial statements, is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     MetLife, the ultimate parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking, among other things, information regarding and relating to compensation agreements between insurance brokers and MetLife, whether MetLife has provided or is aware of the provision of "fictitious" or "inflated" quotes, and information regarding tying arrangements with respect to reinsurance. Based upon an internal review, MetLife advised the Attorney General for the State of New York that MetLife was not aware of any instance in which MetLife had provided a "fictitious" or "inflated" quote. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking information and documents including contingent commission payments to brokers and MetLife's awareness of any "sham" bids for business. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that MetLife submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom MetLife submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents regarding a broker and certain Ohio public entity groups. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The California Insurance Commissioner is suing in California state court Metropolitan Life, Paragon Life Insurance Company, a subsidiary of the Company, and other companies alleging that the defendants violated certain provisions of the California Insurance Code. Another broker-related action against Paragon Life is pending in a multi-district proceeding established in the federal district court in the District of New Jersey. In this proceeding, plaintiffs have filed an amended class action complaint consolidating the claims from separate actions that had been filed in or transferred to the District of New Jersey. The consolidated amended complaint alleges that MetLife, Inc., Metropolitan Life, Paragon Life and several other insurance companies and several insurance brokers violated RICO, ERISA, and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. Plaintiffs seek to represent classes of employers that established employee benefit plans and persons who participated in such employee benefit plans. A motion for class certification has been filed. The Company intends to vigorously defend these cases.

     In addition to those discussed above, regulators and others have made a number of inquiries of the insurance industry regarding industry brokerage practices and related matters and other inquiries may begin. It is reasonably possible that additional subpoenas, interrogatories, requests and lawsuits will be received. The Company and MetLife will fully cooperate with all regulatory inquiries and intend to vigorously defend all lawsuits.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

Summary

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

COMMITMENTS

LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                        GROSS
                                                              RENTAL    RENTAL
                                                              INCOME   PAYMENTS
                                                              ------   --------
                                                                (IN MILLIONS)
2006........................................................   $10       $ 7
2007........................................................   $ 6       $ 6
2008........................................................   $ 5       $ 5
2009........................................................   $ 2       $ 4
2010........................................................   $ 1       $ 3
Thereafter..................................................   $ 2       $12

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were less than $1 million at both December 31, 2005 and 2004. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $26 million and $17 million at December 31, 2005 and 2004, respectively.

OTHER COMMITMENTS

     On December 12, 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of approximately $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and is purchasing the shares in the open market over the subsequent few months to return to the lenders. RGA will either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February, 2006, the final purchase price was determined, resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of treasury stock.

GUARANTEES

     In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $2 million to $10 million, with a cumulative maximum of $15 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     The fair value of the remaining indemnities, guarantees and commitments entered into during 2005 was insignificant and thus, no liabilities were recorded. The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed insurer engaged. Some states permit insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated $100 thousand. The Company maintained a liability of $5 million and a related asset for premium tax offsets of $4 million at December 31, 2005 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company has been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

10.  EMPLOYEE BENEFIT PLANS

PENSION PLANS AND OTHER BENEFIT PLANS

     Prior to January 1, 2003, General American, directly or through a wholly-owned subsidiary, was the sponsor and administrator of a qualified and several non-qualified defined benefit pension plans covering eligible employees. On December 31, 2002, the qualified plan was merged into the Metropolitan Life Retirement Plan for United States Employees (the "MetLife Plan"), a qualified defined benefit pension plan sponsored and administered by Metropolitan Life. The Company has no legal obligation for benefits under the MetLife Plan.

     On January 1, 2003, substantially all employees of the Company who are now covered under the MetLife Plan also became employees of certain subsidiaries of MetLife. Certain of these employees continue to be provided to the Company and therefore the Company is allocated expenses associated with the pension benefits offered to these employees. The Company's share of such allocated expenses included in the accompanying consolidated financial statements was $8 million, $8 million and $10 million for the years ended December 31, 2005, 2004 and 2003, respectively. In addition, certain retired employees of the Company are provided postretirement health care and life insurance benefits through a plan sponsored by Metropolitan Life. As the Company has no legal obligation for benefits under this plan, the assets and obligations are not included in the accompanying consolidated financial statements and additional disclosures below. However, the Company is allocated expenses related to the postretirement benefits offered to the retirees of the Company. The Company's allocated share of expenses related

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES to these postretirement benefits and included in the accompanying consolidated financial statements was $3 million, $2 million and $3 million for the years ended December 31 2005, 2004 and 2003, respectively.

     General American, or its subsidiaries, continues as sponsor of the non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying consolidated financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service while they are employed, but are not accruing additional benefits in the plan.

     RGA also sponsors a separate qualified defined benefit pension plan for its eligible employees. Employees of RGA may also become eligible for certain qualified postretirement health care and life insurance benefits if they attain retirement age, with sufficient service, while working for RGA. The assets and obligations of the RGA plans, along with the related net periodic expense, are included in the accompanying consolidated financial statements and additional disclosures below.

                                                                         DECEMBER 31,
                                                              -----------------------------------
                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              -----------------   ---------------
                                                               2005      2004      2005     2004
                                                              -------   -------   ------   ------
                                                                         (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $ 53      $ 48      $  9     $ 5
  Service cost..............................................      2         2         1       1
  Interest cost.............................................      3         3        --      --
  Actuarial losses (gains)..................................      5         2        --       3
  Benefits paid.............................................     (3)       (2)       --      --
                                                               ----      ----      ----     ---
Projected benefit obligation at end of year.................     60        53        10       9
                                                               ----      ----      ----     ---
Change in plan assets:
Contract value of plan assets at beginning of year..........     14        10        --      --
  Actual return on plan assets..............................     --         1        --      --
  Employer contribution.....................................      2         3        --      --
                                                               ----      ----      ----     ---
Contract value of plan assets at end of year................     16        14        --      --
                                                               ----      ----      ----     ---
Underfunded.................................................    (44)      (39)      (10)     (9)
Unrecognized net actuarial losses (gains)...................     23        19         4       4
Unrecognized prior service cost.............................    (20)      (22)       --      --
                                                               ----      ----      ----     ---
Accrued benefit cost........................................   $(41)     $(42)     $ (6)    $(5)
                                                               ====      ====      ====     ===
Qualified plan prepaid pension cost.........................   $ (2)     $ (1)     $ --     $--
Non-qualified plan accrued pension cost.....................    (46)      (47)       (6)     (5)
Accumulated other comprehensive income......................      7         6        --      --
                                                               ----      ----      ----     ---
Accrued benefit cost........................................   $(41)     $(42)     $ (6)    $(5)
                                                               ====      ====      ====     ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                                        NON-QUALIFIED
                                                      QUALIFIED PLAN        PLAN           TOTAL
                                                      ---------------   -------------   -----------
                                                       2005     2004    2005    2004    2005   2004
                                                      ------   ------   -----   -----   ----   ----
                                                                      (IN MILLIONS)
Aggregate fair value of plan assets.................   $16      $14     $ --    $ --    $ 16   $ 14
Aggregate projected benefit obligation..............    22       18       38      35      60     53
                                                       ---      ---     ----    ----    ----   ----
Underfunded.........................................   $(6)     $(4)    $(38)   $(35)   $(44)  $(39)
                                                       ===      ===     ====    ====    ====   ====

     The accumulated benefit obligation, for all defined benefit pension plans, was $53 million and $48 million at December 31, 2005 and 2004, respectively. The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2005 and 2004.

     The components of net periodic benefit cost were as follows:

                                                  PENSION BENEFITS      OTHER BENEFITS
                                                 ------------------   -------------------
                                                 2005   2004   2003   2005   2004   2003
                                                 ----   ----   ----   ----   ----   -----
                                                              (IN MILLIONS)
Service cost...................................  $ 2    $ 2    $ 1    $ 1    $ 1    $  --
Interest cost..................................    3      3      3     --     --       --
Expected return on plan assets.................   (1)    (1)    (1)    --     --       --
Amortization of prior actuarial losses
  (gains)......................................    1      1      1     --     --       --
Amortization of prior service cost.............   (2)    (2)    (2)    --     --       --
                                                 ---    ---    ---    ---    ---    -----
Net periodic benefit (credit) cost.............  $ 3    $ 3    $ 2    $ 1    $ 1    $  --
                                                 ===    ===    ===    ===    ===    =====

ASSUMPTIONS

     Assumptions used in determining the obligations were as follows:

                                                                DECEMBER 31,
                                                     -----------------------------------
                                                     PENSION BENEFITS    OTHER BENEFITS
                                                     -----------------   ---------------
                                                      2005      2004      2005     2004
                                                     -------   -------   ------   ------
Weighted average discount rate.....................  5.77%     5.92%     5.75%    6.00%
Rate of compensation increase......................  4%-8%     4%-8%      N/A      N/A

     The assumptions used in determining net periodic benefit cost were as follows:

                                                     DECEMBER 31,
                                     ---------------------------------------------
                                       PENSION BENEFITS         OTHER BENEFITS
                                     ---------------------   ---------------------
                                     2005    2004    2003    2005    2004    2003
                                     -----   -----   -----   -----   -----   -----
Weighted average discount rate.....  5.76%   5.46%   6.75%   5.75%   6.50%   6.50%
Expected return on plan assets.....  8.50%   8.50%   8.75%    N/A     N/A     N/A
Rate of compensation increase......  4%-8%   4%-8%   4%-8%    N/A     N/A     N/A

     The discount rate is based on the yield of a hypothetical portfolio of high-quality debt instruments available on the valuation date, measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan asset by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES return derived using this approach will fluctuate from year to year, the Company's policy is to hold long-term assumptions constant as it remains within reasonable tolerance from the derived rate.

     The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation were as follows:

                                                        DECEMBER 31,
                                       -----------------------------------------------
                                                2005                     2004
                                       ----------------------   ----------------------
Pre-Medicare eligible claims.........  11% down to 5% in 2012   12% down to 5% in 2012
Medicare eligible claims.............  11% down to 5% in 2012   12% down to 5% in 2012

     Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trends would have the following effects:

                                                    ONE PERCENT INCREASE   ONE PERCENT DECREASE
                                                    --------------------   --------------------
                                                                   (IN MILLIONS)
Effect on total of service and interest cost
  components......................................         $  --                   $--
Effect on accumulated postretirement benefit
  obligation......................................         $   2                   $(2)

PLAN ASSETS

     The weighted average allocation of pension plan assets is as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2005    2004
                                                              -----   -----
ASSET CATEGORY
Equity securities...........................................    75%     76%
Fixed maturities............................................    25%     24%
                                                               ---     ---
  Total.....................................................   100%    100%
                                                               ===     ===

     The weighted average target allocation of pension plan assets for 2006 is as follows:

                                                               PENSION
                                                               BENEFITS
                                                               --------
ASSET CATEGORY
Equity securities...........................................      75%
Fixed maturities............................................      25%

     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

CASH FLOWS

     The Company expects to contribute $7 million to its pension plan and $136 thousand to its other benefit plans during 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Gross benefit payments for the next ten years, which reflect expected future service, as appropriate, are expected to be as follows:

                                                            PENSION BENEFITS   OTHER BENEFITS
                                                            ----------------   --------------
                                                                      (IN MILLIONS)
2006......................................................        $ 5              $  --
2007......................................................        $ 4              $  --
2008......................................................        $ 4              $  --
2009......................................................        $ 5              $  --
2010......................................................        $ 5              $  --
2011-2015.................................................        $30              $   2

SAVINGS AND INVESTMENT PLANS

     The Company and MetLife sponsor savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $3 million, $2 million and $2 million to these plans during the years ended December 31, 2005, 2004 and 2003, respectively.

11.  EQUITY

PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

     On December 16, 2003, MetLife Inc. transferred 2,532,600 shares of common stock of RGA to Equity Intermediary Company ("EIC"), a subsidiary of the Company, in exchange for 93,402 shares of Series A Cumulative Preferred Stock ("the Preferred Shares"). Holders of the Preferred Shares are entitled to receive cumulative cash dividends at the annual applicable rate of 7% times the Liquidation Preference of $1,000 per share payable quarterly, when and if declared by the Board of Directors. Holders of the Preferred Shares have no voting rights, except as required by applicable law. The Preferred Shares rank senior to the common stock.

     In December 2004, MetLife contributed the 93,402 Preferred Shares of EIC to the Company. Upon the dissolution of EIC, the Company retired the shares and recorded a contribution of capital of $93 million from GenAmerica.

DIVIDEND RESTRICTIONS

     The Company and its insurance subsidiaries are subject to limitations on the payment of dividends to their parents. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of:
(i) 10% of the insurance subsidiaries' statutory surplus as of the immediately preceding calendar year or (ii) the insurance subsidiaries' statutory gain from operations for the preceding year (excluding realized investment gains). The Company paid to GenAmerica stockholder dividends in the amount of $13 million, $40 million and $1 million for the years ended December 31, 2005, 2004 and 2003. As of December 31, 2005, the maximum amount of the dividend, which may be paid to GenAmerica from the Company in 2006, without prior regulatory approval, is $167 million.

STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES action. Each of the Holding Company's U.S. insurance subsidiaries exceeded the minimum risk-based capital requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance (the "Department") has fully adopted Codification for the preparation of statutory financial statements of insurance companies domiciled in Missouri. The impact of adoption did not materially impact statutory capital and surplus. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net loss of General American Life Insurance Company, a Missouri domiciled insurer, was $34 million, $80 million and $151 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $1,677 million and $1,297 million at December 31, 2005 and 2004, respectively.

OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005     2004     2003
                                                              ------   ------   -------
                                                                    (IN MILLIONS)
Holding gains on investments arising during the year........   $123     $210     $ 242
Income tax effect of holding gains..........................    (55)     (88)     (111)
Reclassification adjustments:
  Recognized holding losses included in current year
     income.................................................    (21)     (89)      (54)
  Amortization of premium and accretion of discounts
     associated with investments............................     (8)     (14)      (45)
  Income tax effect.........................................     15       43        45
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................     42       77       (10)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................    (21)     (32)        5
                                                               ----     ----     -----
Net unrealized investment gains.............................     75      107        72
Foreign currency translation adjustment.....................      3       14        25
Minimum pension liability adjustment........................      2       (1)       (5)
                                                               ----     ----     -----
Other comprehensive income..................................   $ 80     $120     $  92
                                                               ====     ====     =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Compensation...............................................  $   39   $   46   $   68
Commissions................................................     493    1,076      959
Interest and debt issue costs..............................      50       48       44
Amortization of policy acquisition costs...................     697      495      448
Capitalization of policy acquisition costs.................    (649)    (960)    (958)
Minority interest..........................................     164      162      132
Other......................................................     353      389      380
                                                             ------   ------   ------
  Total other expenses.....................................  $1,147   $1,256   $1,073
                                                             ======   ======   ======

13.  ACQUISITIONS AND DISPOSITIONS

     In March, 2005, the Company dissolved its wholly owned subsidiary, GenAmerican Management Corporation, into its parent.

     In March 2005, the Company sold its White Oak and Krisman subsidiaries to Metropolitan Life. The amount received below book value was recorded as a return of capital to Metropolitan Life of $7 million. Total assets and total liabilities of the entities sold at December 31, 2004 were $40 million and $3 million, respectively. Total revenues of the entities sold included in the Company's consolidated revenues were $7 million and ($1) million for the years ended December 31, 2004 and 2003, respectively.

     In December 2004, EIC, a wholly owned subsidiary of the Company, was dissolved. See Note 11.

     In September 2003, RGA announced a coinsurance agreement under which it assumed the traditional U.S. life insurance business of Allianz Life Insurance Company of North America. The transaction closed during the fourth quarter of 2003 with an effective date retroactive to July 1, 2003. The transaction added approximately $278 billion of life insurance in-force, $246 million of premiums and $11 million of pre-tax income, excluding minority interest expense, to the fourth quarter of 2003.

14.  DISCONTINUED OPERATIONS

REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the components of income from discontinued real estate operations:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Investment income...........................................   $--       $ 2       $--
Investment expense..........................................    --        (1)       (1)
Net investment gains (losses)...............................    --        --        (1)
                                                               ---       ---       ---
  Total revenues............................................    --         1        (2)
Provision for income taxes..................................    --        --         1
                                                               ---       ---       ---
  Income (loss) from discontinued operations net of income
     tax....................................................   $--       $ 1       $(1)
                                                               ===       ===       ===

     There was no real estate related to discontinued operations at December 31, 2005 and 2004.

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
                                                           --------   --------   ----------
DECEMBER 31, 2005                                                   (IN MILLIONS)
Assets:
  Fixed maturities.......................................             $15,086     $15,086
  Equity securities......................................             $   201     $   201
  Mortgage loans on real estate..........................             $   896     $   898
  Policy loans...........................................             $ 2,645     $ 2,645
  Short-term investments.................................             $   153     $   153
  Cash and cash equivalents..............................             $   268     $   268
  Mortgage loan commitments..............................    $26      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 6,868     $ 6,235
  Long-term debt.........................................             $   900     $   953
  Shares subject to mandatory redemption.................             $   159     $   228
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,383     $ 1,383

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
                                                           --------   --------   ----------
DECEMBER 31, 2004                                                   (IN MILLIONS)
Assets:
  Fixed maturities.......................................             $13,912     $13,912
  Equity securities......................................             $   178     $   178
  Mortgage loans on real estate..........................             $ 1,090     $ 1,133
  Policy loans...........................................             $ 2,625     $ 2,625
  Short-term investments.................................             $    86     $    86
  Cash and cash equivalents..............................             $   372     $   372
  Mortgage loan commitments..............................    $17      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 6,301     $ 5,808
  Long-term debt.........................................             $   506     $   540
  Shares subject to mandatory redemption.................             $   158     $   223
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,461     $ 1,461

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturity and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE LOANS ON REAL ESTATE AND MORTGAGE LOAN COMMITMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances which do not have final contractual maturities are assumed to equal their current net surrender value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

LONG-TERM DEBT AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of long-term debt and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

PAYABLES UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables under securities loaned and other transactions approximate fair value.

DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     Effective September 30, 2005, the Company recaptured its reinsurance agreement with Missouri Reinsurance (Barbados) Inc. ("Missouri"), an affiliate. This agreement ceded, on a coinsurance basis, all business owned life insurance policies. As a result of the recapture of this agreement, the Company paid a recapture fee of $15 million to Missouri and $276 million in assets supporting the liabilities on this treaty were transferred from Missouri to the Company.

     Effective January 1, 2005, the Company entered into a reinsurance agreement to cede an in force block of business to MetLife Investors USA Insurance Company ("MLI USA"), an affiliate. This agreement covered certain term and universal life policies issued by the Company on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, the Company transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in force as of December 31, 2004. As a result of the transfer of assets, the Company recognized a realized gain of $20 million, net of income taxes. The Company also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in force business as of January 1, 2005. For the policies issued on or after January 1, 2005, the Company ceded premiums and related fees of $192 million and ceded benefits and related costs of $143 million for the year ended December 31, 2005. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2005 were $932 million.

     Effective January 1, 2005, the Company recaptured its reinsurance agreement with Exeter Reassurance Company, Ltd., an affiliate. This agreement ceded, on a modified co-insurance basis, certain policies issued by the Company with universal life secondary guarantees. There was no recapture fee paid since the terms of the recapture agreement for this treaty resulted in no fees due to either party. The recapture of this agreement resulted in a pre-tax gain of $1 million for the year ended December 31, 2005.

     On December 23, 2004, the Company dissolved its wholly owned subsidiary, EIC. Prior to the dissolution, EIC had preferred stock issued and outstanding held by MetLife. Upon dissolution, MetLife contributed the preferred shares to the Company through its parent in the form of a capital contribution for $93 million.

     In 2003, the Company received a non-cash capital contribution of $131 million associated with Metropolitan Life's transfer of the outstanding shares of RGA common stock to EIC.

     Effective January 2001, the Company entered into a financial reinsurance agreement with Metropolitan Life. Metropolitan Life assumes substantially all of the Company's supplementary contracts without life contingencies. The Company had policyholder account balances and corresponding recoverables from reinsurers, in premiums and other receivables, for the same amounts of $143 million and $146 million at December 31, 2005 and 2004 respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     RGA has reinsurance transactions with Metropolitan Life and certain of its subsidiaries. Under these agreements, RGA reflected net assumed premiums of approximately $189 million, $127 million and $119 million in 2005, 2004 and 2003, respectively. The earned premiums reflect the net of business assumed from and ceded to Metropolitan Life and its subsidiaries. The pre-tax income on this business was approximately $10 million, $27 million and $12 million in 2005, 2004 and 2003, respectively.

     Under the terms of a master service agreement with Metropolitan Life, the Company and its subsidiaries paid $5 million, $7 million and $6 million in investment management fees and $87 million, $110 million and $100 million for other administrative services in 2005, 2004 and 2003, respectively. The Company had $976 million and $519 million of receivables with affiliates as of December 31, 2005 and 2004, respectively.

     At December 31, 2005, the Company held no assets in the Metropolitan Money Market Pool of affiliated companies. At December 31, 2004, the Company held $44 million of assets in the Metropolitan Money Market Pool of affiliated companies. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company transferred assets with a cost or amortized cost and fair market value of $464 million and $495 million, and $191 million and $198 million, for the years ended December 31, 2005 and 2004, respectively. The realized capital gains (losses) recognized on those transfers were $31 million and $7 million for the years ended December 31, 2005 and 2004, respectively. There were no assets transferred for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $382 million and $7 million for the years ended December 31, 2005 and 2004, respectively.

     These transactions are based upon agreed upon amounts that might differ from amounts that would be charged if such transactions were among third parties.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

17.  SUBSEQUENT EVENTS

     On May 1, 2006, the Company sold its wholly owned subsidiary, Paragon, to its ultimate parent, MetLife. Immediately following the sale, MetLife merged Paragon with and into Metropolitan Life. The Company received consideration of approximately $76 million for Paragon. At December 31, 2005, Paragon had total assets of $727 million, total liabilities of $643 million, and net income of $7 million.

     On June 28, 2006, a subsidiary of RGA, Timberlake Financial L.L.C. completed an offering of $850 million of 30-year notes. The notes represent senior, secured indebtedness of Timberlake Financial, L.L.C. and its assets with no recourse to RGA or its subsidiaries. Up to $150 million of additional notes may be offered in the future. The proceeds of the offering will provide long-term collateral to support Regulation Triple X reserves on approximately
1.5 million term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance Company, a U.S. subsidiary of RGA.

     On June 28, 2006, the Company paid to GenAmerica stockholder dividends in the amount of $13 million.

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.     Financial Statements
       ------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:


1.     Report of Independent Registered Public Accounting Firm.

2.     Statement of Assets and Liabilities as of December 31, 2005.

3.     Statement of Operations for the year ended December 31, 2005.

4. Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004.

5.     Notes to Financial Statements - December 31, 2005.

The following consolidated financial statements of the Company are included in Part B hereof:


1.     Report of Independent Registered Public Accounting Firm.


2.     Consolidated Balance Sheets as of December 31, 2005 and 2004.

3. Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003.

4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003.

5. Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.

6.     Notes to Consolidated Financial Statements.


The following consolidated financial statements of General American Life Insurance Company (the "Guarantor") are included in Part B hereof:

1.     Report of Independent Registered Public Accounting Firm.

2.     Consolidated Balance Sheets as of December 31, 2005 and 2004.

3. Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003.

4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003.

5. Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.

6.     Notes to Consolidated Financial Statements.

b.     Exhibits

       ------------------------------------------------------------------------

1. (i) Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(5)

  (ii) Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(15)

2.     Not Applicable.

3.   (i)  Form of Principal Underwriter's and Selling Agreement(8)

  (ii)      Principal Underwriter's and Selling Agreement (effective January 1,
2001)(15)

  (iii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(15)

  (iv) Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(15)


  (v)      Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (23)


4.   (i)  Individual Flexible Purchase Payment Deferred Variable Annuity
          Contract(7)

  (ii)      Enhanced Dollar Cost Averaging Rider(7)

  (iii)      Three Month Market Entry Rider(7)

  (iv)      Death Benefit Rider - (Compounded-Plus)(7)

  (v)      Death Benefit Rider - (Annual)(7)

  (vi)      Death Benefit Rider - (Annual Step-Up)(7)

  (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit)(7)

  (viii)      Additional Death Benefit Rider - (Earnings Preservation
Benefit)(7)

  (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(7)

  (x)      Terminal Illness Rider(7)

  (xi)      Individual Retirement Annuity Endorsement(7)

  (xii)      Roth Individual Retirement Annuity Endorsement(7)

  (xiii)      401 Plan Endorsement(7)

  (xiv)      Tax Sheltered Annuity Endorsement(7)

  (xv)      Unisex Annuity Rates Rider(7)

  (xvi) Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company)(10)

  (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(12)

  (xviii)      Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(14)

  (xvix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2
(7/04)(15)

  (xx)      Individual Retirement Annuity Endorsement 7023.1 (9/02)(15)

  (xxi)      Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(15)

  (xxii)      401(a)/403(a) Plan Endorsement 7025.1 (9/02)(15)

  (xxiii)      Tax Sheltered Annuity Endorsement 7026.1 (9/02)(15)

  (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02)(15)

  (xxv) Form of Guaranteed Miminimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2(5/05) (17)

  (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (17)

  (xxvii)      Form of Three Month Market Entry Rider 7013-1 (5/05) (17)

  (xxviii)      Form of Contract Schedule 7028-3 (5/05) (17)

  (xxix) Guaranteed Withdrawal Benefit Rider (GWB I, II, III) MLI-690-2 (11/05) (18)

  (xxx) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (19)

  (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E (19)

  (xxxii)      Guaranteed Minimum Accumulation Benefit Rider-Living Benefit
(GMAB) MLIC-670-1 (11/05) (19)

  (xxxiii)      Designated Beneficiary Non-Qualified Annuity Endorsement
MLI-NQ-1 (11/05)-I (20)

  (xxxiv)      Form of Lifetime Guaranteed Withdrawal Benefit Rider (22)

  (xxxv)      Form of Guaranteed Mimimum Income Benefit Rider (22)

  (xxxvi)      Form of Contract Schedule (enhanced GMIB Plus) (22)


  (xxxvii)      Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06)
(24)

  (xxxviii)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5
(6/06) (24)


5.   (i)  Variable Annuity Application(7)

  (ii) Form of Variable Annuity Application (Class B) (7029(11/00)) (APPVA-504B)(13)

  (iii) Form of Variable Annuity Application (Class AA) (7029(1/01) (APPVA-504AA)(13)

  (iv) Forms of Variable Annuity Application: Class VA 7029(7/04) APPVA-504VA; Class AA 7029(7/04) APPVA-504AA; and Class B 7029(7/04) APPVA-504B.(14)

  (v)      Form of Variable Annuity Application (Class VA) 7029 (1/05)
       APPVA105VA (17)

  (vi) Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA (19)

  (vii)      Form of Variable Annuity Application (Class B) 7029 (4/05)
APPVA-505B (19)


  (viii) Form of Variable Annuity Application (Class VA) 7029 (1/06) APPVAVA606 (24)

  (ix) Form of Variable Annuity Application (Class B) 7029 (7/04) APPVABLIS506 (24)

  (x)      Form of Variable Annuity Application (Class AA) 7029 (7/04)
APPVAAA506 (24)


6.   (i) Copy of Articles of Incorporation of the Company(1)

  (ii)      Copy of the Bylaws of the Company(1)

7.   (i)   Reinsurance Agreement between MetLife Investors Insurance Company and
        Metropolitan Life Insurance Company(11)

  (ii) Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd(11)


  (iii) Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General American Life Insurance Company (24)


8. (i) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company (1997)(3)

  (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. (1997)(2)

  (iii) Form of Fund Participation Agreement between Cova Financial Services Life Insurance Company and each of Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund; Inc. (November 1,
       1999)(6)

  (iv) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (May 1, 1998)(5)

  (v) Form of Fund Participation Agreement between Scudder Variable Life Investment Fund and Cova Financial Services Life Insurance Company
       (1999)(6)

  (vi) (a) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company (November 1997)(2)

    (b) Partial Termination of Participation Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company (January 28,
       1999)(16)

    (c) Form of Amendment to Participation Agreement dated November 24, 1997 by and among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company (1998)(16)


    (d) Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company (October 1, 1999)(16)

  (vii) (a) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC (November 15, 1999)(6)

    (b) Amendment No. 1 to Participation Agreement Among Cova Financial Life Insurance Company, PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective April 1, 2000); and Amendment No. 2 to Participation Agreement Among Cova Financial Life Insurance Company, PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective February 12, 2001)(16)

    (c) PIMCO Variable Insurance Trust Services Agreement between PIMCO Variable Insurance Trust and Cova Financial Life Insurance Company dated April 1, 2000 (16)

  (viii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company (December 12, 1997)(3)

  (ix) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

  (x) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

  (xi) Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

  (xii) (a) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(11)

    (b) First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and MetLife Investors Insurance Company (September 14, 2001)(11)


  (xiii) Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Cova Financial Services Life Insurance Company (effective September 1, 2000)(15)

  (xiv) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004)(21)


  (xv) Net Worth Agreeement among MetLife, Inc. and MetLife Investors Insurance Company (effective December 31, 2002) (24)

(xvi) Guarantee Agreement (June 1, 1995)(General American Life Insurance Company)(25)

9.   (i) Opinion and Consent of Counsel(13)

(ii)      Opinion (General American Life Insurance Company)(filed herewith)

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor (filed herewith)


11.     Not Applicable

12.     Agreement Governing Contribution(5)

13. (i) Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper and George Foulke(13)


  (ii)      Power of Attorney for Matthew K. Wessel (18)

(iii) Powers of Attorney (General American Life Insurance Company) for Lisa M. Weber, Michael K. Farrell, Leland C. Launer, Jr., James L. Lipscomb, Catherine A. Rein, Stanley J. Talbi, Michael J. Vietri, William J. Wheeler, Anthony J. Williamson, Charles V. Curcio and Joseph
       J. Prochaska, Jr. (filed herewith)


(1) incorporated herein by reference to Registrant's Form N-4 (File Nos.333-34741 and 811-05200) filed electronically on August 29, 1997.

(2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-34741 and 811-05200) filed electronically on November 20, 1997.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on January 26, 1998.

(4) incorporated herein by reference to Registrant's Amendment No. 11 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 30, 1998.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on May 1, 2000.

(7) incorporated herein by reference to Registrant's N-4 (File Nos.333-50540 and 811-05200) filed electronically on November 22, 2000.

(8) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-50540 and 811-05200) filed electronically on March 6, 2001.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 30, 2003.

(12) incorporated herein by reference to MetLife Investors USA Separate Account A Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.

(14) incorporated herein by reference to Registrant's Post-Effective Amendent No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

(15) incorporated herein by reference to Registrant's Post-Effective Amendent No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on November 2, 2004.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.

(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on October 7, 2005.

(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 13, 2006.


(23) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

(24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.

(25) incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) filed electronically on July 27, 2006.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------------
Michael K. Farrell                      Chairman of the Board, President,
5 Park Plaza, Suite 1900                Chief Executive Officer and Director
Irvine, CA 92614
Susan A. Buffum                         Director
334 Madison Avenue
Convent Station, NJ 07961
Matthew K. Wessel                       Vice President and Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807
James P. Bossert                        Executive Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614
Michael R. Fanning                      Director
501 Boylston Street
Boston, MA 02116
Elizabeth M. Forget                     Director
260 Madison Avenue
New York, NY 10016

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------
George Foulke                           Director
501 Route 22
Bridgewater, NJ 08807
Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07967
Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West DesMoines, IA 50266
Richard C. Pearson                      Executive Vice President,
5 Park Plaza, Suite 1900                General Counsel, Secretary and Director
Irvine, CA 92614
Helayne F. Klier                        Executive Vice President
260 Madison Avenue
New York, NY 10016
Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614
Leonard M. Bakal                        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Roberto Baron                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614
Betty Davis                             Vice President
1125 - 17th Street
Denver, CO 80202
Brian C. Kiel                           Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807
Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116
Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08907
Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116
Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614
Garth A. Bernard                        Vice President
501 Boylston Street
Boston, MA 02116
Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------
Kenneth J. Eiger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Bennett D. Kleinberg                    Vice President
185 Asylum Street
Hartford, CT 06103
Lisa S. Kuklinski                       Vice President
260 Madison Avenue
New York, NY 10016
Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF JUNE 30, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of June
30, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Retirement Services LLC (NJ)

            a)    MetLife Investment Funds Services LLC (NJ)

            b)    MetLife Investment Funds Management LLC (NJ)

            c)    MetLife Associates LLC (DE)

                  1)   CitiStreet Equities LLC (NJ)

                  2)   MetLife Associates of Montana LLC (MT)

                  3) MetLife Associates of Texas, Inc. (TX) -- All outstanding shares of voting stock (the "Shares") of Metlife Associates of Texas, Inc. ("MAT") are owned by a MetLife employee who is a resident of Texas (the "Employee Shareholder"). The Employee Shareholder, along with MAT and Metlife Associates LLC ("Associates"), are parties to a Close Corporation Agreement. The Close Corporation Agreement contains, among other provisions,
                       (i) restrictions on transfer of the Shares that effectively give Associates the power to control the disposition of the Shares, and (ii) provisions requiring the Employee Shareholder to elect as directors of MAT the individuals recommended by Associates.

                  4)   MetLife Associates Insurance Agency of
                       Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by MetLife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.2319% is owned by MetLife International Holdings, Inc. and 4.7680% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    L/C Development Corporation (CA)

      9.   Thorngate, LLC (DE)

      10.   Alternative Fuel I, LLC (DE)

      11.   Transmountain Land & Livestock Company (MT)

      12.   MetPark Funding, Inc. (DE)

      13.   HPZ Assets LLC (DE)

      14.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      15.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      16.   MetLife (India) Private Ltd. (India)

      17.   Metropolitan Marine Way Investments Limited (Canada)

      18.   MetLife Private Equity Holdings, LLC (DE)

      19.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      20.   Metropolitan Realty Management, Inc. (DE)

      21.   Dewey Square South, LLC (NY)

      22.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      23.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        24.   Bond Trust Account A (MA)

        25.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      26.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      27.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      28.   Corporate Real Estate Holdings, LLC (DE)

      29. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      30.   MetLife Tower Resources Group, Inc. (DE)

      31.   Headland - Pacific Palisades, LLC (CA)

      32.   Headland Properties Associates (CA)

      33.   Krisman, Inc. (MO)

      34.   Special Multi-Asset Receivables Trust (DE)

      35.   White Oak Royalty Company (OK)

      36.   500 Grant Street GP LLC (DE)

      37. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      38.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1. 190 S.LaSalle Associates L.L.C. (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (DE)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC (DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    MLI Distribution LLC (DE)

            d)    Travelers Investment Adviser, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by MetLife Insurance Company of Connecticut, 4% is owned by MetLife Life and Annuity Company of Connecticut and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

            b) SSB Private Selections, LLC (DE) (50%) -- SSB Private Selections, LLC ("SSB") is 45% owned by MIC and 5% owned by MLAC (the remaining 50% of SSB is owned by a third party). The capital commitment of SSB in Solomon Smith Barney Private Selection Fund I, LLC represents 24.5% of total commitments.

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (CT) - TRAL & Co.is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      24.   Tribeca Distressed Securities L.L.C. (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of May 31, 2006, there were 3,235 qualified contract owners and 2,206 non-qualified contract owners of Class VA contracts; 8,657 qualified contract owners and 6,725 non-qualified contract owners of Class AA contracts; and 2,358 qualified contract owners and 4,229 non-qualified owners of Class B contracts.


ITEM 28. INDEMNIFICATION


     The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


     The Bylaws of the Company (Article IV, Section 1) provide that:

     Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

      Met Investors Series Trust
          MetLife Investors USA Separate Account A
          MetLife Investors Variable Annuity Account Five
          MetLife Investors Variable Life Account One
          MetLife Investors Variable Life Account Five
          First MetLife Investors Variable Annuity Account One
          General American Separate Account Eleven
          General American Separate Account Twenty-Eight
          General American Separate Account Twenty-Nine
          General American Separate Account Two
          Security Equity Separate Account Twenty-Six
          Security Equity Separate Account Twenty-Seven



  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------
Michael K. Farrell                      Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614
Peter Gruppuso                          Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830
Leslie Sutherland                       Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson                        Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -------------------------------------------------------------
Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Curtis Wohlers                          Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Louis P. Digiacomo                      Senior Vice President, Channel Head-Independent Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Andrew Aiello                           Senior Vice President, Channel Head-National Account Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Anthony J. Dufault                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
James R. Fitzpatrick                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Charles M. Deuth                        Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614


  (c) Compensation From the Registrant: The following commissions and other compensation were received by the

       Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------
 MetLife Investors Distribution Company   $   76,214,486    $     0         $    0        $    0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
    02110

  (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

  (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

     (g) MetLife, 501 Boylston Street, Boston, MA 02116

     (h) MetLife, 200 Park Avenue, New York, NY 10166


     (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


     e. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), filed as an exhibit to this Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

     These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

     Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

     During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.

                                REPRESENTATIONS


     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California on this 24th day of July 2006.

   MetLife Investors Variable Annuity Account One
   (Registrant)
   By:   MetLife Investors Insurance Company
   By:   /s/ Michael K. Farrell
         ----------------------------------------
         Michael K. Farrell
         President and Chief Executive Officer
   MetLife Investors Insurance Company
   (Depositor)
   By:   /s/ Michael K. Farrell
         ----------------------------------------
         Michael K. Farrell
         President and Chief Executive Officer

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 24, 2006.

/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                 President and Director
/s/ James P. Bossert*              Executive Vice President and Director
--------------------------------
James P. Bossert
/s/ Matthew K. Wessel*             Executive Vice President and Chief Financial
--------------------------------   Officer (Principal Accounting Officer)
Matthew K. Wessel
/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum
/s/ Michael R. Fanning*            Director
--------------------------------
Michael R. Fanning
/s/ Elizabeth M. Forget*           Director
--------------------------------
Elizabeth M. Forget
/s/ George Foulke*                 Director
--------------------------------
George Foulke
                                   Director
--------------------------------
Paul A. Sylvester
/s/ Richard C. Pearson*            Executive Vice President, General Counsel,
--------------------------------   Secretary and Director
Richard C. Pearson
/s/ Jeffrey A. Tupper*             Assistant Vice President and Director
--------------------------------
Jeffrey A. Tupper

   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          July 24, 2006

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 14 on April 27, 2004, except for Matthew
K. Wessel whose power of attorney is incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) filed as Exhibit 13(ii) on July 13, 2005.

                                   SIGNATURES

     As required by the Securities Act of 1933, General American Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of St. Louis and State of Missouri on this 28th day of July 2006.

   GENERAL AMERICAN LIFE INSURANCE COMPANY
   (Guarantor)
   By:   /s/ William C. Lane
         ----------------------------------------
         William C. Lane
         Vice President and Associate General Counsel

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on July 28, 2006.

/s/ Lisa M. Weber*
--------------------------------   Chairman of the Board, Chief Executive Officer,
Lisa M. Weber                      President and Director
/s/ Charles V. Curcio*             Vice President (Principal Financial Officer)
--------------------------------
Charles V. Curcio
/s/ Michael K. Farrell*            Director
--------------------------------
Michael K. Farrell
/s/ Leland C. Launer, Jr.*         Director
--------------------------------
Leland C. Launer, Jr.
/s/ James L. Lipscomb*             Director
--------------------------------
James L. Lipscomb
/s/ Joseph J. Prochaska, Jr.*      Senior Vice President and Chief Accounting Officer
--------------------------------
Joseph J. Prochaska, Jr.
/s/ Catherine A. Rein*             Director
--------------------------------
Catherine A. Rein
/s/ Stanley J. Talbi*              Director
--------------------------------
Stanley J. Talbi
/s/ Michael J. Vietri*             Director
--------------------------------
Michael J. Vietri
/s/ William J. Wheeler*            Director
--------------------------------
William J. Wheeler
/s/ Anthony J. Williamson*         Director, Senior Vice President and Treasurer
--------------------------------
Anthony J. Williamson

   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          July 28, 2006

* General American Life Insurance Company. Executed by Michele H. Abate, Esq. on behalf of those indicated pursuant to powers of attorney filed herewith.

                                INDEX TO EXHIBITS

9(ii)       Opinion of Counsel (General American Life Insurance Company)

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor

13(iii)     Powers of Attorney - General American Life Insurance Company